UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 to March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	March 31, 2007

Metropolitan Series Fund, Inc.

Schedule of Investments as of March 31, 2007

BlackRock Aggressive Growth Portfolio	MSF-1
BlackRock Bond Income Portfolio	MSF-3
BlackRock Diversified Portfolio	MSF-10
BlackRock Large Cap Portfolio	MSF-18
BlackRock Large Cap Value Portfolio	MSF-21
BlackRock Legacy Large Cap Growth Portfolio	MSF-23
BlackRock Money Market Portfolio	MSF-25
BlackRock Strategic Value Portfolio	MSF-27
Capital Guardian U.S. Equity Portfolio	MSF-30
Davis Venture Value Portfolio	MSF-34
FI International Stock Portfolio	MSF-36
FI Large Cap Portfolio	MSF-40
FI Mid Cap Opportunities Portfolio	MSF-42
FI Value Leaders Portfolio	MSF-44
Franklin Templeton Small Cap Growth Portfolio	MSF-46
Harris Oakmark Focused Value Portfolio	MSF-49
Harris Oakmark Large Cap Value Portfolio	MSF-50
Jennison Growth Portfolio	MSF-52
Lehman Brothers Aggregate Bond Index Portfolio	MSF-54
Loomis Sayles Small Cap Portfolio	MSF-62
MetLife Aggressive Allocation Portfolio	MSF-66
MetLife Conservative Allocation Portfolio	MSF-67
MetLife Conservative To Moderate Allocation Portfolio	MSF-68
MetLife Mid Cap Stock Index Portfolio	MSF-69
MetLife Moderate Allocation Portfolio	MSF-75
MetLife Moderate to Aggressive Allocation Portfolio	MSF-76
MetLife Stock Index Portfolio	MSF-77
MFS Total Return Portfolio	MSF-84
Morgan Stanley EAFE Index Portfolio	MSF-95
Neuberger Berman Mid Cap Value Portfolio	MSF-105
Oppenheimer Global Equity Portfolio	MSF-107
Russell 2000 Index Portfolio	MSF-110
T. Rowe Price Large Cap Growth Portfolio	MSF-128
T. Rowe Price Small Cap Growth Portfolio	MSF-131
Western Asset Management High Yield Bond Portfolio	MSF-136
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-143
Western Asset Management U.S. Government Portfolio	MSF-153
Zenith Equity Portfolio	MSF-156

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—98.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.3%
Goodrich Corp.	512,600	$26,388,648
Precision Castparts Corp.	208,480	21,692,344
Spirit AeroSystems Holdings, Inc. (a)	466,546	14,859,490

		62,940,482

Air Freight & Logistics—1.1%
UTi Worldwide, Inc. (a)	530,500	13,039,690

Biotechnology—0.9%
Martek Biosciences Corp. (a) (b)	539,800	11,130,676

Capital Markets—2.7%
Affiliated Managers Group, Inc. (a) (b)	79,000	8,559,650
Investors Financial Services Corp.	292,360	17,000,734
T. Rowe Price Group, Inc.	130,300	6,148,857

		31,709,241

Chemicals—2.2%
Airgas, Inc.	219,500	9,251,925
Celanese Corp.	548,700	16,921,908

		26,173,833

Commercial Services & Supplies—2.1%
Employee Solutions, Inc. (b) (c)	484	0
IHS, Inc.	446,700	18,363,839
TeleTech Holdings, Inc.	173,400	6,362,046

		24,725,885

Communications Equipment—5.9%
Foundry Networks, Inc. (b)	853,600	11,583,352
Harris Corp.	622,620	31,722,489
Juniper Networks, Inc. (a) (b)	718,300	14,136,144
Polycom, Inc. (b)	372,400	12,412,092

		69,854,077

Diversified Consumer Services—1.2%
Laureate Education, Inc. (b)	246,400	14,530,208

Diversified Financial Services—3.3%
Amvescap, Plc. (ADR) (a)	558,000	12,331,800
Chicago Mercantile Exchange Holdings, Inc.	38,630	20,568,930
The Nasdaq Stock Market, Inc. (a) (b)	214,821	6,317,885

		39,218,615

Electrical Equipment—2.0%
AMETEK, Inc.	691,800	23,894,772

Electronic Equipment & Instruments—2.5%
Amphenol Corp. (Class A)	275,900	17,814,863
Ingram Micro, Inc.	607,700	11,734,687

		29,549,550

Energy Equipment & Services—4.7%
Acergy S.A. (ADR) (b)	638,200	13,587,278

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
BJ Services Co.	184,700	$5,153,130
ENSCO International, Inc.	170,600	9,280,640
GlobalSantaFe Corp.	220,720	13,614,010
Grant Prideco, Inc. (b)	283,700	14,139,608

		55,774,666

Gas Utilities—0.8%
Questar Corp.	113,100	10,089,651

Health Care Equipment & Supplies—2.1%
Hologic, Inc. (a) (b)	191,200	11,020,768
Sirona Dental Systems, Inc. (a) (b)	39,200	1,350,832
Varian Medical Systems, Inc. (b)	255,800	12,199,102

		24,570,702

Health Care Providers & Services—6.2%
Coventry Health Care, Inc. (b)	221,200	12,398,260
LifePoint Hospitals, Inc. (a) (b)	350,600	13,399,932
Medco Health Solutions, Inc. (b)	243,500	17,661,055
Omnicare, Inc. (a)	287,300	11,425,921
Pediatrix Medical Group, Inc.	329,100	18,778,446

		73,663,614

Health Care Technology—1.0%
IMS Health, Inc.	424,200	12,581,772

Hotels, Restaurants & Leisure—6.5%
Hilton Hotels Corp.	474,600	17,066,616
International Game Technology	189,140	7,637,473
Orient-Express Hotels, Ltd. (Class A) (a)	320,500	19,172,310
Panera Bread Co. (a) (b)	233,200	13,772,792
Scientific Games Corp. (a) (b)	433,400	14,228,522
Station Casinos, Inc.	66,020	5,715,351

		77,593,064

IT Services—5.7%
Alliance Data Systems Co. (a) (b)	353,710	21,795,610
CACI International, Inc. (Class A) (a) (b)	268,200	12,567,852
Ceridian Corp. (b)	270,500	9,424,220
Fidelity National Information Services, Inc.	392,700	17,852,142
Verifone Holdings, Inc. (a)	190,000	6,978,700

		68,618,524

Life Sciences Tools & Services—2.8%
Thermo Fisher Scientific, Inc. (b)	583,800	27,292,650
Waters Corp. (b)	110,600	6,414,800

		33,707,450

Machinery—4.7%
Gardner Denver, Inc.	167,700	5,844,345
IDEX Corp.	351,800	17,899,584
Joy Global, Inc.	246,100	10,557,690
Oshkosh Truck Corp.	401,000	21,253,000

		55,554,619

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—0.7%
CKX, Inc. (a)	778,800	$8,644,680

Metals & Mining—1.6%
Century Aluminum Co. (a)	405,200	18,995,776

Multiline Retail—1.4%
J.C. Penney Co., Inc.	208,000	17,089,280

Oil, Gas & Consumable Fuels—5.8%
Chesapeake Energy Corp. (a)	319,800	9,875,424
Consol Energy, Inc.	363,200	14,212,016
EOG Resources, Inc.	180,600	12,884,004
Massey Energy Co. (a)	600,900	14,415,591
Newfield Exploration Co. (b)	416,639	17,378,013

		68,765,048

Pharmaceuticals—3.8%
Endo Pharmaceuticals Holdings, Inc. (b)	483,700	14,220,780
Medicis Pharmaceutical Corp. (Class A) (a)	437,200	13,474,504
Shire, Plc. (ADR) (a)	279,300	17,288,670

		44,983,954

Semiconductors & Semiconductor Equipment—4.1%
Integrated Device Technology, Inc. (b)	758,800	11,700,696
Intersil Corp. (Class A)	220,200	5,833,098
KLA-Tencor Corp. (a)	31,810	1,696,109
Lam Research Corp. (b)	370,917	17,559,211
PMC-Sierra, Inc. (a) (b)	1,668,690	11,697,517

		48,486,631

Software—7.2%
Activision, Inc. (b)	263,400	4,988,796
Adobe Systems, Inc. (b)	532,540	22,206,918
Amdocs, Ltd. (b)	749,150	27,328,992
MICROS Systems, Inc. (b)	242,100	13,070,979
Transaction Systems Architects, Inc. (Class A) (b)	557,100	18,044,469

		85,640,154

Specialty Retail—7.5%
Advance Auto Parts, Inc.	433,000	16,692,150
Dick’s Sporting Goods, Inc. (a) (b)	227,500	13,254,150
GameStop Corp. (Class A) (b)	876,200	28,537,834
Staples, Inc.	511,249	13,210,674
TJX Cos., Inc.	659,600	17,782,816

		89,477,624

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc. (b)	250,100	12,517,505

Security Description	Shares	Value

Wireless Telecommunication Services—1.5%
American Tower Corp. (Class A) (b)	413,227	$16,095,192
Clearwire Corp. (a) (b)	73,800	1,510,686

		17,605,878

Total Common Stock (Identified Cost $997,422,330)		1,171,127,621

Units—0.8%

Capital Markets—0.8%
AllianceBernstein Holding, L.P.	106,900	9,460,650

Total Units (Identified Cost $9,625,102)		9,460,650

Short Term Investments—1.5%
Security Description	Face Amount	Value

Discount Notes—1.5%
Federal Home Loan Mortgage Corp. 4.900%, 04/02/07	$18,600,000	18,597,469

Total Short Term Investments (Identified Cost $18,597,468)		18,597,469

Total Investments—100.6% (Identified Cost $1,025,644,900) (d)		1,199,185,740
Liabilities in excess of other assets		(7,612,822)

Total Net Assets—100%		$1,191,572,918

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $156,871,311 and the collateral received consisted of cash in the amount of $158,944,653.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,025,644,900 and the composition of unrealized appreciation and depreciation of investment securities was $213,715,812 and $(40,174,972), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—104.6% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Corp. 6.375%, 10/15/15	$100,000	$99,125
Northrop Grumman Corp. 7.125%, 02/15/11	1,000,000	1,069,420

		1,168,545

Asset Backed—6.1%
Ares VIII CLO, Ltd. (144A) 8.010%, 02/26/16 (a)	1,600,000	1,616,752
Bank One Issuance Trust 5.430%, 12/15/10 (a)	2,000,000	2,002,667
BMW Vehicle Owner Trust 4.040%, 02/25/09 (a)	4,654,835	4,636,858
Capital Auto Receivables Asset Trust 4.050%, 07/15/09 (a)	7,042,097	7,007,409
Capital One Multi-Asset Execution Trust 5.500%, 09/15/11 (a)	1,000,000	1,003,166
Capital Transition Funding, LLC 5.010%, 01/15/10	1,923,168	1,917,830
Centex Home Equity Loan Trust 7.370%, 12/25/32 (a)	839,773	840,539
Chase Funding Mortgage Loan Asset-Backed Certificates
5.833%, 04/25/32 (a)	2,117,175	2,121,885
Chase Issuance Trust 4.230%, 01/15/13 (a)	2,115,000	2,074,566
Chase Manhattan Auto Owner Trust 5.340%, 07/15/10	12,000,000	12,029,002
Countrywide Asset-Backed Certificates 5.420%, 04/25/36 (a)	900,894	900,956
DaimlerChrysler Auto Trust 3.490%, 12/08/08	3,753,978	3,740,862
Ford Credit Auto Owner Trust 4.170%, 01/15/09 (a)	3,844,582	3,828,986
4.300%, 08/15/09	10,171,522	10,108,034
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (a)	227,552	229,757
Knollwood CDO, Ltd. (144A) 8.560%, 02/08/39 (a)	1,033,607	1,023,922
Mastr Asset Backed Securities Trust 5.400%, 01/25/36 (a)	2,396,564	2,396,911
Option One Mortgage Loan Trust 6.445%, 01/25/33 (a)	736,181	736,602
Structured Asset Investment Loan Trust 8.245%, 04/25/33 (a)	832,480	833,729
USAA Auto Owner Trust 3.160%, 02/17/09	1,133,484	1,128,207
4.630%, 05/15/12 (a)	7,875,000	7,815,149
Wachovia Auto Owner Trust 5.380%, 03/20/13	11,425,000	11,545,798
World Omni Auto Receivables Trust 5.150%, 11/15/10	15,550,000	15,571,509

		95,111,096

Security Description	Face Amount	Value

Automobiles—0.3%
DaimlerChrysler N.A. Holding Corp. 7.300%, 01/15/12	$3,800,000	$4,101,864

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	585,000	602,550

Capital Markets—1.3%
Credit Suisse USA, Inc. 3.875%, 01/15/09	3,600,000	3,529,224
6.125%, 11/15/11	1,600,000	1,659,936
JPMorgan Chase & Co. 5.250%, 05/01/15 (b)	2,100,000	2,079,508
Lehman Brothers Holdings, Inc. 4.800%, 03/13/14	3,700,000	3,557,635
Morgan Stanley 5.050%, 01/21/11	6,800,000	6,768,638
5.625%, 01/09/12	2,890,000	2,927,972

		20,522,913

Chemicals—0.1%
Lyondell Chemical Co. 8.000%, 09/15/14	445,000	466,137
8.250%, 09/15/16	740,000	791,800
Momentive Performance Materials, Inc. (144A)
10.125%, 12/01/14	895,000	930,800

		2,188,737

Commercial Banks—2.7%
Barclays Bank, Plc. 5.350%, 03/13/09 (a)	14,095,000	14,103,739
HBOS Treasury Services, Plc. (144A) 3.500%, 11/30/07	1,850,000	1,829,382
HSBC Bank USA, N.A. 5.875%, 11/01/34	2,300,000	2,249,218
Royal Bank of Scotland Group, Plc. 5.050%, 01/08/15 (b)	2,300,000	2,255,810
The Bank of New York 3.800%, 02/01/08	1,250,000	1,234,900
U.S. Bank, N.A. 4.400%, 08/15/08	2,290,000	2,263,809
4.950%, 10/30/14	2,300,000	2,245,065
Wachovia Bank, N.A. 4.375%, 08/15/08	1,365,000	1,348,770
4.800%, 11/01/14	1,500,000	1,443,555
5.070%, 11/03/14 (a)	4,100,000	4,136,269
5.390%, 03/23/09 (a)	4,800,000	4,799,174
Wells Fargo & Co. 4.200%, 01/15/10	1,335,000	1,306,097
4.625%, 08/09/10	2,765,000	2,734,132
4.875%, 01/12/11	940,000	934,761

		42,884,681

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—17.4%
Banc of America Alternative Loan Trust 5.500%, 10/25/35	$10,545,449	$10,556,437
Banc of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,101,694
4.870%, 12/10/42 (a)	8,450,000	8,183,868
5.356%, 12/10/16	8,305,000	8,291,239
6.186%, 06/11/35	5,530,000	5,761,950
7.333%, 10/15/09	6,315,000	6,593,462
Bear Stearns Commercial Mortgage Securities
4.361%, 06/11/41	4,167,153	4,109,288
7.080%, 06/15/09	2,075,000	2,141,202
Chase Commercial Mortgage Securities Corp.
7.319%, 10/15/32	2,370,000	2,506,341
Commercial Mortgage Pass Through Certificates
5.167%, 06/10/44 (a)	7,050,000	6,954,965
Countrywide Alternative Loan Trust 5.410%, 11/25/36 (a)	3,076,993	3,075,901
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (a)	10,000,000	9,348,840
4.889%, 11/15/37 (a)	2,220,000	2,150,039
4.940%, 12/15/35	7,295,000	7,194,517
DLJ Commercial Mortgage Corp. 7.180%, 11/10/33	6,285,743	6,625,445
First Union National Bank Commercial Mortgage Trust (144A)
7.793%, 12/15/31 (a)	9,412,000	10,000,029
First Union National Bank Commercial Mortgage Trust
7.390%, 12/15/31	10,000,000	10,440,411
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,082,088
GMAC Commercial Mortgage Securities, Inc. 5.134%, 08/10/38 (a)	3,000,000	2,989,450
6.465%, 04/15/34	6,505,000	6,781,372
6.957%, 09/15/35	7,345,000	7,752,525
7.455%, 08/16/33	4,810,158	5,085,985
Harborview Mortgage Loan Trust 5.490%, 12/19/36 (a)	11,201,582	11,209,264
5.630%, 11/19/35 (a)	4,076,659	4,087,956
JPMorgan Chase Commercial Mortgage Securities Corp.
4.922%, 01/15/42 (a)	8,600,000	8,346,759
4.996%, 08/15/42 (a)	2,300,000	2,241,837
4.999%, 10/15/42 (a)	2,580,000	2,515,027
5.857%, 10/12/35	5,710,000	5,861,979
JPMorgan Commercial Mortgage Finance Corp.
6.507%, 10/15/35	4,215,285	4,265,820
7.239%, 09/15/29	1,536,375	1,534,020
LB Commercial Conduit Mortgage Trust 6.480%, 02/18/30	10,387,366	10,419,560
LB-UBS Commercial Mortgage Trust 3.881%, 08/15/29 (a)	3,227,687	3,165,343
4.071%, 09/15/26	3,765,136	3,681,679
4.559%, 07/17/12 (a)	4,075,000	4,002,223
4.806%, 02/15/40 (a)	3,600,000	3,468,672
5.642%, 12/15/25	4,918,673	4,965,457
7.950%, 05/15/25 (a)	5,480,000	5,842,557

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	$2,454,803	$2,510,432
Morgan Stanley Capital I 6.210%, 11/15/31	1,295,163	1,307,425
Mortgage Capital Funding, Inc. 6.423%, 06/18/30	4,053,830	4,077,243
NationsLink Funding Corp. 6.476%, 08/20/30	1,238,636	1,250,017
6.795%, 08/20/30	1,325,000	1,346,963
Nomura Asset Securities Corp. 6.590%, 03/15/30	4,722,012	4,762,260
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	5,860,000	6,149,963
6.592%, 12/18/33	5,750,000	5,975,552
Wachovia Bank Commercial Mortgage Trust 3.477%, 08/15/41 (a)	2,630,976	2,575,865
4.935%, 04/15/42	4,950,000	4,822,086
5.773%, 05/15/43 (a)	9,000,000	9,289,067
WaMu Commercial Mortgage Securities Trust (144A)
5.150%, 05/25/36	7,380,000	7,376,482
Washington Mutual, Inc. 3.423%, 04/25/33 (a)	4,457,866	4,383,877
3.695%, 05/25/33 (a)	4,750,000	4,673,231
4.499%, 06/25/33 (a)	1,350,237	1,343,101

		274,178,765

Commercial Services & Supplies—0.0%
United Rentals North America, Inc. 6.500%, 02/15/12	125,000	124,688

Communications Equipment—0.1%
Intelsat Bermuda, Ltd. (144A) 9.250%, 06/15/16	495,000	548,213
Intelsat Corp. (144A) 9.000%, 06/15/16	365,000	401,956

		950,169

Computers & Peripherals—0.0%
Seagate Technology HDD Holdings 6.800%, 10/01/16	255,000	256,275

Containers & Packaging—0.1%
Ball Corp. 6.875%, 12/15/12	815,000	823,150

Diversified Financial Services—5.6%
AES Ironwood, LLC 8.857%, 11/30/25	180,840	203,445
AES Red Oak, LLC 9.200%, 11/30/29	85,000	96,900
AIG SunAmerica Global Financing VII (144A)
5.850%, 08/01/08	2,900,000	2,920,358
Anadarko Finance Co. 6.750%, 05/01/11	1,900,000	1,995,429

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Atlantic Marine Corp. Communities, LLC (144A)
5.343%, 12/01/50	$150,000	$141,772
BA Master Credit Card Trust 7.000%, 02/15/12	1,125,000	1,178,878
Bank of America Corp. 5.356%, 03/24/09 (a)	8,225,000	8,240,348
5.375%, 06/15/14	3,100,000	3,100,474
Belvoir Land, LLC (144A) 5.270%, 12/15/47	900,000	829,827
BSkyB Finance UK, Plc. (144A) 6.500%, 10/15/35	175,000	173,403
Citigroup, Inc. 3.500%, 02/01/08	17,715,000	17,472,712
4.125%, 02/22/10	2,500,000	2,446,137
6.125%, 08/25/36	3,300,000	3,351,813
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	2,800,000	2,978,702
General Electric Capital Corp. 4.125%, 09/01/09	4,480,000	4,395,552
5.000%, 11/15/11 (b)	16,940,000	16,890,044
GMAC, LLC 6.125%, 08/28/07 (b)	340,000	339,798
6.150%, 04/05/07 (b)	490,000	490,009
HSBC Finance Corp. 6.400%, 06/17/08	3,010,000	3,048,880
Irwin Land, LLC (144A) 5.400%, 12/15/47	1,650,000	1,541,694
MassMutual Global Funding II (144A) 2.550%, 07/15/08	4,400,000	4,237,499
Nationwide Building Society (144A) 4.250%, 02/01/10	1,370,000	1,337,094
Rabobank Capital Funding Trust (144A) 5.254%, 12/29/49 (a)	1,000,000	963,904
RBS Capital Trust I 4.709%, 12/29/49 (a)	1,975,000	1,887,223
Sprint Capital Corp. 8.375%, 03/15/12	200,000	223,146
8.750%, 03/15/32	195,000	230,006
SunTrust Capital VIII 6.100%, 12/01/66 (a)	2,025,000	1,896,892
Telecom Italia Capital S.A. 4.000%, 01/15/10	2,000,000	1,932,264
5.250%, 11/15/13	850,000	824,111
5.250%, 10/01/15	1,100,000	1,043,621
7.200%, 07/18/36	1,400,000	1,457,560
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	475,000	543,875

		88,413,370

Diversified Telecommunication Services—0.4%
AT&T, Inc. (144A) 4.214%, 06/05/21 (a)	3,900,000	3,899,571
Cincinnati Bell, Inc. 7.250%, 07/15/13	80,000	83,000

Security Description	Face Amount	Value

Diversified Telecommunication Services—(Continued)
Qwest Corp. 8.605%, 06/15/13 (a)	$415,000	$452,350
Windstream Corp. 8.125%, 08/01/13	1,030,000	1,114,975
8.625%, 08/01/16	715,000	782,031

		6,331,927

Electric Utilities—0.3%
Dominion Resources, Inc. 7.195%, 09/15/14	875,000	961,793
8.125%, 06/15/10	1,900,000	2,069,472
Elwood Energy, LLC 8.159%, 07/05/26	224,195	233,699
Florida Power & Light Co. 5.625%, 04/01/34	475,000	465,568
Peco Energy Co. 4.750%, 10/01/12	947,000	925,141

		4,655,673

Energy Equipment & Services—0.1%
Colorado Interstate Gas Co. 6.800%, 11/15/15	145,000	154,205
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	1,000,000	967,122
Northwest Pipeline Corp. 8.125%, 03/01/10	340,000	353,814
Targa Resources, Inc. (144A) 8.500%, 11/01/13	10,000	10,200
Tennessee Gas Pipeline Co. 7.000%, 10/15/28 (b)	500,000	535,333
Transcontinental Gas Pipeline Corp. 8.875%, 07/15/12	155,000	176,313

		2,196,987

Federal Agencies—49.7%
Federal Home Loan Bank 4.500%, 05/01/18	7,574,024	7,354,908
4.500%, 03/01/19	117,887	114,279
4.500%, 05/01/19	2,098,027	2,035,581
4.500%, 07/01/19	1,535,138	1,488,147
4.500%, 12/01/19	2,183,129	2,116,301
5.000%, 04/01/18	4,937,496	4,881,990
5.000%, 12/01/18	1,887,674	1,866,416
5.500%, 09/01/21	59,650,503	59,776,565
5.500%, 07/01/33	5,268,620	5,225,938
5.927%, 10/01/36 (a)	7,616	7,707
Federal Home Loan Mortgage Corp. 4.500%, 08/01/20	4,574,263	4,434,241
4.766%, 03/01/35 (a)	12,154,951	12,100,792
5.000%, 03/15/18	4,200,000	4,108,413
5.000%, TBA	41,000,000	40,403,458
5.500%, 06/25/28	2,794,071	2,799,021
5.500%, 03/15/34	7,733,670	7,784,933
5.500%, 05/15/34	6,571,934	6,609,455

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 5.500%, TBA	$42,900,000	$42,430,760
6.000%, 03/25/27	9,419,314	9,507,902
6.000%, 03/15/29	7,345,215	7,414,557
6.000%, TBA	22,300,000	22,519,750
9.000%, 12/01/09	20,656	20,951
Federal National Mortgage Association 4.000%, 05/01/19	4,008,128	3,788,655
4.000%, 06/01/19	5,881,553	5,559,497
4.500%, 10/01/18	1,739,354	1,688,512
4.500%, 02/01/35	1,163,093	1,093,583
4.500%, 03/01/35	767,975	722,078
4.500%, 09/01/35	1,098,150	1,032,521
4.500%, TBA	28,000,000	26,873,744
5.000%, 01/01/18	1,404,292	1,389,205
5.000%, 06/01/18	2,191,021	2,166,529
5.000%, 01/01/21	11,228,948	11,103,432
5.000%, 06/01/23	2,522,807	2,463,023
5.000%, 01/01/26 (a)	8,824,758	8,726,115
5.000%, 11/01/33	10,987,259	10,643,364
5.000%, 04/25/35	3,400,000	3,376,524
5.000%, 07/01/35	428,318	414,238
5.000%, 08/01/35 (e)	12,636,768	2,966,438
5.000%, 12/01/35	3,997,711	3,866,293
5.000%, 07/01/36 (e)	17,856,692	4,270,368
5.000%, TBA	50,000,000	48,296,900
5.125%, 01/02/14	7,600,000	7,609,910
5.250%, 08/01/12	3,100,000	3,135,616
5.500%, 04/01/17	130,976	131,621
5.500%, 05/01/19	36,442,894	36,622,314
5.500%, 08/01/19	18,655	18,726
5.500%, 03/01/20	615,481	617,194
5.500%, 05/01/20	134,505	134,879
5.500%, 06/01/20	1,841,052	1,850,116
5.500%, 10/01/20	470,950	472,261
5.500%, 02/01/21	125,128	125,476
5.500%, 03/01/21	720,795	722,626
5.500%, 01/01/24	1,405,152	1,401,220
5.500%, 09/25/24	10,476,370	10,468,890
5.500%, 02/15/27	11,848,027	11,886,454
5.500%, 05/25/27	2,301,681	2,301,713
5.500%, 04/25/30	4,539,615	4,551,763
5.500%, 04/01/33	3,230,029	3,203,561
5.500%, 11/01/33	3,164,075	3,138,148
5.500%, 02/01/34	10,270,229	10,186,072
5.500%, 04/01/34	28,755,221	28,521,031
5.500%, 05/25/34	4,907,596	4,929,383
5.500%, 11/01/34	4,930,866	4,887,603
5.500%, 02/01/35	16,299,934	16,168,448
5.500%, 06/01/35	2,912,421	2,884,931
5.500%, 07/25/35	3,949,173	3,980,428
5.500%, 08/01/35	5,174,801	5,125,958
5.500%, 11/01/35 (e)	11,318,542	4,182,204
5.500%, 01/01/36	62,532,558	61,942,331

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 01/25/36 (e)	$10,548,104	$2,469,267
5.500%, 06/01/36	224,999	222,652
6.000%, 04/01/16	835,167	849,811
6.000%, 02/01/34	3,379,090	3,419,441
6.000%, 08/01/34	2,832,652	2,866,478
6.000%, 04/01/35	17,135,433	17,350,927
6.000%, 01/01/36 (a)	21,265,615	21,648,698
6.000%, TBA	70,000,000	71,137,500
6.500%, 07/01/14	220,987	226,472
6.500%, 04/01/17	3,222,801	3,301,557
6.500%, 11/01/27	208,014	213,464
6.500%, 12/01/29 (a)	1,447,144	1,493,154
6.500%, 03/01/36	794,370	810,357
6.500%, 08/01/36	2,740,742	2,795,900
6.500%, 09/01/36	5,142,082	5,245,569
6.500%, TBA	5,000,000	5,098,440
7.750%, 03/01/08	5,129	5,160
7.750%, 04/01/08	378	380
8.250%, 07/01/08	15,357	15,557
8.500%, 02/01/09	21,623	21,961
8.500%, 09/01/09	2,726	2,758
9.000%, 04/01/16	4,682	4,844
Government National Mortgage Association 5.000%, 10/20/33	9,040,867	8,777,801
5.500%, 04/15/33	458,715	456,802
6.000%, 09/20/33	1,428,835	1,448,781
6.000%, 10/20/33	2,367,153	2,406,253
6.000%, 11/20/33	3,214,031	3,258,898
6.000%, TBA	7,000,000	7,089,684
6.500%, 07/15/28	125,551	129,296
6.500%, 05/15/29	251,991	259,506
6.500%, 12/15/29	4,998	5,147
6.500%, 07/15/32	89,032	91,519
6.500%, 02/15/33	645,066	662,651
6.500%, 04/15/33	383,357	393,807
6.500%, 09/15/34	34,891	35,809
6.500%, 07/15/35	622,023	638,345
7.500%, 05/15/07	90	90
7.500%, 12/15/14	332,586	345,674
8.000%, 11/15/29	47,738	50,703
8.500%, 01/15/17	11,860	12,694
8.500%, 02/15/17	12,367	13,237
8.500%, 03/15/17	8,911	9,538
8.500%, 05/15/17	14,798	15,839
8.500%, 10/15/21	2,052	2,210
8.500%, 11/15/21	4,409	4,748
8.500%, 05/15/22	3,549	3,827
9.000%, 10/15/16	8,333	8,927

		781,966,094

Food & Staples Retailing—0.1%
Delhaize America, Inc. 9.000%, 04/15/31	1,000,000	1,201,521

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Foreign Government—1.7%
Argentina Government International Bond 5.475%, 08/03/12 (a)	$5,250,000	$3,772,125
Israel Government AID Bond 5.500%, 12/04/23	4,725,000	4,945,979
Japan 15 Year Government Bond 1.250%, 11/20/21(JPY) (a)	1,893,000,000	16,029,273
Mexico Government International Bond 6.750%, 09/27/34	2,439,000	2,659,729

		27,407,106

Health Care Providers & Services—0.2%
WellPoint, Inc. 5.850%, 01/15/36	840,000	811,590
5.950%, 12/15/34	1,750,000	1,717,221

		2,528,811

Hotels, Restaurants & Leisure—0.0%
Mohegan Tribal Gaming Authority 6.125%, 02/15/13	195,000	192,075
Travelport, LLC (144A) 9.875%, 09/01/14	185,000	193,788

		385,863

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. 7.375%, 02/01/16	275,000	282,562
Reliant Energy, Inc. 6.750%, 12/15/14	260,000	274,625
TXU Corp. 4.800%, 11/15/09	3,400,000	3,339,837

		3,897,024

Insurance—0.7%
Berkshire Hathaway Finance Corp. 4.125%, 01/15/10	3,170,000	3,102,501
4.750%, 05/15/12	2,100,000	2,068,212
5.420%, 05/16/08 (a)	1,000,000	1,001,013
Lincoln National Corp. 7.000%, 05/17/66 (a)	1,735,000	1,818,112
The Travelers Cos., Inc. 6.250%, 03/15/37 (a)	3,075,000	3,036,861

		11,026,699

Machinery—0.1%
Briggs & Stratton Corp. 8.875%, 03/15/11	1,100,000	1,200,375

Media—2.1%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	1,330,000	1,520,945
Comcast Cable Communications, LLC 8.500%, 05/01/27	2,400,000	2,936,563

Security Description	Face Amount	Value

Media—(Continued)
Comcast Corp. 6.500%, 01/15/17	$1,200,000	$1,266,481
7.050%, 03/15/33	1,775,000	1,905,642
COX Communications, Inc. 7.125%, 10/01/12	4,600,000	4,959,182
EchoStar DBS Corp. 5.750%, 10/01/08	1,375,000	1,376,719
7.000%, 10/01/13	105,000	108,150
7.125%, 02/01/16	105,000	108,413
Historic TW, Inc. 6.950%, 01/15/28	565,000	591,636
Idearc, Inc. (144A) 8.000%, 11/15/16	800,000	823,000
News America, Inc. 6.200%, 12/15/34	1,500,000	1,454,925
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	590,000	697,420
Time Warner, Inc. 5.875%, 11/15/16	4,165,000	4,199,678
6.150%, 05/01/07	10,000,000	10,002,650
7.700%, 05/01/32	1,010,000	1,145,077

		33,096,481

Metals & Mining—0.0%
Ispat Inland, U.L.C. 9.750%, 04/01/14	235,000	259,351

Multiline Retail—0.0%
Federated Department Stores, Inc. 6.790%, 07/15/27	270,000	266,166
The May Department Stores Co. 6.650%, 07/15/24	220,000	216,207
6.700%, 07/15/34 (b)	165,000	162,741

		645,114

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,526,009

Oil, Gas & Consumable Fuels—0.5%
Anadarko Petroleum Corp. 6.450%, 09/15/36	4,540,000	4,492,543
Chesapeake Energy Corp. 6.250%, 01/15/18	55,000	54,312
6.375%, 06/15/15	150,000	149,250
6.875%, 11/15/20 (b)	150,000	149,250
Enterprise Products Operating, L.P. 4.950%, 06/01/10	25,000	24,785
KCS Energy, Inc. 7.125%, 04/01/12	105,000	103,950
Newfield Exploration Co. 6.625%, 09/01/14	590,000	590,000
6.625%, 04/15/16	555,000	555,000
Sabine Pass LNG, L.P. (144A) 7.500%, 11/30/16	1,900,000	1,914,250

		8,033,340

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Pharmaceuticals—0.5%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	$2,525,000	$2,474,503
Wyeth 5.500%, 02/01/14	6,000,000	6,036,546

		8,511,049

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc. 4.950%, 03/15/13	400,000	390,735
Simon Property Group, L.P. 4.600%, 06/15/10	1,000,000	983,040
5.100%, 06/15/15	1,000,000	975,093
The Rouse Co. 5.375%, 11/26/13	2,505,000	2,357,235
The Rouse Co., L.P./TRC Co-Issuer, Inc. (144A)
6.750%, 05/01/13	2,525,000	2,573,308

		7,279,411

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P. 7.125%, 02/15/13	125,000	123,438
8.125%, 06/01/12	225,000	228,937

		352,375

Semiconductors & Semiconductor Equipment—0.1%
Freescale Semiconductor, Inc. (144A) 9.125%, 12/15/14	1,660,000	1,647,550
9.230%, 12/15/14 (a)	220,000	219,450

		1,867,000

U.S. Treasury—11.5%
U.S. Treasury Bonds Strips Zero Coupon, 11/15/27 (b)	45,135,000	16,336,026
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (b)	16,707,677	15,878,826
2.375%, 01/15/27 (b)	5,160,558	5,203,091
U.S. Treasury Notes 2.750%, 08/15/07 (b)	2,400,000	2,379,562
3.000%, 02/15/08 (b)	58,500,000	57,533,405
3.375%, 11/15/08	6,520,000	6,385,016
4.000%, 08/31/07 (b)	20,000,000	19,917,180
4.125%, 08/15/10 (b)	3,700,000	3,653,461
4.250%, 08/15/15 (b)	6,400,000	6,228,749
4.500%, 11/15/15 (b)	11,900,000	11,778,680
4.625%, 02/15/17	11,345,000	11,321,958
5.625%, 05/15/08 (b)	24,000,000	24,195,936

		180,811,890

Wireless Telecommunication Services—0.5%
America Movil S.A. de C.V. 6.375%, 03/01/35	325,000	320,144
Deutsche Telekom International Finance BV 8.250%, 06/15/30 (a)	1,025,000	1,269,624

Security Description	Face Amount	Value

Wireless Telecommunication Services—(Continued)
Rogers Wireless, Inc. 7.500%, 03/15/15	$385,000	$417,244
Sprint Nextel Corp. 6.000%, 12/01/16	1,100,000	1,082,517
Telefonica Emisiones, S.A.U. 7.045%, 06/20/36	2,450,000	2,616,326
Vodafone Group, Plc. 7.750%, 02/15/10	2,570,000	2,743,184

		8,449,039

Yankee—1.4%
ABN Amro Bank NV 5.420%, 05/11/07 (a)	4,930,000	4,930,971
Compton Petroleum Finance Corp. 7.625%, 12/01/13	95,000	92,863
Tyco International Group S.A. 6.125%, 11/01/08	5,100,000	5,168,661
6.375%, 10/15/11	925,000	977,509
Vodafone Group, Plc. 5.410%, 06/29/07 (a)	6,615,000	6,615,417
5.440%, 12/28/07 (a)	4,170,000	4,172,077

		21,957,498

Total Fixed Income (Identified Cost $1,653,038,842)		1,646,913,440

Warrants—0.0%
Security Description	Shares	Value

Communications Equipment—0.0%
Loral Orion Network Systems, Inc. (c) (d)	150	0

Total Warrants (Identified Cost $105)		0

Options Purchased—0.0%
Security Description	Contracts	Value

Put Options—0.0%
U.S. Treasury Notes 10 Year Futures June Put @ 105	233	7,282

Total Options Purchased (Identified Cost $102,590)		7,282

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Short Term Investments—10.4%

Security Description	Face Amount	Value

Discount Notes—10.4%
Federal Home Loan Mortgage Corp. 4.900%, 04/02/07	$164,100,000	$164,077,664

Total Short Term Investments (Identified Cost $164,077,664)		164,077,664

Total Investments—115.0% (Identified Cost $1,817,219,201) (f)		1,810,998,386
Liabilities in excess of other assets		(236,711,761)

Total Net Assets—100%		$1,574,286,625

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $146,531,985 and the collateral received consisted of cash in the amount of $148,828,625 and securities with a market value of $816,828.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Zero Valued Security.
(e)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,817,219,201 and the composition of unrealized appreciation and depreciation of investment securities was $10,551,221 and $(16,772,036), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, the market value of 144A securities was $50,438,268, which is 3.2% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(JPY)—	Japanese Yen

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/07	Unrealized Appreciation/ Depreciation
Australia Treasury Bonds 3 Year Futures	06/15/2007	767	$62,244,236	$61,922,499	$(321,737)
Eurodollar Futures	12/15/2008	406	96,364,779	96,780,250	415,471
German Government Bond 10 Year Futures	06/07/2007	134	20,816,547	20,595,010	(221,538)
U.S. Treasury Bonds Futures	06/30/2007	882	99,939,287	98,122,500	(1,816,787)
U.S. Treasury Notes 2 Year Futures	06/29/2007	167	34,176,557	34,216,735	40,178
U.S. Treasury Notes 10 Year Futures	06/20/2007	673	72,897,008	72,768,125	(128,883)

Futures Contracts Short
U.S. Treasury Notes 5 Year Futures	06/29/2007	(455)	(48,302,042)	(48,137,578)	164,464

Net Unrealized Depreciation					$(1,868,832)

TBA Sale Commitments
Federal Agencies	Face Amount	Value
Federal Home Loan Mortgage Corp. 4.500% (15 Year TBA)	$(5,900,000)	$(5,710,091)
Federal National Mortgage Association 5.000% (15 Year TBA)	(5,000,000)	(4,929,690)
5.500% (15 Year TBA)	(18,500,000)	(18,540,478)
5.500% (30 Year TBA)	(95,000,000)	(93,990,625)
6.000% (30 Year TBA)	(22,000,000)	(22,158,136)

Total TBA Sale Commitments (Proceeds Cost $(145,769,641))		$(145,329,020)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—62.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Honeywell International, Inc.	50,000	$2,303,000
Raytheon Co.	209,700	11,000,862

		13,303,862

Airlines—1.3%
AMR Corp. (a)	360,000	10,962,000
Continental Airlines, Inc. (Class B) (a) (b)	290,000	10,553,100

		21,515,100

Auto Components—0.7%
The Goodyear Tire & Rubber Co.	390,000	12,164,100

Automobiles—1.1%
General Motors Corp. (a)	380,000	11,643,200
Harley-Davidson, Inc. (a)	129,800	7,625,750

		19,268,950

Biotechnology—0.6%
Amgen, Inc. (b)	179,700	10,041,636

Capital Markets—3.6%
Lehman Brothers Holdings, Inc.	190,000	13,313,300
Morgan Stanley	230,000	18,114,800
The Bear Stearns Co., Inc.	80,000	12,028,000
The Goldman Sachs Group, Inc.	90,000	18,596,700

		62,052,800

Chemicals—1.3%
E. I. du Pont de Nemours & Co.	130,000	6,425,900
The Dow Chemical Co.	130,000	5,961,800
The Lubrizol Corp.	210,000	10,821,300

		23,209,000

Commercial Services & Supplies—0.0%
Anacomp, Inc. (Class B) (b)	1	5

Communications Equipment—1.4%
Cisco Systems, Inc. (b)	920,000	23,487,600

Computers & Peripherals—3.6%
Apple, Inc. (b)	80,000	7,432,800
Hewlett-Packard Co.	510,000	20,471,400
International Business Machines Corp.	240,000	22,622,400
Sun Microsystems, Inc. (b)	1,990,000	11,959,900

		62,486,500

Construction & Engineering—0.3%
Quanta Services, Inc. (a) (b)	210,000	5,296,200

Containers & Packaging—0.1%
Packaging Corp. of America	60,000	1,464,000

Diversified Financial Services—4.6%
Bank of America Corp.	160,000	8,163,200

Security Description	Shares	Value

Diversified Financial Services—(Continued)
CIT Group, Inc.	121,100	$6,408,612
Citigroup, Inc.	600,000	30,804,000
JPMorgan Chase & Co.	500,000	24,190,000
The First Marblehead Corp. (a)	220,000	9,875,800

		79,441,612

Diversified Telecommunication Services—0.5%
AT&T, Inc.	200,000	7,886,000

Electrical Equipment—0.1%
Roper Industries, Inc.	40,000	2,195,200

Electronic Equipment & Instruments—0.5%
Vishay Intertechnology, Inc. (b)	574,700	8,034,306

Energy Equipment & Services—0.6%
Tidewater, Inc. (a)	170,000	9,958,600

Food & Staples Retailing—0.4%
The Kroger Co. (b)	254,100	7,178,325

Health Care Equipment & Supplies—1.1%
Kinetic Concepts, Inc. (b)	120,000	6,076,800
Zimmer Holdings, Inc. (b)	150,000	12,811,500

		18,888,300

Health Care Providers & Services—3.9%
Aetna, Inc.	290,000	12,699,100
Coventry Health Care, Inc. (b)	171,411	9,607,586
McKesson Corp. (b)	123,900	7,253,106
Medco Health Solutions, Inc. (b)	190,000	13,780,700
UnitedHealth Group, Inc.	310,000	16,420,700
WellPoint, Inc. (b)	87,700	7,112,470

		66,873,662

Hotels, Restaurants & Leisure—0.7%
McDonald’s Corp.	269,700	12,149,985

Household Durables—0.3%
Newell Rubbermaid, Inc.	180,000	5,596,200

Household Products—0.7%
Energizer Holdings, Inc. (b)	86,000	7,338,380
The Procter & Gamble Co.	80,000	5,052,800

		12,391,180

Industrial Conglomerates—2.2%
General Electric Co.	1,066,330	37,705,429

Insurance—3.4%
American International Group, Inc.	330,000	22,182,600
Prudential Financial, Inc.	20,000	1,805,200
The Allstate Corp.	151,600	9,105,096
The Chubb Corp.	164,500	8,499,715
The Travelers Cos., Inc.	218,300	11,301,391

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
W.R. Berkley Corp.	144,275	$4,778,388

		57,672,390

IT Services—1.6%
Automatic Data Processing, Inc.	260,000	12,584,000
Ceridian Corp. (b)	50,000	1,742,000
Computer Sciences Corp. (b)	30,000	1,563,900
Fiserv, Inc. (b)	220,000	11,673,200

		27,563,100

Life Sciences Tools & Services—0.2%
Waters Corp. (b)	60,000	3,480,000

Machinery—0.8%
Cummins, Inc.	20,000	2,894,400
Terex Corp. (b)	160,000	11,481,600

		14,376,000

Media—2.6%
The McGraw-Hill Cos., Inc.	190,000	11,947,200
The Walt Disney Co.	500,000	17,215,000
Time Warner, Inc.	820,000	16,170,400

		45,332,600

Metals & Mining—1.4%
Nucor Corp.	200,000	13,026,000
United States Steel Corp.	120,000	11,900,400

		24,926,400

Multi-Utilities—0.7%
PG&E Corp.	250,000	12,067,500

Multiline Retail—2.9%
Dillard’s, Inc. (Class A) (a)	220,000	7,200,600
Federated Department Stores, Inc.	280,000	12,614,000
J.C. Penney Co., Inc.	150,000	12,324,000
Kohl’s Corp. (b)	180,000	13,789,800
Target Corp.	60,000	3,555,600

		49,484,000

Oil, Gas & Consumable Fuels—6.0%
Chevron Corp.	320,000	23,667,200
Exxon Mobil Corp.	600,000	45,270,000
Marathon Oil Corp.	140,000	13,836,200
Tesoro Corp.	60,000	6,025,800
Valero Energy Corp.	230,000	14,832,700

		103,631,900

Personal Products—0.7%
The Estee Lauder Cos., Inc. (Class A) (a)	230,000	11,235,500

Pharmaceuticals—3.9%
Johnson & Johnson	50,000	3,013,000
Merck & Co., Inc.	420,000	18,551,400

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Mylan Laboratories, Inc.	210,000	$4,439,400
Pfizer, Inc.	1,000,000	25,260,000
Schering-Plough Corp.	590,000	15,050,900

		66,314,700

Road & Rail—0.2%
YRC Worldwide, Inc. (a)	100,000	4,022,000

Semiconductors & Semiconductor Equipment—2.8%
Applied Materials, Inc.	690,000	12,640,800
Integrated Device Technology, Inc. (b)	460,000	7,093,200
KLA-Tencor Corp.	220,000	11,730,400
NVIDIA Corp. (b)	380,000	10,936,400
Teradyne, Inc. (b)	320,000	5,292,800

		47,693,600

Software—3.4%
Microsoft Corp.	1,080,000	30,099,600
Oracle Corp. (b)	950,000	17,223,500
Symantec Corp. (b)	660,000	11,418,000

		58,741,100

Specialty Retail—1.5%
American Eagle Outfitters, Inc.	350,000	10,496,500
AutoZone, Inc. (b)	10,000	1,281,400
Ross Stores, Inc.	240,000	8,256,000
Staples, Inc.	250,000	6,460,000

		26,493,900

Textiles, Apparel & Luxury Goods—0.1%
Polo Ralph Lauren Corp.	20,000	1,763,000

Tobacco—0.2%
Altria Group, Inc.	40,000	3,512,400

Total Common Stock (Identified Cost $953,078,396)		1,080,898,642

Fixed Income—33.2%
Security Description	Face Amount	Value

Aerospace & Defense—0.0%
L-3 Communications Corp. 6.375%, 10/15/15	$75,000	74,344

Asset Backed—0.8%
Amortizing Residential Collateral Trust 6.420%, 06/25/32 (c)	345,730	347,712
Ares VIII CLO, Ltd. (144A) 8.010%, 02/26/16 (c)	1,150,000	1,162,041
Capital Auto Receivables Asset Trust 4.050%, 07/15/09 (c)	4,483,393	4,461,309

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Asset Backed—(Continued)
Countrywide Asset-Backed Certificates 7.045%, 12/25/31 (c)	$165,374	$165,522
5.070%, 12/15/10	4,150,000	4,153,048
GE Business Loan Trust (144A) 6.620%, 04/15/31 (c)	615,297	625,161
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10	148,403	149,841
Knollwood CDO, Ltd. (144A) 8.560%, 02/08/39 (c)	749,872	742,845
Long Beach Mortgage Loan Trust 6.420%, 03/25/34 (c)	1,375,000	1,382,646
Structured Asset Investment Loan Trust 8.245%, 04/25/33 (c)	381,806	382,357

		13,572,482

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	375,000	386,250

Capital Markets—0.6%
Morgan Stanley 5.050%, 01/21/11	1,580,000	1,572,713
5.610%, 01/09/12 (c)	8,540,000	8,538,839
6.750%, 04/15/11	550,000	581,721

		10,693,273

Chemicals—0.1%
Lyondell Chemical Co. 8.000%, 09/15/14	175,000	183,312
8.250%, 09/15/16 (c)	290,000	310,300
Momentive Performance Materials, Inc. (144A)
10.125%, 12/01/14	340,000	353,600

		847,212

Commercial Banks—1.7%
Barclays Bank, Plc. 5.350%, 03/13/09 (c)	8,460,000	8,465,245
HBOS Treasury Services, Plc. (144A) 3.750%, 09/30/08	1,780,000	1,742,474
5.000%, 11/21/11	4,290,000	4,267,731
Rabobank Nederland (144A) 5.360%, 04/06/09 (c)	5,540,000	5,542,022
The Bank of New York 3.800%, 02/01/08	775,000	765,638
U.S. Bank, N.A. 4.400%, 08/15/08	1,375,000	1,359,274
Wachovia Bank, N.A. 4.375%, 08/15/08	835,000	825,072
5.390%, 03/23/09 (c)	2,875,000	2,874,505
Wells Fargo & Co. 4.200%, 01/15/10	855,000	836,489
4.625%, 08/09/10	1,710,000	1,690,910
4.875%, 01/12/11	590,000	586,712

		28,956,072

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—6.7%
Banc of America Commercial Mortgage, Inc. 4.886%, 11/10/42 (c)	$3,630,000	$3,622,778
5.118%, 07/11/43	5,365,000	5,353,979
7.333%, 10/15/09	3,785,000	3,951,901
Bear Stearns Commercial Mortgage Securities
4.361%, 06/11/41	2,812,829	2,773,769
4.674%, 06/11/41	930,000	891,366
5.920%, 10/15/36	1,446,326	1,466,657
Chase Commercial Mortgage Securities Corp.
7.319%, 10/15/32	1,575,000	1,665,606
CS First Boston Mortgage Securities Corp. 3.936%, 05/15/38 (c)	4,000,000	3,739,536
4.940%, 12/15/35	4,405,000	4,344,324
5.183%, 11/15/36	4,205,000	4,201,080
5.603%, 07/15/35	3,850,000	3,924,991
7.325%, 04/15/62	2,010,679	2,040,319
First Union National Bank Commercial Mortgage
6.663%, 01/12/43	3,710,000	3,894,454
First Union National Bank Commercial Mortgage (144A)
7.793%, 12/15/31 (c)	3,700,000	3,931,163
G.S. Mortgage Securities Corp. II 5.560%, 11/10/39 (c)	3,010,000	3,051,810
GE Capital Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,401,090
4.996%, 12/10/37	4,340,000	4,312,996
6.269%, 12/10/35	3,440,000	3,599,359
GMAC Commercial Mortgage Securities, Inc. 7.455%, 08/16/33	3,222,339	3,407,116
Greenwich Capital Commercial Funding Corp.
5.444%, 01/10/17 (c)	3,525,000	3,535,151
Harborview Mortgage Loan Trust 5.630%, 11/19/35 (c)	2,519,284	2,526,265
Impac CMB Trust 7.999%, 01/25/33 (c)	81,504	81,631
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440%, 06/12/47 (c)	3,300,000	3,311,849
JPMorgan Commercial Mortgage Finance Corp.
6.658%, 10/15/35 (c)	175,000	178,283
7.351%, 09/15/29	3,945,000	4,081,650
JPMorgan Mortgage Trust 3.885%, 08/25/34 (c)	4,644,554	4,582,112
LB-UBS Commercial Mortgage Trust 3.636%, 08/15/08	2,150,821	2,110,664
4.023%, 09/15/26	2,436,786	2,403,472
4.071%, 09/15/26	2,084,272	2,038,072
5.372%, 09/15/39	3,220,000	3,219,442
5.642%, 12/15/25 (c)	2,333,217	2,355,409
5.934%, 12/15/25	1,600,000	1,628,520
7.950%, 05/15/25 (c)	3,660,000	3,902,146
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	2,888,801	2,954,265
Morgan Stanley Capital I 6.630%, 07/15/30	1,025,000	1,037,856
Salomon Brothers Mortgage Securities VII, Inc.
6.499%, 10/13/11	3,920,000	4,113,969

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
WaMu Commercial Mortgage Securities Trust (144A)
4.240%, 05/25/36	$2,004,730	$1,980,283
Washington Mutual, Inc. 3.423%, 04/25/33 (c)	3,205,870	3,152,661
3.695%, 05/25/33 (c)	2,700,000	2,656,363

		115,424,357

Commercial Services & Supplies—0.0%
United Rentals North America, Inc. 6.500%, 02/15/12	75,000	74,813

Communications Equipment—0.0%
Intelsat Bermuda, Ltd. (144A) 9.250%, 06/15/16	195,000	215,963
Intelsat Corp. (144A) 9.000%, 06/15/16	145,000	159,681

		375,644

Computers & Peripherals—0.0%
Seagate Technology HDD Holdings 6.800%, 10/01/16	95,000	95,475

Containers & Packaging—0.0%
Ball Corp. 6.875%, 12/15/12	530,000	535,300

Diversified Financial Services—1.6%
AES Ironwood, LLC 8.857%, 11/30/25	126,588	142,411
AES Red Oak, LLC 9.200%, 11/30/29	50,000	57,000
Bank of America Corp. 5.356%, 03/24/09 (c)	4,925,000	4,934,190
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14	10,000	11,359
BSkyB Finance UK, Plc. (144A) 6.500%, 10/15/35 (c)	110,000	108,996
Citigroup, Inc. 3.500%, 02/01/08	3,835,000	3,782,549
4.125%, 02/22/10	3,150,000	3,082,133
6.125%, 08/25/36	500,000	507,851
General Electric Capital Corp. 4.125%, 09/01/09	2,265,000	2,222,305
5.000%, 11/15/11	7,320,000	7,298,413
HSBC Finance Corp. 6.400%, 06/17/08	1,985,000	2,010,640
Sprint Capital Corp. 8.750%, 03/15/32	85,000	100,259
SunTrust Capital VIII 6.100%, 12/01/66 (c)	750,000	702,553
Telecom Italia Capital S.A. 5.250%, 10/01/15	975,000	925,027
7.200%, 07/18/36	575,000	598,641
Wind Acquisition Finance S.A. (144A) 10.750%, 12/01/15	295,000	337,775

		26,822,102

Security Description	Face Amount	Value

Diversified Telecommunication Services—0.3%
AT&T, Inc. (144A) 4.214%, 06/05/07 (c)	$4,000,000	$3,999,560
Cincinnati Bell, Inc. 7.250%, 07/15/13	50,000	51,875
GTE Corp. 6.940%, 04/15/28	100,000	105,464
Qwest Corp. 8.605%, 06/15/13 (c)	285,000	310,650
Windstream Corp. 8.125%, 08/01/13	410,000	443,825
8.625%, 08/01/16	295,000	322,656

		5,234,030

Electric Utilities—0.2%
CenterPoint Energy, Inc. 7.250%, 09/01/10	345,000	364,176
Dominion Resources, Inc. 7.195%, 09/15/14	625,000	686,995
8.125%, 06/15/10	1,200,000	1,307,035
Elwood Energy, LLC 8.159%, 07/05/26	125,864	131,199
Florida Power & Light Co. 5.625%, 04/01/34	300,000	294,043
Peco Energy Co. 4.750%, 10/01/12	650,000	634,997

		3,418,445

Energy Equipment & Services—0.0%
Colorado Interstate Gas Co. 6.800%, 11/15/15	90,000	95,713
Northwest Pipeline Corp. 8.125%, 03/01/10	220,000	228,939
Targa Resources, Inc. (144A) 8.500%, 11/01/13	20,000	20,400
Tennessee Gas Pipeline Co. 7.000%, 10/15/28	190,000	203,427
Transcontinental Gas Pipeline Corp. 8.875%, 07/15/12	100,000	113,750

		662,229

Federal Agencies—17.9%
Federal Home Loan Bank 3.912%, 06/01/34 (c)	7,068,627	6,951,562
4.500%, 05/01/18	4,557,820	4,425,962
4.500%, 05/01/19	1,745,115	1,691,695
4.500%, 12/01/19	757,500	734,313
4.500%, 03/01/20	843,157	816,415
4.500%, 04/01/20	269,436	260,890
4.500%, 05/01/20	202,786	196,354
4.500%, 01/01/21	1,088,446	1,053,923
5.000%, 12/01/18	629,225	622,139
5.000%, 10/01/20	730,979	721,200
5.000%, 11/01/20	220,399	217,450
5.500%, 04/15/26	3,794,879	3,801,846
5.500%, 07/01/33	3,610,248	3,581,001

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Bank 5.500%, 10/01/35	$780,292	$772,903
6.077%, 12/01/36 (c)	36,317	36,795
Federal Home Loan Mortgage Corp. 4.500%, 08/01/20	2,648,258	2,567,192
5.000%, 12/15/17	4,340,000	4,295,761
5.000%, 04/01/20	574,402	566,717
5.000%, 06/01/36	975,011	942,306
5.000%, TBA	16,000,000	15,775,008
5.500%, 05/15/29	11,190,120	11,213,081
5.500%, 10/15/33	2,904,841	2,928,231
5.500%, 03/15/34	5,015,842	5,049,090
5.500%, 05/15/34	4,378,456	4,403,453
5.500%, TBA	14,000,000	13,846,868
5.750%, 06/27/16	2,700,000	2,801,598
5.750%, 03/01/37	3,400,000	3,421,781
6.000%, TBA	2,000,000	2,032,500
Federal National Mortgage Association 4.000%, 06/01/19	4,566,513	4,316,465
4.500%, 10/01/18	1,188,559	1,153,817
4.500%, 09/01/35	643,802	605,326
4.500%, TBA	8,400,000	8,033,999
5.000%, 06/01/18	1,490,798	1,474,133
5.000%, 01/01/21	4,114,424	4,068,433
5.000%, 06/01/23	1,754,996	1,713,408
5.000%, 11/01/33	10,189,259	9,870,340
5.000%, 07/01/35	235,567	227,823
5.000%, 08/01/35 (d)	5,008,989	1,175,843
5.000%, 12/01/35	355,352	343,671
5.000%, 07/01/36 (d)	6,778,210	1,620,986
5.000%, TBA	13,000,000	12,563,441
5.125%, 01/02/14	1,350,000	1,351,760
5.500%, 10/01/18	1,265,018	1,270,785
5.500%, 12/01/18	1,049,396	1,054,180
5.500%, 01/01/19	1,460,410	1,467,068
5.500%, 03/01/19	31,848	31,993
5.500%, 05/01/19	1,839,096	1,848,151
5.500%, 07/01/19	587,935	590,167
5.500%, 09/01/19	15,932,534	16,009,552
5.500%, 06/01/20	1,841,052	1,850,116
5.500%, 07/01/20	4,703,619	4,724,844
5.500%, 09/01/20	630,974	632,731
5.500%, 01/01/21	122,351	122,662
5.500%, 02/01/21	220,643	221,202
5.500%, 01/01/24	983,606	980,854
5.500%, 02/15/27	4,477,167	4,491,688
5.500%, 05/25/27	1,392,298	1,392,317
5.500%, 04/25/30	2,759,374	2,766,758
5.500%, 04/01/33	2,302,344	2,283,478
5.500%, 11/01/33	2,978,680	2,954,272
5.500%, 02/01/34	6,379,991	6,327,711
5.500%, 04/01/34	8,648,123	8,577,673
5.500%, 05/25/34	3,109,001	3,122,803
5.500%, 11/01/34	6,149,732	6,095,774
5.500%, 04/01/35	1,871,105	1,853,444

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 06/01/35	$1,952,912	$1,934,479
5.500%, 11/01/35 (d)	5,573,867	1,282,911
5.500%, 12/01/35	5,490,234	5,442,062
5.500%, 01/01/36	15,676,686	15,528,718
5.500%, 01/25/36 (d)	6,032,551	1,412,195
5.500%, TBA	1,600,000	1,603,501
6.000%, 04/01/16	586,284	596,565
6.000%, 05/01/20	219,345	223,001
6.000%, 03/01/21	209,151	212,641
6.000%, 05/01/21	961,005	977,041
6.000%, 06/01/21	111,283	113,140
6.000%, 07/01/21	1,479,974	1,504,671
6.000%, 08/01/21	1,654,627	1,682,237
6.000%, 02/01/34	2,867,106	2,901,344
6.000%, 08/01/34	1,708,584	1,728,987
6.000%, 04/01/35	6,731,777	6,816,436
6.000%, 01/01/36 (c)	3,982,324	4,053,964
6.000%, 05/01/36	2,931,036	2,952,823
6.000%, TBA	22,000,000	22,353,444
6.500%, 01/01/14	488,918	501,052
6.500%, 08/01/16	2,645	2,711
6.500%, 09/01/16	409,588	419,842
6.500%, 02/01/17	77,262	79,196
6.500%, 12/01/29 (c)	1,043,614	1,076,794
6.500%, 08/01/36	960,043	979,365
6.500%, 09/01/36	1,715,726	1,750,257
6.500%, TBA	2,000,000	2,039,376
7.000%, 12/01/07	4,091	4,091
7.250%, 09/01/07	776	775
8.500%, 02/01/09	34,056	34,589
9.000%, 04/01/16	1,561	1,615
Government National Mortgage Association 5.000%, 10/20/33	6,390,450	6,204,504
5.500%, 04/15/33	497,115	495,042
6.000%, 02/15/09	63,363	63,587
6.000%, 09/20/33	1,027,267	1,041,607
6.000%, 10/20/33	1,681,162	1,708,931
6.000%, 11/20/33	2,284,186	2,316,072
6.500%, 07/15/14	35,294	36,204
7.500%, 12/15/14	593,013	616,349

		307,609,821

Foreign Government—0.7%
Argentina Government International Bond 5.475%, 08/03/12 (c)	1,930,000	1,386,705
Israel Government AID Bond 5.500%, 12/04/23	3,175,000	3,323,489
Japan 15 Year Government Bond 1.250%, 11/20/21 (JPY) (c)	715,000,000	6,054,374
Mexico Government International Bond 5.625%, 01/15/17 (a)	2,050,000	2,066,400
6.750%, 09/27/34	22,000	23,991

		12,854,959

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Health Care Providers & Services—0.1%
WellPoint, Inc. 5.850%, 01/15/36	$335,000	$323,670
5.950%, 12/15/34	700,000	686,888

		1,010,558

Hotels, Restaurants & Leisure—0.1%
Caesars Entertainment, Inc. 7.875%, 03/15/10	950,000	992,750
Mohegan Tribal Gaming Authority 6.125%, 02/15/13	125,000	123,125
Travelport, LLC (144A) 9.875%, 09/01/14	55,000	57,612

		1,173,487

Independent Power Producers & Energy Traders—0.1%
NRG Energy, Inc. 7.375%, 02/01/16	170,000	174,675
Reliant Energy, Inc. 6.750%, 12/15/14	165,000	174,281
TXU Corp. 4.800%, 11/15/09 (c)	2,075,000	2,038,283

		2,387,239

Insurance—0.1%
Lincoln National Corp. 7.000%, 05/17/66 (c)	640,000	670,658
The Travelers Cos., Inc. 6.250%, 03/15/37 (c)	735,000	725,884

		1,396,542

Machinery—0.0%
Briggs & Stratton Corp. 8.875%, 03/15/11	100,000	109,125

Media—0.5%
Comcast Cable Communications Holdings, Inc.
8.375%, 03/15/13	650,000	743,319
Comcast Corp. 6.500%, 11/15/35	555,000	559,205
7.050%, 03/15/33	275,000	295,240
EchoStar DBS Corp. 5.750%, 10/01/08	1,000,000	1,001,250
7.000%, 10/01/13	60,000	61,800
7.125%, 02/01/16	65,000	67,112
Historic TW, Inc. 6.950%, 01/15/28	365,000	382,207
Idearc, Inc. (144A) 8.000%, 11/15/16	305,000	313,769
News America, Inc. 6.200%, 12/15/34	640,000	620,768
TCI Communications, Inc. 7.875%, 02/15/26	1,300,000	1,492,559
Time Warner Entertainment Co., L.P. 8.375%, 03/15/23	350,000	413,724

Security Description	Face Amount	Value

Media—(Continued)
Time Warner, Inc. 6.875%, 05/01/12	$1,875,000	$1,998,034

		7,948,987

Metals & Mining—0.0%
Ispat Inland, U.L.C. 9.750%, 04/01/14	155,000	171,061

Multiline Retail—0.0%
Federated Department Stores, Inc. 6.790%, 07/15/27	160,000	157,728
The May Department Stores Co. 6.650%, 07/15/24	145,000	142,500
6.700%, 07/15/34	105,000	103,562

		403,790

Office Electronics—0.1%
Xerox Corp. 6.875%, 08/15/11	975,000	1,026,109

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. 6.250%, 01/15/18	40,000	39,500
6.375%, 06/15/15	95,000	94,525
6.875%, 11/15/20	95,000	94,525
KCS Energy, Inc. 7.125%, 04/01/12	70,000	69,300
Newfield Exploration Co. 6.625%, 09/01/14	395,000	395,000
6.625%, 04/15/16	375,000	375,000
Sabine Pass LNG, L.P. (144A) 7.500%, 11/30/16	700,000	705,250

		1,773,100

Pharmaceuticals—0.1%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	950,000	931,001

Real Estate Investment Trusts—0.1%
The Rouse Co. 5.375%, 11/26/13	1,635,000	1,538,555
The Rouse Co., L.P./TRC Co-Issuer, Inc. (144A)
6.750%, 05/01/13	350,000	356,696

		1,895,251

Real Estate Management & Development—0.0%
American Real Estate Partners, L.P. 7.125%, 02/15/13	80,000	79,000
8.125%, 06/01/12	145,000	147,537

		226,537

Semiconductors & Semiconductor Equipment—0.0%
Freescale Semiconductor, Inc. (144A) 9.125%, 12/15/14	640,000	635,200
9.230%, 12/15/14 (c)	85,000	84,787

		719,987

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—0.9%
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (a)	$7,015,123	$6,667,110
2.375%, 01/15/27 (a)	1,946,848	1,962,894
U.S. Treasury Notes 4.625%, 02/15/17	7,305,000	7,290,164

		15,920,168

Wireless Telecommunication Services—0.2%
Deutsche Telekom International Finance BV 8.250%, 06/15/30 (c)	375,000	464,497
Rogers Wireless, Inc. 7.500%, 03/15/15	240,000	260,100
Sprint Nextel Corp. 6.000%, 12/01/16	825,000	811,888
Telefonica Emisiones, S.A.U. 7.045%, 06/20/36	1,025,000	1,094,585
Vodafone Group, Plc. 7.750%, 02/15/10	665,000	709,812

		3,340,882

Yankee—0.2%
Compton Petroleum Finance Corp. 7.625%, 12/01/13	35,000	34,212
Tyco International Group S.A. 6.375%, 10/15/11	550,000	581,222
Vodafone Group, Plc. 5.440%, 12/28/07 (c)	2,500,000	2,501,245

		3,116,679

Total Fixed Income (Identified Cost $572,220,924)		571,187,311

Options Purchased—0.0%
Security Description	Contracts	Value

Put Options—0.0%
U.S. Treasury Notes 10 Year Futures June Put @ 105	91	2,844

Total Options Purchased (Identified Cost $40,067)		2,844

Short Term Investments—8.3%
Security Description	Face Amount	Value

Discount Notes—8.1%
Federal Farm Credit Bank 5.120%, 04/12/07	$28,900,000	28,854,788
Federal Home Loan Mortgage Corp. 4.900%, 04/02/07	82,500,000	82,488,771
5.160%, 04/03/07	14,000,000	13,995,987
5.170%, 04/13/07	13,180,000	13,157,286

		138,496,832

Short Term Investments—(Continued)
Security Description	Face Amount	Value

U.S. Treasury—0.2%
U.S. Treasury Bills 5.062%, 04/05/07 (a)	$4,100,000	$4,097,694

Total Short Term Investments (Identified Cost $142,594,526)		142,594,526

Total Investments—104.3% (Identified Cost $1,667,933,913) (e)		1,794,683,323
Liabilities in excess of other assets		(74,394,728)

Total Net Assets—100%		$1,720,288,595

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $91,115,643 and the collateral received consisted of cash in the amount of $93,280,373.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(d)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,668,360,237 and the composition of unrealized appreciation and depreciation of investment securities was $146,842,233 and $(20,092,823), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, the market value of 144A securities was $30,447,115, which is 1.8% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(JPY)—	Japanese Yen.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2007	Unrealized Appreciation/ Depreciation
Australia Treasury Bonds 3 Year Futures	06/15/2007	286	$23,212,860	$23,089,745	$(123,115)
Eurodollar Futures	12/15/2008	271	64,322,303	64,599,625	277,322
German Government Bond 10 Year Futures	06/07/2007	50	7,767,463	7,684,705	(82,758)
U.S. Treasury Bonds Futures	06/20/2007	531	59,969,539	59,073,750	(895,789)
U.S. Treasury Notes 10 Year Futures	06/20/2007	53	5,763,028	5,730,625	(32,403)

Futures Contracts Short
U.S. Treasury Notes 5 Year Futures	06/29/2007	(52)	(5,499,510)	(5,501,438)	(1,928)

Net Unrealized Depreciation					$(858,671)

TBA Sale Commitments
Federal Agencies				Face Amount	Value
Federal Home Loan Mortgage Corp. 4.500% (15 Year TBA)				$(5,400,000)	$(5,226,185)
Federal National Mortgage Association 5.500% (30 Year TBA)				(36,000,000)	(35,617,499)
6.000% (30 Year TBA)				(7,700,000)	(7,755,348)

Total TBA Sale Commitments (Proceeds Cost $(48,795,281))					$(48,599,032)

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

BlackRock Large Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Honeywell International, Inc.	80,000	$3,684,800
L-3 Communications Holdings, Inc.	50,000	4,373,500
Lockheed Martin Corp.	30,000	2,910,600
Raytheon Co.	321,500	16,865,890

		27,834,790

Airlines—2.0%
AMR Corp. (a)	560,000	17,052,000
Continental Airlines, Inc. (Class B) (b)	460,000	16,739,400

		33,791,400

Auto Components—0.3%
The Goodyear Tire & Rubber Co.	150,000	4,678,500

Automobiles—2.0%
General Motors Corp. (a)	600,000	18,384,000
Harley-Davidson, Inc. (a)	280,000	16,450,000

		34,834,000

Biotechnology—1.7%
Amgen, Inc. (b)	272,800	15,244,064
Biogen Idec, Inc. (b)	300,000	13,314,000

		28,558,064

Capital Markets—5.5%
Lehman Brothers Holdings, Inc.	300,000	21,021,000
Morgan Stanley	350,000	27,566,000
The Bear Stearns Co., Inc.	120,000	18,042,000
The Goldman Sachs Group, Inc.	130,000	26,861,900

		93,490,900

Chemicals—2.3%
E. I. du Pont de Nemours & Co.	440,000	21,749,200
The Lubrizol Corp.	340,000	17,520,200

		39,269,400

Commercial Services & Supplies—0.3%
Convanta Holdings Corp.	100,000	2,218,000
Steelcase, Inc.	150,000	2,983,500

		5,201,500

Communications Equipment—2.1%
Cisco Systems, Inc. (b)	1,420,000	36,252,600

Computers & Peripherals—5.7%
Apple, Inc. (b)	100,000	9,291,000
Diebold, Inc.	40,000	1,908,400
Hewlett-Packard Co.	780,000	31,309,200
International Business Machines Corp.	380,000	35,818,800
Sun Microsystems, Inc. (b)	3,100,000	18,631,000

		96,958,400

Security Description	Shares	Value

Construction & Engineering—0.3%
Quanta Services, Inc. (a) (b)	210,000	$5,296,200

Diversified Financial Services—7.1%
Bank of America Corp.	210,000	10,714,200
CIT Group, Inc.	181,300	9,594,396
Citigroup, Inc.	930,000	47,746,200
JPMorgan Chase & Co.	780,000	37,736,400
The First Marblehead Corp. (a)	360,000	16,160,400

		121,951,596

Diversified Telecommunication Services—0.7%
AT&T, Inc.	310,000	12,223,300

Electrical Equipment—0.1%
Roper Industries, Inc.	40,000	2,195,200

Electronic Equipment & Instruments—0.4%
Vishay Intertechnology, Inc. (b)	480,000	6,710,400

Energy Equipment & Services—1.1%
Tidewater, Inc. (a)	320,000	18,745,600

Food & Staples Retailing—0.6%
The Kroger Co. (b)	388,400	10,972,300

Food Products—1.1%
Campbell Soup Co.	310,000	12,074,500
ConAgra Foods, Inc.	240,000	5,978,400

		18,052,900

Health Care Equipment & Supplies—0.2%
Zimmer Holdings, Inc. (b)	30,000	2,562,300

Health Care Providers & Services—6.7%
Aetna, Inc.	460,000	20,143,400
Coventry Health Care, Inc. (b)	263,543	14,771,585
Laboratory Corp. of America Holdings (b)	40,000	2,905,200
McKesson Corp. (b)	188,600	11,040,644
Medco Health Solutions, Inc. (b)	300,000	21,759,000
UnitedHealth Group, Inc.	480,000	25,425,600
WellPoint, Inc. (b)	220,000	17,842,000

		113,887,429

Hotels, Restaurants & Leisure—1.3%
Brinker International, Inc.	120,000	3,924,000
McDonald’s Corp.	387,800	17,470,390

		21,394,390

Household Durables—1.0%
Newell Rubbermaid, Inc.	324,300	10,082,487
NVR, Inc.	10,000	6,650,000

		16,732,487

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

BlackRock Large Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—1.2%
Energizer Holdings, Inc. (b)	130,600	$11,144,098
The Procter & Gamble Co.	142,000	8,968,720

		20,112,818

Industrial Conglomerates—3.3%
General Electric Co.	1,597,400	56,484,064

Insurance—5.3%
American International Group, Inc.	520,000	34,954,400
Prudential Financial, Inc.	50,000	4,513,000
The Allstate Corp.	231,200	13,885,872
The Chubb Corp.	248,000	12,814,160
The Travelers Cos., Inc.	331,200	17,146,224
W.R. Berkley Corp.	218,500	7,236,720

		90,550,376

IT Services—3.2%
Automatic Data Processing, Inc.	410,000	19,844,000
Ceridian Corp. (b)	130,000	4,529,200
Computer Sciences Corp. (a) (b)	180,300	9,399,039
Fiserv, Inc. (b)	350,000	18,571,000
Paychex, Inc.	60,000	2,272,200

		54,615,439

Life Sciences Tools & Services—0.6%
Waters Corp. (b)	180,000	10,440,000

Machinery—1.2%
Gardner Denver, Inc.	80,000	2,788,000
Terex Corp. (b)	250,000	17,940,000

		20,728,000

Media—4.3%
The DIRECTV Group, Inc. (b)	490,000	11,304,300
The McGraw-Hill Cos., Inc.	171,300	10,771,344
The Walt Disney Co.	770,000	26,511,100
Time Warner, Inc.	1,300,000	25,636,000

		74,222,744

Metals & Mining—3.2%
Nucor Corp.	320,000	20,841,600
Southern Copper Corp. (a)	190,000	13,615,400
United States Steel Corp.	210,000	20,825,700

		55,282,700

Multi-Utilities—0.2%
PG&E Corp.	70,000	3,378,900

Multiline Retail—3.3%
Dillard’s, Inc. (Class A) (a)	333,800	10,925,274
J.C. Penney Co., Inc.	240,000	19,718,400
Kohl’s Corp. (b)	270,000	20,684,700
Nordstrom, Inc.	90,000	4,764,600

		56,092,974

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—9.4%
Chevron Corp.	500,000	$36,980,000
Exxon Mobil Corp.	930,000	70,168,500
Marathon Oil Corp.	220,000	21,742,600
Tesoro Corp. (a)	90,000	9,038,700
Valero Energy Corp.	350,000	22,571,500

		160,501,300

Paper & Forest Products—0.1%
International Paper Co.	70,000	2,548,000

Personal Products—0.7%
The Estee Lauder Cos., Inc. (Class A) (a)	260,000	12,701,000

Pharmaceuticals—5.3%
Johnson & Johnson	80,000	4,820,800
Merck & Co., Inc.	640,000	28,268,800
Mylan Laboratories, Inc.	170,000	3,593,800
Pfizer, Inc.	1,560,000	39,405,600
Schering-Plough Corp.	560,000	14,285,600

		90,374,600

Real Estate Management & Development—0.4%
CB Richard Ellis Group, Inc. (b)	190,000	6,494,200

Semiconductors & Semiconductor Equipment—3.6%
Applied Materials, Inc.	1,160,000	21,251,200
KLA-Tencor Corp.	130,000	6,931,600
NVIDIA Corp. (b)	580,000	16,692,400
Teradyne, Inc. (b)	610,000	10,089,400
Xilinx, Inc.	250,000	6,432,500

		61,397,100

Software—5.6%
McAfee, Inc. (b)	170,000	4,943,600
Microsoft Corp.	1,680,000	46,821,600
Oracle Corp. (b)	1,480,000	26,832,400
Symantec Corp. (b)	990,000	17,127,000

		95,724,600

Specialty Retail—3.0%
Abercrombie & Fitch Co. (Class A)	200,000	15,136,000
American Eagle Outfitters, Inc.	584,999	17,544,120
AutoZone, Inc. (b)	60,000	7,688,400
Dick’s Sporting Goods, Inc. (a) (b)	40,000	2,330,400
Ross Stores, Inc.	90,000	3,096,000
Staples, Inc.	240,000	6,201,600

		51,996,520

Textiles, Apparel & Luxury Goods—1.4%
Coach, Inc. (b)	340,000	17,017,000
Polo Ralph Lauren Corp.	70,000	6,170,500

		23,187,500

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

BlackRock Large Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—0.3%
Altria Group, Inc.	60,000	$5,268,600

Total Common Stock (Identified Cost $1,511,857,351)		1,703,695,091

Short Term Investments—0.2%
Security Description	Face Amount	Value

Discount Notes—0.2%
Federal Home Loan Bank 4.970%, 04/02/07	$2,700,000	$2,699,627

Total Short Term Investments (Identified Cost $2,699,627)		2,699,627

Total Investments—99.9% (Identified Cost $1,514,556,978) (c)		1,706,394,718
Other assets less liabilities		1,949,325

Total Net Assets—100%		$1,708,344,043

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $88,755,240 and the collateral received consisted of cash in the amount of $68,506,647 and securities with a market value of $22,502,189.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,514,556,978 and the composition of unrealized appreciation and depreciation of investment securities was $215,422,326 and $(23,584,586), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—98.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
Honeywell International, Inc.	81,000	$3,730,860
Lockheed Martin Corp.	13,100	1,270,962
Northrop Grumman Corp.	54,000	4,007,880
Raytheon Co.	24,300	1,274,778

		10,284,480

Airlines—1.0%
AMR Corp.	96,000	2,923,200

Auto Components—0.5%
Gentex Corp.	99,000	1,608,750

Automobiles—1.1%
General Motors Corp.	114,000	3,492,960

Capital Markets—5.9%
Lehman Brothers Holdings, Inc.	61,000	4,274,270
Morgan Stanley	80,000	6,300,800
The Bear Stearns Co., Inc.	24,000	3,608,400
The Goldman Sachs Group, Inc.	19,000	3,925,970

		18,109,440

Chemicals—4.9%
E. I. du Pont de Nemours & Co.	62,000	3,064,660
International Flavors & Fragrances, Inc.	38,000	1,794,360
Lyondell Chemical Co.	104,000	3,116,880
The Dow Chemical Co.	93,000	4,264,980
The Lubrizol Corp.	55,000	2,834,150

		15,075,030

Commercial Banks—0.3%
Comerica, Inc.	14,000	827,680

Computers & Peripherals—5.0%
Diebold, Inc.	63,000	3,005,730
Hewlett-Packard Co.	122,000	4,897,080
International Business Machines Corp.	38,000	3,581,880
Lexmark International, Inc. (Class A) (a)	2,000	116,920
Sun Microsystems, Inc. (a)	604,000	3,630,040

		15,231,650

Containers & Packaging—0.6%
Sealed Air Corp.	60,000	1,896,000

Diversified Financial Services—9.2%
Bank of America Corp.	77,000	3,928,540
CIT Group, Inc.	26,900	1,423,548
Citigroup, Inc.	247,000	12,680,980
JPMorgan Chase & Co.	206,000	9,966,280

		27,999,348

Diversified Telecommunication Services—2.5%
AT&T, Inc.	111,000	4,376,730
Qwest Communications International, Inc. (a)	378,000	3,398,220

		7,774,950

Security Description	Shares	Value

Energy Equipment & Services—1.1%
Tidewater, Inc.	57,000	$3,339,060

Food & Staples Retailing—1.3%
The Kroger Co. (a)	138,000	3,898,500

Food Products—3.7%
Campbell Soup Co.	65,000	2,531,750
ConAgra Foods, Inc.	124,000	3,088,840
General Mills, Inc.	20,600	1,199,332
H.J. Heinz Co.	69,000	3,251,280
The J. M. Smucker Co.	24,000	1,279,680

		11,350,882

Health Care Providers & Services—4.8%
Aetna, Inc.	70,000	3,065,300
AmerisourceBergen Corp.	62,000	3,270,500
Coventry Health Care, Inc. (a)	19,600	1,098,580
Medco Health Solutions, Inc. (a)	48,000	3,481,440
WellPoint, Inc. (a)	44,000	3,568,400

		14,484,220

Hotels, Restaurants & Leisure—0.9%
McDonald’s Corp.	61,812	2,784,630

Household Products—0.4%
The Procter & Gamble Co.	18,000	1,136,880

Industrial Conglomerates—1.2%
General Electric Co.	106,000	3,748,160

Insurance—8.7%
ACE, Ltd.	18,900	1,078,434
Alleghany Corp. (a)	2,040	762,144
American International Group, Inc.	124,000	8,335,280
MBIA, Inc.	17,000	1,113,330
Nationwide Financial Services, Inc.	24,000	1,292,640
Prudential Financial, Inc.	50,000	4,513,000
The Allstate Corp.	46,700	2,804,802
The Chubb Corp.	38,900	2,009,963
The Travelers Cos., Inc.	63,100	3,266,687
Transatlantic Holdings, Inc.	1,000	65,120
W.R. Berkley Corp.	35,450	1,174,104

		26,415,504

IT Services—1.9%
Ceridian Corp. (a)	93,000	3,240,120
Electronic Data Systems Corp.	10,000	276,800
Unisys Corp. (a)	254,000	2,141,220

		5,658,140

Machinery—2.0%
Cummins, Inc.	21,000	3,039,120
Terex Corp. (a)	44,000	3,157,440

		6,196,560

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—4.2%
The DIRECTV Group, Inc. (a)	102,600	$2,366,982
The McGraw-Hill Cos., Inc.	23,200	1,458,816
The Walt Disney Co.	143,000	4,923,490
Time Warner, Inc.	203,000	4,003,160

		12,752,448

Metals & Mining—2.6%
Nucor Corp.	62,000	4,038,060
United States Steel Corp.	38,000	3,768,460

		7,806,520

Multi-Utilities—0.7%
Xcel Energy, Inc.	93,000	2,296,170

Multiline Retail—1.4%
Dillard’s, Inc. (Class A)	78,000	2,552,940
J.C. Penney Co., Inc.	21,100	1,733,576

		4,286,516

Oil, Gas & Consumable Fuels—15.3%
Chevron Corp.	135,000	9,984,600
Exxon Mobil Corp.	269,000	20,296,050
Frontier Oil Corp.	94,000	3,068,160
Marathon Oil Corp.	47,000	4,645,010
Tesoro Corp.	36,000	3,615,480
Valero Energy Corp.	76,000	4,901,240

		46,510,540

Paper & Forest Products—1.2%
International Paper Co.	100,000	3,640,000

Pharmaceuticals—5.0%
Merck & Co., Inc.	102,000	4,505,340
Pfizer, Inc.	429,000	10,836,540

		15,341,880

Real Estate Management & Development—0.7%
CB Richard Ellis Group, Inc. (a)	62,000	2,119,160

Semiconductors & Semiconductor Equipment—2.9%
Integrated Device Technology, Inc. (a)	176,000	2,713,920
KLA-Tencor Corp.	59,000	3,145,880
Teradyne, Inc. (a)	178,000	2,944,120

		8,803,920

Software—2.0%
Fair Isaac Corp.	34,000	1,315,120
McAfee, Inc. (a)	81,000	2,355,480
Novell, Inc. (a)	322,000	2,324,840

		5,995,440

Specialty Retail—1.0%
RadioShack Corp.	113,000	3,054,390

Security Description	Shares	Value

Tobacco—0.9%
UST, Inc.	46,000	$2,667,080

Total Common Stock (Identified Cost $270,095,617)		299,510,088

Short Term Investments—1.6%
Security Description	Face Amount	Value

U.S. Treasury–1.6%
U.S. Treasury Bills 5.062%, 04/05/07	$1,800,000	1,798,988
5.115%, 04/16/07	3,000,000	2,993,606

Total Short Term Investments (Identified Cost $4,792,594)		4,792,594

Total Investments—99.9% (Identified Cost $274,888,211) (b)		304,302,682
Other assets less liabilities		273,239

Total Net Assets—100%		$304,575,921

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $274,888,211 and the composition of unrealized appreciation and depreciation of investment securities was $31,814,215 and $(2,399,744), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—100.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—6.2%
Boeing Co.	78,000	$6,934,980
Honeywell International, Inc.	303,100	13,960,786
United Technologies Corp.	127,600	8,294,000

		29,189,766

Air Freight & Logistics—1.2%
FedEx Corp.	54,600	5,865,678

Beverages—2.8%
PepsiCo, Inc.	208,000	13,220,480

Biotechnology—4.3%
Amylin Pharmaceuticals, Inc. (a) (b)	58,600	2,189,296
Genentech, Inc. (b)	27,900	2,291,148
Genzyme Corp. (b)	140,100	8,408,802
Gilead Sciences, Inc. (b)	98,200	7,512,300

		20,401,546

Capital Markets—0.2%
UBS AG	19,300	1,146,999

Chemicals—2.7%
Monsanto Co.	235,692	12,953,633

Communications Equipment—8.7%
Alcatel-Lucent (ADR)	483,415	5,713,965
Cisco Systems, Inc. (b)	572,178	14,607,704
Corning, Inc. (b)	516,600	11,747,484
Juniper Networks, Inc. (b)	200,620	3,948,202
QUALCOMM, Inc.	117,527	5,013,702

		41,031,057

Computers & Peripherals—4.8%
Apple, Inc. (b)	158,444	14,721,032
Hewlett-Packard Co.	129,343	5,191,828
Sun Microsystems, Inc. (b)	454,100	2,729,141

		22,642,001

Construction & Engineering—0.5%
Foster Wheeler, Ltd.	40,811	2,382,954

Consumer Finance—2.3%
American Express Co.	196,400	11,076,960

Diversified Financial Services—3.9%
Bank of America Corp.	128,500	6,556,070
NYSE Euronext, Inc. (a) (b)	127,700	11,971,875

		18,527,945

Diversified Telecommunication Services—2.6%
AT&T, Inc.	315,033	12,421,751

Electrical Equipment—1.0%
Cooper Industries, Ltd. (Class A)	52,984	2,383,750
Rockwell Automation, Inc.	36,200	2,167,294

		4,551,044

Security Description	Shares	Value

Energy Equipment & Services—2.5%
GlobalSantaFe Corp.	77,228	$4,763,423
Schlumberger, Ltd.	58,800	4,063,080
Weatherford International, Ltd. (b)	64,700	2,917,970

		11,744,473

Food & Staples Retailing—2.9%
Wal-Mart Stores, Inc.	291,900	13,704,705

Health Care Equipment & Supplies—1.5%
Zimmer Holdings, Inc. (b)	80,500	6,875,505

Health Care Providers & Services—3.7%
Henry Schein, Inc. (b)	92,900	5,126,222
Medco Health Solutions, Inc. (b)	68,770	4,987,888
UnitedHealth Group, Inc.	137,800	7,299,266

		17,413,376

Hotels, Restaurants & Leisure—2.4%
Hilton Hotels Corp.	252,900	9,094,284
Las Vegas Sands Corp. (b)	24,200	2,095,962

		11,190,246

Household Durables—1.3%
Harman International Industries, Inc.	66,000	6,341,280

Household Products—3.1%
The Procter & Gamble Co.	233,900	14,773,124

Industrial Conglomerates—4.4%
General Electric Co.	460,000	16,265,600
Textron, Inc.	51,200	4,597,760

		20,863,360

Insurance—1.6%
American International Group, Inc.	113,000	7,595,860

Internet Software & Services—4.2%
Google, Inc. (Class A) (b)	35,556	16,290,337
Yahoo!, Inc. (b)	113,745	3,559,081

		19,849,418

IT Services—2.0%
Cognizant Technology Solutions Corp. (Class A) (b)	61,722	5,448,201
First Data Corp.	149,500	4,021,550

		9,469,751

Life Sciences Tools & Services—2.0%
Thermo Fisher Scientific, Inc. (b)	199,300	9,317,275

Machinery—1.5%
Danaher Corp.	101,100	7,223,595

Media—1.5%
Focus Media Holding, Ltd. (ADR) (b)	90,000	7,061,400

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—1.7%
Federated Department Stores, Inc.	176,900	$7,969,345

Oil, Gas & Consumable Fuels—0.9%
Consol Energy, Inc.	113,100	4,425,603

Pharmaceuticals—6.4%
Abbott Laboratories	210,500	11,745,900
Allergan, Inc.	32,183	3,566,520
Johnson & Johnson	135,900	8,189,334
Merck & Co., Inc.	158,023	6,979,876

		30,481,630

Semiconductors & Semiconductor Equipment—2.7%
PMC-Sierra, Inc. (a) (b)	507,700	3,558,977
STMicroelectronics N.V.	489,600	9,400,320

		12,959,297

Software—3.7%
Adobe Systems, Inc. (b)	272,700	11,371,590
Salesforce.com, Inc. (b)	146,700	6,281,694

		17,653,284

Specialty Retail—2.2%
O’Reilly Automotive, Inc. (b)	139,900	4,630,690
Staples, Inc.	219,250	5,665,420

		10,296,110

Textiles, Apparel & Luxury Goods—1.5%
Polo Ralph Lauren Corp.	81,700	7,201,855

Tobacco—2.0%
Altria Group, Inc.	108,380	9,516,848

Wireless Telecommunication Services—3.2%
American Tower Corp. (Class A) (b)	156,000	6,076,200
Clearwire Corp. (b)	22,400	458,528
NII Holdings, Inc. (b)	116,984	8,677,873

		15,212,601

Total Common Stock (Identified Cost $434,655,355)		474,551,755

Short Term Investments—0.4%
Security Description	Face Amount	Value

Discount Notes—0.0%
Federal Home Loan Mortgage Corp. 4.900%, 04/02/07	$200,000	$199,973

Repurchase Agreement—0.4%
State Street Corp. Repurchase Agreement dated 03/30/07 at 1.700% to be repurchased at $1,750,248 on 04/02/07, collateralized by $1,695,000 U.S. Treasury Bond 5.250% due 02/15/29 with a value of $1,785,023.	1,750,000	1,750,000

Total Short Term Investments (Identified Cost $1,949,973)		1,949,973

Total Investments—100.5% (Identified Cost $436,605,328) (c)		476,501,728
Liabilities in excess of other assets		(2,471,157)

Total Net Assets—100%		$474,030,571

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $15,985,773 and the collateral received consisted of cash in the amount of $16,119,250.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $436,605,328 and the composition of unrealized appreciation and depreciation of investment securities was $48,153,549 and $(8,257,149), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Commercial Paper—69.5% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—4.8%
Falcon Asset Securitization 5.420%, 04/02/07	$44,040,000	$44,033,369
HBOS Treasury Services, Plc. 5.250%, 04/17/07	14,776,000	14,741,523
SwebBank Mortgage 5.225%, 06/04/07	6,065,000	6,008,663

		64,783,555

Capital Markets—18.3%
Eramus Capital Corp. 5.300%, 04/19/07	50,000,000	49,867,500
General Electric Capital Corp. 5.190%, 08/21/07	13,000,000	12,733,868
Greyhawk Capital Corp. 5.250%, 04/24/07	33,000,000	32,889,313
Hudson Thames Capital, Ltd. 5.250%, 06/20/07	9,780,000	9,665,900
Lexington Parker Capital Corp. 5.205%, 08/09/07	20,855,000	20,463,013
The Bear Stearns Cos., Inc. 5.230%, 06/07/07	30,000,000	29,707,992
5.180%, 08/10/07	3,570,000	3,502,707
The Goldman Sachs Group, Inc. 5.370%, 09/21/07 (a)	29,150,000	29,150,000
5.390%, 12/18/07	15,000,000	15,000,000
Valcour Bay Capital 5.310%, 04/13/07	42,760,000	42,684,315

		245,664,608

Commercial Banks—6.8%
Abbey National North America, LLC 5.220%, 06/06/07	4,045,000	4,006,289
Allied Irish Banks North America 5.205%, 08/06/07	6,275,000	6,159,778
Banco Bilbao Vizcaya Argentina, S.A. 5.270%, 05/23/07	33,000,000	32,748,797
Bank of America Corp. 5.203%, 07/25/07	50,000,000	49,168,965

		92,083,829

Diversified Financial Services—23.9%
Beta Finance, Inc. 5.205%, 07/30/07	15,500,000	15,231,075
Citigroup Funding, Inc. 5.250%, 05/22/07	53,000,000	52,605,813
5.250%, 07/05/07	14,000,000	13,806,042
Links Finance, LLC 5.328%, 08/22/07	45,515,000	45,511,586
Liquid Funding, Ltd. 5.280%, 04/05/07	22,000,000	21,987,093
Nyala Funding, LLC 5.200%, 07/16/07	14,615,000	14,391,228
Sedna Finance Corp. 5.250%, 04/20/07	26,785,000	26,710,783
Three Rivers Funding Corp. 5.275%, 04/02/07	40,629,000	40,623,047
5.270%, 04/09/07	24,324,000	24,295,514

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Verizon Global Funding Corp. 5.280%, 04/09/07	$27,000,000	$26,968,320
5.290%, 04/18/07	24,005,000	23,945,034
5.290%, 04/19/07	16,130,000	16,087,336

		322,162,871

Insurance—3.2%
ING America Insurance Holdings, LLC 5.240%, 04/19/07	38,000,000	37,900,440
New York Life Insurance Co. 5.425%, 10/15/07	5,000,000	5,000,000

		42,900,440

Thrifts & Mortgage Finance—3.6%
Countrywide Financial Corp. 5.280%, 04/12/07	15,000,000	14,975,800
5.280%, 04/13/07	15,005,000	14,978,591
5.290%, 04/16/07	18,000,000	17,960,325

		47,914,716

Yankee—8.9%
Credit Industriel et Commercial (144A) 5.325%, 04/05/07	51,200,000	51,200,028
5.375%, 04/30/07	12,330,000	12,330,000
Skandinaviska Enskilda Banken 5.205%, 08/08/07	4,500,000	4,416,069
Unicredito ITA Bank Ireland 5.150%, 08/09/07	27,545,000	27,032,740
Versailles CDS, LLC 5.255%, 06/19/07	25,000,000	24,711,705

		119,690,542

Total Commercial Paper (Identified Cost $935,200,561)		935,200,561

Certificate of Deposit—17.1%

Commercial Banks—6.3%
Barclays Bank, Plc. 5.320%, 05/08/07	20,000,000	20,000,000
BNP Paribas 5.345%, 07/30/07	16,000,000	16,000,000
Natixis Institutional Bank 5.345%, 08/17/07	48,500,000	48,503,462

		84,503,462

Yankee—10.8%
Credit Agricole S.A. 5.335%, 08/22/07	51,000,000	51,002,733
Norinchukin Bank 5.330%, 04/26/07	33,000,000	33,000,000
5.325%, 05/25/07	20,885,000	20,885,000
Skandinaviska Enskilda Banken 5.310%, 05/21/07	40,000,000	40,000,000

		144,887,733

Total Certificate of Deposit (Identified Cost $229,391,195)		229,391,195

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Medium Term Notes—12.9%

Security Description	Face Amount	Value

Asset Backed—0.3%
Arkle Master Issuer, Plc. (144A) 5.300%, 11/17/07 (a)	$3,500,000	$3,500,000

Capital Markets—2.8%
General Electric Capital Corp. 5.280%, 08/17/07 (a)	7,500,000	7,500,000
Merrill Lynch & Co., Inc. 5.325%, 05/29/07 (a)	30,000,000	30,000,000

		37,500,000

Commercial Banks—2.1%
DnB nor Bank ASA (144A) 5.310%, 06/25/07 (a)	28,425,000	28,425,000

Diversified Financial Services—1.9%
Cullinan Finance Corp. (144A) 5.280%, 06/25/07 (a)	26,000,000	25,994,324

Insurance—2.8%
Allstate Life Global Funding II (144A) 5.330%, 08/27/07 (a)	10,000,000	10,000,000
Irish Life & Permanent, Plc. (144A) 5.340%, 01/22/08 (a)	20,000,000	20,000,000
Principal Life Income Funding Trusts 5.360%, 12/07/07 (a)	7,900,000	7,903,223

		37,903,223

Security Description	Face Amount	Value

Yankee—3.0%
Commonwealth Bank of Australia (144A) 5.360%, 01/31/08 (a)	$40,000,000	$40,013,035

Total Medium Term Notes (Identified Cost $173,335,582)		173,335,582

Total Investments—99.5% (Identified Cost $1,337,927,338) (b)		1,337,927,338
Other assets less liabilities		6,630,713

Total Net Assets—100%		$1,344,558,051

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,337,927,338.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, the market value of 144A securities was $191,462,387, which is 14.2% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—97.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
K&F Industries Holdings, Inc. (a)	134,900	$3,632,857
LMI Aerospace, Inc. (a)	172,602	3,215,575
Orbital Sciences Corp. (b)	569,000	10,663,060

		17,511,492

Building Products—0.2%
Lennox International, Inc.	63,218	2,256,883

Capital Markets—4.0%
GFI Group, Inc. (a) (b)	46,100	3,133,417
KBW, Inc. (a)	365,700	12,711,732
Piper Jaffray Co.	323,135	20,014,982
TradeStation Group, Inc.	435,200	5,479,168

		41,339,299

Chemicals—1.0%
H.B. Fuller Co.	378,900	10,332,603

Commercial Banks—9.0%
Boston Private Financial Holdings, Inc. (a)	487,900	13,622,168
Cathay General Bancorp (a) (b)	193,700	6,581,926
Columbia Banking Systems, Inc.	153,700	5,184,301
First Midwest Bancorp, Inc. (a)	349,400	12,840,450
First State Bancorp	222,200	5,010,610
Sterling Bancshares, Inc. (a)	654,701	7,319,557
Sterling Financial Corp. (Washington) (a)	414,557	12,930,033
Umpqua Holdings Corp. (a)	424,108	11,353,371
United Bankshares, Inc. (a)	264,600	9,268,938
Wintrust Financial Corp. (a)	196,500	8,765,865

		92,877,219

Commercial Services & Supplies—7.6%
Administaff, Inc.	153,700	5,410,240
PHH Corp. (a)	487,000	14,882,720
The Brinks Co.	408,500	25,919,325
Waste Connections, Inc. (a) (b)	535,050	16,019,397
Watson Wyatt & Co. Holdings (a) (b)	336,000	16,346,400

		78,578,082

Communications Equipment—1.1%
Dycom Industries, Inc. (b)	418,211	10,898,579

Computers & Peripherals—2.5%
Electronics for Imaging, Inc. (a) (b)	451,400	10,585,330
Imation Corp.	383,800	15,497,844

		26,083,174

Construction & Engineering—1.7%
Perini Corp.	207,100	7,633,706
Washington Group International, Inc. (b)	153,600	10,202,112

		17,835,818

Construction Materials—1.4%
Texas Industries, Inc. (a)	192,500	14,539,525

Security Description	Shares	Value

Containers & Packaging—2.9%
Crown Holdings, Inc.	214,000	$5,234,440
Silgan Holdings, Inc.	482,300	24,650,353

		29,884,793

Diversified Consumer Services—0.9%
Jackson Hewitt Tax Service, Inc.	289,700	9,322,546

Diversified Telecommunication Services—0.4%
Premiere Global Services, Inc.	330,462	3,707,784

Electric Utilities—0.7%
ITC Holdings Corp.	171,800	7,437,222

Electronic Equipment & Instruments—0.4%
LoJack Corp. (a)	203,539	3,863,170

Energy Equipment & Services—2.8%
Cal Dive International, Inc.	498,500	6,086,685
Hercules Offshore, Inc. (a) (b)	379,522	9,966,248
Oceaneering International, Inc.	165,600	6,975,072
Universal Compression Holdings, Inc. (b)	92,200	6,240,096

		29,268,101

Food & Staples Retailing—3.5%
BJ’s Wholesale Club, Inc. (b)	807,000	27,300,810
Ruddick Corp.	305,884	9,200,991

		36,501,801

Food Products—5.6%
Hain Celestial Group, Inc. (b)	693,130	20,842,419
Pilgrim’s Pride Corp. (a)	670,200	22,243,938
Ralcorp Holdings, Inc. (a) (b)	225,687	14,511,674

		57,598,031

Gas Utilities—0.6%
South Jersey Industries, Inc. (a)	151,700	5,772,185

Health Care Equipment & Supplies—2.2%
DJ Orthopedics, Inc.	597,113	22,630,583

Health Care Providers & Services—2.9%
Kindred Healthcare, Inc. (a) (b)	444,600	14,573,988
Magellan Health Services, Inc.	370,600	15,565,200

		30,139,188

Health Care Technology—0.8%
The TriZetto Group, Inc. (a) (b)	398,600	7,975,986

Hotels, Restaurants & Leisure—7.7%
Landry’s Restaurants, Inc. (a)	277,548	8,215,420
Morgans Hotel Group Co. (a)	332,100	6,977,421
Orient-Express Hotels, Ltd. (Class A) (a)	506,600	30,304,812
Pinnacle Entertainment, Inc.	494,900	14,386,743
Sunterra Corp. (a) (b)	321,544	5,048,241
Vail Resorts, Inc. (a)	279,500	15,185,235

		80,117,872

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—1.6%
Black Hills Corp. (a)	443,200	$16,296,464

Insurance—4.4%
Aspen Insurance Holdings, Ltd.	413,400	10,835,214
Endurance Specialty Holdings, Ltd.	405,596	14,496,001
National Financial Partners Corp. (a)	94,658	4,440,407
Platinum Underwriters Holdings, Ltd.	474,507	15,222,184

		44,993,806

Internet Software & Services—0.8%
SkillSoft, Plc. (ADR) (b)	1,045,500	8,740,380

IT Services—0.5%
CACI International, Inc. (Class A) (a) (b)	109,000	5,107,740

Leisure Equipment & Products—1.3%
Callaway Golf Co. (a)	198,700	3,131,512
Leapfrog Enterprises, Inc. (a)	371,026	3,969,978
RC2 Corp. (b)	169,899	6,862,221

		13,963,711

Machinery—2.3%
Accuride Corp.	168,297	2,457,136
Actuant Corp. (a)	196,300	9,974,003
Astec Industries, Inc.	199,400	8,025,850
Gardner Denver, Inc.	106,400	3,708,040

		24,165,029

Marine—1.3%
Kirby Corp.	380,100	13,295,898

Media—1.1%
Regal Entertainment Group (a)	596,800	11,858,416

Metals & Mining—1.1%
Kaiser Aluminum Corp. (b)	139,600	10,888,800

Multi-Utilities—1.8%
MDU Resources Group, Inc. (a)	192,300	5,526,702
PNM Resources, Inc. (a)	398,800	12,881,240

		18,407,942

Oil, Gas & Consumable Fuels—1.4%
Delta Petroleum Corp. (a)	354,400	8,137,024
Goodrich Petroleum Corp. (a) (b)	192,800	6,483,864

		14,620,888

Paper & Forest Products—1.3%
Louisiana-Pacific Corp.	689,000	13,821,340

Security Description	Shares	Value

Personal Products—0.7%
NU Skin Enterprises, Inc. (a)	423,751	$7,000,366

Pharmaceuticals—1.5%
Axcan Pharma, Inc. (a)	924,820	15,268,778

Real Estate Investment Trusts—4.6%
Arbor Realty Trust, Inc.	330,800	10,069,552
BioMed Realty Trust, Inc.	118,500	3,116,550
Corporate Office Properties Trust (a)	208,000	9,501,440
DCT Industrial Realty Trust, Inc.	610,400	7,221,032
Education Realty Trust, Inc. (a)	565,400	8,356,612
Gramercy Capital Corp. (a)	171,600	5,264,688
Innkeepers USA Trust (a)	260,400	4,239,312

		47,769,186

Road & Rail—1.8%
Dollar Thrifty Automotive Group, Inc. (b)	119,200	6,083,968
Knight Transportation, Inc. (a)	412,500	7,350,750
Vitran Corp., Inc.	281,100	5,523,615

		18,958,333

Software—1.2%
Lawson Software, Inc. (a)	969,900	7,846,491
TIBCO Software, Inc. (b)	478,974	4,080,858

		11,927,349

Specialty Retail—4.3%
Big 5 Sporting Goods Corp. (a)	265,200	6,873,984
Borders Group, Inc. (a)	659,500	13,466,990
Genesco, Inc. (a)	96,000	3,986,880
Hot Topic, Inc. (a) (b)	590,756	6,557,392
JoS. A. Bank Clothiers, Inc. (a)	134,200	4,743,970
Stage Stores, Inc.	191,800	4,470,858
The Talbots, Inc. (a)	163,200	3,854,784

		43,954,858

Thrifts & Mortgage Finance—2.2%
First Niagara Financial Group, Inc. (a)	1,036,700	14,420,497
WSFS Financial Corp. (a)	131,270	8,464,290

		22,884,787

Trading Companies & Distributors—0.6%
H&E Equipment Services, Inc. (a) (b)	277,900	5,974,850

Total Common Stock (Identified Cost $931,838,967)		1,006,370,857

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Short Term Investments—2.0%

Security Description	Face Amount	Value

Discount Notes—2.0%
Federal Home Loan Mortgage Corp. 4.900%, 04/02/07	$21,400,000	$21,397,087

Total Short Term Investments (Identified Cost $21,397,087)		21,397,087

Total Investments—99.4% (Identified Cost $953,236,054) (c)		1,027,767,944
Other assets less liabilities		5,734,807

Total Net Assets—100%		$1,033,502,751

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $257,472,363 and the collateral received consisted of cash in the amount of $263,235,579.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $953,236,054 and the composition of unrealized appreciation and depreciation of investment securities was $93,065,677 and $(18,533,787), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—99.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Alliant Techsystems, Inc. (a)	7,500	$659,400
United Technologies Corp.	126,490	8,221,850

		8,881,250

Air Freight & Logistics—1.7%
FedEx Corp.	15,580	1,673,759
United Parcel Service, Inc. (Class B)	104,900	7,353,490

		9,027,249

Auto Components—0.3%
Johnson Controls, Inc.	19,700	1,864,014

Automobiles—0.8%
Ford Motor Co. (a)	358,700	2,830,143
General Motors Corp.	43,300	1,326,712

		4,156,855

Beverages—2.2%
Anheuser-Busch Cos., Inc.	20,300	1,024,338
Pepsi Bottling Group, Inc.	7,340	234,072
PepsiCo, Inc.	125,780	7,994,577
The Coca-Cola Co.	48,800	2,342,400

		11,595,387

Biotechnology—1.9%
Amgen, Inc. (a)	17,250	963,930
Genentech, Inc. (a)	48,600	3,991,032
ImClone Systems, Inc. (a)	92,100	3,754,917
Millennium Pharmaceuticals, Inc. (a)	125,400	1,424,544

		10,134,423

Building Products—0.7%
American Standard Cos., Inc.	66,500	3,525,830
Owens Corning, Inc. (a)	5,400	172,044

		3,697,874

Capital Markets—0.8%
Lehman Brothers Holdings, Inc.	13,900	973,973
Merrill Lynch & Co., Inc.	9,800	800,366
The Goldman Sachs Group, Inc.	11,780	2,434,101

		4,208,440

Chemicals—2.1%
E. I. du Pont de Nemours & Co.	12,600	622,818
Huntsman Corp. (a)	160,400	3,062,036
Methanex Corp.	49,700	1,109,801
NOVA Chemicals Corp.	37,700	1,167,192
Potash Corp. of Saskatchewan, Inc.	14,300	2,286,999
Rohm & Haas Co.	9,500	491,340
The Dow Chemical Co.	52,300	2,398,478

		11,138,664

Security Description	Shares	Value

Commercial Banks—4.2%
Commerce Bancorp, Inc.	25,900	$864,542
Compass Bancshares, Inc.	32,500	2,236,000
Fifth Third Bancorp	62,300	2,410,387
Wachovia Corp.	183,947	10,126,282
Wells Fargo & Co.	196,700	6,772,381

		22,409,592

Communications Equipment—4.0%
Cisco Systems, Inc. (a)	489,240	12,490,297
Corning, Inc. (a)	161,550	3,673,647
QUALCOMM, Inc.	118,660	5,062,036

		21,225,980

Computers & Peripherals—3.7%
Brocade Communications Systems, Inc. (a)	189,800	1,806,896
Dell, Inc. (a)	138,000	3,202,980
EMC Corp. (a)	27,770	384,614
Hewlett-Packard Co.	51,020	2,047,943
SanDisk Corp. (a)	129,300	5,663,340
Seagate Technology (a)	151,500	3,529,950
Sun Microsystems, Inc. (a)	571,900	3,437,119

		20,072,842

Construction & Engineering—1.5%
Fluor Corp.	92,300	8,281,156

Consumer Finance—2.5%
AmeriCredit Corp. (a)	42,600	973,836
Capital One Financial Corp.	22,900	1,728,034
SLM Corp.	262,100	10,719,890

		13,421,760

Diversified Financial Services—1.6%
JPMorgan Chase & Co.	176,472	8,537,715

Diversified Telecommunication Services—1.2%
AT&T, Inc.	85,477	3,370,358
Qwest Communications International, Inc. (a)	135,500	1,218,145
Verizon Communications, Inc.	46,638	1,768,513

		6,357,016

Electric Utilities—0.4%
Edison International	38,500	1,891,505

Electrical Equipment—0.4%
Cooper Industries, Ltd. (Class A)	30,400	1,367,696
Emerson Electric Co.	23,400	1,008,306

		2,376,002

Electronic Equipment & Instruments—1.0%
Agilent Technologies, Inc. (a)	28,105	946,858
Flextronics International, Ltd. (a)	180,600	1,975,764
Jabil Circuit, Inc.	124,110	2,657,195

		5,579,817

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—4.3%
Baker Hughes, Inc.	72,410	$4,788,473
BJ Services Co.	89,000	2,483,100
Halliburton Co.	50,600	1,606,044
Patterson-UTI Energy, Inc.	8,470	190,067
Schlumberger, Ltd.	142,600	9,853,660
Weatherford International, Ltd. (a)	95,800	4,320,580

		23,241,924

Food & Staples Retailing—0.4%
Sysco Corp.	67,100	2,269,993

Food Products—2.2%
Campbell Soup Co.	31,600	1,230,820
Kraft Foods, Inc. (Class A)	93,400	2,957,044
Sara Lee Corp.	309,000	5,228,280
Unilever NV (NY Shares)	78,700	2,299,614

		11,715,758

Health Care Equipment & Supplies—1.6%
Baxter International, Inc.	110,200	5,804,234
Lumenis, Ltd. (a) (b)	520	546
Medtronic, Inc.	55,800	2,737,548
St. Jude Medical, Inc. (a)	4,740	178,271

		8,720,599

Health Care Providers & Services—2.1%
DaVita, Inc. (a)	53,500	2,852,620
Medco Health Solutions, Inc. (a)	6,910	501,182
UnitedHealth Group, Inc.	110,800	5,869,076
WellPoint, Inc. (a)	27,704	2,246,795

		11,469,673

Health Care Technology—0.2%
Cerner Corp. (a)	16,500	898,425

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	17,300	810,678
Las Vegas Sands Corp. (a)	45,100	3,906,111
Marriott International, Inc. (Class A)	13,020	637,459
McDonald’s Corp.	23,600	1,063,180
Starwood Hotels & Resorts Worldwide, Inc. (a)	27,235	1,766,190
The Cheesecake Factory, Inc. (a)	32,000	852,800

		9,036,418

Household Durables—0.6%
Fortune Brands, Inc.	13,800	1,087,716
Jarden Corp.	5,600	214,480
Leggett & Platt, Inc.	57,300	1,298,991
Lennar Corp. (Class A)	12,800	540,288

		3,141,475

Independent Power Producers & Energy Traders—0.5%
The AES Corp. (a)	119,400	2,569,488

Security Description	Shares	Value

Industrial Conglomerates—2.9%
General Electric Co.	394,600	$13,953,056
Siemens AG (ADR)	13,000	1,393,600

		15,346,656

Insurance—3.7%
Aflac, Inc.	30,000	1,411,800
Ambac Financial Group, Inc.	11,500	993,485
American International Group, Inc.	67,500	4,537,350
Berkshire Hathaway, Inc. (Class A) (a)	27	2,942,730
Marsh & McLennan Cos., Inc.	144,200	4,223,618
MBIA, Inc.	16,100	1,054,389
RenaissanceRe Holdings, Ltd.	23,700	1,188,318
The Progressive Corp.	48,400	1,056,088
XL Capital, Ltd. (Class A)	32,800	2,294,688

		19,702,466

Internet Software & Services—3.9%
eBay, Inc. (a)	157,920	5,235,048
Google, Inc. (Class A) (a)	23,830	10,917,953
Yahoo!, Inc. (a)	147,180	4,605,262

		20,758,263

IT Services—1.0%
Affiliated Computer Services, Inc. (a)	49,200	2,896,896
Automatic Data Processing, Inc.	27,170	1,315,028
CheckFree Corp. (a)	10,500	389,445
Paychex, Inc.	22,200	840,714

		5,442,083

Machinery—1.6%
Danaher Corp.	53,600	3,829,720
Illinois Tool Works, Inc.	96,800	4,994,880

		8,824,600

Media—3.6%
Cablevision Systems Corp. (Class A) (a)	23,232	706,950
CBS Corp. (Class B)	75,650	2,314,133
Comcast Corp. (Class A)	50,100	1,300,095
Getty Images, Inc. (a)	65,000	3,160,950
News Corp. (Class A)	28,770	665,162
Omnicom Group, Inc.	14,300	1,464,034
The Walt Disney Co.	152,400	5,247,132
Time Warner Cable, Inc. (Class A) (a)	23,900	895,533
Time Warner, Inc.	64,000	1,262,080
Viacom, Inc. (Class B) (a)	49,750	2,045,223

		19,061,292

Metals & Mining—1.2%
Alcoa, Inc.	83,716	2,837,973
Barrick Gold Corp.	65,400	1,867,170
Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,990	330,288
Newmont Mining Corp.	33,000	1,385,670

		6,421,101

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.4%
CMS Energy Corp. (a)	91,700	$1,632,260
NiSource, Inc.	31,700	774,748

		2,407,008

Multiline Retail—1.8%
Target Corp.	167,000	9,896,420

Oil, Gas & Consumable Fuels—3.9%
Anadarko Petroleum Corp.	23,200	997,136
Arch Coal, Inc.	56,700	1,740,123
Chevron Corp.	36,273	2,682,751
EOG Resources, Inc.	16,100	1,148,574
Exxon Mobil Corp.	49,199	3,712,065
Kinder Morgan, Inc.	9,666	1,028,946
Royal Dutch Shell, Plc. (ADR) (A Shares)	123,600	8,194,680
Royal Dutch Shell, Plc. (ADR) (B Shares)	11,107	739,837
XTO Energy, Inc.	7,480	409,979

		20,654,091

Paper & Forest Products—0.2%
International Paper Co.	24,800	902,720

Personal Products—0.6%
Avon Products, Inc.	84,400	3,144,744

Pharmaceuticals—7.0%
Allergan, Inc.	59,280	6,569,410
AstraZeneca, Plc. (ADR)	159,200	8,541,080
Endo Pharmaceuticals Holdings, Inc. (a)	39,970	1,175,118
Forest Laboratories, Inc. (a)	239,160	12,302,390
Merck & Co., Inc.	9,530	420,940
Novartis AG (ADR)	9,400	513,522
Pfizer, Inc.	42,900	1,083,654
Sanofi-Aventis (ADR)	51,700	2,249,467
Sepracor, Inc. (a)	34,290	1,598,943
Teva Pharmaceutical Industries, Ltd. (ADR)	80,800	3,024,344

		37,478,868

Real Estate Investment Trusts—0.5%
Douglas Emmett, Inc.	29,800	760,794
General Growth Properties, Inc.	21,680	1,399,878
Host Hotels & Resorts, Inc.	16,676	438,745

		2,599,417

Road & Rail—0.2%
Burlington Northern Santa Fe Corp.	3,730	300,004
Norfolk Southern Corp.	12,130	613,778
Union Pacific Corp.	3,060	310,743

		1,224,525

Semiconductors & Semiconductor Equipment—7.0%
Advanced Micro Devices, Inc. (a)	8,290	108,267
Altera Corp.(a)	240,100	4,799,599
Applied Materials, Inc.	405,401	7,426,946
ASML Holding NV(a)	67,810	1,678,298

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Fairchild Semiconductor International, Inc. (a)	76,400	$1,277,408
Intel Corp.	306,200	5,857,606
KLA-Tencor Corp.	136,300	7,267,516
Lam Research Corp. (a)	23,800	1,126,692
Linear Technology Corp.	49,500	1,563,705
Qimonda AG (ADR)(a)	58,700	842,932
Silicon Laboratories, Inc. (a)	27,500	822,800
Xilinx, Inc.	174,300	4,484,739

		37,256,508

Software—4.0%
Compuware Corp. (a)	125,000	1,186,250
Microsoft Corp.	571,130	15,917,393
NAVTEQ Corp. (a)	21,500	741,750
SAP AG (ADR)	83,455	3,726,266

		21,571,659

Specialty Retail—3.2%
Best Buy Co., Inc.	47,100	2,294,712
Lowe’s Cos., Inc.	357,800	11,267,122
The Home Depot, Inc.	71,458	2,625,367
Urban Outfitters, Inc. (a)	34,100	903,991

		17,091,192

Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc. (a)	115,587	3,397,102

Thrifts & Mortgage Finance—3.9%
Federal Home Loan Mortgage Corp.	41,300	2,456,937
Federal National Mortgage Association	63,700	3,476,746
Hudson City Bancorp, Inc.	256,800	3,513,024
IndyMac Bancorp, Inc.	24,800	794,840
Washington Mutual, Inc.	267,800	10,813,764

		21,055,311

Tobacco—1.4%
Altria Group, Inc.	88,200	7,744,842

Wireless Telecommunication Services—0.3%
American Tower Corp. (Class A) (a)	36,570	1,424,402

Total Common Stock (Identified Cost $458,758,064)		531,326,564

Fixed Income—Convertible—0.3%
Security Description	Face Amount	Value

Automobiles—0.3%
Ford Motor Co. 4.250%, 12/15/36	$1,284,000	1,415,610

Total Fixed Income—Convertible (Identified Cost $1,291,980)		1,415,610

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Short Term Investments—0.6%

Security Description	Face Amount	Value

Repurchase Agreement—0.6%
State Street Corp. Repurchase Agreement dated 03/30/07 at 2.500% to be repurchased at $3,222,671 on 04/02/07, collateralized by $2,420,000 U.S. Treasury Bond 8.125% due 05/15/21 with a value of $3,293,061.	$3,222,000	$3,222,000

Total Short Term Investments (Identified Cost $3,222,000)		3,222,000

Total Investments—100.1% (Identified Cost $463,272,044) (c)		535,964,174
Liabilities in excess of other assets		(697,818)

Total Net Assets—100%		$535,266,356

(a)	Non-Income Producing.
(b)	Security was valued in good faith under procedures established by the Board of Directors.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $463,272,044 and the composition of unrealized appreciation and depreciation of investment securities was $82,940,231 and $(10,248,101), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—98.0% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
United Parcel Service, Inc. (Class B)	273,100	$19,144,310

Automobiles—1.1%
Harley-Davidson, Inc. (a)	803,900	47,229,125

Beverages—2.1%
Diageo, Plc. (ADR)	710,200	57,490,690
Heineken Holding NV (EUR)	660,443	29,311,522

		86,802,212

Capital Markets—3.9%
Ameriprise Financial, Inc.	801,780	45,813,709
E*TRADE Financial Corp. (b)	673,900	14,300,158
Mellon Financial Corp.	1,511,300	65,197,482
Morgan Stanley	359,210	28,291,380
State Street Corp.	189,100	12,244,225

		165,846,954

Commercial Banks—7.8%
Commerce Bancorp, Inc. (a)	676,500	22,581,570
HSBC Holdings, Plc. (GBP)	6,232,332	109,240,580
Wachovia Corp.	1,661,920	91,488,696
Wells Fargo & Co.	3,038,800	104,625,884

		327,936,730

Commercial Services & Supplies—1.8%
Iron Mountain, Inc. (a) (b)	1,733,850	45,305,500
The Dun & Bradstreet Corp. (b)	333,800	30,442,560

		75,748,060

Communications Equipment—0.2%
Nokia Corp. (ADR)	459,000	10,520,280

Computers & Peripherals—1.6%
Dell, Inc. (b)	1,830,300	42,481,263
Hewlett-Packard Co.	631,800	25,360,452

		67,841,715

Construction Materials—2.3%
Martin Marietta Materials, Inc.	367,200	49,645,440
Vulcan Materials Co.	409,300	47,675,264

		97,320,704

Consumer Finance—4.5%
American Express Co.	3,395,800	191,523,120

Containers & Packaging—1.9%
Sealed Air Corp.	2,481,400	78,412,240

Diversified Consumer Services—1.1%
Apollo Group, Inc. (Class A) (b)	266,500	11,699,350
H&R Block, Inc.	1,691,600	35,591,264

		47,290,614

Security Description	Shares	Value

Diversified Financial Services—7.1%
Citigroup, Inc.	1,811,673	$93,011,292
JPMorgan Chase & Co.	3,155,008	152,639,287
Moody’s Corp.	834,400	51,782,864

		297,433,443

Electronic Equipment & Instruments—0.1%
Agilent Technologies, Inc. (b)	116,100	3,911,409

Energy Equipment & Services—0.8%
Transocean, Inc. (b)	409,700	33,472,490

Food & Staples Retailing—6.0%
Costco Wholesale Corp.	2,520,200	135,687,568
CVS/Caremark Corp.	1,614,692	55,125,585
Wal-Mart Stores, Inc.	1,276,600	59,936,370

		250,749,523

Food Products—0.7%
Hershey Co. (a)	517,100	28,264,686

Health Care Providers & Services—2.7%
Cardinal Health, Inc.	484,100	35,315,095
Express Scripts, Inc. (b)	294,900	23,804,328
UnitedHealth Group, Inc.	1,002,000	53,075,940

		112,195,363

Household Durables—0.2%
Hunter Douglas NV (EUR)	112,851	9,980,598

Household Products—1.0%
The Procter & Gamble Co.	671,200	42,392,992

Industrial Conglomerates—3.8%
Tyco International, Ltd.	5,068,089	159,898,208

Insurance—14.4%
Ambac Financial Group, Inc. (a)	187,330	16,183,439
American International Group, Inc.	2,576,207	173,172,635
Aon Corp.	807,700	30,660,292
Berkshire Hathaway, Inc. (Class A) (b)	1,058	115,311,420
Berkshire Hathaway, Inc. (Class B) (b)	1,256	4,571,840
Everest Re Group, Ltd.	56,900	5,472,073
Loews Corp.	2,072,100	94,135,503
Markel Corp. (a) (b)	7,550	3,660,466
Millea Holdings, Inc. (JPY)	114,100	4,205,262
Principal Financial Group, Inc.	240,600	14,404,722
Sun Life Financial, Inc.	139,300	6,324,220
The Chubb Corp.	316,800	16,369,056
The Progressive Corp.	3,766,000	82,174,120
Transatlantic Holdings, Inc. (a)	593,256	38,632,831

		605,277,879

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (a) (b)	659,300	26,233,547
Liberty Media Corp.—Interactive (Class A) (b)	595,950	14,195,529

		40,429,076

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—0.3%
Expedia, Inc. (a) (b)	220,899	$5,120,439
IAC/InterActiveCorp (a) (b)	220,899	8,330,101

		13,450,540

Media—6.1%
Comcast Corp. (Special Class A) (b)	3,893,932	99,178,448
Gannett Co., Inc. (a)	152,500	8,584,225
Lagardere S.C.A. (EUR) (a)	401,577	31,005,562
Liberty Media Corp.—Capital (Series A) (b)	119,190	13,181,222
News Corp. (Class A)	3,131,400	72,397,968
Virgin Media, Inc. (a)	724,057	18,282,439
WPP Group, Plc. (ADR) (a)	166,200	12,629,538

		255,259,402

Metals & Mining—0.4%
BHP Billiton, Plc. (GBP)	438,822	9,810,194
Rio Tinto, Plc. (GBP)	155,400	8,859,326

		18,669,520

Multiline Retail—0.5%
Sears Holdings Corp. (b)	117,740	21,212,038

Oil, Gas & Consumable Fuels—11.2%
Canadian Natural Resources, Ltd.	887,600	48,986,644
ConocoPhillips	2,482,808	169,699,927
Devon Energy Corp.	1,388,616	96,119,999
EOG Resources, Inc.	1,099,000	78,402,660
Occidental Petroleum Corp.	1,302,000	64,201,620
The China Coal Energy Co. (H Shares) (HKD) (b) (c)	14,156,900	15,067,014

		472,477,864

Personal Products—0.5%
Avon Products, Inc.	515,800	19,218,708

Real Estate Investment Trusts—1.6%
General Growth Properties, Inc.	1,024,578	66,157,001

Road & Rail—0.3%
Kuehne & Nagel International AG (CHF)	177,555	14,642,954

Software—2.0%
Microsoft Corp.	3,028,300	84,398,721

Specialty Retail—1.3%
Bed Bath & Beyond, Inc. (a) (b)	641,000	25,748,970
Carmax, Inc. (a) (b)	439,200	10,777,968
Lowe’s Cos., Inc.	630,600	19,857,594

		56,384,532

Tobacco—4.9%
Altria Group, Inc.	2,352,900	206,608,149

Security Description	Shares	Value

Transportation Infrastructure—0.9%
China Merchants Holdings International Co., Ltd. (HKD) (a) (c)	6,593,273	$27,898,898
Cosco Pacific, Ltd. (HKD) (a)	4,487,900	11,133,680

		39,032,578

Wireless Telecommunication Services—1.4%
SK Telecom Co., Ltd. (ADR)	780,600	18,281,652
Sprint Nextel Corp.	2,233,500	42,347,160

		60,628,812

Total Common Stock (Identified Cost $2,923,795,311)		4,127,762,550

Short Term Investments—2.4%
Security Description	Face Amount	Value

Commercial Paper—2.4%
Clipper Receivables Corp. 5.400%, 04/02/07	$40,619,000	40,612,907
Keel Capital, Inc. 5.290%, 04/13/07	15,000,000	14,973,550
San Paolo U.S. Financial, Inc. 5.320%, 04/02/07	45,829,000	45,822,228

Total Short Term Investments (Identified Cost $101,408,685)		101,408,685

Total Investments—100.4% (Identified Cost $3,025,203,996) (d)		4,229,171,235
Liabilities in excess of other assets		(14,787,679)

Total Net Assets—100%		$4,214,383,556

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $141,957,985 and the collateral received consisted of cash in the amount of $143,519,222.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $3,025,203,996 and the composition of unrealized appreciation and depreciation of investment securities was $1,232,295,616 and $(28,328,377), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—93.3% of Total Net Assets

Security Description	Shares	Value

Australia—2.6%
Aristocrat Leisure, Ltd. (a)	116,000	$1,539,834
BHP Billiton, Ltd. (ADR) (a)	52,600	2,548,470
Computershare, Ltd. (a)	364,900	3,203,896
CSL, Ltd.	84,700	5,648,180
Downer EDI, Ltd. (a)	417,000	2,302,366
National Australia Bank, Ltd. (a)	119,100	3,896,271
Woolworths, Ltd.	25,800	566,726

		19,705,743

Belgium—0.0%
KBC Bancassurance Holding NV	1,100	137,212

Brazil—0.3%
Banco Nossa Caixa S.A. (b)	85,800	1,221,785
Medial Saude S.A.	89,000	1,117,363
Unibanco-Uniao de Banco Brasileiros S.A. (GDR)	800	69,968

		2,409,116

Canada—0.5%
ACE Aviation Holdings, Inc. (b)	400	10,568
Canadian Natural Resources, Ltd.	26,100	1,443,209
Canadian Natural Resources, Ltd. (USD)	1,700	93,823
EnCana Corp.	23,000	1,165,062
First Quantum Minerals, Ltd.	8,200	546,951
Talisman Energy, Inc.	21,600	379,296

		3,638,909

Cayman Islands—0.4%
GlobalSantaFe Corp.	14,600	900,528
Lee & Man Paper Manufacturing, Ltd.	104,000	246,979
Semiconductor Manufacturing International Corp.	7,378,000	1,008,528
Transocean, Inc. (b)	15,500	1,266,350

		3,422,385

Finland—1.6%
Fortum Oyj (a)	20,600	603,219
Neste Oil Oyj (a)	101,400	3,506,016
Nokia Corp. (ADR) (a)	345,004	7,907,492

		12,016,727

France—8.7%
Air Liquide/Prime de Fidelite	11,440	2,792,225
Air Liquide S.A.	2,420	590,663
Alcatel-Lucent (ADR)	375,000	4,432,500
AXA S.A. (a)	327,077	13,960,099
AXA S.A. (ADR) (a)	38,100	1,623,060
BNP Paribas S.A. (a)	31,900	3,342,739
Carrefour S.A. (a)	2,200	161,386
CNP Assurances S.A.	13,800	1,611,105
Compagnie Generale de Geophysique S.A.	23,800	991,270
Gaz de France (a)	87,600	4,077,821
Lagardere S.C.A. (a)	24,400	1,883,912

Security Description	Shares	Value

France—(Continued)
Neuf Cegetel	56,400	$2,116,148
Nexity	1,200	102,702
Orpea (b)	29,046	2,838,655
Pernod-Ricard S.A. (a)	5,039	1,024,482
Peugoet S.A. (a)	3,300	233,128
Remy Cointreau S.A.	21,300	1,440,427
Renault S.A. (a)	5,000	586,254
Societe Television Francaise 1 S.A. (a)	64,300	2,158,637
Société Générale (a)	16,754	2,904,193
Sodexho Alliance S.A.	13,300	976,274
Total S.A. (a)	52,100	3,644,675
Total S.A. (ADR)	51,400	3,586,692
Unibail S.A. (REIT)	8,200	2,493,218
Vinci S.A. (a)	29,718	4,619,962
Vivendi Universal S.A. (a)	69,200	2,818,648

		67,010,875

Germany—15.2%
Aareal Bank AG	51,153	2,472,458
Allianz AG (a)	71,029	14,568,332
Bayer AG (a)	44,600	2,858,495
Bayer AG (ADR) (a)	73,500	4,701,795
Beiersdorf AG (a)	7,400	505,608
Bilfinger & Berger Bau AG	29,700	2,709,082
Commerzbank AG	69,800	3,085,822
DAB Bank AG (a)	147,910	1,762,377
Deutche Postbank AG	30,300	2,640,525
Duetz AG (a)	48,000	724,126
E.ON AG (a)	21,400	2,915,199
E.ON AG (ADR)	100,700	4,547,612
Heidelberger Druckmaschinen AG	49,800	2,278,526
Henkel KGaA	5,599	751,803
Hochtief AG	110,943	11,252,042
Hypo Real Estate Holding AG (a)	95,008	6,052,649
Interhyp AG	3,200	393,142
IWKA Group AG (a)	70,600	2,224,555
KarstadtQuele AG (a)	133,400	4,925,844
Linde AG	17,714	1,906,904
MAN AG	17,700	2,062,284
MLP AG (a)	89,800	2,256,123
MTU Aero Engines Holding AG (b)	57,200	3,429,002
Münchener Rückversicherungs-Gesellschaft AG	46,900	7,947,589
Patrizia Immo AG (a)	55,100	1,232,452
Pfleiderer AG (a) (b)	46,700	1,357,993
Q-Cells AG (a) (b)	28,100	1,797,915
RWE AG	27,481	2,906,884
SAP AG (ADR) (a)	16,900	754,585
SGL Carbon AG (a)	178,800	5,869,232
Siemens AG	30,400	3,256,027
Siemens AG (ADR)	74,700	8,007,840
Wacker Chemie AG (a)	13,800	2,392,500
Wincor Nixdorf AG	2,800	261,460

		116,808,782

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Greece—0.1%
Hellenic Exchanges S.A. Holding	29,100	$667,452

Ireland—0.6%
AgCert International	283,900	327,586
Bank of Ireland	100,800	2,181,719
C & C Group, Plc. (London Traded Shares)	36,625	559,508
C & C Group, Plc.	79,700	1,214,701

		4,283,514

Israel—0.4%
Bank Hapoalim B.M.	344,500	1,644,870
Mizrahi Tefahot Bank, Ltd.	158,000	1,166,950

		2,811,820

Italy—3.1%
Banca Intesa S.p.A.—RNC	398,098	2,983,796
Banca Popolare Italiana Scrl (a)	62,300	975,711
Banche Popolari Unite SCPA (a)	137,900	4,087,612
Banco Popolare di Verona e Novara Scrl (a)	116,800	3,634,973
Buzzi Unicem S.p.A. (a)	26,600	808,460
Buzzi Unicem S.p.A.—RNC	89,100	1,965,937
Eni S.p.A.	58,600	1,904,083
FIAT S.p.A. (a)	110,800	2,806,984
Mediobanca S.p.A. (a)	37,900	845,764
Milano Assicurazioni S.p.A. (a)	54,800	474,365
Pirelli & C Real Estate S.p.A.	29,800	2,260,771
UniCredito Italiano S.p.A. (a)	131,800	1,257,209

		24,005,665

Japan—25.8%
AEON Co., Ltd. (a)	148,000	2,941,678
Aeon Mall Co., Ltd. (a)	78,800	2,299,054
Aoyama Trading Co., Ltd.	78,800	2,498,724
Arealink Co., Ltd.	1,616	1,158,107
Asahi Glass Co., Ltd. (a)	154,000	2,155,229
Bank of Nagoya	259,000	1,559,675
Canon Finetech, Inc.	42,000	804,349
Canon, Inc.	81,100	4,360,872
Chubu Electric Power Co., Inc. (a)	16,900	579,680
Credit Saison Co., Ltd. (a)	125,800	4,147,973
Daiwa House Industry Co., Ltd.	107,000	1,746,224
Daiwa Securities Group, Inc.	644,000	7,718,174
DCM Japan Holdings Co., Ltd. (a)	151,420	1,363,217
East Japan Railway Co.	411	3,194,015
Fujitsu, Ltd. (a)	357,000	2,366,854
Hokugin Financial Group, Inc. (a)	285,900	981,053
Honda Motor Co., Ltd.	49,500	1,731,299
Inpex Holdings, Inc.	181	1,564,335
Isetan Co., Ltd. (a)	84,400	1,465,641
JSR Corp. (a)	44,600	1,024,132
Juroku Bank	388,000	2,193,866
Kansai Paint Co. (a)	124,000	1,059,994
KDDI Corp.	113	900,251
Konica Minolta Holdings, Inc. (a)	84,500	1,107,164
Kubota Corp. (a)	57,000	494,067

Security Description	Shares	Value

Japan—(Continued)
Marui Co., Ltd. (a)	227,000	$2,774,377
Matsui Securities Co., Ltd. (a)	7,200	62,446
Millea Holdings, Inc.	49,500	1,824,369
MISUMI Group, Inc.	79,100	1,417,444
Mitsubishi Estate Co., Ltd.	219,000	7,196,836
Mitsui & Co., Ltd. (a)	417,000	7,704,474
Mitsui Fudosan Co., Ltd.	173,000	5,043,051
Mizuho Financial Group, Inc.	272	1,744,571
Murata Manufacturing Co., Ltd. (a)	86,100	6,255,229
Namco Bandai Holdings, Inc.	58,300	907,761
Nidec Corp. (a)	47,500	3,052,550
Nintendo Co., Ltd.	300	87,218
Nippon Chemi-Con Corp.	211,000	1,857,261
Nippon Electronic, Inc. (a)	264,300	4,600,829
Nitto Denko Corp. (a)	1,500	70,438
Nomura Holdings, Inc.	390,200	8,108,736
Nomura Holdings, Inc. (ADR) (a)	183,300	3,799,809
NSK, Ltd.	258,000	2,449,055
NTT DoCoMo, Inc. (a)	1,445	2,664,277
NTT Urban Development Corp. (a)	1,195	2,777,392
Okamura Corp. (a)	169,000	1,857,165
OMC Card, Inc. (a)	312,400	2,589,063
Omron Corp.	152,800	4,114,215
ORIX Corp. (a)	33,680	8,779,337
SBI E*Trade Securities Co., Ltd.	554	705,038
Sekisui House, Ltd.	195,000	3,037,849
Seven & I Holdings Co., Ltd. (a)	45,300	1,375,455
SFCG Co., Ltd. (a)	18,040	3,223,653
Sompo Japan Insurance, Inc.	398,000	4,966,233
Sony Corp.	100	5,064
Sony Corp. (ADR)	99,300	5,013,657
Sumco Corp.	2,000	82,589
Sumitomo Corp.	370,900	6,605,335
Sumitomo Electric Industries, Ltd. (a)	278,000	4,209,654
Sumitomo Metal Industries, Ltd. (a)	480,000	2,458,298
Sumitomo Mitsui Financial Group, Inc. (a)	165	1,500,480
Sumitomo Osaka Cement Co., Ltd. (a)	686,000	2,064,198
T&D Holdings, Inc. (a)	27,400	1,884,798
The Bank of Fukuoka, Ltd. (a)	245,000	1,972,462
The Chiba Bank, Ltd. (a)	161,000	1,412,513
The Daiei, Inc. (a)	59,600	860,004
Tokai Carbon Co. (a)	458,000	3,746,060
Tokuyama Corp. (a)	77,000	1,334,408
Tokyo Electron, Ltd. (a)	1,000	70,002
Tokyo Star Bank, Ltd.	4	12,645
Tokyo Tomin Bank (a)	77,500	2,957,916
Toyota Industries Corp.	7,400	348,889
Toyota Motor Corp. (a)	134,600	8,640,578
Toyota Motor Corp. (ADR)	27,400	3,511,584
Yamada Denki Co., Ltd.	11,800	1,099,818
Yamaguchi Financial Group, Inc.	151,000	2,037,067

		198,289,777

Luxembourg—0.1%
SES Global (FDR)	25,837	495,781

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Malaysia—0.7%
Gamuda BHD.	1,073,200	$2,484,877
IJM Corp. BHD	469,800	1,174,223
Public Bank BHD	439,300	1,124,223
Resorts World BHD	192,400	956,995

		5,740,318

Mexico—0.2%
Fomento Economico Mexicano S.A. de C.V. (ADR)	11,300	1,247,407

Netherlands—4.0%
ABN AMRO Holdings NV	55,500	2,392,558
Arcelor Mittal (NY Regular Shares) (a)	57,900	3,062,331
ASM International NV (a)	44,900	994,984
ASML Holding NV (b)	41,600	1,031,268
Heineken NV	110,900	5,814,140
ING Groep NV (ADR)	9,400	397,902
Koninklijke Philips Electronics NV (ADR) (a)	200,100	7,623,810
Reed Elsevier NV (ADR)	97,600	3,464,800
Rodamco Europe NV	9,900	1,379,747
Telegraaf Media Groep NV (a)	18,900	650,499
Unilever NV	96,300	2,812,833
Unilever NV (NY Shares)	42,900	1,253,538

		30,878,410

Netherlands Antilles—0.0%
Schlumberger, Ltd.	4,600	317,860

Norway—1.6%
Aker Kvaerner ASA	150,000	3,380,824
DnB NOR ASA (a)	52,000	731,959
Hafslund ASA	56,600	1,300,412
Odfjell ASA	47,150	769,910
Petroleum Geo-Services ASA (a)	56,750	1,475,990
Renewable Energy Corp. ASA (a)	92,600	2,067,230
Statoil ASA (a)	88,600	2,401,248
Statoil ASA (ADR) (a)	5,700	154,356

		12,281,929

Singapore—1.2%
ASE Test, Ltd. (a) (b)	175,100	1,992,638
CapitaCommercial Trust	636,000	1,156,222
CapitaLand, Ltd.	287,000	1,512,633
City Developments, Ltd.	259,000	2,491,358
STATS ChipPAC, Ltd. (ADR) (a) (b)	173,400	2,084,268

		9,237,119

South Africa—0.7%
ABSA Group, Ltd.	58,800	1,123,465
African Rainbow Minerals, Ltd.	43,500	610,639
Barloworld, Ltd.	89,000	2,204,863
Massmart Holdings, Ltd.	31,845	368,182
Nedbank Group, Ltd.	76,000	1,467,861

		5,775,010

Security Description	Shares	Value

South Korea—0.5%
Kookmin Bank	31,290	$2,818,174
LG Electronics, Inc.	12,390	844,407

		3,662,581

Spain—2.3%
Banco Bilbao Vizcaya Argentaria S.A. (a)	75,100	1,843,705
Banco Santander Central Hispano S.A. (a)	118,600	2,116,724
Banco Santander Central Hispano S.A. (ADR)	96,400	1,718,812
Bolsas y Mercados Espanoles (a)	36,500	1,794,391
Grupo Ferrovial S.A.	23,300	2,364,319
Inditex S.A.	63,000	3,928,900
Telefonica S.A. (ADR)	54,900	3,645,360

		17,412,211

Sweden—2.0%
Atlas Copco AB (Series B)	107,100	3,422,406
Hennes & Mauritz AB (Series B)	32,850	1,894,087
Scania AB (Series B)	33,500	2,633,471
Telefonakitebolaget LM Ericsson (ADR)	203,400	7,544,106

		15,494,070

Switzerland—10.1%
ABB, Ltd.	207,348	3,567,058
Baloise Holdings AG	11,357	1,186,859
Converium Holdings A.G. (a)	106,068	1,865,762
Credit Suisse Group (a)	9,689	698,000
Credit Suisse Group (ADR)	70,142	5,038,300
Julius Baer Holding AG	21,672	2,969,315
Nestle S.A.	25,559	9,957,785
Nestle S.A. (ADR)	77,900	7,571,880
Novartis AG	89,023	5,039,291
Novartis AG (ADR)	20,500	1,119,915
Roche Holding AG	90,589	16,082,101
SGS S.A.	4,767	5,709,166
Swiss Life Holding	7,608	1,917,149
Swiss Reinsurance Co. (a)	8,448	771,507
Syngenta AG (ADR)	1,800	68,490
UBS AG (a)	28,087	1,676,427
UBS AG (USD)	51,100	3,036,873
Zurich Financial Services AG	31,210	9,045,887

		77,321,765

Taiwan—1.5%
Advanced Semicondtuctor, Inc.	1,266,149	1,504,496
ProMOS Technologies, Inc.	2,603,000	1,006,098
Siliconware Precision Industries Co.	601,000	1,119,863
Siliconware Precision Industries Co. (ADR) (a)	292,600	2,870,406
Taiwan Mobile Co., Ltd.	377,000	403,808
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	1,582,776
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	152,900	1,643,675
Wistron Corp.	810,000	1,227,112

		11,358,234

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Turkey—0.1%
Tupras Turkiye Petrol Rafine	24,000	$533,947

United Kingdom—8.3%
AstraZeneca, Plc.	52,100	2,799,926
Babcock International Group	212,900	1,673,157
BHP Billiton, Plc.	38,500	860,696
BP, Plc. (ADR)	34,600	2,240,350
Burberry Group, Plc.	84,800	1,092,772
Cookson Group, Plc.	153,500	1,880,824
Dawnay Day Treveria, Plc. (b)	1,113,400	2,097,077
GlaxoSmithKline, Plc. (a)	79,700	4,404,222
HBOS, Plc.	195,300	4,032,615
Intertek Group, Plc.	68,400	1,222,078
NETeller, Plc. (a) (b)	160,700	417,556
Next, Plc.	47,100	2,088,509
Old Mutual, Plc.	511,700	1,656,275
Rentokil Initial, Plc.	857,500	2,756,012
Rolls-Royce Group, Plc.	525,679	5,121,636
Royal Dutch Shell, Plc. (ADR) (A Shares)	93,400	6,192,420
Serco Group, Plc.	399,300	3,618,831
Tesco, Plc.	110,344	965,910
Unilever, Plc. (ADR) (a)	163,220	4,908,025
Vendeta Resources, Plc.	14,700	385,957
Vodafone Group, Plc. (ADR)	490,200	13,166,772

		63,581,620

United States—0.7%
Affiliated Computer Services, Inc. (b)	22,000	1,295,360
Microsoft Corp.	33,000	919,710
Synthes, Inc. (CHF) (b)	8,517	1,054,808
Wyeth	42,900	2,146,287

		5,416,165

Total Common Stock (Identified Cost $601,404,786)		715,962,404

Preferred Stock—0.3%

Germany—0.3%
Fresenius Medical Care AG	25,800	2,054,187

United Kingdom—0.0%
Rolls-Royce Group, Plc.	31,120,196	62,790

Total Preferred Stock (Identified Cost $842,366)		2,116,977

Units — 0.0%

Canada—0.0%
Aeroplan Income Fund	71	1,198
Jazz Air Income Fund	88	622

Total Units (Identified Cost $1,482)		1,820

Short Term Investments—5.9%
Security Description	Face Amount	Value

United States—5.9%
State Street Repurchase Agreement dated 03/30/2007 at 1.700% to be repurchased at $45,255410 on 04/02/07, collateralized by $33,485,000 U.S. Treasury Bond 8.75% due 08/15/20 with a value of $46,609,647.	$45,249,000	$45,249,000

Total Short Term Investments (Identified Cost $45,249,000)		45,249,000

Total Investments—99.5% (Identified Cost $647,497,634) (c)		763,330,201
Other assets less liabilities		3,963,455

Total Net Assets—100%		$767,293,656

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $123,071,953 and the collateral received consisted of cash in the amount of $129,459,261 and securities with a market value of $48,292.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $647,497,634 and the composition of unrealized appreciation and depreciation of investment securities was $128,684,197 and $(12,851,630), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(FDR)—	Fudiciary Depository Receipt
(GDR)—	Global Depository Receipt.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CHF)—	Swiss Franc
(USD)—	U.S. Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.4%
BE Aerospace, Inc.	162,500	$5,151,250
Precision Castparts Corp.	134,200	13,963,510

		19,114,760

Airlines—3.0%
AMR Corp. (a)	260,000	7,917,000
US Airways Group, Inc. (a)	196,300	8,927,724

		16,844,724

Beverages—2.4%
Molson Coors Brewing Co.	144,500	13,672,590

Biotechnology—8.9%
Amgen, Inc. (a)	104,800	5,856,224
Amylin Pharmaceuticals, Inc. (a) (b)	266,400	9,952,704
Biogen Idec, Inc. (a)	291,500	12,936,770
Celgene Corp. (a)	99,900	5,240,754
Genentech, Inc. (a)	108,000	8,868,960
Gilead Sciences, Inc. (a)	94,100	7,198,650

		50,054,062

Capital Markets—4.0%
Merrill Lynch & Co., Inc.	38,300	3,127,961
Morgan Stanley	30,900	2,433,684
The Goldman Sachs Group, Inc.	82,700	17,088,301

		22,649,946

Commercial Banks—1.3%
PNC Financial Services Group, Inc.	105,400	7,585,638

Commercial Services & Supplies—0.7%
Cenveo, Inc. (b)	65,871	1,600,665
TeleTech Holdings, Inc. (b)	61,000	2,238,090

		3,838,755

Communications Equipment—2.4%
Cisco Systems, Inc. (a)	318,400	8,128,752
Corning, Inc. (a)	243,500	5,537,190

		13,665,942

Computers & Peripherals—12.2%
Apple, Inc. (a)	263,200	24,453,912
Brocade Communications Systems, Inc. (a)	1,239,700	11,801,944
Hewlett-Packard Co.	371,784	14,923,410
Seagate Technology (a)	268,500	6,256,050
Sun Microsystems, Inc. (a)	450,100	2,705,101
Western Digital Corp. (a)	509,083	8,557,685

		68,698,102

Diversified Financial Services—1.5%
Chicago Mercantile Exchange Holdings, Inc.	15,800	8,412,868

Security Description	Shares	Value

Electrical Equipment—3.2%
Belden CDT, Inc. (b)	92,500	$4,957,075
Energy Conversion Devices, Inc. (b)	377,700	13,196,838

		18,153,913

Energy Equipment & Services—2.3%
National Oilwell Varco, Inc. (a)	166,200	12,928,698

Food & Staples Retailing—1.7%
CVS/Caremark Corp.	71,800	2,451,252
The Kroger Co. (a)	50,200	1,418,150
Wal-Mart Stores, Inc.	118,300	5,554,185

		9,423,587

Food Products—1.1%
Archer-Daniels-Midland Co.	65,800	2,414,860
Corn Products International, Inc.	79,100	2,815,169
Kellogg Co.	24,500	1,260,035

		6,490,064

Health Care Equipment & Supplies—0.5%
Hologic, Inc. (a)	52,100	3,003,044

Health Care Providers & Services—1.1%
UnitedHealth Group, Inc.	116,500	6,171,005

Hotels, Restaurants & Leisure—1.2%
Las Vegas Sands Corp. (a)	76,300	6,608,343

Household Durables—5.9%
D.R. Horton, Inc.	308,300	6,782,600
KB Home (b)	257,100	10,970,457
Lennar Corp. (Class A)	211,200	8,914,752
The Ryland Group, Inc. (b)	159,500	6,729,305

		33,397,114

Household Products—0.4%
The Procter & Gamble Co.	36,200	2,286,392

Independent Power Producers & Energy Traders—0.9%
The AES Corp. (a)	236,800	5,095,936

Insurance—1.6%
HCC Insurance Holdings, Inc.	184,818	5,692,394
The Chubb Corp.	63,800	3,296,546

		8,988,940

Internet Software & Services—0.7%
Google, Inc. (Class A) (a)	8,100	3,711,096

IT Services—0.9%
Cognizant Technology Solutions Corp. (Class A) (a)	56,200	4,960,774

Life Sciences Tools & Services—3.1%
Pharmaceutical Product Development, Inc.	206,317	6,950,820
Thermo Fisher Scientific, Inc. (a)	223,600	10,453,300

		17,404,120

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

FI Large Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—4.0%
Joy Global, Inc.	161,009	$6,907,286
Terex Corp. (a)	65,215	4,679,829
The Manitowoc Co., Inc.	169,300	10,755,629

		22,342,744

Media—0.6%
News Corp. (Class A)	149,500	3,456,440

Metals & Mining—4.9%
Allegheny Technologies, Inc.	181,058	19,317,078
RTI International Metals, Inc.	38,800	3,531,188
Titanium Metals Corp. (b)	137,064	4,917,856

		27,766,122

Multi-Utilities—0.5%
Public Service Enterprise Group, Inc.	32,600	2,707,104

Multiline Retail—3.2%
J.C. Penney Co., Inc.	112,900	9,275,864
Nordstrom, Inc.	168,400	8,915,096

		18,190,960

Oil, Gas & Consumable Fuels—2.2%
Exxon Mobil Corp.	66,000	4,979,700
Pioneer Natural Resources Co.	65,600	2,828,016
Southwestern Energy Co. (a)	61,100	2,503,878
Tesoro Corp.	23,200	2,329,976

		12,641,570

Pharmaceuticals—2.0%
Johnson & Johnson	93,500	5,634,310
Merck & Co., Inc.	122,700	5,419,659

		11,053,969

Semiconductors & Semiconductor Equipment—8.8%
Applied Materials, Inc.	594,500	10,891,240
Cymer, Inc. (a)	267,774	11,126,010
Intersil Corp. (Class A)	80,900	2,143,041
LSI Logic Corp. (a)(b)	792,100	8,269,524
MEMC Electronic Materials, Inc. (a)	287,000	17,386,460

		49,816,275

Software—2.7%
Microsoft Corp.	309,600	8,628,552
Oracle Corp. (a)	380,300	6,894,839

		15,523,391

Specialty Retail—1.5%
Guess?, Inc. (a)	30,000	1,214,700
OfficeMax, Inc.	48,700	2,568,438
The Men’s Wearhouse, Inc. (a)	95,100	4,474,455

		8,257,593

Textiles, Apparel & Luxury Goods—0.8%
Nike, Inc. (Class B)	43,200	4,590,432

Security Description	Shares	Value

Tobacco—2.8%
Altria Group, Inc.	112,200	$9,852,282
Loews Corp.	80,000	6,048,800

		15,901,082

Wireless Telecommunication Services—1.3%
NII Holdings, Inc. (a)	98,700	7,321,566

Total Common Stock (Identified Cost $572,225,084)		562,729,661

Short Term Investments—0.3%
Security Description	Face Amount	Value

Repurchase Agreement—0.3%
State Street Repurchase Agreement dated 03/30/2007 at 2.55% to be repurchased at $1,653,351 on 04/02/07, collateralized by $1,480,000 U.S. Treasury Bond 6.00% due 02/15/26 with a value of $1,687,342.	$1,653,000	1,653,000

Total Short Term Investments (Identified Cost $1,653,000)		1,653,000

Total Investments—100.0% (Identified Cost $573,878,084) (c)		564,382,661
Liabilities in excess of other assets		(174,107)

Total Net Assets—100%		$564,208,554

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $59,680,035 and the collateral received consisted of cash in the amount of $60,970,234.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $573,878,084 and the composition of unrealized appreciation and depreciation of investment securities was $25,696,497 and $(35,191,920), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—96.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Argon, Inc. (a) (b)	232,380	$6,148,775

Airlines—3.1%
AirAsia Berhad (MYR)	15,972,600	8,175,758
US Airways Group, Inc. (a) (b)	591,700	26,910,516

		35,086,274

Beverages—4.1%
Coca Cola Hellenic Bottling Co. S.A. (ADR) (a)	274,500	11,537,235
Cott Corp. (a)	6,700	89,646
Cott Corp. (CAD)	658,300	8,747,642
Molson Coors Brewing Co.	280,665	26,556,522

		46,931,045

Biotechnology—0.5%
Neurocrine Biosciences, Inc. (a) (b)	503,728	6,296,600

Capital Markets—5.6%
Ashmore Group, Plc. (GBP)	3,014,006	17,225,442
Greenhill & Co., Inc. (a)	161,500	9,914,485
Jefferies Group, Inc. (a)	182,000	5,268,900
Julius Baer Holding AG (CHF)	94,289	12,918,683
Lazard, Ltd.	312,600	15,686,268
Thomas Weisel Partners Group, Inc. (a)	171,500	3,261,930

		64,275,708

Commercial Banks—0.8%
East West Bancorp, Inc.	246,600	9,067,482

Commercial Services & Supplies—2.7%
FTI Consulting, Inc. (a)	134,610	4,521,550
Global Cash Access, Inc. (a) (b)	796,400	13,291,916
Knoll, Inc.	549,000	13,082,670

		30,896,136

Communications Equipment—5.0%
Finisar Corp.	34,100	119,350
Harris Corp. (a)	239,800	12,217,810
Juniper Networks, Inc. (a) (b)	2,282,785	44,925,209

		57,262,369

Computers & Peripherals—5.6%
SanDisk Corp. (a) (b)	825,700	36,165,660
Sun Microsystems, Inc. (a) (b)	4,613,700	27,728,337

		63,893,997

Construction & Engineering—1.9%
Quanta Services, Inc. (a) (b)	843,200	21,265,504

Diversified Consumer Services—6.1%
DeVry, Inc. (a) (b)	969,500	28,454,825
Service Corp. International (a)	670,200	7,948,572
Weight Watchers International, Inc. (a)	724,800	33,406,032

		69,809,429

Security Description	Shares	Value

Diversified Telecommunication Services—9.5%
AT&T, Inc.	1,807,608	$71,273,984
Level 3 Communications, Inc. (a)	2,736,484	16,692,552
Philippine Long Distance Telephone Co. (ADR) (a) (b)	112,800	5,955,840
Time Warner Telecom, Inc. (Class A) (a)	683,607	14,198,517

		108,120,893

Electrical Equipment—1.1%
ABB, Ltd. (ADR)	699,400	12,015,692

Electronic Equipment & Instruments—4.6%
Agilent Technologies, Inc. (b)	1,545,668	52,073,555

Energy Equipment & Services—1.2%
SEACOR Holdings, Inc. (a) (b)	134,400	13,224,960

Food & Staples Retailing—1.5%
Safeway, Inc. (b)	466,410	17,089,262

Health Care Equipment & Supplies—1.2%
Advanced Medical Optics, Inc. (a) (b)	369,000	13,726,800

Health Care Providers & Services—0.3%
Express Scripts, Inc. (b)	37,382	3,017,475

Hotels, Restaurants & Leisure—2.6%
Bally Technologies, Inc. (a) (b)	410,000	9,667,800
International Game Technology	306,900	12,392,622
Shuffle Master, Inc. (a) (b)	448,431	8,183,866

		30,244,288

Household Durables—6.4%
Harman International Industries, Inc. (a)	617,595	59,338,528
Nintendo Co., Ltd. (JPY)	45,500	13,227,994

		72,566,522

Internet Software & Services—0.8%
Arbinet-thexchange, Inc. (a)	181,942	1,149,873
Openwave Systems, Inc. (a) (b)	917,503	7,477,650

		8,627,523

IT Services—4.4%
First Data Corp.	673,400	18,114,460
MoneyGram International, Inc. (a)	347,050	9,634,108
The Western Union Co.	1,004,700	22,053,165

		49,801,733

Machinery—3.9%
Deere & Co.	129,958	14,118,637
Flowserve Corp.	535,802	30,642,517

		44,761,154

Media—2.0%
The Walt Disney Co.	652,430	22,463,165

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Multiline Retail—1.5%
Sears Holdings Corp. (a) (b)	94,200	$16,971,072

Oil, Gas & Consumable Fuels—1.8%
EOG Resources, Inc.	39,600	2,825,064
EXCO Resources, Inc. (a) (b)	646,300	10,715,654
Goodrich Petroleum Corp. (a) (b)	199,412	6,706,226

		20,246,944

Road & Rail—3.0%
Hertz Global Holdings, Inc.	1,455,700	34,500,090

Semiconductors & Semiconductor Equipment—4.5%
Advanced Micro Devices, Inc. (a) (b)	751,329	9,812,357
Applied Micro Circuits Corp. (b)	117,300	428,145
Broadcom Corp. (Class A) (b)	593,633	19,037,810
Marvell Technology Group, Ltd. (b)	1,113,900	18,724,659
PMC-Sierra, Inc. (a) (b)	421,313	2,953,404

		50,956,375

Software—6.4%
Electronic Arts, Inc. (b)	682,300	34,360,628
NAVTEQ Corp. (a) (b)	1,115,538	38,486,061

		72,846,689

Specialty Retail—0.8%
GameStop Corp. (Class A) (b)	270,534	8,811,292

Textiles, Apparel & Luxury Goods—0.5%
Phillips-Van Heusen Corp.	103,000	6,056,400

Thrifts & Mortgage Finance—0.1%
MGIC Investment Corp.	29,775	1,754,343

Wireless Telecommunication Services—2.9%
American Tower Corp. (Class A) (b)	862,400	33,590,480

Total Common Stock (Identified Cost $1,011,025,066)		1,104,400,026

Short Term Investments—3.9%
Security Description	Face Amount	Value

Repurchase Agreement—3.9%
State Street Repurchase Agreement dated 03/30/07 at 1.70% to be repurchased at $44,125,250 on 04/02/07, collateralized by $32,650,000 U.S. Treasury Bond 8.75% due 08/15/20 with a value of $45,447,363.	$44,119,000	$44,119,000

Total Short Term Investments (Identified Cost $44,119,000)		44,119,000

Total Investments—100.8% (Identified Cost $1,055,144,066) (c)		1,148,519,026
Liabilities in excess of other assets		(9,045,522)

Total Net Assets—100%		$1,139,473,504

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $199,576,022 and the collateral received consisted of cash in the amount of $197,319,099 and securities with a market value of $7,276,030.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,055,144,066 and the composition of unrealized appreciation and depreciation of investment securities was $136,941,324 and $(43,566,364), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MYR)—	Malaysian Ringgit

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—99.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Raytheon Co.	337,700	$17,715,742

Auto Components—0.6%
Autoliv, Inc.	95,600	5,459,716

Beverages—1.1%
Molson Coors Brewing Co.	113,000	10,692,060

Biotechnology—1.2%
Amgen, Inc. (a)	41,400	2,313,432
Biogen Idec, Inc. (a)	205,197	9,106,643

		11,420,075

Capital Markets—3.5%
Merrill Lynch & Co., Inc.	189,351	15,464,296
Morgan Stanley	233,700	18,406,212

		33,870,508

Chemicals—0.6%
Ashland, Inc.	91,900	6,028,640

Commercial Banks—2.4%
PNC Financial Services Group, Inc.	167,600	12,062,172
SunTrust Banks, Inc.	125,000	10,380,000

		22,442,172

Commercial Services & Supplies—0.8%
Waste Management, Inc.	209,400	7,205,454

Communications Equipment—0.8%
Motorola, Inc.	438,800	7,753,596

Computers & Peripherals—2.3%
Hewlett-Packard Co.	540,100	21,679,614

Construction & Engineering—0.6%
Washington Group International, Inc. (a)	91,500	6,077,430

Diversified Financial Services—10.4%
Bank of America Corp.	865,904	44,178,422
Citigroup, Inc.	513,166	26,345,942
JPMorgan Chase & Co.	601,828	29,116,439

		99,640,803

Diversified Telecommunication Services—6.8%
AT&T, Inc.	1,213,000	47,828,590
CenturyTel, Inc.	195,200	8,821,088
Qwest Communications International, Inc. (a) (b)	880,000	7,911,200

		64,560,878

Electric Utilities—2.0%
Edison International	237,600	11,673,288
Northeast Utilities	237,100	7,769,767

		19,443,055

Security Description	Shares	Value

Electronic Equipment & Instruments—0.6%
Ingram Micro, Inc.	294,700	$5,690,657

Energy Equipment & Services—1.2%
Tidewater, Inc.	195,700	11,464,106

Food & Staples Retailing—1.4%
The Kroger Co. (a)	477,700	13,495,025

Food Products—0.6%
General Mills, Inc.	92,400	5,379,528

Health Care Providers & Services—2.3%
Aetna, Inc.	165,900	7,264,761
McKesson Corp. (a)	255,600	14,962,824

		22,227,585

Household Durables—1.0%
KB Home (b)	213,200	9,097,244

Household Products—1.6%
Energizer Holdings, Inc. (a)	31,500	2,687,895
The Procter & Gamble Co.	203,300	12,840,428

		15,528,323

Independent Power Producers & Energy Traders—3.1%
Constellation Energy Group	136,200	11,842,590
NRG Energy, Inc. (a) (b)	127,500	9,185,100
The AES Corp. (a)	378,600	8,147,472

		29,175,162

Industrial Conglomerates—0.7%
General Electric Co.	178,500	6,311,760

Insurance—13.5%
ACE, Ltd.	187,200	10,681,632
Ambac Financial Group, Inc.	108,200	9,347,398
American International Group, Inc.	153,700	10,331,714
Assurant, Inc.	126,500	6,784,195
Fidelity National Financial, Inc.	203,815	4,893,598
Genworth Financial, Inc. (Class A)	416,400	14,549,016
HCC Insurance Holdings, Inc.	237,700	7,321,160
Lincoln National Corp.	87,331	5,920,168
Loews Corp.	201,500	9,154,145
MBIA, Inc.	81,600	5,343,984
Safeco Corp.	128,000	8,503,040
The Chubb Corp.	369,900	19,112,733
The Hartford Financial Services Group, Inc.	97,850	9,352,503
W.R. Berkley Corp.	218,775	7,245,828

		128,541,114

Machinery—2.6%
AGCO Corp. (a) (b)	193,100	7,138,907
Deere & Co.	105,100	11,418,064
Terex Corp. (a)	90,300	6,479,928

		25,036,899

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Media—1.9%
Time Warner, Inc.	938,400	$18,505,248

Metals & Mining—3.5%
Commercial Metals Co.	148,045	4,641,211
Nucor Corp.	164,900	10,739,937
United States Steel Corp.	183,900	18,237,363

		33,618,511

Multi-Utilities—0.7%
CenterPoint Energy, Inc. (b)	361,700	6,488,898

Multiline Retail—2.5%
Federated Department Stores, Inc.	348,700	15,708,935
J.C. Penney Co., Inc.	97,200	7,985,952

		23,694,887

Oil, Gas & Consumable Fuels—12.8%
Chevron Corp.	165,200	12,218,192
Exxon Mobil Corp.	619,490	46,740,521
Marathon Oil Corp.	221,900	21,930,377
Pioneer Natural Resources Co.	150,448	6,485,813
Tesoro Corp. (b)	184,138	18,492,979
Valero Energy Corp.	256,300	16,528,787

		122,396,669

Pharmaceuticals—3.5%
Pfizer, Inc.	1,325,000	33,469,500

Road & Rail—0.6%
YRC Worldwide, Inc. (b)	146,800	5,904,296

Specialty Retail—2.6%
Best Buy Co., Inc.	94,500	4,604,040
OfficeMax, Inc.	194,900	10,279,026
TJX Cos., Inc.	368,032	9,922,143

		24,805,209

Thrifts & Mortgage Finance—4.5%
Countrywide Financial Corp.	341,100	11,474,604
Federal National Mortgage Association	456,100	24,893,938
Hudson City Bancorp, Inc.	455,226	6,227,492

		42,596,034

Tobacco—2.8%
Altria Group, Inc.	304,400	26,729,364

Total Common Stock (Identified Cost $882,090,205)		944,145,762

Short Term Investments—0.8%
Security Description	Face Amount	Value

Repurchase Agreement—0.8%
State Street Corp. Repurchase Agreement dated 03/30/07 at 2.50% to be repurchased at $7,825,630 on 04/02/07, collateralized by $6,095,000 U.S. Treasury Bond 7.875% due 2/15/21 with a value of $7,984,450.	$7,824,000	$7,824,000

Total Short Term Investments (Identified Cost $7,824,000)		7,824,000

Total Investments—99.8% (Identified Cost $889,914,205) (c)		951,969,762
Other assets less liabilities		1,793,297

Total Net Assets—100%		$953,763,059

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $45,026,743 and the collateral received consisted of cash in the amount of $46,356,422.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $889,914,205 and the composition of unrealized appreciation and depreciation of investment securities was $73,266,921 and $(11,211,364), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—95.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Argon, Inc. (a) (b)	70,775	$1,872,707

Airlines—0.5%
JetBlue Airways Corp. (a) (b)	66,800	768,868

Auto Components—1.6%
Drew Industries, Inc. (a) (b)	55,300	1,586,004
Tenneco, Inc.	38,000	967,480

		2,553,484

Biotechnology—2.4%
Angiotech Pharmaceuticals, Inc. (a) (b)	148,500	813,780
Coley Pharmaceutical Group, Inc. (a) (b)	61,200	586,296
Keryx Biopharmaceuticals, Inc. (a) (b)	69,500	731,140
Myriad Genetics, Inc. (a) (b)	45,000	1,550,700
Panacos Pharmaceuticals, Inc. (a) (b)	30,200	139,826

		3,821,742

Capital Markets—2.2%
Ares Capital Corp.	33,238	603,934
Kohlberg Capital Corp. (a)	70,800	1,132,800
optionsXpress Holdings, Inc.	73,400	1,727,836

		3,464,570

Chemicals—2.4%
Cabot Corp.	22,700	1,083,471
FMC Corp. (b)	21,000	1,584,030
Minerals Technologies, Inc. (a)	17,600	1,094,016

		3,761,517

Commercial Banks—3.7%
East West Bancorp, Inc.	35,200	1,294,304
First State Bancorp (a)	20,718	467,191
Signature Bank (a) (b)	35,100	1,142,154
UCBH Holdings, Inc.	64,200	1,195,404
UMB Financial Corp.	11,900	449,344
Whitney Holdings Corp.	42,900	1,311,882

		5,860,279

Commercial Services & Supplies—1.6%
CoStar Group, Inc.	19,800	884,664
Huron Consulting Group, Inc. (a) (b)	11,000	669,240
LECG Corp. (b)	68,300	988,984

		2,542,888

Communications Equipment—3.9%
Arris Group, Inc. (a) (b)	87,400	1,230,592
Ixia (b)	183,100	1,702,830
Netgear, Inc. (a) (b)	1,800	51,354
OpNext, Inc.	40,100	593,079
ViaSat, Inc. (a) (b)	78,900	2,601,333

		6,179,188

Security Description	Shares	Value

Computers & Peripherals—2.0%
Rackable Systems, Inc. (a) (b)	72,600	$1,232,022
Super Micro Computer, Inc. (b)	56,100	504,339
Xyratex, Ltd. (b)	56,900	1,358,203

		3,094,564

Construction Materials—0.6%
Headwaters, Inc. (a) (b)	43,100	941,735

Diversified Consumer Services—1.8%
Jackson Hewitt Tax Service, Inc. (a)	34,500	1,110,210
Strayer Education, Inc.	7,400	925,000
Universal Technical Institute, Inc. (a) (b)	36,300	837,804

		2,873,014

Diversified Financial Services—1.4%
Financial Federal Corp. (a)	27,100	713,272
NewStar Financial, Inc. (b)	88,900	1,489,964

		2,203,236

Electronic Equipment & Instruments—5.1%
FLIR Systems, Inc. (a) (b)	79,100	2,821,497
National Instruments Corp.	52,100	1,366,583
Tektronix, Inc.	54,300	1,529,088
Trimble Navigation, Ltd. (b)	86,900	2,332,396

		8,049,564

Energy Equipment & Services—1.8%
FMC Technologies, Inc. (b)	15,000	1,046,400
Superior Energy Services, Inc. (a) (b)	49,900	1,720,053

		2,766,453

Health Care Equipment & Supplies—1.5%
American Medical Systems Holdings, Inc. (a) (b)	77,600	1,642,792
DexCom, Inc. (a) (b)	98,300	772,638

		2,415,430

Health Care Providers & Services—2.9%
Healthways, Inc. (a)	25,700	1,201,475
Psychiatric Solutions, Inc. (b)	45,400	1,830,074
VCA Antech, Inc. (b)	41,100	1,492,341

		4,523,890

Health Care Technology—2.2%
Allscripts Heathcare Solutions, Inc. (a) (b)	67,300	1,804,313
The TriZetto Group, Inc. (a) (b)	86,100	1,722,861

		3,527,174

Hotels, Restaurants & Leisure—7.5%
BJ’s Restaurants, Inc. (a) (b)	46,700	986,771
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	30,200	1,733,480
Gaylord Entertainment Co.	25,600	1,353,472
Orient-Express Hotels, Ltd. (Class A)	43,800	2,620,116
Panera Bread Co. (a) (b)	36,500	2,155,690

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Penn National Gaming, Inc. (b)	55,900	$2,371,278
Red Lion Hotels Corp. (b)	45,500	566,020

		11,786,827

Insurance—0.7%
National Financial Partners Corp. (a)	23,200	1,088,312

Internet & Catalog Retail—0.3%
Stamps.com, Inc. (a) (b)	27,900	400,923

Internet Software & Services—3.4%
Ariba, Inc. (a) (b)	79,900	751,060
Internap Network Services Corp. (a) (b)	92,088	1,450,386
Marchex, Inc. (a) (b)	107,800	1,651,496
ValueClick, Inc. (a) (b)	56,700	1,481,571

		5,334,513

IT Services—4.2%
BearingPoint, Inc. (a) (b)	163,700	1,253,942
Heartland Payment Systems, Inc. (a)	40,900	966,876
RightNow Technologies, Inc. (a) (b)	94,200	1,542,996
Sapient Corp. (a) (b)	402,200	2,759,092

		6,522,906

Life Sciences Tools & Services—2.9%
Parexel International Corp. (b)	61,800	2,222,946
Varian, Inc. (b)	39,900	2,324,574

		4,547,520

Machinery—2.6%
Flowserve Corp.	26,600	1,521,254
Force Protection, Inc. (b) (c)	76,100	1,181,369
The Manitowoc Co., Inc.	22,400	1,423,072

		4,125,695

Metals & Mining—1.3%
RTI International Metals, Inc.	22,800	2,075,028

Oil, Gas & Consumable Fuels—5.2%
Bill Barrett Corp. (a) (b)	56,900	1,844,129
Denbury Resources, Inc. (a) (b)	57,600	1,715,904
Helix Energy Solutions Group, Inc. (b)	65,000	2,423,850
Mariner Energy, Inc. (b)	111,800	2,138,734

		8,122,617

Pharmaceuticals—3.8%
Adams Respiratory Therapeutics, Inc. (a) (b)	48,000	1,614,240
Adolor Corp. (a) (b)	150,600	1,317,750
Cadence Pharmaceuticals, Inc. (a)	44,394	657,031
Impax Laboratories, Inc. (b)	66,300	677,586
Penwest Pharmaceuticals Co. (a) (b)	66,800	673,344
The Medicines Co. (a) (b)	40,600	1,018,248

		5,958,199

Security Description	Shares	Value

Real Estate Investment Trusts—2.3%
CapitalSource, Inc.	36,800	$924,784
FelCor Lodging Trust, Inc.	59,900	1,555,603
LaSalle Hotel Properties	25,200	1,168,272

		3,648,659

Road & Rail—0.7%
Knight Transportation, Inc. (a)	65,275	1,163,201

Semiconductors & Semiconductor Equipment—10.8%
Atheros Communications, Inc. (a) (b)	72,800	1,742,104
FormFactor, Inc. (b)	32,500	1,454,375
Hittite Microwave Corp. (b)	24,300	976,131
Microsemi Corp.	116,020	2,414,376
Microtune, Inc. (b)	162,900	671,148
Netlogic Microsystems, Inc. (a) (b)	89,000	2,369,180
Power Integrations, Inc. (a) (b)	109,100	2,471,115
Silicon Laboratories, Inc. (b)	62,200	1,861,024
Varian Semiconductor Equipment Associates, Inc. (a) (b)	55,500	2,962,590

		16,922,043

Software—5.0%
Entrust, Inc. (b)	179,300	722,579
MICROS Systems, Inc. (b)	27,500	1,484,725
Nuance Communications, Inc. (a) (b)	104,000	1,592,240
Quest Software, Inc. (a) (b)	132,400	2,154,148
THQ, Inc. (b)	40,450	1,382,985
VA Software Corp. (a) (b)	130,700	526,721

		7,863,398

Specialty Retail—4.4%
Big 5 Sporting Goods Corp.	38,600	1,000,512
Christopher & Banks Corp. (a)	50,700	987,129
Cost Plus, Inc. (a) (b)	44,800	448,000
Guitar Center, Inc. (a) (b)	29,400	1,326,528
J. Crew Group, Inc. (b)	16,700	670,839
Select Comfort Corp. (a) (b)	63,800	1,135,640
Tractor Supply Co. (a) (b)	26,700	1,375,050

		6,943,698

Thrifts & Mortgage Finance—1.3%
BankUnited Financial Corp. (a) (b)	27,500	583,275
Clayton Holdings, Inc. (b)	90,264	1,384,650

		1,967,925

Trading Companies & Distributors—0.4%
Beacon Roofing Supply, Inc. (b)	33,900	548,502

Total Common Stock (Identified Cost $134,613,870)		150,240,269

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Short Term Investments—4.6%

Security Description	Face Amount	Value

Discount Notes—4.6%
Federal Home Loan Bank 4.970%, 04/02/07	$7,195,000	$7,194,001

Total Short Term Investments (Identified Cost $7,194,001)		7,194,001

Total Investments—100.2% (Identified Cost $141,807,871) (d)		157,434,270
Liabilities in excess of other assets		(268,029)

Total Net Assets—100%		$157,166,241

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $31,240,012 and the collateral received consisted of cash in the amount of $31,132,884 and securities with a market value of $949,494.
(b)	Non-Income Producing.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $141,807,871 and the composition of unrealized appreciation and depreciation of investment securities was $23,269,767 and $(7,643,368), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—91.8% of Total Net Assets

Security Description	Shares	Value

Capital Markets—3.6%
Morgan Stanley	967,000	$76,160,920

Chemicals—6.1%
Huntsman Corp. (a)	3,295,500	62,911,095
International Flavours & Fragrances, Inc.	1,379,900	65,158,878

		128,069,973

Computers & Peripherals—3.1%
Dell, Inc. (a)	2,785,700	64,656,097

Electronic Equipment & Instruments—4.2%
CDW Corp.	1,432,000	87,967,760

Health Care Equipment & Supplies—4.1%
Bausch & Lomb, Inc. (b)	1,692,300	86,578,068

Health Care Providers & Services—5.5%
Omnicare, Inc. (b)	1,600,000	63,632,000
Tenet Healthcare Corp. (a) (b)	8,002,600	51,456,718

		115,088,718

Hotels, Restaurants & Leisure—8.8%
McDonald’s Corp.	2,042,000	91,992,100
Yum! Brands, Inc.	1,612,400	93,132,224

		185,124,324

Household Durables—6.0%
Black & Decker Corp. (b)	315,000	25,710,300
D.R. Horton, Inc. (b)	2,835,600	62,383,200
Lennar Corp. (Class A)	915,800	38,655,918

		126,749,418

Industrial Conglomerates—3.0%
Tyco International, Ltd.	2,000,000	63,100,000

Insurance—2.8%
Conseco, Inc. (a) (b)	3,339,000	57,764,700

Life Sciences Tools & Services—2.7%
MDS, Inc.	1,194,200	22,594,264
PerkinElmer, Inc.	1,398,100	33,861,982

		56,456,246

Media—8.4%
Cablevision Systems Corp. (Class A) (a)	2,059,400	62,667,542
E.W. Scripps Co. (Class A) (b)	1,000,000	44,680,000
Time Warner, Inc.	3,455,200	68,136,544

		175,484,086

Pharmaceuticals—1.1%
Alpharma, Inc. (b)	1,000,000	24,080,000

Semiconductors & Semiconductor Equipment—15.9%
Intel Corp.	6,100,000	116,693,000
International Rectifier Corp. (a)	1,500,000	57,315,000

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Micron Technology, Inc. (a)	2,327,546	$28,116,756
National Semiconductor Corp.	5,400,000	130,356,000

		332,480,756

Textiles, Apparel & Luxury Goods—9.5%
Liz Claiborne, Inc.	2,305,400	98,786,390
Timberland Co. (Class A) (b)	3,900,000	101,517,000

		200,303,390

Thrifts & Mortgage Finance—4.0%
Sovereign Bancorp, Inc. (b)	2,500,000	63,600,000
Washington Mutual, Inc. (b)	500,000	20,190,000

		83,790,000

Wireless Telecommunication Services—3.0%
Sprint Nextel Corp.	3,288,300	62,346,168

Total Common Stock (Identified Cost $1,750,381,159)		1,926,200,624

Short Term Investments—8.3%
Security Description	Face Amount	Value

Repurchase Agreement—8.3%
State Street Repurchase Agreement dated 03/30/07 at 2.50% to be repurchased at $173,916,225 on 04/02/07, collateralized by $30,295,000 U.S. Treasury Bond 8.00% due 11/15/21 with a value of $41,087,594; and by $96,490,000 U.S. Treasury Bond 7.125% due 02/15/23 with a value of $120,871,286; and by $14,625,000 U.S. Treasury Bond 5.25% due 02/15/29 with a value of $15,401,748.	$173,880,000	173,880,000

Total Short Term Investments (Identified Cost $173,880,000)		173,880,000

Total Investments—100.1% (Identified Cost $1,924,261,159) (c)		2,100,080,624
Liabilities in excess of other assets		(2,114,442)

Total Net Assets—100%		$2,097,966,182

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $157,933,689 and the collateral received consisted of cash in the amount of $141,207,936 and securities with a market value of $20,666,250.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,924,261,159 and the composition of unrealized appreciation and depreciation of investment securities was $258,792,581 and $(82,973,116), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—89.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.8%
Honeywell International, Inc.	254,450	$11,719,967
Raytheon Co.	308,000	16,157,680

		27,877,647

Automobiles—2.0%
Harley-Davidson, Inc.	249,300	14,646,375

Beverages—6.6%
Anheuser-Busch Cos., Inc.	277,300	13,992,558
Diageo, Plc. (ADR)	153,200	12,401,540
InBev NV (EUR)	198,100	14,338,804
The Coca-Cola Co.	168,700	8,097,600

		48,830,502

Building Products—1.6%
Masco Corp.	425,500	11,658,700

Capital Markets—1.3%
The Bank of New York Co., Inc.	240,300	9,744,165

Commercial Banks—2.0%
U.S. Bancorp	414,800	14,505,556

Computers & Peripherals—4.7%
Dell, Inc. (a)	501,500	11,639,815
Hewlett-Packard Co.	358,000	14,370,120
Sun Microsystems, Inc. (a)	1,496,900	8,996,369

		35,006,304

Diversified Consumer Services—1.3%
H&R Block, Inc.	447,000	9,404,880

Diversified Financial Services—4.3%
Citigroup, Inc.	293,700	15,078,558
JPMorgan Chase & Co.	345,600	16,720,128

		31,798,686

Food & Staples Retailing—2.0%
Wal-Mart Stores, Inc.	308,100	14,465,295

Food Products—3.3%
General Mills, Inc.	216,400	12,598,808
H.J. Heinz Co.	253,750	11,956,700

		24,555,508

Health Care Equipment & Supplies—3.9%
Baxter International, Inc.	330,800	17,423,236
Medtronic, Inc.	228,100	11,190,586

		28,613,822

Hotels, Restaurants & Leisure—5.6%
McDonald’s Corp.	498,000	22,434,900
Yum! Brands, Inc.	328,300	18,962,608

		41,397,508

Security Description	Shares	Value

Household Durables—5.2%
Black & Decker Corp.	168,900	$13,785,618
Fortune Brands, Inc.	172,600	13,604,332
Pulte Homes, Inc.	431,100	11,406,906

		38,796,856

Industrial Conglomerates—1.3%
Tyco International, Ltd.	315,000	9,938,250

Insurance—1.6%
Aflac, Inc.	248,700	11,703,822

Internet & Catalog Retail—1.5%
Liberty Media Corp.—Interactive (Class A) (a)	455,625	10,852,987

IT Services—1.9%
First Data Corp.	294,100	7,911,290
The Western Union Co.	294,100	6,455,495

		14,366,785

Media—10.3%
Discovery Holding Co. (Class A) (a)	129,100	2,469,683
EchoStar Communications Corp. (Class A) (a)	122,300	5,311,489
Liberty Media Corp.—Capital (Series A) (a)	117,945	13,043,538
The DIRECTV Group, Inc. (a)	220,072	5,077,061
The Walt Disney Co.	397,700	13,692,811
Time Warner, Inc.	917,000	18,083,240
Viacom, Inc. (Class B) (a)	446,200	18,343,282

		76,021,104

Multiline Retail—2.2%
Kohl’s Corp. (a)	211,200	16,180,032

Office Electronics—1.3%
Xerox Corp.	572,500	9,669,525

Oil, Gas & Consumable Fuels—1.3%
ConocoPhillips	140,887	9,629,626

Pharmaceuticals—6.0%
Abbott Laboratories	283,600	15,824,880
Bristol-Myers Squibb Co.	624,600	17,338,896
Schering-Plough Corp.	450,000	11,479,500

		44,643,276

Semiconductors & Semiconductor Equipment—4.4%
Intel Corp.	860,000	16,451,800
Texas Instruments, Inc.	530,600	15,971,060

		32,422,860

Specialty Retail—4.9%
Limited Brands, Inc.	430,200	11,211,012
The Gap, Inc.	644,700	11,095,287
The Home Depot, Inc.	383,800	14,100,812

		36,407,111

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—3.5%
MGIC Investment Corp.	109,500	$6,451,740
Washington Mutual, Inc.	487,100	19,669,098

		26,120,838

Wireless Telecommunication Services—1.7%
Sprint Nextel Corp.	648,700	12,299,352

Total Common Stock (Identified Cost $515,298,182)		661,557,372

Short Term Investments—10.4%
Security Description	Face Amount	Value

Repurchase Agreement—10.4%
State Street Repurchase Agreement dated 03/30/07 at 1.70% to be repurchased at $76,495,835 on 04/02/07, collateralized by $57,895,000 U.S. Treasury Bond 8.125% due 05/15/21 with a value of $78,781,721.	$76,485,000	$76,485,000

Total Short Term Investments (Identified Cost $76,485,000)		76,485,000

Total Investments—99.9% (Identified Cost $591,783,182) (b)		738,042,372
Other assets less liabilities		1,045,977

Total Net Assets—100%		$739,088,349

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $591,783,182 and the composition of unrealized appreciation and depreciation of investment securities was $154,680,867 and $(8,421,677), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—97.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.6%
Boeing Co.	307,500	$27,339,825
United Technologies Corp.	352,900	22,938,500

		50,278,325

Beverages—3.1%
PepsiCo, Inc.	662,400	42,102,144

Biotechnology—5.8%
Genentech, Inc. (a)	399,400	32,798,728
Gilead Sciences, Inc. (a)	611,800	46,802,700

		79,601,428

Capital Markets—5.9%
Merrill Lynch & Co., Inc.	125,500	10,249,585
The Charles Schwab Corp.	1,343,100	24,565,299
The Goldman Sachs Group, Inc.	99,300	20,518,359
UBS AG	445,500	26,476,065

		81,809,308

Chemicals—1.3%
Monsanto Co.	330,200	18,147,792

Communications Equipment—7.6%
Cisco Systems, Inc. (a)	1,596,100	40,748,433
QUALCOMM, Inc.	1,016,100	43,346,826
Research In Motion, Ltd. (a)	147,700	20,159,573

		104,254,832

Computers & Peripherals—4.5%
Apple, Inc. (a)	386,000	35,863,260
Hewlett-Packard Co.	642,500	25,789,950

		61,653,210

Consumer Finance—1.7%
American Express Co.	421,000	23,744,400

Diversified Financial Services—2.3%
IntercontinentalExchange, Inc. (a)	56,500	6,904,865
NYSE Euronext, Inc. (a) (b)	269,400	25,256,250

		32,161,115

Electrical Equipment—0.8%
Suntech Power Holdings Co., Ltd. (ADR) (a)	319,600	11,061,356

Energy Equipment & Services—1.1%
Schlumberger, Ltd.	219,700	15,181,270

Health Care Equipment & Supplies—4.3%
Alcon, Inc.	197,000	25,968,540
Baxter International, Inc.	277,800	14,631,726
St. Jude Medical, Inc. (a)	484,400	18,218,284

		58,818,550

Security Description	Shares	Value

Health Care Providers & Services—1.1%
WellPoint, Inc. (a)	192,200	$15,587,420

Hotels, Restaurants & Leisure—4.2%
International Game Technology	475,200	19,188,576
Marriott International, Inc. (Class A)	486,000	23,794,560
Starbucks Corp. (a)	473,900	14,861,504

		57,844,640

Household Products—3.7%
Colgate-Palmolive Co.	304,100	20,310,839
The Procter & Gamble Co.	483,282	30,524,091

		50,834,930

Industrial Conglomerates—2.8%
General Electric Co.	1,104,400	39,051,584

Insurance—2.1%
American International Group, Inc.	434,500	29,207,090

Internet Software & Services—5.6%
Google, Inc. (Class A) (a)	137,900	63,180,264
Yahoo!, Inc. (a)	442,500	13,845,825

		77,026,089

IT Services—0.4%
Infosys Technologies, Ltd. (ADR) (b)	110,100	5,532,525

Media—5.5%
News Corp. (Class A)	1,344,100	31,075,592
The Walt Disney Co.	1,310,600	45,123,958

		76,199,550

Multiline Retail—4.6%
Federated Department Stores, Inc.	473,900	21,349,195
J.C. Penney Co., Inc.	165,000	13,556,400
Kohl’s Corp. (a)	89,900	6,887,239
Target Corp.	364,300	21,588,418

		63,381,252

Oil, Gas & Consumable Fuels—1.0%
Occidental Petroleum Corp.	291,300	14,364,003

Pharmaceuticals—7.9%
Abbott Laboratories	564,800	31,515,840
Novartis AG (ADR)	398,300	21,759,129
Roche Holding AG (ADR)	440,400	38,975,400
Wyeth	332,500	16,634,975

		108,885,344

Semiconductors & Semiconductor Equipment—3.1%
Broadcom Corp. (Class A) (a) (b)	544,350	17,457,305
Marvell Technology Group, Ltd. (a)	1,130,600	19,005,386
Microchip Technology, Inc.	189,100	6,718,723

		43,181,414

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—6.7%
Adobe Systems, Inc. (a)	1,069,400	$44,593,980
Microsoft Corp.	1,241,100	34,589,457
SAP AG (ADR)	311,400	13,904,010

		93,087,447

Specialty Retail—2.1%
Best Buy Co., Inc.	283,000	13,787,760
Lowe’s Cos., Inc.	488,900	15,395,461

		29,183,221

Textiles, Apparel & Luxury Goods—4.3%
Coach, Inc. (a)	713,500	35,710,675
Nike, Inc. (Class B)	217,600	23,122,176

		58,832,851

Wireless Telecommunication Services—0.5%
NII Holdings, Inc. (a)	99,300	7,366,074

Total Common Stock (Identified Cost $1,169,549,379)		1,348,379,164

Short Term Investments—2.6%
Security Description	Face Amount	Value

Repurchase Agreement—2.6%
State Street Repurchase Agreement dated 03/30/2007 at 2.50% to be repurchased at $35,349,363 on 04/02/07, collateralized by $28,780,000 U.S. Treasury Bond 7.125% due 02/15/23 with a value of $36,052,188.	$35,342,000	$35,342,000

Total Short Term Investments (Identified Cost $35,342,000)		35,342,000

Total Investments—100.2% (Identified Cost $1,204,891,379) (c)		1,383,721,164
Liabilities in excess of other assets		(2,563,189)

Total Net Assets—100%		$1,381,157,975

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $22,404,853 and the collateral received consisted of cash in the amount of $23,166,673.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,204,891,379 and the composition of unrealized appreciation and depreciation of investment securities was $195,473,175 and $(16,643,390), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—98.4% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.4%
Lockheed Martin Corp. 7.375%, 04/15/13	$900,000	$992,514
8.200%, 12/01/09 (a)	700,000	753,182
Raytheon Co. 6.150%, 11/01/08	1,925,000	1,963,736
6.750%, 08/15/07	233,000	233,997
The Boeing Co. 7.250%, 06/15/25	460,000	544,699
United Technologies Corp. 7.500%, 09/15/29	200,000	239,202

		4,727,330

Airlines—0.1%
Southwest Airlines Co. 6.500%, 03/01/12	750,000	782,399

Asset Backed—1.3%
BMW Vehicle Owner Trust 3.320%, 02/25/09	1,181,641	1,173,412
4.280%, 02/25/10	2,700,000	2,673,442
California Infrastructure-Pacific Gas & Electric Co.
6.480%, 12/26/09	102,187	102,804
Capital One Master Trust 4.900%, 03/15/10	3,000,000	2,998,625
Capital One Multi-Asset Execution Trust 4.850%, 11/15/13	3,000,000	2,992,034
CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	500,000	500,833
Centex Home Equity Loan Trust 3.750%, 12/25/31	93,701	92,834
Chase Funding Mortgage Loan 3.303%, 11/25/29	243,658	240,604
4.585%, 05/25/15	1,956,506	1,895,805
6.550%, 03/25/13	141,205	140,686
Detroit Edison Co. 6.190%, 03/01/13	435,000	447,982
MBNA Credit Card Master Trust 4.200%, 09/15/10	2,300,000	2,278,179

		15,537,240

Automobiles—0.3%
DaimlerChrysler North America Holdings Corp. 7.750%, 01/18/11	2,600,000	2,813,024
8.000%, 06/15/10	350,000	377,864

		3,190,888

Beverages—0.2%
Anheuser Busch Cos., Inc. 5.000%, 01/15/15	1,950,000	1,895,440
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26	300,000	334,373
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	338,207

		2,568,020

Security Description	Face Amount	Value

Building Products—0.3%
Masco Corp. 6.125%, 10/03/16	$2,950,000	$2,978,521

Capital Markets—1.2%
Donaldson Lufkin & Jenrette 6.500%, 06/01/08	300,000	304,293
JPMorgan Chase & Co. 5.250%, 05/30/07	500,000	499,833
6.750%, 02/01/11	250,000	263,605
Lehman Brothers Holdings, Inc. 3.600%, 03/13/09	4,250,000	4,132,115
Merrill Lynch & Co. 6.050%, 05/16/16	3,000,000	3,074,903
6.375%, 10/15/08	250,000	254,241
6.500%, 07/15/18	200,000	213,263
Morgan Stanley 7.250%, 04/01/32	1,150,000	1,324,783
Paine Webber Group, Inc. 6.550%, 04/15/08	340,000	344,638
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,000,000	1,017,900
6.125%, 02/15/33 (a)	2,075,000	2,070,360
6.650%, 05/15/09	750,000	773,024

		14,272,958

Chemicals—0.1%
E. I. du Pont de Nemours & Co. 6.875%, 10/15/09	300,000	313,746
Praxair, Inc. 6.625%, 10/15/07	500,000	503,415

		817,161

Commercial Banks—2.9%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	554,658
7.750%, 05/15/23	230,000	276,226
Bank of America Corp. 4.750%, 08/15/13	1,000,000	969,251
5.125%, 11/15/14	1,000,000	983,291
5.750%, 08/15/16	2,850,000	2,898,454
7.400%, 01/15/11	300,000	323,102
7.800%, 02/15/10	150,000	160,964
Bank One Corp. 2.625%, 06/30/08	3,575,000	3,467,916
7.600%, 05/01/07	1,500,000	1,502,233
Bank One Texas 6.250%, 02/15/08	800,000	805,542
Equitable Cos., Inc. 6.500%, 04/01/08	250,000	253,100
Fleet National Bank 5.750%, 01/15/09	500,000	505,774
HSBC Holdings, Plc. 5.250%, 12/12/12	5,050,000	5,075,683
7.500%, 07/15/09	2,200,000	2,315,791

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
MBNA America National Bank 7.125%, 11/15/12	$1,000,000	$1,088,448
RBS Capital Trust II 6.425%, 12/29/49	1,375,000	1,394,836
Wachovia Bank National Association 4.875%, 02/01/15 (a)	3,000,000	2,892,048
Wachovia Bank, N.A. 4.800%, 11/01/14	3,100,000	2,967,841
Wells Fargo & Co. 5.000%, 11/15/14	2,000,000	1,952,348
5.125%, 09/01/12	500,000	498,594
Wells Fargo Bank, N.A. 4.750%, 02/09/15	3,065,000	2,937,816

		33,823,916

Commercial Mortgage-Backed Securities—5.0%
Bear Stearns Commercial Mortgage Securities, Inc.
5.540%, 09/11/41	3,000,000	3,035,354
5.610%, 11/15/33	500,000	508,214
6.480%, 02/15/35	500,000	522,003
7.080%, 06/15/09	800,000	825,253
7.780%, 02/15/32	200,000	211,640
Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	225,646	228,720
Citigroup Commercial Mortage Trust 5.226%, 07/15/44 (b)	2,000,000	1,996,003
5.356%, 04/15/40 (b)	1,000,000	1,010,931
5.362%, 01/15/46 (b)	4,000,000	4,016,397
5.724%, 03/15/49	3,800,000	3,917,859
Credit Suisse First Boston Mortgage 3.382%, 05/15/38	2,000,000	1,909,568
5.100%, 08/15/15	3,000,000	2,948,541
5.828%, 06/15/38 (b)	3,000,000	3,111,905
First Union Commercial Mortgage Trust 6.070%, 10/15/35	443,399	447,344
First Union Lehman Brothers Commercial Mortgage Trust
6.560%, 11/18/35	323,755	326,355
Greenwich Capital Commercial Funding Corp. 4.022%, 01/05/36	2,210,000	2,163,921
4.305%, 08/10/42	2,000,000	1,960,748
5.317%, 06/10/36 (b)	1,000,000	1,002,663
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	4,046,605	3,953,114
4.275%, 01/12/37	1,098,031	1,076,927
4.393%, 07/12/37	3,577,145	3,506,259
6.044%, 11/15/35	525,750	535,748
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27 (b)	1,650,000	1,601,608
4.367%, 03/15/36	3,000,000	2,847,859
6.462%, 03/15/31	500,000	526,491
6.653%, 11/15/27	2,000,000	2,101,723
Lehman Brothers Commercial Conduit Mortgage Trust
6.210%, 10/15/35	240,522	243,036
Morgan Stanley Capital I, Inc. 4.989%, 08/13/42	1,000,000	977,184

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
6.540%, 07/15/30	$464,271	$468,042
6.550%, 03/15/30	47,857	47,893
Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	464,551	461,299
7.200%, 10/15/33	693,508	727,519
Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	500,000	495,739
6.428%, 12/18/35	1,000,000	1,038,647
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	2,951,805
5.572%, 10/15/48	3,000,000	3,036,755
6.287%, 04/15/34	1,445,000	1,510,333

		58,251,400

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,265,000	1,347,563

Communications Equipment—0.1%
Motorola, Inc. 6.500%, 11/15/28	900,000	903,902
7.625%, 11/15/10	135,000	144,365

		1,048,267

Consumer Finance—0.4%
Household Finance Corp. 4.750%, 05/15/09	2,500,000	2,477,454
7.000%, 05/15/12	100,000	107,418
8.000%, 07/15/10	300,000	324,924
SLM Corp. 5.050%, 11/14/14	1,950,000	1,878,914

		4,788,710

Diversified Financial Services—4.5%
American General Finance Corp. 5.375%, 10/01/12	6,500,000	6,512,484
Asian Development Bank 5.500%, 06/27/16	3,850,000	3,998,156
Associates Corp. North America 6.250%, 11/01/08	600,000	610,049
6.950%, 11/01/18	1,700,000	1,894,443
Bear Stearns Co., Inc. 5.700%, 11/15/14	900,000	906,330
7.800%, 08/15/07	250,000	252,154
BellSouth Capital Funding Corp. 7.750%, 02/15/10	750,000	800,731
7.875%, 02/15/30	250,000	291,883
BP Canada Finance Co. 3.375%, 10/31/07	500,000	495,078
Citigroup, Inc. 3.500%, 02/01/08	500,000	493,162
6.200%, 03/15/09	750,000	765,827
7.250%, 10/01/10	250,000	266,914
Conoco Funding Co. 6.350%, 10/15/11	500,000	524,527

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Countrywide Funding Corp. 5.625%, 05/15/07	$500,000	$500,135
Deutsche Telekom International Finance BV 8.250%, 06/15/30 (b)	1,000,000	1,238,597
Devon Financing Corp., U.L.C. 6.875%, 09/30/11	1,900,000	2,019,583
Duke Capital 7.500%, 10/01/09	3,925,000	4,121,772
European Investment Bank 3.375%, 03/16/09 (a)	4,200,000	4,098,150
General Electric Capital Corp. 5.000%, 11/15/11	4,000,000	3,989,295
5.450%, 01/15/13	1,800,000	1,823,508
6.000%, 06/15/12	1,000,000	1,039,944
6.750%, 03/15/32	2,300,000	2,605,476
7.500%, 08/21/35	100,000	123,329
Heller Financial, Inc. 7.375%, 11/01/09	350,000	369,011
KFW International Finance, Inc. 3.375%, 01/23/08	2,475,000	2,434,264
8.000%, 02/15/10	1,000,000	1,078,102
Korea Development Bank 5.750%, 09/10/13	2,000,000	2,043,661
Mellon Funding Corp. 6.400%, 05/14/11 (a)	250,000	261,220
National Rural Utilities Cooperative Finance Corp. 8.000%, 03/01/32	300,000	381,134
Sprint Capital Corp. 6.900%, 05/01/19	1,500,000	1,554,124
7.625%, 01/30/11	400,000	429,608
8.375%, 03/15/12	3,350,000	3,737,482
Unilever Capital Corp. 7.125%, 11/01/10	300,000	318,096
Verizon Global Funding Corp. 7.750%, 12/01/30	1,560,000	1,808,069

		53,786,298

Diversified Telecommunication Services—0.8%
Alltel Corp. 6.800%, 05/01/29	500,000	496,478
7.875%, 07/01/32	500,000	532,150
BellSouth Corp. 6.550%, 06/15/34	1,850,000	1,899,424
British Telecommunications, Plc. 9.125%, 12/15/30 (b)	1,000,000	1,376,132
SBC Communications, Inc. 5.875%, 02/01/12	2,400,000	2,461,637
Telefonica Europe BV 8.250%, 09/15/30	1,000,000	1,193,852
Verizon New England, Inc. 6.500%, 09/15/11	400,000	415,855
Verizon New York, Inc. 7.375%, 04/01/32	500,000	524,321

		8,899,849

Security Description	Face Amount	Value

Electric Utilities—0.6%
Consolidated Edison Co. of New York, Inc. 6.450%, 12/01/07	$150,000	$151,071
7.500%, 09/01/10	1,000,000	1,074,834
Duke Energy Co. 6.250%, 01/15/12	500,000	521,864
Exelon Corp. 5.625%, 06/15/35	1,500,000	1,364,930
Exelon Generation Co., LLC 6.950%, 06/15/11	300,000	315,136
Oncor Electric Delivery Co. 7.000%, 05/01/32	950,000	1,031,731
Progress Energy, Inc. 7.100%, 03/01/11	1,221,000	1,303,773
PSE&G Power, LLC 7.750%, 04/15/11	500,000	542,033
8.625%, 04/15/31	1,000,000	1,269,434

		7,574,806

Energy Equipment & Services—0.1%
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	750,000	786,848

Federal Agencies—47.7%
Federal Home Loan Bank 4.125%, 04/18/08	36,050,000	35,702,936
4.250%, 11/13/09	1,500,000	1,478,584
4.375%, 03/17/10	3,000,000	2,967,300
4.625%, 02/18/11	6,070,000	6,038,078
5.000%, 09/18/09 (a)	6,900,000	6,933,234
5.000%, 08/01/35	3,565,944	3,449,306
5.000%, 09/01/35	4,517,792	4,370,021
5.250%, 06/18/14	9,500,000	9,691,877
5.375%, 05/18/16	2,900,000	2,979,715
5.500%, 12/01/35	6,877,037	6,811,390
6.500%, 09/01/36	5,437,435	5,545,566
Federal Home Loan Mortgage Corp. 4.000%, 12/15/09	2,000,000	1,960,460
4.000%, 06/01/19	2,103,125	1,988,103
4.250%, 07/15/09	8,630,000	8,526,604
4.440%, 02/01/36 (b)	2,987,739	2,945,333
4.500%, 01/15/15 (a)	3,000,000	2,914,054
4.500%, 09/01/18	2,951,939	2,864,655
4.500%, 10/01/18	4,468,079	4,335,965
4.500%, 04/01/19	6,524,719	6,325,698
4.500%, 06/01/19	3,590,096	3,480,589
4.500%, 08/01/19	981,310	951,378
4.500%, 10/01/35	5,866,575	5,517,117
4.500%, 11/01/35 (b)	2,796,420	2,626,922
5.000%, 05/01/18	7,999,430	7,908,844
5.000%, 12/01/18	1,676,229	1,657,247
5.000%, 06/01/19	2,996,868	2,959,712
5.000%, 10/01/33	3,872,456	3,751,256
5.000%, 03/01/34	1,998,047	1,933,955
5.000%, 08/01/35	4,675,502	4,522,573

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp.
5.000%, 10/01/35	$3,563,863	$3,447,293
5.000%, 01/01/36	7,438,389	7,195,089
5.123%, 08/01/36 (b)	2,987,693	2,973,770
5.375%, 08/19/11	5,800,000	5,919,944
5.489%, 01/01/37 (b)	12,450,081	12,510,446
5.500%, 11/01/17	1,212,554	1,218,184
5.500%, 05/01/29	1,176,634	1,166,314
5.500%, 06/01/34	4,307,795	4,270,014
5.500%, 10/01/35	4,457,232	4,414,684
5.500%, 01/01/36	13,024,775	12,900,443
5.524%, 02/01/37 (b)	1,976,684	1,994,146
5.672%, 02/01/37	7,771,792	7,848,059
6.000%, 04/01/16	82,313	83,753
6.000%, 05/01/17	1,091,542	1,111,012
6.000%, 11/01/28	104,409	105,954
6.000%, 12/01/28	68,965	69,986
6.000%, 02/01/29	207,255	210,262
6.000%, 04/01/29	52,518	53,280
6.000%, 05/01/29	19,765	20,051
6.000%, 06/01/31	27,955	28,351
6.000%, 07/01/31	10,902	11,057
6.000%, 08/01/31	199,672	202,508
6.000%, 09/01/31	550,937	558,762
6.000%, 04/01/32	1,281,549	1,298,963
6.000%, 11/01/32	406,790	412,318
6.000%, 06/01/34	1,298,302	1,312,718
6.000%, 11/01/35	1,548,137	1,561,031
6.000%, 02/01/36	2,718,695	2,739,780
6.000%, 10/01/36	6,725,854	6,778,015
6.000%, 11/01/36	5,878,502	5,925,862
6.000%, 01/01/37	8,000,000	8,064,452
6.250%, 07/15/32	3,250,000	3,698,195
6.500%, 10/01/29	38,208	39,418
6.500%, 02/01/30	55,832	57,602
6.500%, 08/01/31	100,325	103,373
6.500%, 10/01/31	44,238	45,582
6.500%, 11/01/31	229,633	236,610
6.500%, 03/01/32	2,516,538	2,591,475
6.500%, 04/01/32	2,254,633	2,321,771
6.750%, 03/15/31	965,000	1,158,432
7.000%, 03/15/10	2,875,000	3,046,811
7.000%, 06/01/11	37,866	38,841
7.000%, 12/01/15	47,607	49,208
7.000%, 12/01/27	10,290	10,714
7.000%, 11/01/28	28,735	29,953
7.000%, 04/01/29	22,716	23,640
7.000%, 05/01/29	7,242	7,537
7.000%, 06/01/29	42,890	44,636
7.000%, 07/01/29	14,815	15,418
7.000%, 01/01/31	301,111	312,804
7.000%, 12/01/31	51,897	53,912
7.500%, 03/01/16	103,756	107,671
7.500%, 08/01/24	112,935	118,372
7.500%, 11/01/24	34,046	35,685
7.500%, 10/01/27	62,463	65,142

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.500%, 10/01/29	$89,354	$93,223
7.500%, 05/01/30	43,314	45,132
8.000%, 02/01/27	18,034	18,719
8.000%, 10/01/28	35,023	36,354
Federal National Mortgage Association
3.250%, 08/15/08	3,025,000	2,957,332
3.250%, 02/15/09	6,000,000	5,831,017
4.000%, 04/01/19	2,189,115	2,069,185
4.000%, 05/01/19	4,048,905	3,827,086
4.000%, 01/01/20	2,541,645	2,399,208
4.125%, 04/15/14	2,350,000	2,240,286
4.500%, 07/01/18	4,993,742	4,845,973
4.500%, 05/01/19	1,233,411	1,195,582
4.500%, 08/01/33	1,563,758	1,472,948
4.500%, 10/01/33	2,959,354	2,787,501
4.500%, 04/01/34	2,296,413	2,160,073
4.817%, 09/01/35 (b)	2,991,708	2,981,327
5.000%, 06/01/18	1,277,357	1,262,477
5.000%, 01/01/19	1,728,971	1,707,223
5.000%, 02/01/20	2,968,003	2,926,083
5.000%, 02/01/24	2,687,391	2,616,294
5.000%, 09/01/25	2,614,228	2,544,999
5.000%, 07/01/33	2,110,644	2,044,567
5.000%, 08/01/33	3,324,657	3,220,573
5.000%, 09/01/33	2,729,147	2,643,706
5.000%, 10/01/33	9,892,531	9,582,829
5.000%, 03/01/34	3,071,129	2,974,982
5.000%, 04/01/34	7,433,776	7,198,569
5.000%, 05/01/34	2,409,616	2,332,671
5.000%, 09/01/34	5,331,854	5,161,595
5.000%, 02/01/35	4,659,797	4,510,998
5.000%, 04/01/35	2,582,992	2,498,491
5.000%, 05/01/35	1,768,073	1,710,231
5.000%, 11/01/35	2,739,152	2,649,542
5.125%, 04/15/11	6,000,000	6,061,704
5.188%, 11/01/36 (b)	1,976,010	1,957,709
5.437%, 03/01/36	5,144,385	5,166,460
5.500%, 03/15/11	950,000	973,531
5.500%, 11/01/17	1,663,767	1,671,057
5.500%, 02/01/18	638,972	641,574
5.500%, 04/01/18	3,232,083	3,245,247
5.500%, 07/01/23	1,546,752	1,537,336
5.500%, 01/01/24	791,958	787,137
5.500%, 07/01/24	2,576,088	2,560,406
5.500%, 10/01/32	932,321	924,709
5.500%, 02/01/33	2,351,972	2,332,199
5.500%, 03/01/33	4,005,257	3,971,586
5.500%, 05/01/33	7,525,231	7,461,966
5.500%, 08/01/33	5,935,859	5,885,956
5.500%, 10/01/33	819,107	812,221
5.500%, 12/01/33	7,337,106	7,275,422
5.500%, 02/01/34	4,164,967	4,127,713
5.500%, 03/01/34	2,102,006	2,083,204
5.500%, 04/01/34	1,612,195	1,597,774
5.500%, 05/01/34	2,370,798	2,349,592

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 5.500%, 09/01/34	$2,907,289	$2,881,284
5.500%, 12/01/34	7,903,354	7,832,662
5.500%, 01/01/35	2,203,949	2,184,236
5.500%, 02/01/35	4,820,565	4,777,446
5.500%, 04/01/35	3,030,419	3,001,199
5.500%, 06/01/35	8,934,838	8,848,687
5.500%, 06/13/35 (b)	2,345,597	2,331,319
5.500%, 01/01/37	8,969,879	8,876,328
6.000%, 09/01/13	1,317,211	1,338,812
6.000%, 10/01/13	641,731	652,255
6.000%, 03/01/14	148,383	150,868
6.000%, 06/01/14	20,030	20,365
6.000%, 07/01/14	89,531	91,030
6.000%, 09/01/14	49,707	50,539
6.000%, 09/01/17	1,259,210	1,281,181
6.000%, 08/01/28	51,704	52,477
6.000%, 11/01/28	13,538	13,741
6.000%, 12/01/28	12,713	12,903
6.000%, 06/01/31	199,522	202,197
6.000%, 09/01/32	1,242,447	1,258,516
6.000%, 01/01/33	477,589	483,766
6.000%, 02/01/33	940,984	952,413
6.000%, 03/01/33	1,947,307	1,970,959
6.000%, 04/01/33	885,353	896,106
6.000%, 05/01/33	2,543,686	2,574,581
6.000%, 05/01/34	2,532,717	2,558,789
6.000%, 09/01/34	2,983,996	3,014,713
6.000%, 11/01/34	5,600,232	5,657,880
6.000%, 01/01/35	1,940,544	1,955,730
6.000%, 07/01/36	4,664,399	4,698,303
6.210%, 08/06/38	300,000	342,844
6.500%, 01/01/13	13,213	13,514
6.500%, 04/01/13	1,956	2,001
6.500%, 06/01/13	82,553	84,433
6.500%, 07/01/13	501	512
6.500%, 06/01/14	49,663	50,825
6.500%, 04/01/17	3,900,015	3,994,244
6.500%, 05/01/28	494,764	510,393
6.500%, 12/01/28	962,897	993,314
6.500%, 03/01/29	36,001	37,117
6.500%, 04/01/29	208,074	214,524
6.500%, 05/01/29	25,020	25,796
6.500%, 08/01/29	6,437	6,636
6.500%, 05/01/30	244,969	252,563
6.500%, 09/01/31	122,320	125,957
6.500%, 02/01/32	28,032	28,841
6.500%, 06/01/32	350,680	360,886
6.500%, 09/01/33	852,377	876,075
6.500%, 10/01/33	788,769	810,698
6.500%, 10/01/34	2,523,890	2,594,059
6.625%, 11/15/10	3,400,000	3,602,674
6.625%, 11/15/30	2,450,000	2,897,339
7.000%, 04/01/12	37,469	38,640
7.000%, 02/01/14	38,225	39,421
7.000%, 10/01/21	102,971	107,647

Security Description	Face Amount	Value

Federal Agencies—(Continued)
7.000%, 06/01/26	$2,598	$2,702
7.000%, 06/01/28	97,321	101,417
7.000%, 09/01/29	99,316	103,436
7.000%, 10/01/29	74,692	77,790
7.000%, 12/01/29	4,891	5,094
7.000%, 01/01/32	661,296	687,489
7.000%, 04/01/32	100,165	103,950
7.000%, 06/01/32	501,548	520,495
7.250%, 05/15/30	2,675,000	3,378,022
7.500%, 08/01/15	33,865	34,997
7.500%, 09/01/25	26,679	27,886
7.500%, 06/01/26	30,137	31,491
7.500%, 09/01/27	4,346	4,543
7.500%, 11/01/27	798	834
7.500%, 08/01/28	1,273	1,332
7.500%, 07/01/29	73,895	77,255
7.500%, 10/01/29	24,553	25,635
7.500%, 07/01/30	7,053	7,364
8.000%, 10/01/26	1,773	1,840
8.000%, 11/01/29	1,042	1,105
8.000%, 05/01/30	39,166	40,637
8.000%, 11/01/30	23,918	24,816
8.000%, 01/01/31	20,395	21,541
8.000%, 02/01/31	35,894	37,241
Government National Mortgage Association 5.000%, 10/15/20	2,733,911	2,703,732
5.000%, 01/15/21	2,631,322	2,602,275
5.000%, 12/15/35	2,801,421	2,725,422
5.500%, 03/15/36	3,789,500	3,768,623
5.500%, 01/15/37	5,992,813	5,960,266
6.000%, 01/15/29	49,680	50,462
6.000%, 01/15/33	1,433,246	1,454,350
6.000%, 03/15/35	2,365,126	2,395,544
6.000%, 12/15/35	2,657,699	2,691,880
6.000%, 06/15/36	4,731,249	4,792,760
6.000%, 09/01/36	4,794,935	4,830,577
6.000%, 09/15/36	4,794,930	4,857,269
6.500%, 05/15/23	11,282	11,631
6.500%, 02/15/27	201,488	207,815
6.500%, 07/15/28	47,017	48,514
6.500%, 08/15/28	74,866	77,249
6.500%, 11/15/28	49,304	50,874
6.500%, 12/15/28	14,202	14,654
6.500%, 07/15/29	25,031	25,828
6.500%, 06/20/31	150,654	155,305
6.500%, 07/15/32	303,663	312,528
6.500%, 05/15/36	3,768,770	3,864,700
6.700%, 04/15/34	3,000,000	3,159,058
7.000%, 01/15/28	12,675	13,175
7.000%, 04/15/28	14,475	15,047
7.000%, 05/15/28	37,226	38,697
7.000%, 06/15/28	28,767	29,903
7.000%, 10/15/28	20,579	21,391
7.000%, 06/15/29	15,870	16,498
7.000%, 09/15/29	41,062	42,687
7.000%, 01/15/31	1,666	1,731

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Government National Mortgage Association 7.000%, 03/15/31	$51,766	$53,808
7.000%, 07/15/31	2,393,422	2,487,836
7.000%, 08/15/31	323,660	336,427
7.000%, 02/15/32	216,234	224,764
7.000%, 07/15/32	161,468	167,837
7.500%, 02/20/28	15,941	16,590
7.500%, 08/15/29	37,841	39,442
7.500%, 04/15/30	30,324	31,604
8.000%, 09/15/16	6,122	6,449
8.000%, 08/15/26	9,607	9,995
8.000%, 09/15/26	18,677	19,432
8.000%, 05/15/27	8,014	8,337
8.000%, 06/15/29	83,846	89,053
9.000%, 11/15/24	54,866	59,070
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,058,013

		565,229,306

Food & Staples Retailing—0.3%
Kroger Co. 5.500%, 02/01/13	950,000	942,259
Wal-Mart Stores, Inc. 4.550%, 05/01/13 (a)	2,075,000	2,003,849
6.875%, 08/10/09	500,000	520,216

		3,466,324

Food Products—0.5%
Archer-Daniels-Midland Co. 8.875%, 04/15/11	200,000	225,651
Fred Meyer, Inc. 7.450%, 03/01/08	300,000	305,647
General Mills, Inc. 6.000%, 02/15/12	2,000,000	2,062,372
Kellogg Co. 6.600%, 04/01/11	2,700,000	2,835,511
Kraft Foods, Inc. 6.250%, 06/01/12	900,000	934,246

		6,363,427

Foreign Government—1.1%
Province of Ontario 5.125%, 07/17/12	2,000,000	2,024,868
5.500%, 10/01/08	300,000	302,351
Republic of Italy 4.500%, 01/21/15	2,975,000	2,888,200
5.625%, 06/15/12	3,650,000	3,770,998
Republic of Korea 8.875%, 04/15/08	200,000	207,638
United Mexican States 8.000%, 09/24/22	2,200,000	2,704,944
8.375%, 01/14/11	250,000	277,080
9.875%, 02/01/10	500,000	561,625

		12,737,704

Security Description	Face Amount	Value

Health Care Equipment & Supplies—0.2%
Boston Scientific Corp. 6.400%, 06/15/16	$2,900,000	$2,906,789

Health Care Providers & Services—0.2%
Anthem, Inc. 6.800%, 08/01/12	2,200,000	2,353,023

Household Durables—0.0%
Centex Corp. 7.500%, 01/15/12	500,000	527,900

Industrial Conglomerates—0.1%
General Electric Co. 5.000%, 02/01/13	930,000	921,864
Honeywell International, Inc. 7.500%, 03/01/10	300,000	319,839

		1,241,703

Insurance—0.6%
Allstate Corp. 6.125%, 02/15/12	2,750,000	2,859,935
6.900%, 05/15/38	150,000	169,336
American General Capital II 8.500%, 07/01/30	250,000	322,809
AXA Financial, Inc. 7.750%, 08/01/10	500,000	539,392
Chubb Corp. 6.000%, 11/15/11	350,000	362,158
GE Global Insurance Holding Corp. 7.500%, 06/15/10	500,000	533,585
Hartford Financial Services Group, Inc. 6.100%, 10/01/41	780,000	795,713
6.375%, 11/01/08	105,000	106,867
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,459,392

		7,149,187

Machinery—0.1%
Caterpillar, Inc. 7.250%, 09/15/09	250,000	261,713
Deere & Co. 6.950%, 04/25/14	850,000	926,808
7.850%, 05/15/10	300,000	323,675

		1,512,196

Media—1.2%
Belo Corp. 8.000%, 11/01/08	500,000	519,736
Comcast Cable Communications 8.375%, 05/01/07	250,000	250,565
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	976,000	1,117,667
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,429,146
5.650%, 06/15/35	1,500,000	1,362,537

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
Cox Communications, Inc. 7.750%, 11/01/10	$250,000	$269,868
News America, Inc. 6.550%, 03/15/33	1,950,000	1,971,456
Time Warner Entertainment Co., L.P. 7.250%, 09/01/08	250,000	256,343
Time Warner, Inc. 6.150%, 05/01/07	4,650,000	4,651,232
7.625%, 04/15/31	2,000,000	2,252,732
9.125%, 01/15/13	418,000	486,700
Walt Disney Co. 6.375%, 03/01/12	200,000	210,829

		14,778,811

Metals & Mining—0.4%
Alcan, Inc. 5.000%, 06/01/15	3,050,000	2,925,450
Alcoa, Inc. 5.375%, 01/15/13	1,000,000	993,578
5.720%, 02/23/19	523,000	516,756
5.870%, 02/23/22	101,000	100,456

		4,536,240

Multi-Utilities—0.4%
Pacific Gas & Electric Co. 4.800%, 03/01/14	3,125,000	3,027,590
6.050%, 03/01/34	1,900,000	1,891,957

		4,919,547

Multiline Retail—0.2%
Target Corp. 6.350%, 11/01/32	2,300,000	2,431,970

Office Electronics—0.2%
International Business Machines Corp. 4.750%, 11/29/12	1,000,000	984,635
7.500%, 06/15/13	1,000,000	1,115,264
8.375%, 11/01/19	425,000	532,920

		2,632,819

Oil, Gas & Consumable Fuels—1.0%
Anadarko Petroleum Corp. 5.950%, 09/15/16	2,900,000	2,907,327
Atlantic Richfield Co. 5.900%, 04/15/09	300,000	305,330
ConocoPhillips Holding Co. 6.950%, 04/15/29	300,000	340,098
Enterprise Products Operations, L.P. 5.000%, 03/01/15 (a)	2,000,000	1,906,276
Pemex Project Funding Master Trust 5.750%, 12/15/15	3,600,000	3,599,352
9.250%, 03/30/18 (b)	1,000,000	1,268,772
Phillips Petroleum Co. 6.375%, 03/30/09	300,000	307,396

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Southern California Gas Co. 4.800%, 10/01/12	$1,000,000	$981,144
Transocean Sedco Forex, Inc. 7.500%, 04/15/31	300,000	345,840

		11,961,535

Paper & Forest Products—0.1%
MeadWestvaco Corp. 6.850%, 04/01/12	1,000,000	1,050,124
Weyerhaeuser Co. 7.375%, 03/15/32	500,000	521,242

		1,571,366

Personal Products—0.3%
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	1,963,080
6.450%, 01/15/26	200,000	218,071
6.875%, 09/15/09	850,000	886,742

		3,067,893

Pharmaceuticals—0.5%
Bristol-Myers Squibb Co. 5.875%, 11/15/36	2,000,000	1,962,245
Johnson & Johnson 6.950%, 09/01/29	250,000	296,663
Merck & Co., Inc. 5.950%, 12/01/28	300,000	300,636
Wyeth 5.500%, 02/01/14	3,000,000	3,019,393

		5,578,937

Real Estate Investment Trusts—0.2%
Simon Property Group, L.P. 5.250%, 12/01/16	3,000,000	2,927,862

Road & Rail—0.2%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12	1,000,000	1,020,929
CSX Corp. 6.750%, 03/15/11	200,000	209,971
7.450%, 05/01/07	300,000	300,375
7.900%, 05/01/17	500,000	567,235
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	132,134
6.200%, 04/15/09	350,000	357,143
7.250%, 02/15/31	156,000	172,676

		2,760,463

Specialty Retail—0.1%
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,089,247

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—23.0%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	$5,500,000	$5,192,770
5.250%, 11/15/28 (a)	2,700,000	2,820,582
5.375%, 02/15/31 (a)	2,225,000	2,375,032
5.500%, 08/15/28 (a)	2,420,000	2,605,227
6.125%, 11/15/27 (a)	3,950,000	4,565,015
6.250%, 08/15/23 (a)	7,750,000	8,905,603
6.500%, 11/15/26 (a)	1,000,000	1,197,290
7.125%, 02/15/23 (a)	3,030,000	3,764,411
7.875%, 02/15/21 (a)	4,450,000	5,784,110
8.125%, 08/15/19 (a)	1,895,000	2,476,272
8.500%, 02/15/20 (a)	1,400,000	1,888,278
8.875%, 02/15/19 (a)	10,215,000	13,965,845
9.125%, 05/15/18 (a)	1,600,000	2,200,160
9.250%, 02/15/16 (a)	1,375,000	1,830,826
U.S. Treasury Notes
3.375%, 11/15/08 (a)	15,820,000	15,494,583
3.375%, 10/15/09 (a)	5,000,000	4,859,050
3.500%, 11/15/09 (a)	4,000,000	3,896,640
3.500%, 12/15/09 (a)	4,000,000	3,893,680
3.625%, 07/15/09 (a)	4,420,000	4,329,390
3.625%, 01/15/10 (a)	4,000,000	3,904,400
3.625%, 06/15/10 (a)	16,200,000	15,764,707
3.875%, 05/15/09 (a)	4,000,000	3,942,240
4.000%, 04/15/10 (a)	6,000,000	5,908,860
4.000%, 11/15/12 (a)	7,250,000	7,061,645
4.125%, 05/15/15 (a)	7,640,000	7,381,768
4.250%, 10/15/10 (a)	5,000,000	4,956,050
4.250%, 08/15/13 (a)	14,380,000	14,135,252
4.250%, 08/15/14 (a)	17,930,000	17,530,520
4.250%, 11/15/14 (a)	5,200,000	5,079,724
4.250%, 08/15/15 (a)	3,000,000	2,920,860
4.375%, 08/15/12 (a)	5,000,000	4,969,250
4.500%, 02/15/09 (a)	16,000,000	15,960,960
4.500%, 11/15/15 (a)	8,950,000	8,863,185
4.625%, 11/15/09 (a)	17,700,000	17,727,789
4.750%, 05/15/14 (a)	5,900,000	5,953,808
4.875%, 05/31/08 (a)	13,000,000	13,006,890
4.875%, 08/15/09 (a)	8,000,000	8,051,872
4.875%, 02/15/12 (a)	4,500,000	4,570,875
5.000%, 08/15/11 (a)	3,500,000	3,568,495
5.750%, 08/15/10 (a)	7,120,000	7,389,706
6.500%, 02/15/10 (a)	1,710,000	1,798,818

		272,492,438

Wireless Telecommunication Services—0.2%
AT&T Wireless Services, Inc. 8.125%, 05/01/12	500,000	562,800
Cingular Wireless Services, Inc. 8.750%, 03/01/31	300,000	388,305
Cingular Wireless, LLC 7.125%, 12/15/31	100,000	110,097
Vodafone Group, Plc. 7.750%, 02/15/10	1,150,000	1,226,209

		2,287,411

Security Description	Face Amount	Value

Yankee—1.2%
Apache Finance Canada Corp. 7.750%, 12/15/29	$300,000	$357,794
Carnival Corp. 6.150%, 04/15/08	500,000	503,104
Encana Corp. 4.750%, 10/15/13	2,000,000	1,924,417
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,569,424
8.400%, 01/15/22	1,000,000	1,287,015
Intermediate American Development Bank 5.375%, 11/18/08	700,000	705,820
6.800%, 10/15/25	500,000	585,871
7.000%, 06/15/25	200,000	240,913
8.875%, 06/01/09	400,000	431,140
International Bank for Reconstruction & Development
8.875%, 03/01/26	535,000	763,286
National Australia Bank, Ltd. 6.600%, 12/10/07	350,000	352,642
Norsk Hydro A/S 6.700%, 01/15/18	300,000	328,349
6.800%, 01/15/28	1,350,000	1,499,187
Province of Nova Scotia 9.250%, 03/01/20	250,000	336,928
Province of Quebec 4.875%, 05/05/14	1,925,000	1,904,552
7.500%, 07/15/23 (a)	350,000	427,992
Tyco International Group S.A. 6.875%, 01/15/29	1,275,000	1,502,805

		14,721,239

Total Fixed Income (Identified Cost $1,171,839,616)		1,166,427,511

Short Term Investments—1.2%

Discount Notes—1.2%
Federal Home Loan Bank 5.150%, 04/13/07	14,000,000	13,975,967

Total Short Term Investments (Identified Cost $13,975,967)		13,975,967

Total Investments—99.6% (Identified Cost $1,185,815,583) (c)		1,180,403,478
Other assets less liabilities		4,551,558

Total Net Assets—100%		$1,184,955,036

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $252,639,920 and the collateral received consisted of cash in the amount of $237,317,459 and securities with a market value of $20,733,012.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,185,815,583 and the composition of unrealized appreciation and depreciation of investment securities was $7,158,948 and $(12,571,053), respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—97.9% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
AAR Corp. (a)	70,955	$1,955,520
Moog, Inc.	144,526	6,019,508
Teledyne Technologies, Inc. (b)	56,016	2,097,239

		10,072,267

Auto Components—0.3%
Gentex Corp. (a)	92,850	1,508,813

Automobiles—0.2%
Winnebago Industries, Inc. (a)	37,175	1,250,195

Biotechnology—1.6%
BioMarin Pharmaceutical, Inc. (a) (b)	80,425	1,388,136
Indevus Pharmaceuticals, Inc. (a) (b)	193,330	1,366,843
Metabolix, Inc. (a) (b)	83,345	1,386,027
Myriad Genetics, Inc. (a) (b)	40,850	1,407,691
Pharmion Corp. (a) (b)	57,325	1,507,074
Theravance, Inc. (b)	43,775	1,291,363

		8,347,134

Building Products—1.0%
Armstrong World Industries, Inc.	60,971	3,100,376
Griffon Corp. (a) (b)	74,375	1,840,781

		4,941,157

Capital Markets—1.4%
FCStone Group, Inc.	50,566	1,887,123
GFI Group, Inc. (a) (b)	38,125	2,591,356
Penson Worldwide, Inc. (b)	43,388	1,309,884
Stifel Financial Corp. (a)	31,575	1,398,773

		7,187,136

Chemicals—1.5%
Cytec Industries, Inc.	45,465	2,556,952
FMC Corp. (b)	21,675	1,634,945
Minerals Technologies, Inc. (a)	25,525	1,586,634
Spartech Corp.	58,875	1,727,392

		7,505,923

Commercial Banks—4.5%
Alabama National Bancorp	30,075	2,129,611
CVB Financial Corp. (a)	126,266	1,502,565
East West Bancorp, Inc.	104,375	3,837,869
First Charter Corp. (a)	69,675	1,498,012
First Community Bancorp, Inc.	28,042	1,585,495
First Midwest Bancorp, Inc. (a)	47,385	1,741,399
First State Bancorp	97,632	2,201,602
IBERIABANK Corp. (a)	31,444	1,750,173
Pennsylvania Commerce Bancorp, Inc. (a) (b)	34,100	971,168
PrivateBancorp, Inc. (a)	29,150	1,065,724
Signature Bank (a) (b)	70,250	2,285,935
Sterling Bancshares, Inc.	120,187	1,343,691
United Community Bank, Inc. (a)	37,150	1,218,148

		23,131,392

Security Description	Shares	Value

Commercial Services & Supplies—6.9%
American Ecology Corp. (a)	63,907	$1,227,653
American Reprographics Co. (a) (b)	65,375	2,012,896
CRA International, Inc. (a) (b)	57,575	3,004,263
FTI Consulting, Inc. (a)	74,513	2,502,892
Huron Consulting Group, Inc. (b)	29,533	1,796,788
IHS, Inc.	54,425	2,237,412
Kenexa Corp. (a) (b)	73,390	2,284,631
McGrath Rentcorp	91,900	2,910,473
Navigant Consulting, Inc. (a) (b)	85,528	1,690,033
On Assignment, Inc. (b)	183,725	2,280,027
Rollins, Inc. (a)	152,085	3,499,476
Standard Parking Corp. (a)	45,105	1,595,364
The Advisory Board Co. (a) (b)	70,615	3,574,531
Waste Connections, Inc. (b)	152,802	4,574,892

		35,191,331

Communications Equipment—3.5%
Adtran, Inc.	39,825	969,739
Anaren, Inc. (a) (b)	98,875	1,741,189
C-COR, Inc. (a) (b)	102,000	1,413,720
CommScope, Inc. (a) (b)	88,583	3,800,211
Comtech Telecommunications Corp. (a) (b)	21,002	813,407
Foundry Networks, Inc. (b)	166,705	2,262,187
Harmonic, Inc.	184,775	1,814,490
Harris Stratex Networks, Inc. (a)	85,406	1,638,941
Sirenza Microdevices, Inc. (a) (b)	202,463	1,745,231
Sonus Networks, Inc. (a) (b)	242,285	1,955,240

		18,154,355

Computers & Peripherals—1.2%
Brocade Communications Systems, Inc. (b)	273,947	2,607,975
Electronics for Imaging, Inc. (a) (b)	92,600	2,171,470
Imation Corp.	39,794	1,606,882

		6,386,327

Construction & Engineering—1.0%
Insituform Technologies, Inc. (a) (b)	103,175	2,145,008
Michael Baker Corp.	55,125	1,339,538
Washington Group International, Inc. (b)	25,800	1,713,636

		5,198,182

Construction Materials—0.6%
Eagle Materials, Inc.	24,480	1,092,542
Texas Industries, Inc. (a)	24,714	1,866,649

		2,959,191

Consumer Finance—1.8%
Advanta Corp. (Class B) (a)	86,828	3,806,540
Dollar Financial Corp. (b)	104,648	2,647,594
First Cash Financial Services (b)	112,503	2,506,567

		8,960,701

Containers & Packaging—0.3%
Rock Tennessee Co. (a)	47,333	1,571,456

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—2.7%
Bright Horizons Family Solutions, Inc. (b)	55,107	$2,080,289
DeVry, Inc. (b)	86,720	2,545,232
Laureate Education, Inc. (b)	21,246	1,252,876
New Oriental Education & Technology (ADR)	43,792	1,774,890
Sotheby’s Holdings, Inc. (Class A) (a)	47,250	2,101,680
Steiner Leisure, Ltd. (b)	53,450	2,404,181
Vertrue, Inc. (a) (b)	39,715	1,910,689

		14,069,837

Diversified Financial Services—0.4%
Genesis Lease, Ltd. (ADR)	82,475	2,156,721

Diversified Telecommunication Services—0.5%
Cogent Communications Group, Inc. (a) (b)	81,434	1,924,285
Iowa Telecommunications Services, Inc. (a)	22,855	457,100

		2,381,385

Electric Utilities—0.9%
Allete, Inc. (a)	32,100	1,496,502
ITC Holdings Corp. (a)	37,855	1,638,743
Portland General Electric Co. (a)	50,250	1,467,300

		4,602,545

Electrical Equipment—2.2%
First Solar, Inc. (a)	27,803	1,446,034
General Cable Corp. (a)	64,750	3,459,592
Hubbell, Inc. (Class B)	46,775	2,256,426
II-VI, Inc. (a) (b)	82,895	2,805,996
The Lamson & Sessions Co. (a)	55,350	1,538,177

		11,506,225

Electronic Equipment & Instruments—2.2%
Anixter International, Inc. (a) (b)	41,650	2,746,401
Excel Technology, Inc. (b)	48,000	1,311,840
FARO Technologies, Inc.	14,575	420,780
IPG Photonics Corp.	65,947	1,266,182
Keithley Instruments, Inc.	85,900	1,313,411
Littelfuse, Inc. (b)	47,200	1,916,320
Rofin-Sinar Technologies, Inc. (b)	24,975	1,478,021
X-Rite, Inc.	55,102	713,571

		11,166,526

Energy Equipment & Services—2.2%
Dresser-Rand Group, Inc. (a) (b)	64,375	1,960,863
Dril-Quip, Inc. (b)	28,065	1,214,653
FMC Technologies, Inc. (b)	20,640	1,439,846
Oceaneering International, Inc.	31,929	1,354,313
Tesco Corp. (b)	64,056	1,700,687
Universal Compression Holdings, Inc. (b)	51,915	3,513,607

		11,183,969

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc.	57,675	1,442,452
Smart & Final, Inc. (a)	108,475	2,361,501
Winn-Dixie Stores, Inc.	141,520	2,497,828

		6,301,781

Security Description	Shares	Value

Food Products—0.9%
J & J Snack Foods Corp.	48,341	$1,908,986
Ralcorp Holdings, Inc. (b)	38,915	2,502,235

		4,411,221

Gas Utilities—0.7%
UGI Corp.	142,925	3,817,527

Health Care Equipment & Supplies—4.4%
Arrow International, Inc.	59,575	1,915,932
Hologic, Inc. (a) (b)	43,825	2,526,073
Inverness Medical Innovations, Inc. (a) (b)	74,455	3,259,640
Kyphon, Inc. (a) (b)	46,073	2,079,735
Meridian Bioscience, Inc. (a)	69,000	1,915,440
NuVasive, Inc. (a) (b)	101,608	2,413,190
PolyMedica Corp. (a)	61,508	2,603,634
Viasys Healthcare, Inc. (b)	130,018	4,419,312
West Pharmaceutical Services, Inc. (a)	33,930	1,575,370

		22,708,326

Health Care Providers & Services—2.4%
Healthspring, Inc. (b)	41,018	965,974
inVentiv Health, Inc. (b)	90,400	3,461,416
NovaMed, Inc. (b)	233,800	1,515,024
Option Care, Inc. (a)	111,025	1,476,633
Radiation Therapy Services, Inc. (a) (b)	74,633	2,286,755
Sun Healthcare Group, Inc. (a)	205,150	2,533,602

		12,239,404

Health Care Technology—1.1%
Allscripts Heathcare Solutions, Inc. (a) (b)	78,765	2,111,690
Phase Forward, Inc.	140,052	1,838,883
Vital Images, Inc. (b) (a)	56,501	1,879,223

		5,829,796

Hotels, Restaurants & Leisure—3.6%
Bob Evans Farms, Inc.	61,318	2,265,700
CEC Entertainment, Inc. (b)	79,683	3,310,032
Chipotle Mexican Grill, Inc. (Class A) (a) (b)	44,000	2,732,400
Life Time Fitness, Inc. (a)	40,255	2,069,509
McCormick & Schmick’s Seafood Restaurants, Inc. (b)	84,275	2,259,413
Morton’s Restaurant Group, Inc. (b)	76,325	1,357,822
Pinnacle Entertainment, Inc.	75,310	2,189,261
Triarc Cos., Inc.	87,967	1,512,153
Trump Entertainment Resorts, Inc. (a) (b)	33,515	605,616

		18,301,906

Household Durables—1.1%
Interface, Inc.	140,150	2,240,999
Jarden Corp.	65,714	2,516,846
Sealy Corp. (a)	57,355	1,002,565

		5,760,410

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.1%
Walter Industries, Inc. (a)	23,580	$583,605

Insurance—5.0%
American Equity Investment Life (a)	171,625	2,253,436
Arch Capital Group, Ltd. (b)	36,550	2,493,075
Argonaut Group, Inc.	58,740	1,900,826
Delphi Financial Group, Inc.	66,043	2,656,910
Employers Holdings, Inc.	75,695	1,515,414
First Mercury Financial Corp. (b)	72,300	1,485,765
Midland Co.	38,875	1,649,078
National Financial Partners Corp. (a)	70,235	3,294,724
ProAssurance Corp. (b)	40,625	2,077,969
RLI Corp.	42,975	2,360,617
The Navigators Group, Inc. (b)	41,700	2,092,089
United Fire & Casualty Co.	55,050	1,933,906

		25,713,809

Internet & Catalog Retail—0.4%
VistaPrint, Ltd. (a) (b)	59,590	2,282,297

Internet Software & Services—1.1%
aQuantive, Inc. (a) (b)	93,995	2,623,401
Online Resources Corp. (a) (b)	137,426	1,576,276
Websense, Inc. (a) (b)	63,500	1,459,865

		5,659,542

IT Services—2.4%
Lightbridge, Inc. (b)	116,904	2,054,003
Perot Systems Corp. (Class A) (b)	147,400	2,634,038
Syntel, Inc. (a)	55,893	1,936,692
Tyler Technologies, Inc. (a)	118,400	1,503,680
Wright Express Corp. (b)	130,750	3,965,648

		12,094,061

Leisure Equipment & Products—0.5%
Smith & Wesson Holding Corp. (a) (b)	148,175	1,939,611
Steinway Musical Instruments, Inc. (b)	20,771	670,280

		2,609,891

Life Sciences Tools & Services—0.4%
Exelixis, Inc. (b)	110,230	1,095,686
PerkinElmer, Inc.	48,270	1,169,100

		2,264,786

Machinery—5.2%
Actuant Corp. (a)	53,780	2,732,562
Albany International Corp. (Class A) (a)	72,840	2,617,869
American Science & Engineering, Inc. (a) (b)	22,325	1,175,858
Barnes Group, Inc. (a)	98,975	2,277,415
CLARCOR, Inc.	50,244	1,597,759
Commercial Vehicle Group, Inc. (b)	67,200	1,384,320
ESCO Technologies, Inc. (a) (b)	36,038	1,615,223
Harsco Corp.	53,400	2,395,524
LB Foster Co. (a)	36,843	759,334
Mueller Water Products, Inc. (a)	122,467	1,691,269

Security Description	Shares	Value

Machinery—(Continued)
Nordson Corp.	28,897	$1,342,555
RBC Bearings, Inc. (b)	129,379	4,325,140
The Middleby Corp. (a)	19,525	2,574,176

		26,489,004

Media—2.9%
4Kids Entertainment, Inc.	43,405	821,223
Alloy, Inc. (b)	118,800	1,411,344
Harte-Hanks, Inc.	6,141	169,430
Interactive Data Corp. (b)	56,190	1,390,702
John Wiley & Sons, Inc. (a)	70,925	2,678,128
Journal Communications, Inc.	170,270	2,232,240
Knology, Inc. (a)	141,264	2,236,209
Live Nation, Inc. (a) (b)	134,720	2,971,923
National CineMedia, Inc.	35,747	954,445

		14,865,644

Metals & Mining—1.5%
Chaparral Steel Co.	33,429	1,944,565
Haynes International, Inc.	9,943	725,143
Northwest Pipe Co.	62,835	2,502,718
Reliance Steel & Aluminum Co.	49,100	2,376,440

		7,548,866

Multi-Utilities—0.6%
NorthWestern Corp.	82,475	2,922,089

Multiline Retail—0.6%
Dollar Tree Stores, Inc. (b)	77,560	2,965,894

Oil, Gas & Consumable Fuels—3.1%
Arena Resources, Inc. (a) (b)	35,025	1,755,453
ATP Oil & Gas Corp. (a) (b)	20,198	759,445
Denbury Resources, Inc. (b)	48,725	1,451,518
Helix Energy Solutions Group, Inc. (b)	140,552	5,241,184
Mariner Energy, Inc. (b)	100,125	1,915,391
Penn Virginia Corp.	26,119	1,917,134
PetroHawk Energy Corp. (a) (b)	112,395	1,480,242
The Exploration Co. of Delaware, Inc. (a)	134,841	1,463,025

		15,983,392

Personal Products—0.5%
Alberto-Culver Co.	120,332	2,753,196

Pharmaceuticals—0.3%
Santarus, Inc. (a) (b)	232,075	1,633,808

Real Estate Investment Trusts—3.1%
BioMed Realty Trust, Inc.	86,900	2,285,470
CBL & Associates Properties, Inc.	30,705	1,376,812
Corporate Office Properties Trust (a)	44,150	2,016,772
First Potomac Realty Trust (a)	86,025	2,457,734
Health Care REIT, Inc. (a)	29,398	1,290,572
Kite Realty Group Trust	126,775	2,529,161
LaSalle Hotel Properties	61,175	2,836,073
Potlatch Corp. (a)	29,017	1,328,399

		16,120,993

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	19,930	$2,078,300

Road & Rail—0.9%
Celadon Group, Inc. (a)	68,495	1,143,866
Genesee & Wyoming, Inc. (a) (b)	46,975	1,250,005
Laidlaw International, Inc.	68,145	2,357,817

		4,751,688

Semiconductors & Semiconductor Equipment—3.6%
ATMI, Inc. (a) (b)	63,243	1,933,338
Cypress Semiconductor Corp. (a) (b)	89,800	1,665,790
Diodes, Inc. (a) (b)	33,242	1,158,484
Entegris, Inc. (b)	190,370	2,036,959
Fairchild Semiconductor International, Inc. (b)	45,133	754,624
Netlogic Microsystems, Inc. (a) (b)	79,422	2,114,213
Pericom Semiconductor Corp. (b)	58,565	572,766
Rudolph Technologies, Inc. (a) (b)	99,200	1,730,048
Tessera Technologies, Inc. (b)	72,600	2,885,124
Verigy, Ltd.	86,000	2,018,420
Volterra Semiconductor Corp. (a) (b)	122,400	1,598,544

		18,468,310

Software—4.1%
Blackboard, Inc. (a) (b)	77,125	2,593,714
Glu Mobile, Inc. (a) (b)	91,200	912,000
Hyperion Solutions Corp. (b)	55,676	2,885,687
Informatica Corp. (b)	164,100	2,203,863
MapInfo Corp. (b)	88,400	1,779,492
Opsware, Inc. (a) (b)	259,040	1,878,040
Progress Software Corp. (b)	54,483	1,699,870
Quest Software, Inc. (a) (b)	141,250	2,298,138
Radiant Systems, Inc. (a) (b)	91,208	1,188,440
Sybase, Inc. (b)	42,316	1,069,748
The Ultimate Software Group, Inc. (a) (b)	96,250	2,520,787

		21,029,779

Specialty Retail—2.3%
Dick’s Sporting Goods, Inc. (b)	38,965	2,270,101
Jo-Ann Stores, Inc. (a)	105,053	2,862,694
Lithia Motors, Inc. (a)	33,000	904,530
Pier 1 Imports, Inc. (a)	156,265	1,079,791
Rent-A-Center, Inc. (a) (b)	72,500	2,028,550
Sonic Automotive, Inc.	86,500	2,465,250

		11,610,916

Textiles, Apparel & Luxury Goods—2.6%
Fossil, Inc. (a) (b)	115,215	3,049,741
Hanesbrands, Inc. (b)	63,900	1,878,021
Movado Group, Inc. (a)	79,562	2,343,101
Phillips-Van Heusen Corp.	38,650	2,272,620
Quiksilver, Inc. (a) (b)	164,510	1,908,316
Volcom, Inc. (b)	57,000	1,958,520

		13,410,319

Security Description	Shares	Value

Thrifts & Mortgage Finance—0.4%
PFF Bancorp, Inc.	63,425	$1,923,680

Trading Companies & Distributors—0.7%
Aircastle, Ltd. (a)	78,835	2,789,183
Electro Rent Corp. (b)	39,073	562,651

		3,351,834

Water Utilities—0.4%
American State Water Co. (a)	35,450	1,307,041
Middlesex Water Co.	49,817	916,135

		2,223,176

Wireless Telecommunication Services—0.5%
SBA Communications Corp. (b)	90,325	2,669,104

Total Common Stock (Identified Cost $406,705,232)		502,811,122

Short Term Investments—2.6%
Security Description	Face Amount	Value

Commercial Paper—2.6%
Prudential Funding Corp. 3.750%, 04/02/07	$13,116,000	13,114,634

Total Short Term Investments (Identified Cost $13,114,634)		13,114,634

Total Investments—100.5% (Identified Cost $419,819,866) (c)		515,925,756
Liabilities in excess of other assets		(2,514,928)

Total Net Assets—100%		$513,410,828

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $128,264,497 and the collateral received consisted of cash in the amount of $131,279,938.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $419,819,866 and the composition of unrealized appreciation and depreciation of investment securities was $100,788,656 and $(4,682,766), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Mutual Funds—100.1%

Security Description	Shares	Value

Investment Companies—100.1%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	415,516	$5,842,160
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	601,109	12,058,240
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	484,212	6,938,760
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	715,421	7,869,633
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	114,574	2,118,470
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	390,191	13,789,345
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	731,443	11,849,383
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	228,728	4,704,937
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	442,281	6,762,478
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	446,308	5,726,134
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	251,291	9,164,596
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	471,467	10,381,706
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	215,130	3,439,924
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	669,044	10,289,903
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	286,208	4,622,265

Total Mutual Funds (Identified Cost $107,658,520)		115,557,934

Total Investments—100.1% (Identified Cost $107,658,520) (a)		115,557,934
Liabilities in excess of other assets		(68,726)

Total Net Assets—100%		$115,489,208

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $107,658,520 and the unrealized appreciation of investment securities was $7,899,414.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Mutual Funds—100.1%

Security Description	Shares	Value

Investment Companies—100.1%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	59,382	$834,910
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	85,819	1,721,525
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	57,668	826,379
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	73,118	804,297
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	325,823	4,186,828
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	1,891,325	22,714,810
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	129,271	14,231,491
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	69,745	2,464,787
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	104,455	1,692,171
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	40,855	840,380
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	52,735	806,314
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	63,829	818,931
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	44,921	1,638,266
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	74,883	1,648,932
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	51,275	819,884
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	106,316	1,635,139
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	51,138	825,884
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	1,181,518	15,087,991
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	805,766	10,047,907

Total Mutual Funds (Identified Cost $80,561,227)		83,646,826

Total Investments—100.1% (Identified Cost $80,561,227) (a)		83,646,826
Liabilities in excess of other assets		(57,214)

Total Net Assets—100%		$83,589,612

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $80,561,227 and the unrealized appreciation of investment securities was $3,085,599.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

MetLife Conservative To Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	525,361	$7,386,578
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	759,707	15,239,728
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	510,301	7,312,619
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	969,677	10,666,442
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	1,153,988	14,828,751
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	181,247	3,351,253
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	6,823,948	81,955,615
Metropolitan Series Fund, Inc.—BlackRock Bond Income Portfolio, (Class A)	370,347	40,771,532
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	514,034	18,165,967
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	924,805	14,981,848
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	361,525	7,436,564
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	699,294	10,692,199
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	564,490	7,242,405
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	297,943	10,865,971
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	662,478	14,587,766
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	226,727	3,625,369
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	705,152	10,845,234
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	452,445	7,306,989
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	4,359,495	55,670,749
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	2,080,986	25,949,896

Total Mutual Funds (Identified Cost $351,664,533)		368,883,475

Total Investments—100.0% (Identified Cost $351,664,533) (a)		368,883,475
Liabilities in excess of other assets		(130,545)

Total Net Assets—100%		$368,752,930

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $351,664,533 and the unrealized appreciation of investment securities was $17,218,942.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—96.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Alliant Techsystems, Inc. (a)	14,089	$1,238,705
DRS Technologies, Inc.	17,315	903,324
Precision Castparts Corp.	58,589	6,096,185

		8,238,214

Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc.	91,471	3,779,582

Airlines—0.4%
AirTran Holdings, Inc. (a) (b)	39,024	400,776
Alaska Air Group, Inc. (a)	17,217	655,968
JetBlue Airways Corp. (a) (b)	76,131	876,268

		1,933,012

Auto Components—1.0%
ArvinMeritor, Inc. (b)	30,474	556,151
Bandag, Inc. (b)	4,905	248,634
BorgWarner, Inc.	24,771	1,868,229
Gentex Corp. (b)	61,062	992,257
Lear Corp. (a)	32,639	1,191,650
Modine Manufacturing Co.	14,035	321,402

		5,178,323

Automobiles—0.1%
Thor Industries, Inc. (b)	14,996	590,692

Beverages—0.3%
Hansen Natural Corp. (b)	26,008	985,183
PepsiAmericas, Inc.	25,857	577,128

		1,562,311

Biotechnology—1.2%
Cephalon, Inc. (a) (b)	28,069	1,998,793
Martek Biosciences Corp. (a) (b)	13,780	284,144
Millennium Pharmaceuticals, Inc. (a) (b)	135,760	1,542,233
PDL BioPharma, Inc. (a) (b)	49,250	1,068,725
Vertex Pharmaceuticals, Inc. (a)	54,115	1,517,385

		6,411,280

Capital Markets—2.4%
A.G. Edwards, Inc.	32,162	2,224,967
Eaton Vance Corp.	53,999	1,924,524
Investors Financial Services Corp.	28,195	1,639,539
Jefferies Group, Inc.	44,943	1,301,100
Nuveen Investments, Inc. (Class A) (b)	33,922	1,604,511
Raymond James Financial, Inc.	39,542	1,176,770
SEI Investments Co.	27,086	1,631,390
Waddell & Reed Financial, Inc. (Class A)	35,829	835,532

		12,338,333

Chemicals—3.3%
Airgas, Inc.	33,566	1,414,807
Albemarle Corp.	33,753	1,395,349
Cabot Corp.	27,490	1,312,098

Security Description	Shares	Value

Chemicals—(Continued)
Chemtura Corp.	103,014	$1,125,943
Cytec Industries, Inc.	17,980	1,011,195
Ferro Corp.	18,433	398,337
FMC Corp. (a)	16,373	1,235,015
Lyondell Chemical Co.	91,567	2,744,263
Minerals Technologies, Inc. (b)	8,116	504,491
Olin Corp.	31,399	531,899
RPM International, Inc.	51,109	1,180,618
Sensient Technologies Corp.	19,982	515,136
The Lubrizol Corp.	29,551	1,522,763
The Scotts Miracle-Gro Co. (b)	18,661	821,644
Valspar Corp.	43,654	1,214,891

		16,928,449

Commercial Banks—2.5%
Associated Banc-Corp	55,746	1,873,065
Bank Hawaii Corp.	21,247	1,126,728
Cathay General Bancorp (a) (b)	22,124	751,773
City National Corp.	17,098	1,258,413
Cullen/Frost Bankers, Inc.	25,578	1,338,497
FirstMerit Corp. (b)	34,226	722,511
Greater Bay Bancorp	21,803	586,283
SVB Financial Group (a) (b)	14,744	716,411
TCF Financial Corp.	47,932	1,263,487
The Colonial BancGroup, Inc.	65,292	1,615,977
WestAmerica Bancorp (b)	12,957	624,139
Wilmington Trust Corp.	29,263	1,234,021

		13,111,305

Commercial Services & Supplies—3.6%
Adesa, Inc.	38,767	1,071,132
ChoicePoint, Inc. (a)	32,715	1,224,523
Copart, Inc. (a)	30,421	852,092
Deluxe Corp.	22,045	739,169
Herman Miller, Inc.	27,557	922,884
HNI Corp. (b)	20,473	940,325
Kelly Services, Inc. (Class A)	9,200	296,240
Korn/Ferry International (a) (b)	18,242	418,472
Manpower, Inc.	36,388	2,684,343
Mine Safety Appliances Co. (b)	12,772	537,190
Navigant Consulting, Inc. (a) (b)	23,201	458,452
Republic Sevices, Inc.	71,993	2,002,845
Rollins, Inc.	12,832	295,264
Stericycle, Inc. (a)	18,936	1,543,284
The Brinks Co.	20,724	1,314,938
The Corporate Executive Board Co.	16,320	1,239,667
The Dun & Bradstreet Corp. (a)	25,637	2,338,094

		18,878,914

Communications Equipment—2.1%
3Com Corp. (a)	169,761	663,766
Adtran, Inc.	26,361	641,890
Andrew Corp. (a)	66,909	708,566
Avocent Corp. (a)	21,704	585,357
CommScope, Inc. (a)	25,598	1,098,154

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Dycom Industries, Inc. (a) (b)	17,372	$452,714
F5 Networks, Inc. (a)	17,638	1,176,102
Harris Corp.	57,294	2,919,129
Plantronics, Inc. (b)	20,463	483,336
Polycom, Inc. (a)	38,832	1,294,271
Powerwave Technologies, Inc. (a) (b)	55,632	316,546
UTStarcom, Inc. (a) (b)	45,436	376,665

		10,716,496

Computers & Peripherals—0.8%
Diebold, Inc.	28,075	1,339,458
Imation Corp.	14,982	604,973
Palm, Inc. (b)	43,619	790,813
Western Digital Corp. (a)	94,001	1,580,157

		4,315,401

Construction & Engineering—0.9%
Granite Construction, Inc.	14,476	799,944
Jacobs Engineering Group, Inc. (a)	50,546	2,357,971
Quanta Services, Inc. (a) (b)	50,555	1,274,997

		4,432,912

Construction Materials—0.8%
Florida Rock Industries, Inc.	21,090	1,419,146
Martin Marietta Materials, Inc.	19,251	2,602,735

		4,021,881

Consumer Finance—0.2%
AmeriCredit Corp. (a) (b)	50,172	1,146,932

Containers & Packaging—0.5%
Packaging Corp. of America	34,961	853,049
Sonoco Products Co.	42,514	1,597,676

		2,450,725

Diversified Consumer Services—1.4%
Career Education Corp. (a)	40,544	1,236,592
Corinthian Colleges, Inc. (a)	36,916	507,595
DeVry, Inc. (a)	25,471	747,574
ITT Educational Services, Inc. (a)	13,692	1,115,761
Laureate Education, Inc. (a)	21,979	1,296,102
Regis Corp.	19,193	774,821
Sotheby’s Holdings, Inc. (Class A) (b)	24,438	1,087,002
Strayer Education, Inc.	6,108	763,500

		7,528,947

Diversified Financial Services—0.4%
Leucadia National Corp. (b)	69,332	2,039,747

Diversified Telecommunication Services—0.3%
Cincinnati Bell, Inc. (a)	105,740	496,978
NeuStar, Inc. (Class A) (a) (b)	27,681	787,248

		1,284,226

Security Description	Shares	Value

Electric Utilities—2.3%
DPL, Inc. (b)	48,326	$1,502,455
Duquesne Light Holdings, Inc. (b)	37,513	742,382
Great Plains Energy, Inc. (b)	36,714	1,191,369
Hawaiian Electric Inducstries, Inc. (b)	34,811	904,738
IDACORP, Inc. (b)	18,644	630,913
Northeast Utilities	65,923	2,160,297
Pepco Holdings, Inc.	82,233	2,386,401
Sierra Pacific Resources (a)	94,536	1,643,036
Westar Energy, Inc.	37,384	1,028,808

		12,190,399

Electrical Equipment—1.1%
AMETEK, Inc.	45,375	1,567,253
Hubbell, Inc. (Class B)	25,622	1,236,005
Roper Industries, Inc.	37,563	2,061,457
Thomas & Betts Corp. (a)	21,960	1,072,087

		5,936,802

Electronic Equipment & Instruments—2.4%
Amphenol Corp. (Class A)	38,040	2,456,243
Arrow Electronics, Inc. (a) (b)	52,513	1,982,366
Avnet, Inc. (a)	54,931	1,985,206
CDW Corp.	25,893	1,590,607
Ingram Micro, Inc.	60,914	1,176,249
Kemet Corp. (a)	35,777	273,694
National Instruments Corp.	24,377	639,409
Newport Corp. (a) (b)	17,529	286,950
Technologies Data Corp. (a)	23,271	833,334
Vishay Intertechnology, Inc. (a)	78,819	1,101,890

		12,325,948

Energy Equipment & Services—3.1%
Cameron International Corp.	48,082	3,019,069
FMC Technologies, Inc. (a)	28,866	2,013,692
Grant Prideco, Inc. (a)	54,672	2,724,853
Hanover Compressor Co. (a) (b)	44,692	994,397
Helmerich & Payne, Inc.	44,109	1,338,267
Patterson-UTI Energy, Inc. (b)	66,887	1,500,944
Pride International, Inc. (a)	70,654	2,126,685
Superior Energy Services, Inc. (a)	34,454	1,187,629
Tidewater, Inc. (b)	24,555	1,438,432

		16,343,968

Food & Staples Retailing—0.3%
BJ’s Wholesale Club, Inc. (a)	27,493	930,088
Ruddick Corp.	15,347	461,638

		1,391,726

Food Products—0.9%
Hormel Foods Corp.	31,232	1,161,518
Lancaster Colony Corp.	9,992	441,547
Smithfield Foods, Inc. (a) (b)	42,627	1,276,679
The J. M. Smucker Co.	24,192	1,289,917
Tootsie Roll Industries, Inc. (b)	11,592	347,407

		4,517,068

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Gas Utilities—1.6%
AGL Resources, Inc.	33,222	$1,419,244
Equitable Resources, Inc.	51,968	2,511,094
National Fuel Gas Co. (b)	35,366	1,529,933
ONEOK, Inc.	47,363	2,131,335
WGL Holdings, Inc. (b)	20,997	671,484

		8,263,090

Health Care Equipment & Supplies—2.8%
Advanced Medical Optics, Inc. (a) (b)	25,505	948,786
Beckman Coulter, Inc.	26,350	1,683,501
Cytyc Corp. (a)	49,044	1,677,795
Dentsply International, Inc.	65,001	2,128,783
Edwards Lifesciences Corp. (a)	24,732	1,253,912
Gen-Probe, Inc. (a)	22,345	1,052,003
Hillenbrand Industries, Inc. (b)	26,292	1,560,956
Intuitive Surgical, Inc. (a) (b)	15,868	1,929,073
ResMed, Inc.	32,816	1,652,942
STERIS Corp.	27,718	736,190

		14,623,941

Health Care Providers & Services—3.9%
Apria Healthcare Group, Inc. (a)	18,511	596,980
Community Health Systems, Inc. (a)	40,193	1,416,803
Covance, Inc. (a)	27,334	1,622,000
Health Management Associates, Inc. (Class A) (b)	103,451	1,124,512
Health Net, Inc. (a)	47,818	2,573,087
Henry Schein, Inc. (a)	37,581	2,073,720
LifePoint Hospitals, Inc. (a)	24,511	936,810
Lincare Holdings, Inc. (a)	37,406	1,370,930
Omnicare, Inc. (b)	51,902	2,064,143
Psychiatric Solutions, Inc. (a)	22,949	925,074
Triad Hospitals, Inc. (a)	37,753	1,972,594
Universal Health Services, Inc. (Class B)	23,021	1,318,182
VCA Antech, Inc. (a)	35,732	1,297,429
Wellcare Group, Inc. (b)	14,171	1,208,078

		20,500,342

Health Care Technology—0.3%
Cerner Corp. (a) (b)	27,976	1,523,293

Hotels, Restaurants & Leisure—1.7%
Applebee’s International, Inc.	31,756	786,914
Bob Evans Farms, Inc.	15,289	564,928
Boyd Gaming Corp. (b)	18,254	869,621
Brinker International, Inc.	52,262	1,708,967
CBRL Group, Inc.	10,762	498,281
International Speedway Corp. (Class A)	15,280	789,976
OSI Restaurant Partners, Inc.	32,103	1,268,068
Ruby Tuesday, Inc. (b)	25,273	722,808
Scientific Games Corp. (a) (b)	28,671	941,269
The Cheesecake Factory, Inc. (a) (b)	33,444	891,283

		9,042,115

Household Durables—1.4%
Amereican Greetings Corp. (Class A) (b)	24,286	563,678

Security Description	Shares	Value

Household Durables—(Continued)
Beazer Homes USA, Inc. (b)	16,730	$485,672
Blyth, Inc.	10,745	226,827
Furniture Brands International, Inc. (b)	20,652	325,889
Hovnanian Enterprises, Inc. (Class A) (a) (b)	15,625	393,125
M.D.C. Holdings, Inc. (b)	14,888	715,666
Mohawk Industries, Inc. (a) (b)	22,946	1,882,719
The Ryland Group, Inc. (b)	18,191	767,478
Toll Brothers, Inc. (a)	54,185	1,483,585
Tupperware Corp.	26,075	650,050

		7,494,689

Household Products—0.7%
Church & Dwight Co., Inc.	28,030	1,411,311
Energizer Holdings, Inc. (a) (b)	23,983	2,046,469

		3,457,780

Independent Power Producers & Energy Traders—0.1%
Black Hills Corp. (b)	14,274	524,855

Industrial Conglomerates—0.5%
Carisle Cos., Inc. (b)	26,068	1,119,099
Sequa Corp. (Class A) (a)	2,951	353,442
Teleflex, Inc.	16,715	1,137,790

		2,610,331

Insurance—4.4%
American Financial Group, Inc.	29,931	1,018,851
Arthur J. Gallagher & Co. (b)	42,024	1,190,540
Brown & Brown, Inc.	49,221	1,331,428
Everest Re Group, Ltd.	27,362	2,631,404
Fidelity National Financial, Inc.	94,664	2,272,883
First American Corp. (b)	41,226	2,090,983
Hanover Insurance Group, Inc.	21,907	1,010,351
HCC Insurance Holdings, Inc. (b)	47,812	1,472,610
Horace Mann Educators Corp.	18,426	378,654
Mercury General Corp.	15,184	805,359
Ohio Casualty Corp. (a)	25,594	766,540
Old Republic International Corp.	98,774	2,184,881
Protective Life Corp.	29,917	1,317,545
StanCorp Financial Group, Inc.	22,889	1,125,452
Unitrin, Inc.	17,177	808,521
W.R. Berkley Corp.	72,508	2,401,465

		22,807,467

Internet & Catalog Retail—0.2%
Coldwater Creek, Inc. (a) (b)	25,850	524,238
Netflix, Inc. (b)	25,834	599,090

		1,123,328

Internet Software & Services—0.2%
ValueClick, Inc. (a)	42,526	1,111,204

IT Services—2.6%
Acxiom Corp.	29,459	630,128
Alliance Data Systems Co. (a)	28,221	1,738,978

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Broadridge Financial Solutions, Inc.	58,810	$1,158,557
Ceridian Corp. (a)	60,344	2,102,385
CheckFree Corp. (a) (b)	37,348	1,385,237
CSG Systems International, Inc. (a)	19,377	484,813
DST Systems, Inc. (a)	23,650	1,778,480
Gartner, Inc. (Class A) (a)	22,235	532,528
Global Payments, Inc.	29,250	996,255
MoneyGram International, Inc.	35,834	994,752
MPS Group, Inc. (a)	43,789	619,614
SRA International, Inc. (a) (b)	17,607	428,907
The BISYS Group, Inc. (a)	51,709	592,585

		13,443,219

Leisure Equipment & Products—0.1%
Callaway Golf Co.	26,566	418,680

Life Sciences Tools & Services—1.4%
Affymetrix, Inc. (b)	29,146	876,420
Charles River Laboratories International, Inc. (a)	28,599	1,322,990
Invitrogen Corp. (a)	20,111	1,280,065
Pharmaceutical Product Development, Inc.	44,347	1,494,051
Techne Corp. (a)	16,843	961,735
Varian, Inc. (a)	13,057	760,701
Ventana Medical Systems, Inc. (a) (b)	14,119	591,586

		7,287,548

Machinery—3.9%
AGCO Corp. (a)	39,025	1,442,754
Crane Co.	21,747	879,014
Donaldson Co., Inc. (b)	29,442	1,062,856
Federal Signal Corp.	20,359	315,972
Flowserve Corp.	24,209	1,384,513
Graco, Inc.	28,477	1,115,159
Harsco Corp.	35,906	1,610,743
Joy Global, Inc. (b)	46,753	2,005,704
Kennametal, Inc.	16,508	1,116,106
Lincoln Electric Holdings, Inc.	18,290	1,089,352
Nordson Corp.	14,393	668,699
Oshkosh Truck Corp.	31,588	1,674,164
Pentair, Inc.	42,682	1,329,971
SPX Corp.	25,511	1,790,872
The Timkin Co.	40,247	1,219,887
Trinity Industries, Inc. (b)	34,173	1,432,532

		20,138,298

Marine—0.2%
Alexander & Baldwin, Inc. (b)	18,321	924,111

Media—1.3%
Belo Corp. (Class A)	37,602	702,029
Catalina Marketing Corp.	15,500	489,490
Entercom Communications Corp.	11,975	337,456
Harte-Hanks, Inc.	20,175	556,628
John Wiley & Sons, Inc.	18,894	713,437
Lee Enterprises, Inc.	19,675	591,234

Security Description	Shares	Value

Media—(Continued)
Media General, Inc.(Class A) (b)	10,308	$393,353
Scholastic Corp. (a)	11,080	344,588
The Washington Post Co. (Class B)	2,407	1,837,745
Valassis Communications, Inc. (a) (b)	20,457	351,656
Westwood One, Inc. (a) (b)	29,877	205,255

		6,522,871

Metals & Mining—1.0%
Commercial Metals Co.	50,509	1,583,457
Reliance Steel & Aluminum Co.	27,548	1,333,323
Steel Dynamics, Inc.	37,278	1,610,410
Worthington Industries, Inc. (b)	29,861	614,539

		5,141,729

Multi-Utilities—3.4%
Alliant Energy Corp.	49,663	2,225,896
Aquila, Inc. (a)	160,074	669,109
Energy East Corp. (b)	67,012	1,632,412
MDU Resources Group, Inc.	77,401	2,224,505
NSTAR	45,637	1,602,771
OGE Energy Corp.	39,032	1,514,442
PNM Resources, Inc.	32,424	1,047,295
Puget Energy, Inc.	49,873	1,280,739
SCANA Corp.	49,849	2,151,981
Venctren Corp. (b)	32,581	931,817
Wisconsin Energy Corp.	49,971	2,424,593

		17,705,560

Multiline Retail—0.6%
99 Cents Only Stores (a) (b)	19,917	293,377
Dollar Tree Stores, Inc. (a)	43,841	1,676,480
Saks, Inc. (a) (b)	59,337	1,236,583

		3,206,440

Mutual Funds—1.6%
MidCap SPDR Trust, Series 1 (b)	55,400	8,563,178

Office Electronics—0.2%
Zebra Technologies Corp. (Class A) (a)	29,457	1,137,335

Oil, Gas & Consumable Fuels—4.6%
Arch Coal, Inc. (b)	60,834	1,866,995
Cimarex Energy Co.	35,569	1,316,764
Denbury Resources, Inc. (a)	51,474	1,533,410
Encore Aquisition Co.	22,694	548,968
Forest Oil Corp. (a) (b)	23,423	781,626
Frontier Oil Corp.	46,669	1,523,276
Newfield Exploration Co. (a)	55,544	2,316,740
Noble Energy, Inc.	72,811	4,343,176
Overseas Shipholding Group, Inc.	12,613	789,574
Pioneer Natural Resources Co.	52,770	2,274,915
Plains Exploration & Prodcution Co. (a)	30,935	1,396,406
Pogo Producing Co. (b)	24,987	1,201,875
Quicksilver Resources, Inc. (a) (b)	23,675	941,555
Southwestern Energy Co. (a)	72,202	2,958,838

		23,794,118

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.3%
Bowater, Inc. (b)	24,015	$572,037
Glatfelter	19,134	285,288
Louisiana-Pacific Corp.	44,580	894,275

		1,751,600

Personal Products—0.2%
Alberto-Culver Co.	34,780	795,766

Pharmaceuticals—0.9%
Medicis Pharmaceutical Corp. (Class A) (b)	23,758	732,222
Par Pharmaceutical Companies, Inc. (a) (b)	15,352	385,642
Perrigo Co. (b)	32,440	572,890
Sepracor, Inc. (a)	47,077	2,195,201
Valeant Pharmaceuticals International, Inc. (b)	40,341	697,496

		4,583,451

Real Estate Investment Trusts—4.1%
AMB Property Corp.	42,259	2,484,407
Highwoods Properties, Inc.	24,029	948,905
Hospitality Porperties Trust (b)	40,094	1,876,399
Liberty Property Trust (b)	39,055	1,902,760
Longview Fibre Co.	28,097	692,029
Mack-Cali Realty Corp.	28,966	1,379,651
New Plan Excel Realty Trust (b)	44,222	1,460,653
Potlatch Corp. (b)	16,617	760,726
Rayonier, Inc.	33,003	1,419,129
Regency Centers Corp.	29,566	2,470,239
The Macerich Co.	30,741	2,839,239
United Dominion Realty Trust, Inc.	57,915	1,773,357
Weingarten Realty Investors (b)	32,283	1,535,379

		21,542,873

Road & Rail—1.0%
Avis Budget Group, Inc. (a)	43,271	1,182,164
Con-way, Inc.	19,890	991,317
J.B. Hunt Transport Services, Inc.	43,958	1,153,458
Swift Transportation Co., Inc. (a)	23,118	720,357
Werner Enterprises, Inc. (b)	21,249	386,094
YRC Worldwide, Inc. (b)	24,445	983,178

		5,416,568

Semiconductors & Semiconductor Equipment—4.0%
Atmel Corp. (a)	183,038	920,681
Cree, Inc. (a) (b)	32,730	538,736
Cypress Semiconductor Corp. (a) (b)	79,047	1,466,322
Fairchild Semiconductor International, Inc. (a) (b)	52,789	882,632
Integrated Device Technology, Inc. (a)	83,967	1,294,771
International Rectifier Corp. (a) (b)	30,984	1,183,899
Intersil Corp. (Class A)	57,936	1,534,725
Lam Research Corp. (a)	60,577	2,867,715
Lattice Semiconductor Corp. (a)	49,026	286,802
MEMC Electronic Materials, Inc. (a)	71,856	4,353,036
Micrel, Inc. (a)	24,226	266,971
Microchip Technology, Inc.	92,332	3,280,556
RF Micro Devices, Inc. (a) (b)	82,444	513,626

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Semtech Corp. (a)	31,124	$419,551
Silicon Laboratories, Inc. (a)	23,430	701,026
TriQuint Semiconductor, Inc. (a)	58,653	293,265

		20,804,314

Software—2.7%
Activision, Inc. (a)	106,619	2,019,364
Advent Software, Inc. (a) (b)	8,514	296,883
Cadence Design Systems, Inc. (a)	119,563	2,517,997
Fair Isaac Corp.	24,406	944,024
Jack Henry & Associates, Inc.	33,012	793,939
Macrovision Corp. (a)	22,287	558,289
McAfee, Inc. (a)	68,161	1,982,122
Mentor Graphics Corp. (a)	36,303	593,191
Parametric Technology Corp.	48,736	930,370
Sybase, Inc. (a)	39,285	993,125
Synopsys, Inc. (a)	62,017	1,626,706
Transaction Systems Architects, Inc. (Class A) (a)	16,032	519,276
Wind River Systems, Inc. (a)	32,272	320,784

		14,096,070

Specialty Retail—5.6%
Advance Auto Parts, Inc.	45,149	1,740,494
Aeropostale, Inc. (a)	22,463	903,686
American Eagle Outfitters, Inc.	85,741	2,571,373
AnnTaylor Stores Corp. (a)	30,686	1,190,003
Barnes & Noble, Inc. (a)	21,865	862,574
Borders Group, Inc. (b)	25,384	518,341
Carmax, Inc. (a)	91,818	2,253,214
Charming Shoppes, Inc.	52,685	682,271
Chico’s FAS, Inc. (a) (b)	75,097	1,834,620
Claire’s Stores, Inc. (b)	39,763	1,277,188
Dick’s Sporting Goods, Inc. (a) (b)	16,069	936,180
Foot Locker, Inc.	66,504	1,566,169
GameStop Corp. (Class A) (a)	64,810	2,110,862
O’Reilly Automotive, Inc. (a)	48,451	1,603,728
Pacific Sunwear of California, Inc. (a)	29,678	618,193
Payless Shoesource, Inc. (a)	28,193	936,008
PetSmart, Inc.	57,986	1,911,218
Rent-A-Center, Inc. (a)	30,045	840,659
Ross Stores, Inc.	59,712	2,054,093
Urban Outfitters, Inc. (a) (b)	47,850	1,268,503
Williams-Sonoma, Inc. (b)	47,920	1,699,243

		29,378,620

Textiles, Apparel & Luxury Goods—0.6%
Hanesbrands, Inc. (a)	41,174	1,210,104
Phillips-Van Heusen Corp.	23,866	1,403,321
Timberland Co. (Class A)	21,471	558,890

		3,172,315

Thrifts & Mortgage Finance—2.0%
Astoria Financial Corp.	36,072	959,155
First Niagara Financial Group, Inc.	46,697	649,555
IndyMac Bancorp, Inc. (b)	30,905	990,505

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
New York Community Bancorp, Inc. (b)	116,921	$2,056,640
Radian Group, Inc.	34,155	1,874,427
The PMI Group, Inc.	37,119	1,678,521
Washington Federal, Inc.	37,365	876,583
Webster Finanical Corp.	24,126	1,158,289

		10,243,675

Tobacco—0.1%
Universal Corp.	11,096	680,740

Trading Companies & Distributors—0.9%
Fastenal Co. (b)	53,624	1,879,521
GATX Corp.	22,659	1,083,100
MSC Industrial Direct Co., Inc. (Class A)	22,849	1,066,591
United Rentals, Inc. (a)	28,465	782,788

		4,812,000

Water Utilities—0.2%
Aqua America, Inc. (b)	56,547	1,269,480

Wireless Telecommunication Services—0.5%
Telephone & Data Systems, Inc.	44,477	2,651,719

Total Common Stock (Identified Cost $401,005,583)		502,158,306

Short Term Investments—3.5%
Security Description	Face Amount	Value

Discount Notes—3.5%
Federal Home Loan Bank 5.130%, 05/16/07	$14,300,000	$14,208,301
5.150%, 04/13/07	150,000	149,742
5.150%, 04/20/07	3,875,000	3,864,468

Total Short Term Investments (Identified Cost $18,222,511)		18,222,511

Total Investments—99.9% (Identified Cost $419,228,094) (c)		520,380,817
Other assets less liabilities		439,635

Total Net Assets—100%		$520,820,452

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $123,319,361 and the collateral received consisted of cash in the amount of $124,799,563 and securities with a market value of $1,266,309.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $419,228,094 and the composition of unrealized appreciation and depreciation of investment securities was $115,632,814 and $(14,480,091), respectively.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2007	Net Unrealized Appreciation
S&P 400 Index Futures	06/14/2007	42	$17,426,010	$17,971,800	$545,790

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	2,121,450	$29,827,592
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	3,067,479	61,533,627
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	2,746,942	39,363,680
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	3,480,354	38,283,889
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	2,329,311	29,931,642
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	488,107	9,025,095
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	17,529,978	210,535,031
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	1,937,175	68,459,766
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	3,733,607	60,484,428
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	973,144	20,017,570
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	2,510,071	38,378,987
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	2,279,227	29,242,485
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	1,604,099	58,501,483
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	2,675,020	58,903,934
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	1,220,750	19,519,800
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	3,163,638	48,656,753
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	1,217,905	19,669,171
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	9,386,032	119,859,629
Metropolitan Series Fund, Inc.—Western Asset Mgt. U.S. Government Portfolio, (Class A)	2,400,252	29,931,140

Total Mutual Funds (Identified Cost $937,855,753)		990,125,702

Total Investments—100.0% (Identified Cost $937,855,753) (a)		990,125,702
Liabilities in excess of other assets		(316,753)

Total Net Assets—100%		$989,808,949

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $937,855,753 and the unrealized appreciation of investment securities was $52,269,949.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Met Investors Series Trust—Dreman Small Cap Value Portfolio, (Class A)	2,820,799	$39,660,433
Met Investors Series Trust—Harris Oakmark International Portfolio, (Class A)	4,077,723	81,799,127
Met Investors Series Trust—Lazard Mid-Cap Portfolio, (Class A)	3,424,639	49,075,083
Met Investors Series Trust—Legg Mason Value Equity Portfolio, (Class A)	5,208,122	57,289,337
Met Investors Series Trust—Lord Abbett Bond Debenture Portfolio, (Class A)	774,420	9,951,303
Met Investors Series Trust—Neuberger Berman Real Estate Portfolio, (Class A)	974,330	18,015,356
Met Investors Series Trust—PIMCO Total Return Portfolio, (Class A)	10,823,793	129,993,755
Metropolitan Series Fund, Inc.—Davis Venture Value Portfolio, (Class A)	2,760,445	97,554,130
Metropolitan Series Fund, Inc.—FI International Stock Portfolio, (Class A)	4,963,925	80,415,589
Metropolitan Series Fund, Inc.—FI Mid Cap Opportunities Portfolio, (Class A)	1,455,679	29,943,326
Metropolitan Series Fund, Inc.—Harris Oakmark Large Cap Value Portfolio, (Class A)	3,130,221	47,861,084
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	3,031,174	38,889,956
Metropolitan Series Fund, Inc.—MetLife Stock Index Portfolio, (Class A)	1,866,698	68,078,485
Metropolitan Series Fund, Inc.—Neuberger Berman Mid Cap Value Portfolio, (Class A)	3,112,486	68,536,936
Metropolitan Series Fund, Inc.—Russell 2000 Index Portfolio, (Class A)	1,217,498	19,467,788
Metropolitan Series Fund, Inc.—T. Rowe Price Large Cap Growth Portfolio, (Class A)	4,417,922	67,947,635
Metropolitan Series Fund, Inc.—T. Rowe Price Small Cap Growth Portfolio, (Class A)	1,821,938	29,424,305
Metropolitan Series Fund, Inc.—Western Asset Mgt. Strategic Bond Opportunities Portfolio, (Class A)	3,900,787	49,813,055

Total Mutual Funds (Identified Cost $926,995,640)		983,716,683

Total Investments 100.0% (Identified Cost $926,995,640) (a)		983,716,683
Liabilities in excess of other assets		(313,241)

Total Net Assets 100%		$983,403,442

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $926,995,640 and the unrealized appreciation of investment securities was $56,721,043.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—99.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Boeing Co.	332,647	$29,575,645
General Dynamics Corp.	171,000	13,064,400
Goodrich Corp.	52,841	2,720,255
Honeywell International, Inc.	337,141	15,528,714
L-3 Communications Holdings, Inc.	52,480	4,590,426
Lockheed Martin Corp.	149,572	14,511,475
Northrop Grumman Corp.	147,623	10,956,579
Raytheon Co.	188,054	9,865,313
Rockwell Collins, Inc.	70,903	4,745,538
United Technologies Corp.	419,688	27,279,720

		132,838,065

Air Freight & Logistics—0.8%
FedEx Corp.	129,440	13,905,739
United Parcel Service, Inc. (Class B)	449,474	31,508,128

		45,413,867

Air Freight & Logistics—0.1%
C. H. Robinson Worldwide, Inc.	72,954	3,483,554

Airlines—0.1%
Southwest Airlines Co.	332,296	4,884,751

Auto Components—0.2%
Johnson Controls, Inc.	82,816	7,836,050
The Goodyear Tire & Rubber Co.	75,971	2,369,535

		10,205,585

Automobiles—0.4%
Ford Motor Co. (a) (b)	797,637	6,293,356
General Motors Corp. (a)	238,385	7,304,116
Harley-Davidson, Inc.	108,549	6,377,254

		19,974,726

Beverages—2.1%
Anheuser-Busch Cos., Inc.	321,529	16,224,353
Brown-Forman Corp. (Class B)	33,214	2,177,510
Coca-Cola Enterprises, Inc.	117,301	2,375,345
Constellation Brands, Inc. (b)	88,907	1,883,050
Molson Coors Brewing Co.	19,782	1,871,773
Pepsi Bottling Group, Inc.	55,408	1,766,961
PepsiCo, Inc.	690,260	43,872,926
The Coca-Cola Co.	848,956	40,749,888

		110,921,806

Biotechnology—1.2%
Amgen, Inc. (b)	492,043	27,495,363
Biogen Idec, Inc. (b)	144,325	6,405,144
Celgene Corp. (b)	159,125	8,347,697
Genzyme Corp. (b)	111,036	6,664,381
Gilead Sciences, Inc. (b)	195,839	14,981,683
MedImmune, Inc. (b)	100,202	3,646,351

		67,540,619

Security Description	Shares	Value

Building Products—0.1%
American Standard Cos., Inc.	73,632	$3,903,969
Masco Corp.	165,045	4,522,233

		8,426,202

Capital Markets—3.7%
Ameriprise Financial, Inc.	100,817	5,760,683
E*TRADE Financial Corp. (b)	180,034	3,820,321
Federated Investors, Inc. (Class B)	37,536	1,378,322
Franklin Resources, Inc.	70,559	8,525,644
Janus Capital Group, Inc.	79,965	1,672,068
Legg Mason, Inc.	55,427	5,221,778
Lehman Brothers Holdings, Inc.	221,728	15,536,481
Mellon Financial Corp.	175,317	7,563,175
Merrill Lynch & Co., Inc.	372,716	30,439,716
Morgan Stanley	448,677	35,337,801
Northern Trust Corp.	79,480	4,779,927
State Street Corp.	140,704	9,110,584
T. Rowe Price Group, Inc.	111,817	5,276,644
The Bank of New York Co., Inc.	318,611	12,919,676
The Bear Stearns Co., Inc.	50,480	7,589,668
The Charles Schwab Corp.	432,873	7,917,247
The Goldman Sachs Group, Inc.	173,374	35,824,270

		198,674,005

Chemicals—1.6%
Air Products & Chemicals, Inc.	91,225	6,747,001
Ashland, Inc.	23,495	1,541,272
E. I. du Pont de Nemours & Co. (a)	389,486	19,252,293
Eastman Chemical Co.	35,250	2,232,382
Ecolab, Inc.	75,000	3,225,000
Hercules, Inc. (b)	49,066	958,750
International Flavours & Fragrances, Inc.	32,917	1,554,341
Monsanto Co.	229,069	12,589,632
PPG Industries, Inc.	69,111	4,859,194
Praxair, Inc.	135,025	8,501,174
Rohm & Haas Co.	59,987	3,102,528
Sigma-Aldrich Corp.	55,661	2,311,045
The Dow Chemical Co.	404,255	18,539,134

		85,413,746

Commercial Banks—4.1%
BB&T Corp.	228,428	9,370,117
Comerica, Inc.	66,446	3,928,288
Commerce Bancorp, Inc. (a)	79,040	2,638,355
Compass Bancshares, Inc.	54,932	3,779,322
Fifth Third Bancorp	234,441	9,070,522
First Horizon National Corp. (a)	52,822	2,193,698
Huntington Bancshares, Inc. (a)	99,257	2,168,765
KeyCorp.	166,855	6,252,057
M&T Bank Corp.	32,379	3,750,460
Marshall & Ilsley Corp. (a)	107,777	4,991,153
National City Corp.	249,710	9,301,697
PNC Financial Services Group, Inc.	145,896	10,500,135
Regions Financial Corp.	308,403	10,908,214
SunTrust Banks, Inc. (a)	149,732	12,433,745
Synovus Financial Corp.	137,653	4,451,698

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
U.S. Bancorp	746,503	$26,105,210
Wachovia Corp.	803,203	44,216,325
Wells Fargo & Co.	1,423,968	49,027,218
Zions Bancorp	46,360	3,918,347

		219,005,326

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (b)	107,471	1,353,060
Avery Dennison Corp.	38,620	2,481,721
Cintas Corp.	57,214	2,065,426
Equifax, Inc.	52,623	1,918,108
Monster Worldwide, Inc. (b)	54,152	2,565,180
Pitney Bowes, Inc.	92,847	4,214,325
R.R. Donnelley & Sons Co.	92,047	3,368,000
Robert Half International, Inc.	70,794	2,620,086
Waste Management, Inc.	224,673	7,730,998

		28,316,904

Communications Equipment—2.6%
ADC Telecommunications, Inc. (b)	49,425	827,375
Avaya, Inc. (b)	191,065	2,256,478
Ciena Corp. (a)	35,873	1,002,650
Cisco Systems, Inc. (b)	2,545,659	64,990,674
Corning, Inc. (b)	661,571	15,044,125
JDS Uniphase Corp. (a)	89,009	1,355,607
Juniper Networks, Inc. (b)	239,911	4,721,448
Motorola, Inc.	1,007,471	17,802,013
QUALCOMM, Inc.	698,163	29,783,634
Tellabs, Inc. (b)	184,315	1,824,718

		139,608,722

Computers & Peripherals—3.7%
Apple, Inc. (b)	363,250	33,749,558
Dell, Inc. (b)	957,404	22,221,347
EMC Corp. (b)	888,498	12,305,697
Hewlett-Packard Co.	1,128,027	45,279,004
International Business Machines Corp.	634,527	59,810,515
Lexmark International, Inc. (Class A) (a) (b)	40,464	2,365,525
NCR Corp. (b)	75,442	3,603,864
Network Appliance, Inc. (b)	156,388	5,711,290
QLogic Corp. (b)	67,036	1,139,612
SanDisk Corp. (b)	95,825	4,197,135
Sun Microsystems, Inc. (b)	1,517,589	9,120,710

		199,504,257

Construction & Engineering—0.1%
Fluor Corp.	37,062	3,325,203

Construction Materials—0.1%
Vulcan Materials Co.	40,044	4,664,325

Consumer Finance—0.9%
American Express Co.	502,529	28,342,636
Capital One Financial Corp.	173,051	13,058,428
SLM Corp.	173,002	7,075,782

		48,476,846

Security Description	Shares	Value

Containers & Packaging—0.2%
Ball Corp.	43,448	$1,992,091
Bemis Co., Inc.	44,081	1,471,865
Pactiv Corp. (b)	56,005	1,889,609
Sealed Air Corp.	68,002	2,148,863
Temple-Inland, Inc.	44,318	2,647,557

		10,149,985

Distributors—0.1%
Genuine Parts Co.	71,856	3,520,944

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (a) (b)	58,982	2,589,310
H&R Block, Inc.	135,839	2,858,052

		5,447,362

Diversified Financial Services—5.4%
Bank of America Corp.	1,884,922	96,168,720
Chicago Mercantile Exchange Holdings, Inc.	14,688	7,820,772
CIT Group, Inc.	81,552	4,315,732
Citigroup, Inc.	2,066,231	106,080,300
JPMorgan Chase & Co.	1,463,894	70,823,192
Moody’s Corp.	98,597	6,118,930

		291,327,646

Diversified Telecommunication Services—3.1%
AT&T, Inc.	2,631,684	103,767,300
CenturyTel, Inc.	46,940	2,121,219
Citizens Communications Co.	142,768	2,134,381
Embarq Corp.	63,445	3,575,126
Qwest Communications International, Inc. (a) (b)	661,082	5,943,127
Verizon Communications, Inc.	1,226,417	46,505,733
Windstream Corp.	200,927	2,951,618

		166,998,504

Electric Utilities—1.7%
Allegheny Energy, Inc. (b)	69,308	3,405,795
American Electric Power Co., Inc.	167,184	8,150,220
Edison International	137,318	6,746,433
Entergy Corp.	83,581	8,769,319
Exelon Corp.	282,447	19,406,934
FirstEnergy Corp.	134,534	8,911,532
FPL Group, Inc.	170,942	10,456,522
Pinnacle West Capital Corp.	42,151	2,033,786
PPL Corp.	162,303	6,638,193
Progress Energy, Inc.	108,362	5,465,779
The Southern Co.	315,505	11,563,258

		91,547,771

Electrical Equipment—0.4%
Cooper Industries, Ltd. (Class A)	76,912	3,460,271
Emerson Electric Co.	336,283	14,490,434
Rockwell Automation, Inc.	69,823	4,180,303

		22,131,008

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc. (b)	170,125	$5,731,511
Jabil Circuit, Inc.	77,840	1,666,555
Molex, Inc.	59,753	1,685,035
Sanmina-SCI Corp. (b)	223,400	808,708
Solectron Corp. (a) (b)	381,021	1,200,216
Tektronix, Inc.	34,440	969,830

		12,061,855

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	134,970	8,925,566
BJ Services Co.	123,588	3,448,105
ENSCO International, Inc.	63,593	3,459,459
Halliburton Co. (a)	421,115	13,366,190
Nabors Industries, Ltd. (b)	117,371	3,482,398
National Oilwell Varco, Inc. (b)	74,095	5,763,850
Noble Corp.	56,688	4,460,212
Rowan Cos., Inc. (b)	46,571	1,512,160
Schlumberger, Ltd.	496,715	34,323,007
Smith International, Inc. (b)	84,033	4,037,786
Transocean, Inc. (b)	123,476	10,087,989
Weatherford International, Ltd. (b)	142,522	6,427,742

		99,294,464

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	190,634	10,263,734
CVS/Caremark Corp.	649,165	22,162,493
Safeway, Inc. (b)	185,655	6,802,399
Supervalu, Inc.	87,584	3,421,907
Sysco Corp.	260,038	8,797,085
The Kroger Co. (b)	298,380	8,429,235
Wal-Mart Stores, Inc.	1,036,438	48,660,764
Walgreen Co.	421,813	19,356,999
Whole Foods Market, Inc.	59,249	2,657,318

		130,551,934

Food Products—1.2%
Archer-Daniels-Midland Co.	275,102	10,096,243
Campbell Soup Co.	92,047	3,585,231
ConAgra Foods, Inc.	212,909	5,303,563
Dean Foods Co. (b)	54,347	2,540,179
General Mills, Inc.	145,468	8,469,147
H.J. Heinz Co.	136,912	6,451,293
Hershey Co.	72,942	3,987,010
Kellogg Co.	105,670	5,434,608
Kraft Foods, Inc. (Class A)	78,851	2,496,423
McCormick & Co., Inc.	54,869	2,113,554
Sara Lee Corp.	309,132	5,230,513
Tyson Foods, Inc. (Class A) (a)	106,320	2,063,671
Wm. Wrigley Jr., Co.	91,942	4,682,606

		62,454,041

Gas Utilities—0.1%
Nicor, Inc. (a)	18,929	916,542
Questar Corp.	36,223	3,231,454

		4,147,996

Security Description	Shares	Value

Health Care Equipment & Supplies—1.7%
Applera Corp.—Applied Biosystems Group	77,360	$2,287,535
Bausch & Lomb, Inc.	22,901	1,171,615
Baxter International, Inc.	273,873	14,424,891
Becton, Dickinson & Co.	103,087	7,926,359
Biomet, Inc.	103,225	4,386,030
Boston Scientific Corp. (b)	499,128	7,257,321
C.R. Bard, Inc.	43,525	3,460,673
Hospira, Inc. (b)	65,729	2,688,316
Medtronic, Inc.	485,343	23,810,928
St. Jude Medical, Inc. (b)	145,085	5,456,647
Stryker Corp.	125,668	8,334,302
Varian Medical Systems, Inc. (b)	54,136	2,581,746
Zimmer Holdings, Inc. (a) (b)	99,956	8,537,242

		92,323,605

Health Care Providers & Services—2.3%
Aetna, Inc.	217,644	9,530,631
AmerisourceBergen Corp.	79,852	4,212,193
Cardinal Health, Inc.	168,710	12,307,394
CIGNA Corp.	41,081	5,860,615
Coventry Health Care, Inc. (b)	67,213	3,767,289
Express Scripts, Inc. (b)	57,166	4,614,440
Humana, Inc. (b)	70,267	4,076,891
Laboratory Corp. of America Holdings (b)	51,587	3,746,764
Manor Care, Inc.	30,715	1,669,667
McKesson Corp. (b)	124,499	7,288,171
Medco Health Solutions, Inc. (b)	121,404	8,805,432
Patterson Cos., Inc. (a) (b)	58,641	2,081,169
Quest Diagnostics, Inc.	66,916	3,337,101
Tenet Healthcare Corp. (b)	198,764	1,278,053
UnitedHealth Group, Inc.	570,798	30,235,170
WellPoint, Inc. (b)	258,117	20,933,289

		123,744,269

Health Care Technology—0.0%
IMS Health, Inc.	82,246	2,439,416

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	186,458	8,737,422
Darden Restaurants, Inc.	61,192	2,520,498
Harrah’s Entertainment, Inc.	78,562	6,634,561
Hilton Hotels Corp.	163,930	5,894,923
International Game Technology	142,570	5,756,977
Marriott International, Inc. (Class A)	138,982	6,804,559
McDonald’s Corp.	507,224	22,850,441
Starbucks Corp. (b)	316,501	9,925,471
Starwood Hotels & Resorts Worldwide, Inc. (b)	90,552	5,872,297
Wendy’s International, Inc. (a)	36,558	1,144,265
Wyndham Worldwide Corp. (b)	79,612	2,718,750
Yum! Brands, Inc.	111,109	6,417,656

		85,277,820

Household Durables—0.6%
Black & Decker Corp.	27,648	2,256,630
Centex Corp.	50,340	2,103,205

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
D.R. Horton, Inc.	115,070	$2,531,540
Fortune Brands, Inc.	64,256	5,064,658
Harman International Industries, Inc.	27,607	2,652,480
KB Home (a)	32,394	1,382,252
Leggett & Platt, Inc.	74,763	1,694,877
Lennar Corp. (Class A)	58,132	2,453,752
Newell Rubbermaid, Inc.	116,998	3,637,468
Pulte Homes, Inc.	89,558	2,369,705
Snap-On, Inc.	24,824	1,194,034
The Stanley Works	34,903	1,932,230
Whirlpool Corp.	33,169	2,816,380

		32,089,211

Household Products—2.1%
Colgate-Palmolive Co.	216,386	14,452,421
Kimberly-Clark Corp.	192,378	13,175,969
The Clorox Co.	63,749	4,060,174
The Procter & Gamble Co.	1,329,882	83,995,347

		115,683,911

Independent Power Producers & Energy Traders—0.5%
Constellation Energy Group	76,150	6,621,243
Dynegy, Inc. (Class A) (b)	159,548	1,477,415
The AES Corp. (b)	279,931	6,024,115
TXU Corp.	193,554	12,406,811

		26,529,584

Industrial Conglomerates—3.9%
3M Co.	309,307	23,640,334
General Electric Co.	4,333,974	153,249,321
Textron, Inc.	52,802	4,741,619
Tyco International, Ltd.	833,331	26,291,593

		207,922,867

Insurance—4.7%
ACE, Ltd.	137,703	7,857,333
Aflac, Inc.	207,308	9,755,914
Ambac Financial Group, Inc.	43,141	3,726,951
American International Group, Inc.	1,096,475	73,705,050
Aon Corp.	125,755	4,773,660
Cincinnati Financial Corp.	72,844	3,088,586
Genworth Financial, Inc. (Class A)	185,776	6,491,013
Lincoln National Corp.	116,665	7,908,720
Loews Corp.	190,111	8,636,743
Marsh & McLennan Cos., Inc.	232,975	6,823,838
MBIA, Inc. (a)	56,788	3,719,046
MetLife, Inc. (c)	317,223	20,032,632
Principal Financial Group, Inc.	112,901	6,759,383
Prudential Financial, Inc.	197,667	17,841,423
Safeco Corp.	44,493	2,955,670
The Allstate Corp.	260,776	15,662,207
The Chubb Corp.	172,206	8,897,884
The Hartford Financial Services Group, Inc.	134,961	12,899,572
The Progressive Corp.	313,771	6,846,483
The Travelers Cos., Inc.	284,740	14,740,990

Security Description	Shares	Value

Insurance—(Continued)
Torchmark Corp.	41,298	$2,708,736
UnumProvident Corp.	144,417	3,325,924
XL Capital, Ltd. (Class A)	76,307	5,338,438

		254,496,196

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a) (b)	131,079	5,215,633

Internet Software & Services—1.5%
eBay, Inc. (b)	478,888	15,875,137
Google, Inc. (Class A) (b)	91,741	42,032,057
IAC/InterActiveCorp (a) (b)	91,522	3,451,295
VeriSign, Inc. (b)	103,317	2,595,323
Yahoo!, Inc. (b)	514,560	16,100,582

		80,054,394

IT Services—1.1%
Affiliated Computer Services, Inc. (b)	41,689	2,454,648
Automatic Data Processing, Inc.	231,927	11,225,267
Cognizant Technology Solutions Corp. (Class A) (b)	60,137	5,308,293
Computer Sciences Corp. (b)	73,004	3,805,699
Convergys Corp. (b)	57,596	1,463,514
Electronic Data Systems Corp.	216,816	6,001,467
Fidelity National Information Services, Inc.	68,607	3,118,874
First Data Corp.	317,359	8,536,957
Fiserv, Inc. (b)	71,897	3,814,855
Paychex, Inc.	142,954	5,413,668
Sabre Holdings Corp. (Class A)	56,392	1,846,838
The Western Union Co.	325,354	7,141,520
Unisys Corp. (b)	145,512	1,226,666

		61,358,266

Leisure Equipment & Products—0.2%
Brunswick Corp.	38,238	1,217,880
Eastman Kodak Co. (a)	121,176	2,733,731
Hasbro, Inc.	67,795	1,940,293
Mattel, Inc.	165,708	4,568,569

		10,460,473

Life Sciences Tools & Services—0.2%
Millipore Corp. (a) (b)	22,730	1,647,243
PerkinElmer, Inc. (a)	51,347	1,243,624
Thermo Fisher Scientific, Inc. (b)	177,028	8,276,059
Waters Corp. (b)	42,792	2,481,936

		13,648,862

Machinery—1.6%
Caterpillar, Inc.	272,185	18,244,561
Cummins, Inc.	21,959	3,177,906
Danaher Corp.	100,312	7,167,292
Deere & Co.	95,611	10,387,179
Dover Corp.	86,275	4,211,083
Eaton Corp.	61,618	5,148,800
Illinois Tool Works, Inc.	174,288	8,993,261
Ingersoll-Rand Co., Ltd. (Class A)	129,727	5,626,260

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—1.6%
ITT Industries, Inc.	76,620	$4,621,718
PACCAR, Inc. (a)	104,634	7,680,136
Pall Corp.	51,841	1,969,958
Parker-Hannifin Corp.	48,794	4,211,410
Terex Corp. (b)	43,242	3,103,046

		84,542,610

Media—3.5%
CBS Corp. (Class B) (a)	311,060	9,515,325
Clear Channel Communications, Inc.	209,128	7,327,845
Comcast Corp. (Class A)	1,310,788	34,014,949
Dow Jones & Co., Inc. (a)	27,536	949,166
E.W. Scripps Co. (Class A)	35,179	1,571,798
Gannett Co., Inc.	98,970	5,571,021
Interpublic Group of Cos., Inc. (a)	197,545	2,431,779
Meredith Corp.	16,406	941,540
News Corp. (Class A)	988,849	22,862,189
Omnicom Group, Inc.	70,427	7,210,316
The DIRECTV Group, Inc. (b)	326,485	7,532,009
The McGraw-Hill Cos., Inc.	149,593	9,406,408
The New York Times Co. (Class A) (a)	60,659	1,426,093
The Walt Disney Co.	863,339	29,724,762
Time Warner, Inc.	1,608,128	31,712,284
Tribune Co.	74,913	2,405,457
Viacom, Inc. (Class B) (b)	291,720	11,992,609

		186,595,550

Metals & Mining—0.9%
Alcoa, Inc.	366,479	12,423,638
Allegheny Technologies, Inc. (a)	42,983	4,585,856
Freeport-McMoRan Copper & Gold, Inc. (Class B)	157,950	10,454,683
Newmont Mining Corp.	190,060	7,980,619
Nucor Corp.	126,916	8,266,039
United States Steel Corp.	49,939	4,952,451

		48,663,286

Multi-Utilities—1.4%
Ameren Corp.	87,075	4,379,873
CenterPoint Energy, Inc. (a)	134,901	2,420,124
CMS Energy Corp.	94,094	1,674,873
Consolidated Edison, Inc.	108,589	5,544,554
Dominion Resources, Inc.	147,079	13,056,203
DTE Energy Co.	74,651	3,575,783
Duke Energy Holding Corp.	529,829	10,750,231
Integrys Energy Group, Inc.	31,677	1,758,390
KeySpan Corp.	74,004	3,045,265
NiSource, Inc.	115,418	2,820,816
PG&E Corp. (a)	147,857	7,137,057
Public Service Enterprise Group, Inc.	106,534	8,846,583
Sempra Energy	110,811	6,760,579
TECO Energy, Inc.	88,334	1,520,228
Xcel Energy, Inc. (a)	171,852	4,243,026

		77,533,585

Security Description	Shares	Value

Multiline Retail—1.3%
Big Lots, Inc. (a) (b)	46,147	$1,443,478
Dillard’s, Inc. (Class A) (a)	25,657	839,754
Dollar General Corp.	131,510	2,781,436
Family Dollar Stores, Inc.	63,908	1,892,955
Federated Department Stores, Inc.	221,339	9,971,322
J.C. Penney Co., Inc.	94,822	7,790,576
Kohl’s Corp. (b)	137,828	10,559,003
Nordstrom, Inc.	96,417	5,104,316
Sears Holdings Corp. (b)	35,027	6,310,464
Target Corp.	361,990	21,451,527

		68,144,831

Mutual Funds—0.2%
SPDR Trust Series 1 (a)	64,100	9,102,200

Office Electronics—0.1%
Xerox Corp.	399,958	6,755,291

Oil, Gas & Consumable Fuels—8.2%
Anadarko Petroleum Corp.	195,179	8,388,793
Apache Corp.	139,487	9,861,731
Chesapeake Energy Corp. (a)	172,573	5,329,054
Chevron Corp.	909,428	67,261,295
ConocoPhillips	692,930	47,361,766
Consol Energy, Inc.	76,926	3,010,114
Devon Energy Corp.	187,325	12,966,637
El Paso Corp. (a)	294,322	4,258,839
EOG Resources, Inc.	102,837	7,336,392
Exxon Mobil Corp.	2,399,566	181,047,255
Hess Corp.	113,871	6,316,424
Kinder Morgan, Inc.	45,245	4,816,330
Marathon Oil Corp.	145,769	14,406,350
Murphy Oil Corp.	79,082	4,222,979
Occidental Petroleum Corp.	353,229	17,417,722
Peabody Energy Corp.	111,556	4,489,013
Spectra Energy Corp.	264,621	6,951,594
Sunoco, Inc.	51,140	3,602,302
The Williams Cos., Inc.	251,977	7,171,265
Valero Energy Corp.	254,613	16,419,992
XTO Energy, Inc.	155,080	8,499,935

		441,135,782

Paper & Forest Products—0.3%
International Paper Co.	190,749	6,943,264
MeadWestvaco Corp.	76,902	2,371,658
Weyerhaeuser Co.	89,017	6,653,130

		15,968,052

Personal Products—0.2%
Avon Products, Inc.	185,900	6,926,634
The Estee Lauder Cos., Inc. (Class A) (a)	49,007	2,393,992

		9,320,626

Pharmaceuticals—6.3%
Abbott Laboratories	650,351	36,289,586

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Allergan, Inc.	64,803	$7,181,468
Barr Pharmaceuticals, Inc. (b)	44,949	2,083,386
Bristol-Myers Squibb Co.	851,139	23,627,619
Eli Lilly & Co.	415,821	22,333,746
Forest Laboratories, Inc. (b)	133,966	6,891,211
Johnson & Johnson	1,219,753	73,502,316
King Pharmaceuticals, Inc. (b)	102,500	2,016,175
Merck & Co., Inc.	913,095	40,331,406
Mylan Laboratories, Inc.	103,157	2,180,739
Pfizer, Inc.	2,986,883	75,448,664
Schering-Plough Corp.	627,031	15,995,561
Watson Pharmaceuticals, Inc. (b)	43,200	1,141,776
Wyeth	567,363	28,385,171

		337,408,824

Real Estate Investment Trusts—1.3%
Apartment Investment & Management Co. (Class A)	41,125	2,372,501
Archstone-Smith Trust	92,882	5,041,635
AvalonBay Communities, Inc.	33,441	4,347,330
Boston Properties, Inc.	50,131	5,885,379
Developers Diversified Realty Corp.	53,433	3,360,936
Equity Residential	123,917	5,976,517
Host Hotels & Resorts, Inc.	219,494	5,774,887
Kimco Realty Corp.	95,271	4,643,509
Plum Creek Timber Co., Inc.	74,728	2,945,778
ProLogis	107,995	7,012,115
Public Storage, Inc.	51,705	4,894,912
Simon Property Group, Inc.	93,392	10,389,860
Vornado Realty Trust	54,949	6,557,614

		69,202,973

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. (b)	78,726	2,690,855
Realogy Corp. (b)	91,720	2,715,829

		5,406,684

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	151,289	12,168,174
CSX Corp.	184,092	7,372,885
Norfolk Southern Corp.	167,315	8,466,139
Ryder System, Inc.	25,591	1,262,660
Union Pacific Corp.	114,113	11,588,175

		40,858,033

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a) (b)	233,882	3,054,499
Altera Corp. (b)	150,268	3,003,857
Analog Devices, Inc.	140,651	4,851,053
Applied Materials, Inc.	588,732	10,785,570
Broadcom Corp. (Class A) (b)	198,736	6,373,463
Intel Corp.	2,430,585	46,497,091
KLA-Tencor Corp.	84,177	4,488,318
Linear Technology Corp.	126,144	3,984,889
LSI Logic Corp. (a) (b)	324,583	3,388,647

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Maxim Integrated Products, Inc.	135,159	$3,973,675
Micron Technology, Inc. (b)	318,119	3,842,878
National Semiconductor Corp.	119,536	2,885,599
Novellus Systems, Inc. (b)	52,999	1,697,028
NVIDIA Corp. (b)	149,849	4,312,654
PMC-Sierra, Inc. (a) (b)	89,515	627,500
Teradyne, Inc. (b)	79,978	1,322,836
Texas Instruments, Inc.	608,353	18,311,425
Xilinx, Inc.	139,868	3,598,804

		126,999,786

Software—3.2%
Adobe Systems, Inc. (b)	248,013	10,342,142
Autodesk, Inc.	97,653	3,671,753
BMC Software, Inc. (b)	85,964	2,646,832
CA, Inc. (a)	173,365	4,491,887
Citrix Systems, Inc. (b)	76,110	2,437,803
Compuware Corp. (b)	136,656	1,296,865
Electronic Arts, Inc. (b)	130,672	6,580,642
Intuit, Inc. (b)	144,380	3,950,237
Microsoft Corp.	3,631,859	101,219,910
Novell, Inc. (b)	142,881	1,031,601
Oracle Corp. (b)	1,681,764	30,490,381
Symantec Corp. (b)	389,675	6,741,378

		174,901,431

Specialty Retail—2.0%
Abercrombie & Fitch Co. (Class A)	37,220	2,816,810
AutoNation, Inc. (b)	63,444	1,347,550
AutoZone, Inc. (b)	20,937	2,682,867
Bed Bath & Beyond, Inc. (b)	119,434	4,797,664
Best Buy Co., Inc.	170,617	8,312,460
Circuit City Stores, Inc.	59,989	1,111,596
Limited Brands, Inc.	144,153	3,756,627
Lowe’s Cos., Inc.	641,800	20,210,282
Office Depot, Inc. (b)	116,529	4,094,829
OfficeMax, Inc.	31,601	1,666,637
RadioShack Corp. (a)	57,403	1,551,603
Staples, Inc.	302,189	7,808,564
The Gap, Inc.	222,071	3,821,842
The Home Depot, Inc.	860,154	31,602,058
The Sherwin-Williams Co.	47,034	3,106,125
Tiffany & Co.	57,044	2,594,361
TJX Cos., Inc.	191,808	5,171,144

		106,453,019

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (b)	156,015	7,808,551
Jones Apparel Group, Inc.	45,724	1,405,098
Liz Claiborne, Inc.	43,600	1,868,260
Nike, Inc. (Class B)	79,656	8,464,247
Polo Ralph Lauren Corp.	25,827	2,276,650
VF Corp.	37,952	3,135,594

		24,958,400

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—1.3%
Countrywide Financial Corp.	248,587	$8,362,467
Federal Home Loan Mortgage Corp.	292,075	17,375,542
Federal National Mortgage Association	407,937	22,265,201
Hudson City Bancorp, Inc.	208,588	2,853,484
MGIC Investment Corp. (a)	34,998	2,062,082
Sovereign Bancorp, Inc. (a)	152,194	3,871,815
Washington Mutual, Inc.	374,696	15,130,225

		71,920,816

Tobacco—1.6%
Altria Group, Inc.	884,482	77,666,365
Reynolds American, Inc. (a)	72,266	4,510,121
UST, Inc. (a)	67,697	3,925,072

		86,101,558

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	30,182	2,331,258

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	151,828	9,413,336
Sprint Nextel Corp.	1,223,308	23,193,920

		32,607,256

Total Common Stock (Identified Cost $4,045,140,182)		5,368,468,377

Short Term Investments—0.2%
Security Description	Face Amount	Value

Discount Notes—0.2%
Federal Home Loan Bank 5.130%, 05/16/07	$3,700,000	$3,676,274
5.150%, 04/13/07	3,125,000	3,119,635
5.150%, 04/20/07	4,000,000	3,989,128

Total Short Term Investments (Identified Cost $10,785,037)		10,785,037

Total Investments—99.9% (Identified Cost $4,055,925,219) (d)		5,379,253,414
Other assets less liabilities		4,106,952

Total Net Assets—100%		$5,383,360,366

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $118,493,162 and the collateral received consisted of cash in the amount of $119,237,046 and securities with a market value of $2,422,715.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $4,055,925,219 and the composition of unrealized appreciation and depreciation of investment securities was $1,630,397,386 and $(307,069,191), respectively.

Affiliated Issuer
Security Description	Number of shares held at 12/31/2006	Shares purchased since 12/31/06	Shares sold since 12/31/06	Number of shares held at 03/31/07	Realized Gain on shares sold	Income for period ended 03/31/07
MetLife, Inc.	320,806	0	(3,583)	317,223	$104,384	$0

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2007	Net Unrealized Appreciation
S&P 500 Index Futures	06/14/2007	29	$10,206,695	$10,376,200	$169,505

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—58.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Lockheed Martin Corp.	213,659	$20,729,196
Northrop Grumman Corp.	113,596	8,431,095
United Technologies Corp.	166,830	10,843,950

		40,004,241

Auto Components—0.4%
Autoliv, Inc.	32,290	1,844,082
Johnson Controls, Inc.	67,830	6,418,074

		8,262,156

Beverages—0.9%
Diageo, Plc. (GBP)	365,036	7,404,677
Molson Coors Brewing Co.	39,290	3,717,620
PepsiCo, Inc.	91,325	5,804,617

		16,926,914

Biotechnology—1.0%
Amgen, Inc. (a)	335,680	18,757,798

Building Products—1.0%
Masco Corp.	741,410	20,314,634

Capital Markets—4.6%
Franklin Resources, Inc.	51,610	6,236,036
Julius Baer Holding AG (CHF)	10,400	1,424,920
Lehman Brothers Holdings, Inc.	108,040	7,570,363
Mellon Financial Corp.	215,652	9,303,227
Merrill Lynch & Co., Inc.	81,264	6,636,831
Morgan Stanley	68,800	5,418,688
Nomura Holdings, Inc. (JPY)	116,900	2,429,296
State Street Corp.	31,010	2,007,898
The Bank of New York Co., Inc.	655,090	26,563,899
The Bear Stearns Co., Inc.	16,600	2,495,810
The Goldman Sachs Group, Inc.	49,620	10,252,981
UBS AG (CHF)	108,756	6,491,313
UBS AG	68,130	4,048,966

		90,880,228

Chemicals—1.3%
Air Products & Chemicals, Inc.	86,254	6,379,346
Nalco Holding Co.	74,820	1,788,198
PPG Industries, Inc.	118,420	8,326,110
Praxair, Inc.	44,960	2,830,681
Syngenta AG (CHF)	23,867	4,561,483
The Dow Chemical Co.	54,288	2,489,648

		26,375,466

Commercial Banks—1.4%
HSBC Holdings, Plc. (GBP)	121,300	2,126,152
PNC Financial Services Group, Inc.	176,930	12,733,652
SunTrust Banks, Inc.	150,600	12,505,824

		27,365,628

Security Description	Shares	Value

Communications Equipment—0.5%
Cisco Systems, Inc. (a)	138,100	$3,525,693
Nortel Networks Corp.	257,716	6,198,070

		9,723,763

Computers & Peripherals—0.4%
Hewlett-Packard Co.	193,430	7,764,280

Consumer Finance—0.5%
American Express Co.	130,560	7,363,584
Capital One Financial Corp.	28,550	2,154,383

		9,517,967

Containers & Packaging—1.1%
Owens-Illinois, Inc. (a)	823,230	21,214,637
Smurfit-Stone Container Corp. (a)	63,275	712,477

		21,927,114

Diversified Financial Services—4.5%
Bank of America Corp.	642,174	32,763,718
Citigroup, Inc.	543,768	27,917,049
JPMorgan Chase & Co.	522,690	25,287,742
KKR Private Equity Investors, L.P. (144A) (RDU) (a)	65,160	1,580,130

		87,548,639

Diversified Telecommunication Services—2.3%
AT&T, Inc.	221,484	8,733,114
Embarq Corp.	94,235	5,310,142
Qwest Communications International, Inc. (a) (b)	502,630	4,518,644
Telus Corp. (CAD)	44,670	2,282,126
Telus Corp. (Non-Voting Shares) (CAD)	13,280	663,712
Verizon Communications, Inc.	636,387	24,131,795

		45,639,533

Electric Utilities—1.5%
DPL, Inc. (b)	126,600	3,935,994
Edison International	49,200	2,417,196
Entergy Corp.	27,748	2,911,320
FPL Group, Inc. (b)	316,670	19,370,704
PPL Corp.	26,836	1,097,592

		29,732,806

Electrical Equipment—0.3%
Cooper Industries, Ltd. (Class A)	12,220	549,778
Rockwell Automation, Inc.	96,750	5,792,422

		6,342,200

Energy Equipment & Services—1.0%
GlobalSantaFe Corp.	151,585	9,349,763
Noble Corp.	122,050	9,602,894

		18,952,657

Food & Staples Retailing—0.5%
CVS/Caremark Corp.	254,003	8,671,673
Wal-Mart Stores, Inc.	37,800	1,774,710

		10,446,383

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—1.1%
Kellogg Co.	145,820	$7,499,522
Kraft Foods, Inc. (Class A)	162,100	5,136,950
Nestle S.A. (CHF)	19,191	7,476,813
Tyson Foods, Inc. (Class A) (b)	158,470	3,075,903

		23,189,188

Health Care Equipment & Supplies—0.8%
Boston Scientific Corp. (a)	610,640	8,878,706
Dentsply International, Inc.	51,280	1,679,420
The Cooper Cos., Inc.	95,000	4,618,900

		15,177,026

Health Care Providers & Services—0.8%
Tenet Healthcare Corp. (a) (b)	552,380	3,551,803
UnitedHealth Group, Inc.	77,380	4,098,819
WellPoint, Inc. (a)	105,310	8,540,641

		16,191,263

Hotels, Restaurants & Leisure—0.1%
Royal Caribbean Cruises, Ltd.	27,800	1,172,048

Household Durables—0.3%
Black & Decker Corp.	21,600	1,762,992
D.R. Horton, Inc. (b)	83,740	1,842,280
Toll Brothers, Inc. (a)	86,160	2,359,061

		5,964,333

Independent Power Producers & Energy Traders—0.3%
NRG Energy, Inc. (a) (b)	63,850	4,599,754
TXU Corp.	31,750	2,035,175

		6,634,929

Industrial Conglomerates—1.8%
3M Co.	37,360	2,855,425
General Electric Co.	368,255	13,021,496
Tyco International, Ltd.	630,240	19,884,072

		35,760,993

Insurance—4.9%
Aflac, Inc.	115,310	5,426,488
Conseco, Inc. (a)	734,400	12,705,120
Genworth Financial, Inc. (Class A)	785,600	27,448,864
The Allstate Corp.	394,186	23,674,811
The Chubb Corp.	60,570	3,129,652
The Hartford Financial Services Group, Inc.	122,707	11,728,335
The Travelers Cos., Inc.	246,410	12,756,646

		96,869,916

IT Services—0.3%
Accenture, Ltd. (Class A)	110,419	4,255,548
First Data Corp.	86,760	2,333,844

		6,589,392

Security Description	Shares	Value

Leisure Equipment & Products—0.0%
Hasbro, Inc.	7,660	$219,229

Machinery—1.2%
Deere & Co.	94,690	10,287,122
Eaton Corp.	9,940	830,586
Pall Corp.	350,340	13,312,920

		24,430,628

Media—2.3%
CBS Corp. (Class B) (b)	215,342	6,587,312
E.W. Scripps Co. (Class A)	98,550	4,403,214
The New York Times Co. (Class A) (b)	707,240	16,627,213
The Walt Disney Co.	56,810	1,955,968
Time Warner Cable, Inc. (Class A) (a)	69,600	2,607,912
Viacom, Inc. (Class B) (a)	239,094	9,829,154
WPP Group, Plc. (GBP)	259,700	3,942,548

		45,953,321

Metals & Mining—0.1%
BHP Billiton, Plc. (GBP)	85,470	1,910,746

Multi-Utilities—1.0%
Dominion Resources, Inc. (b)	117,410	10,422,486
Public Service Enterprise Group, Inc.	105,100	8,727,504

		19,149,990

Multiline Retail—0.8%
Federated Department Stores, Inc.	349,300	15,735,965

Oil, Gas & Consumable Fuels—6.8%
Anadarko Petroleum Corp.	153,600	6,601,728
Apache Corp.	184,670	13,056,169
Chevron Corp.	94,646	7,000,018
ConocoPhillips	108,660	7,426,911
Devon Energy Corp.	313,940	21,730,927
EOG Resources, Inc.	36,780	2,623,885
Exxon Mobil Corp.	345,374	26,058,468
Hess Corp.	253,410	14,056,653
Royal Dutch Shell, Plc. (ADR) (A Shares)	27,100	1,796,730
Sunoco, Inc.	37,920	2,671,085
Talisman Energy, Inc.	117,930	2,070,851
The Williams Cos., Inc.	432,600	12,311,796
Total S.A. (ADR)	207,150	14,454,927
Ultra Petroleum Corp. (a)	36,700	1,949,871

		133,810,019

Paper & Forest Products—0.6%
Bowater, Inc. (b)	296,670	7,066,679
International Paper Co.	37,600	1,368,640
MeadWestvaco Corp.	85,450	2,635,278

		11,070,597

Personal Products—0.2%
The Estee Lauder Cos., Inc. (Class A) (b)	64,760	3,163,526

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—3.2%
Abbott Laboratories	29,078	$1,622,553
Eli Lilly & Co.	154,800	8,314,308
Johnson & Johnson	283,028	17,055,267
Merck & Co., Inc.	93,513	4,130,469
Warner Chilcott, Ltd. (b)	268,290	3,973,375
Wyeth	537,200	26,876,116

		61,972,088

Road & Rail—0.5%
Burlington Northern Santa Fe Corp.	75,565	6,077,693
Norfolk Southern Corp.	73,380	3,713,028

		9,790,721

Semiconductors & Semiconductor Equipment—0.4%
Applied Materials, Inc.	39,780	728,770
Intel Corp.	377,310	7,217,940

		7,946,710

Software—1.8%
Compuware Corp. (a)	1,654,550	15,701,679
Oracle Corp. (a)	919,990	16,679,419
Symantec Corp. (a)	194,680	3,367,964

		35,749,062

Specialty Retail—0.4%
Sally Beauty Holdings, Inc. (b)	519,520	4,774,389
The Sherwin-Williams Co.	30,350	2,004,314

		6,778,703

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc. (a)	12,260	360,321
Nike, Inc. (Class B)	85,130	9,045,914

		9,406,235

Thrifts & Mortgage Finance—1.3%
Countrywide Financial Corp. (b)	146,830	4,939,361
Federal Home Loan Mortgage Corp.	33,050	1,966,145
Federal National Mortgage Association	207,888	11,346,527
New York Community Bancorp, Inc. (b)	441,310	7,762,643

		26,014,676

Tobacco—1.3%
Altria Group, Inc.	393,050	25,898,064
Altria Group, Inc. (When Issued)	7,800	513,942

		26,412,006

Trading Companies & Distributors—0.3%
W.W. Grainger, Inc.	74,220	5,732,753

Wireless Telecommunication Services—0.4%
Sprint Nextel Corp.	238,095	4,514,281
Vodafone Group, Plc. (ADR)	124,373	3,340,659

		7,854,940

Total Common Stock (Identified Cost $993,169,757)		1,157,133,410

Fixed Income—39.9%
Security Description	Face Amount	Value

Aerospace & Defense—0.1%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$1,718,000	$1,682,570
Raytheon Co. 6.150%, 11/01/08	840,000	854,187

		2,536,757

Asset Backed—0.4%
AESOP Funding, LLC (144A) 2.860%, 08/20/09	220,000	214,115
Bayview Financial (144A) 6.120%, 12/28/40 (c)	1,510,000	1,509,993
Capital Trust, Ltd. 5.160%, 06/25/35	1,600,000	1,599,500
Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (c)	300,000	309,789
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	12,579	12,495
4.823%, 08/25/35	125,767	124,989
5.689%, 10/25/36	930,000	932,266
GMAC Mortgage Corp. Loan Trust 5.805%, 10/25/36 (c)	1,077,000	1,082,158
Jet Equipment Trust (144A) 11.440%, 11/01/14 (d) (e)	300,000	0
Residential Asset Mortgage Products, Inc. 4.109%, 01/25/29	226,211	223,762
4.971%, 09/25/34	752,000	738,262
Residential Funding Mortgage Securities II, Inc. 5.320%, 12/25/35	1,190,000	1,184,328

		7,931,657

Auto Components—0.1%
Johnson Controls, Inc. 5.500%, 01/15/16	1,408,000	1,394,364

Beverages—0.2%
Diageo 5.500%, 04/01/13 (b)	1,710,000	1,721,192
Miller Brewing Co. (144A) 5.500%, 08/15/13	2,921,000	2,918,806

		4,639,998

Capital Markets—0.6%
Credit Suisse First Boston USA, Inc. 4.125%, 01/15/10	2,919,000	2,853,261
4.875%, 08/15/10	306,000	304,550
Lehman Brothers Holdings, Inc. 5.500%, 04/04/16 (b)	375,000	372,884
8.250%, 06/15/07	771,000	775,232
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	1,384,000	1,419,815
6.110%, 01/29/37	1,270,000	1,231,221
Morgan Stanley 5.750%, 10/18/16	1,156,000	1,162,712
6.750%, 04/15/11	1,180,000	1,248,056
The Goldman Sachs Group, Inc. 5.625%, 01/15/17	1,972,000	1,953,262

		11,320,993

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—0.9%
Bank One Corp. 8.000%, 04/29/27	$100,000	$121,814
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (c)	1,190,000	1,288,502
HSBC Finance Corp. 5.250%, 01/14/11	1,300,000	1,299,529
Nordea Bank (144A) 5.424%, 12/29/49 (c)	610,000	598,464
PNC Funding Corp. 5.625%, 02/01/17	1,080,000	1,087,750
U.S. Bancorp 7.500%, 06/01/26	400,000	475,343
UBS AG Stamford 5.875%, 07/15/16	1,490,000	1,551,574
Unicredito Italiano Capital Trust (144A) 9.200%, 10/05/49 (c)	1,412,000	1,584,085
Wachovia Corp. 5.250%, 08/01/14	2,834,000	2,800,956
Wells Fargo Bank, N.A. 4.750%, 02/09/15	1,950,000	1,870,850
5.750%, 05/16/16	2,430,000	2,494,111
WOORI Bank 6.125%, 05/03/16 (c)	2,620,000	2,683,878

		17,856,856

Commercial Mortgage-Backed Securities—4.3%
Greenwich Capital Commercial Funding Corp. 5.224%, 04/10/37	1,313,869	1,305,373
Banc of America Commercial Mortgage, Inc. 4.857%, 07/10/42	1,750,000	1,698,805
5.182%, 09/10/47 (c)	1,449,133	1,440,890
5.482%, 01/15/17 (c)	1,583,233	1,589,343
BlackRock Capital Finance, L.P. 7.750%, 09/25/26	117,885	117,329
Chase Commercial Mortgage Securities Corp. 7.543%, 07/15/32	136,166	138,700
Citigroup Commercial Mortgage Trust 5.462%, 10/15/49	2,260,573	2,263,927
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226%, 07/15/44 (c)	1,200,000	1,204,413
5.648%, 10/15/48	2,200,000	2,235,377
5.882%, 12/11/49 (c)	1,808,714	1,771,041
Countrywide Commercial Mortgage Trust 5.482%, 02/12/39 (c)	560,000	565,874
Credit Suisse Mortgage Capital Certificates 5.343%, 12/15/39	2,290,000	2,272,631
5.509%, 09/15/39	1,179,894	1,185,959
Criimi Mae Commercial Mortgage Trust (144A)
7.000%, 06/02/33	1,061,795	1,062,687
CS First Boston Mortgage Securities Corp. 6.550%, 01/17/35	156,273	156,986
Deutsche Mortgage & Asset Receiving Corp. 6.538%, 06/15/31	477,043	479,299
Falcon Franchise Loan, LLC (144A) 7.382%, 05/05/10	255,952	261,653

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
GE Capital Commercial Mortgage Corp. 5.338%, 03/10/44 (c)	$1,000,000	$1,001,259
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	35,941
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	326,945	320,639
4.915%, 01/05/36 (c)	500,000	491,467
5.317%, 06/10/36 (c)	1,341,434	1,345,801
5.475%, 02/10/17	3,025,000	3,034,696
5.914%, 06/10/16 (c)	1,125,000	1,172,124
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780%, 07/15/42	1,384,000	1,330,039
4.948%, 09/12/37 (c)	1,400,000	1,359,388
5.038%, 03/15/46	480,060	471,147
5.212%, 05/15/41 (c)	1,292,933	1,292,063
5.295%, 01/12/43 (c)	1,855,000	1,855,913
5.372%, 05/15/47	1,720,000	1,705,189
5.440%, 05/15/45	979,554	981,234
5.475%, 04/15/43 (c)	2,260,000	2,276,323
5.552%, 05/12/45	2,260,000	2,287,190
5.855%, 06/12/43 (c)	2,170,000	2,243,680
5.876%, 04/15/45 (c)	2,260,000	2,354,187
LB Commercial Conduit Mortgage Trust 6.480%, 02/18/30	170,406	170,934
LB-UBS Commercial Mortgage Trust 5.413%, 09/15/39	519,902	519,875
5.455%, 02/15/40 (c)	2,823,000	2,828,220
Merrill Lynch Mortgage Trust 5.265%, 01/12/44 (c)	951,000	948,610
5.660%, 05/12/39 (c)	2,010,000	2,058,587
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.204%, 12/12/49 (c)	2,350,000	2,310,646
5.378%, 01/12/17 (c)	5,800,000	5,784,943
Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	250,000	248,786
5.168%, 01/14/42	199,571	197,565
Morgan Stanley Capital I, Inc. (144A) 0.201%, 11/15/30 (c) (g)	33,213,237	390,196
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	261,825	265,119
Spirit Master Funding, LLC (144A) 5.050%, 07/20/23	1,390,451	1,325,378
Structured Asset Securities Corp. 4.670%, 03/25/35	753,484	746,108
The Bear Stearns Commercial Mortgage Securities, Inc.
4.680%, 08/13/39	150,000	145,653
5.116%, 02/11/41	1,332,663	1,317,653
TIAA Retail Commercial Mortgage Trust (144A)
7.170%, 01/15/32	76,826	76,883
Wachovia Bank Commercial Mortgage Trust
4.847%, 10/15/41	2,245,000	2,178,248
4.935%, 04/15/42	2,570,000	2,503,588
5.083%, 03/15/42 (c)	1,748,241	1,718,304
5.201%, 10/15/44 (c)	1,347,000	1,338,841
5.316%, 12/15/44 (c)	1,437,000	1,435,012

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 5.339%, 11/15/48 (c)	$2,290,000	$2,271,541
5.466%, 01/15/45 (c)	2,039,000	2,045,979
5.603%, 10/15/48 (c)	2,200,000	2,227,835
5.795%, 07/15/45 (c)	1,360,000	1,395,674
5.962%, 06/15/45 (c)	1,530,000	1,597,097
6.021%, 12/15/43 (c)	1,720,000	1,683,897

		85,039,739

Commercial Services & Supplies—0.2%
McKesson Corp. 5.700%, 03/01/17	1,100,000	1,096,659
The Western Union Co. 5.400%, 11/17/11	2,140,000	2,143,323
Waste Management, Inc. 7.375%, 08/01/10	1,061,000	1,128,726

		4,368,708

Communications Equipment—0.1%
Cisco Systems, Inc. 5.500%, 02/22/16	1,229,000	1,237,502

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	1,409,000	1,497,637

Consumer Finance—0.0%
Dean Witter Discover & Co. 6.750%, 01/01/16	260,000	280,404

Diversified Financial Services—1.6%
American Express Co. 5.500%, 09/12/16	2,170,000	2,191,008
Bank of America Corp. 5.300%, 03/15/17	1,300,000	1,278,588
5.490%, 03/15/19	2,000,000	1,980,292
Capital One Financial Corp. 6.150%, 09/01/16	1,330,000	1,349,006
CIT Group, Inc. 6.100%, 03/15/67 (c)	180,000	173,503
Citigroup, Inc. 5.000%, 09/15/14	3,192,000	3,116,222
Deutsche Telekom International Finance BV 5.750%, 03/23/16	1,949,000	1,948,955
Duke Capital, LLC 8.000%, 10/01/19	753,000	860,409
General Electric Capital Corp. 5.450%, 01/15/13	572,000	579,356
6.750%, 03/15/32	424,000	480,405
8.500%, 07/24/08	553,000	574,038
8.750%, 05/21/07	313,000	314,322
HBOS Capital Funding, L.P. (144A) 6.071%, 06/30/49 (c)	550,000	560,277
MidAmerican Funding, LLC 6.927%, 03/01/29	699,000	782,878

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Mizuho, Ltd. (144A) 6.686%, 03/31/49 (b) (c)	$2,240,000	$2,279,191
MUFG Capital Finance 6.346%, 07/29/49 (c)	1,711,000	1,747,721
Natexis AMBS Company, LLC (144A) 8.440%, 12/29/49 (c)	280,000	290,392
ORIX Corp. 5.480%, 11/22/11	2,170,000	2,178,730
Residential Capital, LLC 6.875%, 06/30/15	1,960,000	1,977,473
TCI Communications Financing III 9.650%, 03/31/27	3,627,000	3,802,003
Telecom Italia Capital S.A. 5.250%, 11/15/13	753,000	730,065
UBS Preferred Funding Trust V 6.243%, 05/12/49 (c)	1,930,000	1,992,505
UFJ Finance Aruba AEC 6.750%, 07/15/13	1,320,000	1,421,881

		32,609,220

Diversified Telecommunication Services—0.3%
BellSouth Corp. 6.550%, 06/15/34	1,212,000	1,246,082
SBC Communications, Inc. 6.150%, 09/15/34	1,507,000	1,483,195
Verizon New York, Inc. 6.875%, 04/01/12	3,102,000	3,273,668

		6,002,945

Electric Utilities—0.7%
Entergy Louisiana, LLC 8.090%, 01/02/17	699,383	722,652
Exelon Generation Co., LLC 6.950%, 06/15/11	1,818,000	1,905,775
FirstEnergy Corp. 6.450%, 11/15/11	1,926,000	2,018,758
Hydro-Quebec 6.300%, 05/11/11	1,600,000	1,678,674
MidAmerican Energy Holdings Co. 3.500%, 05/15/08	694,000	681,011
5.875%, 10/01/12	768,000	790,677
6.125%, 04/01/36	602,000	600,698
Oncor Electric Delivery Co. 7.000%, 09/01/22	1,325,000	1,419,438
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	103,841
Progress Energy, Inc. 7.100%, 03/01/11	889,000	948,992
PSE&G Power, LLC 5.500%, 12/01/15	977,000	963,710
6.950%, 06/01/12	560,000	598,080
System Energy Resources, Inc. (144A) 5.129%, 01/15/14	692,781	677,595
United Energy Distribution Holdings, Ltd. (144A)
5.450%, 04/15/16	50,000	49,683

		13,159,584

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Energy Equipment & Services—0.2%
Halliburton Co. 5.500%, 10/15/10	$1,071,000	$1,082,565
Kinder Morgan Energy Partners, L.P. 5.125%, 11/15/14	412,000	398,454
6.750%, 03/15/11	1,202,000	1,262,899
7.750%, 03/15/32	625,000	706,470

		3,450,388

Federal Agencies—15.0%
Arab Republic of Egypt 4.450%, 09/15/15	403,000	389,217
Federal Home Loan Bank 3.900%, 02/25/08	1,025,000	1,014,280
4.500%, 05/01/18	489,843	475,535
4.500%, 08/01/18	772,696	750,126
4.500%, 11/01/18	742,007	720,334
4.500%, 01/01/19	1,335,964	1,296,942
4.500%, 02/01/20	1,207,350	1,170,392
5.000%, 06/01/18	49,622	49,063
5.000%, 09/01/18	737,067	728,757
5.000%, 12/01/18	117,810	116,482
5.000%, 02/01/19	867,554	856,896
5.000%, 05/01/19	647,231	639,683
5.000%, 06/01/19	351,376	347,059
5.000%, 03/01/34	471,765	456,798
5.000%, 04/01/34	491,075	475,495
5.000%, 07/01/35	1,577,125	1,525,750
5.000%, 08/01/35	906,005	876,492
5.000%, 09/01/35	888,775	859,823
5.000%, 10/01/35	2,630,178	2,544,499
5.500%, 01/01/19	155,679	156,191
5.500%, 04/01/19	78,077	78,413
5.500%, 06/01/19	57,431	57,620
5.500%, 07/01/19	235,235	236,009
5.500%, 12/01/19	85,474	85,755
5.500%, 12/01/20	142,002	142,351
5.500%, 10/01/24	817,957	815,140
5.500%, 08/01/25	961,826	958,138
5.500%, 09/01/25	855,054	851,776
5.500%, 12/01/33	2,166,011	2,148,356
5.500%, 01/01/34	2,151,307	2,133,771
5.500%, 04/01/34	339,718	336,718
5.500%, 10/01/34	197,164	195,423
5.500%, 11/01/34	273,966	271,547
5.500%, 12/01/34	391,080	387,627
5.500%, 10/01/35	800,042	792,466
6.000%, 04/01/16	146,134	148,762
6.000%, 04/01/17	241,563	245,855
6.000%, 07/01/17	132,888	135,249
6.000%, 10/01/17	179,440	182,628
6.000%, 08/01/19	1,001,107	1,017,593
6.000%, 09/01/19	306,882	311,935
6.000%, 11/01/19	182,461	185,566
6.000%, 05/01/21	547,464	556,575
6.000%, 10/01/21	740,659	752,986

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 02/01/23	$961,431	$978,215
6.000%, 12/01/25	429,507	434,988
6.000%, 02/01/26	447,471	453,181
6.000%, 04/01/34	260,396	263,177
6.000%, 07/01/34	827,574	836,412
6.000%, 08/01/34	4,664,276	4,714,086
6.000%, 09/01/34	93,042	94,035
6.000%, 03/01/36	687,132	692,668
6.000%, 10/01/36	989,557	1,000,125
6.000%, 01/01/37	944,566	952,176
6.000%, 03/01/37	792,000	798,369
6.500%, 05/01/34	194,912	199,696
6.500%, 06/01/34	288,342	295,418
6.500%, 08/01/34	939,094	962,139
6.500%, 10/01/34	933,744	959,747
Federal Home Loan Mortgage Corp. 4.125%, 11/18/09	3,100,000	3,046,066
4.125%, 07/12/10	787,000	770,884
4.500%, 08/01/19	73,800	71,541
4.500%, 04/01/35	1,394,994	1,313,837
5.000%, 12/01/17	35,044	34,667
5.000%, 05/01/18	335,676	332,022
5.000%, 09/01/33	3,297,128	3,194,859
5.000%, 11/01/33	1,566,620	1,518,028
5.000%, 05/01/35	600,332	580,776
5.000%, 08/01/35	642,655	621,721
5.000%, 10/01/35	2,685,300	2,597,826
5.500%, 08/01/19	76,391	76,643
5.500%, 02/01/20	33,364	33,446
5.500%, 06/01/25	1,413,266	1,407,405
5.500%, 07/01/25	623,028	620,445
5.500%, 05/01/33	3,137,784	3,112,208
5.500%, 05/01/35	168,870	167,271
5.500%, 07/01/35	1,211,997	1,200,520
5.500%, 09/01/35	501,576	496,826
6.000%, 07/01/35	443,893	447,749
6.000%, 08/01/35	540,351	545,045
6.500%, 11/01/34	470,074	481,609
Federal National Mortgage Association 4.010%, 08/01/13	151,261	143,403
4.019%, 08/01/13 (c)	746,901	710,169
4.500%, 04/01/18	622,608	604,409
4.500%, 06/01/18	1,300,041	1,262,040
4.500%, 07/01/18	1,712,869	1,662,801
4.500%, 03/01/19	865,757	839,290
4.500%, 06/01/19	2,953,564	2,863,270
4.500%, 04/01/20	719,111	697,127
4.500%, 05/01/20	292,647	283,336
4.500%, 07/01/20	379,989	368,372
4.500%, 02/01/35	533,244	501,793
4.500%, 03/01/35	2,126,461	1,999,376
4.518%, 05/01/14 (c)	1,323,016	1,285,415
4.620%, 04/01/13 (c)	111,694	109,606
4.630%, 04/01/14	375,034	365,215
4.700%, 03/01/15	626,339	611,322
4.760%, 10/01/15	176,447	172,525

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 4.839%, 08/01/14 (c)	$1,055,867	$1,043,390
4.845%, 06/01/13	94,455	93,233
4.871%, 02/01/14 (c)	670,673	665,038
4.880%, 03/01/20	490,198	485,263
4.925%, 04/01/15 (c)	2,374,330	2,354,775
4.940%, 08/01/15	50,000	49,018
4.980%, 09/01/15	58,835	58,336
5.000%, 11/01/17	930,904	920,903
5.000%, 02/01/18	3,575,414	3,536,987
5.000%, 11/01/18	70,004	69,222
5.000%, 12/01/18	2,292,795	2,267,166
5.000%, 06/01/19	1,567,749	1,548,451
5.000%, 07/01/19	1,465,970	1,447,925
5.000%, 09/01/19	980,707	968,636
5.000%, 11/01/19	260,790	257,580
5.000%, 12/01/19	73,078	72,178
5.000%, 01/01/20	85,245	84,097
5.000%, 03/01/20	375,883	370,820
5.000%, 05/01/20	613,878	605,610
5.000%, 07/01/20	1,901,461	1,875,850
5.000%, 08/01/20	418,881	413,239
5.000%, 11/01/33	1,637,642	1,586,385
5.000%, 03/01/34	1,575,389	1,525,738
5.000%, 04/01/34	472,687	457,508
5.000%, 05/01/34	509,697	493,331
5.000%, 06/01/34	493,583	477,734
5.000%, 08/01/34	545,321	527,811
5.000%, 09/01/34	1,912,573	1,851,162
5.000%, 11/01/34	320,151	309,871
5.000%, 12/01/34	232,553	225,086
5.000%, 03/01/35	897,445	870,283
5.000%, 06/01/35	2,377,966	2,300,362
5.000%, 07/01/35	9,094,272	8,795,446
5.000%, 08/01/35	2,988,504	2,890,262
5.250%, 04/15/07	1,866,000	1,865,922
5.370%, 02/01/13 (c)	390,441	394,345
5.471%, 11/01/15 (c)	464,162	475,845
5.500%, 11/01/17	1,470,804	1,478,045
5.500%, 12/01/17	251,763	253,002
5.500%, 01/01/18	887,970	892,341
5.500%, 02/01/18	821,814	825,561
5.500%, 12/01/18	326,839	328,329
5.500%, 06/01/19	1,353,089	1,358,228
5.500%, 07/01/19	1,843,084	1,850,083
5.500%, 08/01/19	471,606	473,397
5.500%, 09/01/19	1,123,690	1,127,959
5.500%, 11/01/19	225,108	225,963
5.500%, 12/01/19	244,584	245,513
5.500%, 01/01/21	628,498	630,247
5.500%, 03/01/21	932,426	934,795
5.500%, 05/01/25	813,431	810,083
5.500%, 06/01/25	556,907	554,615
5.500%, 02/01/33	801,445	794,878
5.500%, 04/01/33	282,223	279,910
5.500%, 05/01/33	65,883	65,343
5.500%, 06/01/33	5,060,788	5,019,317

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 07/01/33	$3,036,176	$3,011,297
5.500%, 11/01/33	1,838,725	1,823,657
5.500%, 12/01/33	365,091	362,099
5.500%, 01/01/34	1,347,617	1,336,574
5.500%, 02/01/34	1,991,231	1,974,661
5.500%, 03/01/34	238,000	235,983
5.500%, 04/01/34	690,248	684,224
5.500%, 05/01/34	2,693,855	2,670,220
5.500%, 06/01/34	3,576,423	3,545,044
5.500%, 07/01/34	3,134,361	3,106,859
5.500%, 08/01/34	1,346,624	1,334,808
5.500%, 09/01/34	7,105,272	7,042,931
5.500%, 10/01/34	5,561,171	5,512,377
5.500%, 11/01/34	9,903,737	9,816,841
5.500%, 12/01/34	4,936,090	4,892,780
5.500%, 01/01/35	6,417,799	6,361,489
5.500%, 02/01/35	2,319,134	2,297,918
5.500%, 03/01/35	4,789,385	4,744,179
5.500%, 04/01/35	2,254,252	2,232,974
5.500%, 05/01/35	132,838	131,584
5.500%, 07/01/35	1,075,686	1,065,533
5.500%, 08/01/35	3,895,425	3,859,561
5.500%, 09/01/35 (c)	1,787,874	1,770,999
5.500%, 09/01/35	900,050	891,585
5.500%, 10/01/35	292,673	289,935
5.500%, 12/01/35	2,635,112	2,610,240
5.500%, 04/01/36	1,778,127	1,761,344
5.500%, 03/01/37	698,000	690,720
6.000%, 05/15/08	4,179,000	4,223,030
6.000%, 05/15/11	1,473,000	1,535,891
6.000%, 07/01/16	537,676	547,348
6.000%, 01/01/17	608,571	619,409
6.000%, 02/01/17 (c)	585,874	596,414
6.000%, 07/01/17	928,426	945,127
6.000%, 08/01/17	98,738	100,497
6.000%, 09/01/17	480,714	489,275
6.000%, 03/01/18	80,655	82,091
6.000%, 11/01/18	499,850	508,843
6.000%, 01/01/21	628,090	638,571
6.000%, 02/01/21	796,507	809,798
6.000%, 05/01/21	1,035,092	1,052,365
6.000%, 01/01/23	106,480	108,275
6.000%, 11/01/25	726,776	735,635
6.000%, 02/01/32	1,765,712	1,789,642
6.000%, 03/01/34	148,616	150,532
6.000%, 04/01/34	2,387,505	2,412,758
6.000%, 05/01/34	206,995	209,081
6.000%, 06/01/34	2,511,684	2,537,000
6.000%, 07/01/34	2,827,670	2,856,171
6.000%, 08/01/34	6,645,810	6,712,794
6.000%, 10/01/34	2,393,711	2,417,837
6.000%, 11/01/34	338,163	341,571
6.000%, 12/01/34	166,175	167,850
6.000%, 04/01/35	77,032	77,657
6.000%, 08/01/35	510,011	514,148
6.000%, 10/01/35	979,366	987,311

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 6.000%, 12/01/35	$1,035,533	$1,043,932
6.000%, 02/01/36	2,385,274	2,404,222
6.000%, 03/01/36	1,193,998	1,202,874
6.000%, 04/01/36	2,837,017	2,858,106
6.000%, 06/01/36	452,285	455,953
6.000%, 07/01/36	1,329,698	1,339,581
6.000%, 12/01/36	807,027	813,026
6.000%, 01/01/37	354,237	356,865
6.000%, 02/01/37	1,146,868	1,155,374
6.000%, 03/01/37	803,000	808,956
6.330%, 03/01/11 (c)	176,110	182,414
6.500%, 06/01/31	461,547	475,407
6.500%, 07/01/31	234,882	241,936
6.500%, 08/01/31	131,539	135,489
6.500%, 09/01/31	634,844	653,908
6.500%, 02/01/32	552,030	568,608
6.500%, 05/01/32	206,548	212,356
6.500%, 07/01/32	1,064,988	1,095,573
6.500%, 08/01/32	937,738	964,107
6.500%, 01/01/33	427,356	439,374
6.500%, 04/01/34	808,428	829,860
6.500%, 06/01/34	231,660	237,465
6.500%, 08/01/34	325,012	333,156
6.500%, 03/01/36	994,873	1,014,896
6.500%, 04/01/36	505,202	515,369
6.500%, 05/01/36	673,016	686,561
6.500%, 02/01/37	1,080,091	1,101,816
6.625%, 09/15/09	3,886,000	4,043,321
7.500%, 10/01/29	103,340	108,324
7.500%, 02/01/30	68,853	72,205
7.500%, 11/01/31	279,063	291,886
7.500%, 02/01/32	70,952	74,213
Government National Mortgage Association 4.500%, 07/20/33	152,349	143,770
4.500%, 09/15/33	623,455	591,073
4.500%, 09/20/33	79,650	75,165
4.500%, 12/20/34	80,188	75,631
4.500%, 03/20/35	395,647	372,893
5.000%, 07/20/33	309,453	300,448
5.000%, 03/15/34	297,334	289,632
5.000%, 06/15/34	487,130	474,513
5.000%, 12/15/34	294,008	286,393
5.000%, 06/15/35	103,177	100,451
5.500%, 11/15/32	889,674	886,136
5.500%, 08/15/33	3,916,800	3,900,465
5.500%, 09/15/34	1,194,140	1,188,823
5.500%, 02/15/35	107,029	106,507
5.500%, 10/15/35	639,557	636,433
6.000%, 12/15/28	227,966	231,832
6.000%, 12/15/31	241,317	245,176
6.000%, 03/15/32	11,490	11,668
6.000%, 10/15/32	951,838	966,649
6.000%, 01/15/33	212,608	215,843
6.000%, 02/15/33	7,763	7,881
6.000%, 04/15/33	945,057	959,432
6.000%, 08/15/33	9,752	9,900

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 07/15/34	$765,443	$776,185
6.000%, 09/15/34	524,729	532,094
6.000%, 02/20/35	590,719	597,884
6.000%, 04/20/35	324,025	327,955
6.500%, 11/20/35	501,461	513,837
6.500%, 02/20/36	330,091	338,153

		293,751,077

Food & Staples Retailing—0.2%
CVS Corp. 5.750%, 08/15/11	760,000	774,001
6.125%, 08/15/16	1,080,000	1,116,818
Wal-Mart Stores, Inc. 5.250%, 09/01/35	1,830,000	1,662,268

		3,553,087

Food Products—0.0%
General Mills, Inc. 6.000%, 02/15/12	23,000	23,790

Foreign Government—0.3%
Mexico Government International Bond 5.625%, 01/15/17	908,000	915,264
6.375%, 01/16/13	1,018,000	1,073,481
6.625%, 03/03/15	90,000	97,200
6.750%, 09/27/34	661,000	720,820
Province of Ontario Canada 5.000%, 10/18/11	2,170,000	2,181,406
State of Israel 4.625%, 06/15/13 (b)	1,095,000	1,055,188

		6,043,359

Government Agency—0.3%
Financing Corp. 9.650%, 11/02/18	430,000	599,528
Small Business Administration Participation Certificates
4.350%, 07/01/23 (c)	1,673,698	1,609,487
4.770%, 04/01/24	91,946	90,316
4.950%, 03/01/25	529,833	519,904
4.990%, 09/01/24 (c)	283,465	281,197
5.090%, 10/01/25 (c)	638,685	635,625
5.110%, 08/01/25 (c)	696,791	694,236
5.180%, 05/01/24 (c)	147,840	148,244
5.390%, 12/01/25 (c)	906,494	915,633
5.520%, 06/01/24 (c)	478,254	486,157
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	98,000	103,574

		6,083,901

Health Care Equipment & Supplies—0.1%
Baxter International, Inc. 5.900%, 09/01/16	1,496,000	1,543,842
Cardinal Health, Inc. 5.850%, 12/15/17	1,143,000	1,141,088

		2,684,930

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Health Care Providers & Services—0.0%
HCA, Inc. 8.750%, 09/01/10	$294,000	$308,333

Hotels, Restaurants & Leisure—0.1%
Marriot International, Inc. 6.200%, 06/15/16	1,742,000	1,787,202
Wyndham Worldwide Corp. 6.000%, 12/01/16	1,077,000	1,076,903

		2,864,105

Household Durables—0.1%
Fortune Brands, Inc. 5.125%, 01/15/11	1,435,000	1,422,224

Independent Power Producers & Energy Traders—0.1%
TXU Energy Co. 7.000%, 03/15/13	1,547,000	1,607,704

Insurance—0.4%
American International Group, Inc. 5.050%, 10/01/15	1,400,000	1,369,738
6.250%, 03/15/37	480,000	467,194
Chubb Corp. 6.375%, 03/29/67 (c)	2,110,000	2,104,615
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	109,690
Fund American Cos., Inc. 5.875%, 05/15/13	735,000	735,212
ING Groep NV 5.775%, 12/29/49 (b)	2,310,000	2,298,161
The Allstate Corp. 5.550%, 05/09/35	1,326,000	1,251,835

		8,336,445

Machinery—0.1%
Kennametal, Inc. 7.200%, 06/15/12	1,284,000	1,378,972

Media—0.4%
CBS Corp. 6.625%, 05/15/11	1,485,000	1,552,307
Cox Communications, Inc. 4.625%, 06/01/13	1,473,000	1,409,271
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	205,501
News America Holdings, Inc. 8.500%, 02/23/25	722,000	867,721
News America, Inc. 6.200%, 12/15/34	438,000	424,838
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	1,240,000	1,507,194
Walt Disney Co. 5.625%, 09/15/16	1,281,000	1,308,721

		7,275,553

Security Description	Face Amount	Value

Metals & Mining—0.1%
Vale Overseas, Ltd. 6.250%, 01/23/17	$1,560,000	$1,589,574

Multi-Utilities—0.2%
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	1,293,000	1,440,980
Dominion Resources, Inc. 5.150%, 07/15/15	1,756,000	1,709,719
Pacific Gas & Electric Co. 4.800%, 03/01/14	397,000	384,954
5.800%, 03/01/37	540,000	520,610

		4,056,263

Oil, Gas & Consumable Fuels—0.4%
Anadarko Petroleum Corp. 5.950%, 09/15/16	780,000	781,643
Ocean Energy, Inc. 7.250%, 10/01/11	2,215,000	2,376,500
Pemex Project Funding Master Trust 8.625%, 02/01/22	280,000	348,600
9.125%, 10/13/10	125,000	139,937
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.832%, 09/30/16	970,000	978,400
Valero Energy Corp. 6.875%, 04/15/12	2,023,000	2,156,573
XTO Energy, inc. 5.650%, 04/01/16	1,830,000	1,823,621

		8,605,274

Paper & Forest Products—0.0%
MeadWestvaco Corp. 6.800%, 11/15/32 (b)	607,000	598,254
6.850%, 04/01/12	35,000	36,743

		634,997

Pharmaceuticals—0.2%
Allergen, Inc. 5.750%, 04/01/16	1,430,000	1,460,169
Hospira, Inc. 5.550%, 03/30/12	530,000	530,209
6.050%, 03/30/17 (c)	1,847,000	1,845,550

		3,835,928

Real Estate Investment Trusts—0.6%
Boston Properties, Inc. 5.000%, 06/01/15	200,000	194,541
HRPT Properties Trust 6.250%, 08/15/16	1,776,000	1,845,422
Kimco Realty Corp. 5.783%, 03/15/16	1,040,000	1,057,036
Prologis 5.750%, 04/01/16 (b)	1,743,000	1,772,293
Simon Property Group, L.P. 5.100%, 06/15/15	602,000	587,006

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Real Estate Investment Trusts—(Continued)
Simon Property Group, L.P. 5.875%, 03/01/17	$1,328,000	$1,362,514
Socgen Real Estate Co., LLC (144A) 7.640%, 12/29/49 (c)	1,555,000	1,572,495
Vornado Realty, L.P. 4.750%, 12/01/10	530,000	517,971
5.625%, 06/15/07	2,454,000	2,453,004

		11,362,282

Road & Rail—0.1%
CSX Corp. 6.750%, 03/15/11	574,000	599,555
7.900%, 05/01/17	1,120,000	1,267,297
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	389,969
Union Pacific Corp. 6.125%, 01/15/12	400,000	411,763

		2,668,584

Specialty Retail—0.2%
Federated Retail Holdings, Inc. 5.350%, 03/15/12	480,000	478,743
Limited Brands, Inc. 5.250%, 11/01/14	1,727,000	1,649,028
The Home Depot, Inc. 5.400%, 03/01/16	1,269,000	1,239,163

		3,366,934

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 6.250%, 05/15/16 (b)	1,648,000	1,661,224

U.S. Treasury—10.8%
U.S. Treasury Bonds 4.500%, 02/15/36 (b)	5,612,000	5,291,061
5.375%, 02/15/31 (b)	12,741,000	13,583,104
6.000%, 02/15/26 (b)	9,214,000	10,413,976
6.250%, 08/15/23 (b)	3,748,000	4,302,880
6.750%, 08/15/26 (b)	5,033,000	6,166,603
10.375%, 11/15/12 (b)	1,221,000	1,259,967
U.S. Treasury Inflation Indexed Notes (TII) 2.000%, 01/15/14 (b)	7,640,534	7,565,916
4.250%, 01/15/10 (b)	6,270,561	6,668,102
U.S. Treasury Notes 2.375%, 01/15/17 (b)	2,378,405	2,413,618
3.000%, 11/15/07 (b)	3,677,000	3,631,898
3.125%, 04/15/09 (b)	3,370,000	3,273,770
3.250%, 08/15/07 (b)	3,344,000	3,321,662
3.875%, 02/15/13 (b)	1,294,000	1,249,872
4.000%, 06/15/09 (b)	203,000	200,526
4.000%, 11/15/12 (b)	3,625,000	3,529,844
4.250%, 11/15/13 (b)	5,704,000	5,596,827
4.375%, 05/15/07 (b) (c)	2,305,000	2,302,930
4.750%, 11/15/08 (b)	10,722,000	10,727,029
4.875%, 08/15/09 (b)	26,884,000	27,058,316

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
5.125%, 06/30/11 (b) (c)	$3,496,000	$3,573,293
5.500%, 02/15/08 (b)	753,000	756,589
5.625%, 05/15/08 (b)	53,503,000	53,939,798
6.500%, 02/15/10 (b)	31,404,000	33,029,408
6.625%, 05/15/07 (b)	1,292,000	1,294,372

		211,151,361

Wireless Telecommunication Services—0.2%
Cingular Wireless, LLC (144A) 6.500%, 12/15/11	900,000	948,158
France Telecom S.A. 7.750%, 03/01/11 (c)	346,000	376,959
Telefonica Emisiones, S.A.U. 7.045%, 06/20/36	1,120,000	1,196,035
Telefonica Europe 7.750%, 09/15/10	650,000	700,415

		3,221,567

Yankee—0.1%
Consumers International, Inc. 10.250%, 04/01/49 (c) (d) (e) (f)	50,000	0
Nexen, Inc. 5.875%, 03/10/35	1,050,000	984,972
Norsk Hydro A/S 7.750%, 06/15/23	100,000	119,807

		1,104,779

Total Fixed Income (Identified Cost $788,783,898)		781,918,999

Short Term Investments—1.1%

Commercial Paper—1.1%
Cargill, Inc. 1.000%, 04/02/07	21,637,000	21,633,761

Total Short Term Investments (Identified Cost $21,633,761)		21,633,761

Total Investments—99.7% (Identified Cost $1,803,587,416) (h)		1,960,686,170
Other assets less liabilities		8,730,160

Total Net Assets—100%		$1,969,416,330

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $284,758,728 and the collateral received consisted of cash in the amount of $258,853,008 and securities with a market value of $32,392,556.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Zero Valued Security.
(f)	Non-Income Producing; Defaulted Bond.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

(g)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(h)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,803,587,416 and the composition of unrealized appreciation and depreciation of investment securities was $188,491,476 and $(31,392,722), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, the market value of 144A securities was $20,907,194, which is 1.1% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(RDU)—	Restricted Depository Unit
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—98.1% of Total Net Assets

Security Description	Shares	Value

Australia—5.3%
AGL Energy, Ltd. (a)	21,537	$280,157
Alinta, Ltd. (a)	24,252	284,694
Alumina, Ltd.	61,038	358,761
Amcor, Ltd.	44,742	272,653
AMP, Ltd.	94,801	793,639
Ansell, Ltd.	1	9
Aristocrat Leisure, Ltd. (a)	18,360	242,952
Australia & New Zealand Banking Group, Ltd.	88,321	2,121,393
Australian Stock Exchange, Ltd.	8,754	310,726
AXA Asia Pacific Holdings, Ltd.	39,352	228,461
Babcock & Brown, Ltd. (a)	10,975	243,162
BHP Billiton, Ltd.	169,989	4,112,546
Billabong International, Ltd. (a)	9,132	123,092
BlueScope Steel, Ltd.	43,053	364,662
Boral, Ltd.	26,326	174,995
Brambles Ltd.	82,320	906,034
Caltex Australia	6,631	127,515
Coca-Cola Amatil, Ltd.	24,265	172,018
Cochlear, Ltd.	2,300	120,108
Coles Myer, Ltd.	61,070	801,244
Commonwealth Bank of Australia	61,665	2,501,890
Computershare, Ltd.	23,234	203,357
CSL, Ltd.	10,174	676,314
CSR, Ltd. (a)	61,958	169,962
DB RREEF Trust (REIT)	161,255	224,573
Foster’s Group, Ltd.	107,719	597,319
Futuris Corp., Ltd.	1	2
Insurance Australia Group, Ltd. (a)	87,581	414,944
John Fairfax Holdings, Ltd. (a)	66,170	265,529
Leighton Holdings, Ltd.	7,660	205,828
Lend Lease Corp., Ltd.	22,233	358,781
Macquarie Bank, Ltd. (a)	12,234	812,989
Macquarie Goodman Co. (REIT) (a)	62,824	352,926
Mirvac Group (REIT) (a)	60,184	253,767
Multiplex Group	35,637	128,547
National Australia Bank, Ltd.	79,383	2,588,786
Newcrest Mining, Ltd.	16,271	311,862
OneSteel (a)	32,429	135,070
Orica, Ltd.	16,819	343,548
Origin Energy, Ltd.	40,383	293,011
Paladin Resources Ltd. (a)	23,368	182,959
Perpetual Trustees Australia, Ltd.	1,660	103,739
Publishing & Broadcasting, Ltd.	7,814	125,176
Qantas Airways	66,091	280,173
QBE Insurance Group, Ltd.	39,663	1,008,804
Rinker Group, Ltd.	44,300	644,909
Rio Tinto, Ltd. (a)	13,419	852,775
Santos, Ltd.	26,929	220,369
Sonic Healthcare, Ltd.	11,475	136,312
Suncorp-Metway, Ltd.	30,024	504,083
TABCORP Holdings, Ltd. (a)	30,674	409,099
Tattersall’s, Ltd.	59,750	248,004
Telstra Corp., Ltd.	143,155	538,477
Telstra Corp., Ltd. (ADR)	81,385	210,777
Toll Holdings, Ltd.	25,955	429,353
Transurban Group (a)	41,258	258,496
Wesfarmers, Ltd.	19,856	604,227

Security Description	Shares	Value

Australia—(Continued)
Westfield Group (REIT)	71,758	$1,191,051
Westpac Banking Corp.	89,944	1,915,102
Woodside Petroleum, Ltd.	22,246	706,181
Woolworths, Ltd.	59,169	1,295,624
WorleyParsoms, Ltd. (a)	8,324	186,629
Zinifex, Ltd.	24,347	309,587

		35,239,732

Austria—0.6%
Andritz AG	534	133,747
Boehler-Uddeholm AG	2,316	222,238
Erste Bank der oesterreichischen Sparkassen AG	9,698	750,945
Immoeast Immoble	14,226	212,379
IMMOFINANZ Immobilien Anlagen AG	21,646	346,112
Meinl European Land	13,589	376,672
OMV AG	8,768	551,357
Raiffenis International Bank-Holdings AG (a)	1,705	240,185
Telekom Austria AG	18,234	454,847
Verbund-Oesterreichische Elektrizitaetswirtschafts AG (Class A) (a)	3,640	162,793
Voestalpine AG	4,484	324,713
Wiener Stadtische Allgemeine Versicherung AG	1,576	111,480
Wienerberger AG	3,825	238,478

		4,125,946

Belgium—0.8%
AGFA-Gevaert NV	4,172	93,913
Belgacom S.A. (a)	8,360	370,569
Colruyt S.A.	850	194,053
Delhaize Group, Plc. (a)	4,689	430,058
Dexia S.A.	29,414	875,998
Fortis Banque S.A. (b) (c)	5	0
Groupe Bruxelles Lambert S.A.	3,574	417,073
InBev NV	9,868	710,924
KBC Bancassurance Holding NV	8,970	1,113,670
Mobistar S.A.	2,284	192,712
Solvay S.A.	3,422	524,745
UCB S.A.	5,317	308,575
Umicore S.A.	1,128	200,294

		5,432,584

Bermuda—0.2%
Esprit Holdings, Ltd. (HKD)	58,000	677,030
Kerry Properties, Ltd.	28,500	145,510
Li & Fung, Ltd. (HKD)	116,800	368,706
Shangri-La Asia, Ltd. (HKD)	78,000	192,879
Ship Finance International, Ltd. (a)	134	3,676
Yue Yuen Industrial Holdings, Ltd. (HKD)	42,000	142,033

		1,529,834

Cayman Islands—0.1%
Foxconn International Holdings, Ltd. (HKD) (a)	110,000	336,962
Hutchison Tellecommunications (HKD)	118,000	240,287
Kingboard Chemical (HKD)	35,000	146,750

		723,999

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—0.8%
AP Moller-Maersk A/S	56	$580,807
Carlsberg A/S (Class B)	1,550	167,768
Coloplast (a)	1,600	134,912
Danisco A/S (a)	2,600	203,738
Danske Bank A/S (a)	23,800	1,100,239
DSV A/S (a)	1,100	191,575
FLSmidth & Co. A/S	2,500	167,893
GN Store Nord A/S (a)	13,000	183,070
Jyske Bank A/S	3,125	250,035
Novo Nordisk A/S	11,725	1,063,948
Novozymes A/S (Series B) (a)	2,515	223,477
Sydbank A/S (a)	3,650	195,199
Topdanmark A/S	900	173,123
Trygvesta A/S (a)	1,600	131,598
Vestas Wind Systems A/S	9,300	516,612
William Demant Holdings A/S	1,600	140,976

		5,424,970

Finland—1.5%
Cargotec Corp.	2,485	149,815
Elisa Oyj (a)	10,300	297,793
Fortum Oyj (a)	22,700	661,606
Kesko Oyj (a)	3,500	186,480
Kone Oyj (a)	3,800	216,824
Metso Oyj	6,432	338,661
Neste Oil Oyj (a)	8,524	293,349
Nokia Oyj (a)	199,824	4,568,359
Nokian Renkaat Oyj	6,450	176,268
Outokumpu Oyj (a)	5,000	170,905
Rautaruukki Oyj	4,200	195,712
Sampo Oyj	21,590	653,803
Stora Enso Oyj (a)	31,700	545,522
Tietoenator Oyj	4,805	139,879
UPM-Kymmene Oyj (a)	28,000	711,873
Wartsila Oyj (a)	3,251	200,903
YIT Corp. (a)	7,421	255,736

		9,763,488

France—9.4%
Accor S.A. (a)	9,450	901,726
Air France S.A. (a)	4,923	223,779
Air Liquide S.A. (a)	5,818	1,409,883
Alcatel S.A.	110,324	1,298,064
Alstom	5,547	719,023
Atos Origin S.A.	2,917	195,022
AXA S.A. (a)	81,950	3,481,392
BNP Paribas S.A. (a)	40,542	4,228,462
Bouygues S.A. (a)	10,633	820,125
Business Objects S.A. (a)	4,284	154,786
Cap Gemini S.A.	7,461	567,139
Carrefour S.A. (a)	29,037	2,120,126
Casino Guichard-Perrachon S.A. (a)	2,418	243,682
CNP Assurances S.A. (a)	2,058	239,142
Compagnie de Saint-Gobain S.A. (a)	15,078	1,472,077
Compagnie Générale des Etablissements Michelin (Class B) (a)	7,387	814,075

Security Description	Shares	Value

France—(Continued)
Credit Agricole S.A. (a)	31,945	$1,244,054
Dassault Systemes S.A. (a)	3,191	171,194
Essilor International S.A.	4,786	548,480
European Aeronautic Defense & Space Co.	14,622	453,022
France Telecom S.A. (a)	81,968	2,161,831
Gaz de France (a)	10,799	500,349
Gecina S.A.	619	114,885
Groupe Danone (a)	11,264	1,837,337
Hermes International S.C.A. (a)	2,910	400,341
Imerys S.A. (a)	2,027	187,831
Klepierre S.A. (REIT) (a)	705	136,290
L’Oreal S.A. (a)	13,852	1,503,719
Lafarge S.A. (a)	7,332	1,151,075
Lagardere S.C.A. (a)	5,410	415,751
LVMH Moet Hennessy Louis Vuitton S.A. (a)	11,522	1,275,238
Metropole Television (M6) (a)	2,973	108,676
Neopost S.A.	1,324	188,888
Pagesjaunes Groupe	5,214	113,483
Pernod-Ricard S.A. (a)	4,384	887,148
Peugoet S.A. (a)	8,150	573,065
Pinault-Printemps-Redoute S.A. (a)	3,195	509,826
Publicis Groupe (a)	6,168	297,610
Renault S.A. (a)	9,049	1,056,044
Sagem S.A. (a)	6,773	164,943
Sanofi-Aventis (a)	49,246	4,273,063
Schneider Electric S.A. (a)	10,989	1,392,378
Scor S.A.	4,981	134,103
Societe Television Francaise 1 S.A. (a)	7,197	240,484
Société Générale (a)	17,593	3,035,375
Sodexho Alliance S.A. (a)	5,334	389,708
STMicroelectronics NV	34,985	672,201
Suez S.A. (a)	50,301	2,649,000
Suez S.A. (VVPR Strip) (d)	4,872	65
Technip S.A. (a)	4,866	353,892
Thales S.A. (a)	3,998	231,644
Thomson S.A. (a)	10,757	206,870
Total S.A. (a)	105,630	7,354,852
Unibail S.A. (REIT)	2,207	667,904
Valeo S.A.	2,738	160,405
Vallourec S.A.	1,912	488,599
Veolia Environnement S.A. (a)	14,222	1,052,646
Vinci S.A.	10,223	1,581,840
Vivendi Universal S.A. (a)	56,510	2,291,002
Zodiac S.A. (a)	2,789	199,813

		62,265,427

Germany—7.2%
Adidas-Salomon AG (a)	9,744	529,986
Allianz AG (a)	20,890	4,264,598
Altana AG (a)	4,384	283,655
BASF AG	23,978	2,691,553
Bayer AG	35,233	2,247,593
Beiersdorf AG (a)	4,361	296,574
Bilfinger & Berger Bau AG	1,747	158,608
Celesio AG	4,136	259,438
Commerzbank AG	30,483	1,341,339

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Continental AG	6,154	$791,178
DaimlerChrysler AG	44,428	3,621,845
Depfa Bank, Plc. (a)	18,884	335,776
Deutche Postbank AG	3,994	346,434
Deutsche Bank AG	25,543	3,418,535
Deutsche Boerse AG (a)	4,770	1,088,890
Deutsche Lufthansa AG (a)	13,506	365,672
Deutsche Post AG	34,236	1,031,196
Deutsche Post AG (London Traded Shares)	2,992	90,041
Deutsche Telekom AG (a)	140,362	2,313,626
E.ON AG (a)	30,174	4,091,219
Fresenius Medical Care AG	2,813	408,398
Heidelberger Druckmaschinen AG	2,301	104,787
Hochtief AG	2,617	264,180
Hypo Real Estate Holding AG	6,570	416,597
Infineon Technologies AG (d)	38,071	589,103
IVG Immobilen AG (a)	5,728	273,558
KarstadtQuele AG	3,229	118,675
Linde AG	4,976	533,161
MAN AG (a)	6,645	770,612
Merck KGaA	2,490	319,495
Metro AG	7,842	552,492
Münchener Rückversicherungs-Gesellschaft AG (a)	9,892	1,668,446
Puma AG	499	181,987
Qiagen NV (a)	10,235	173,635
Rheinmetall AG	1,694	156,703
RWE AG	21,268	2,239,172
Salzgitter AG	1,910	278,281
SAP AG (a)	42,408	1,885,939
Siemens AG	41,011	4,372,001
SolarWorld AG (a)	1,828	141,091
ThyssenKrupp AG	17,414	856,263
TUI AG (a)	10,215	251,105
Volkswagen AG (a)	8,291	1,238,990
Wincor Nixdorf AG	1,460	135,696

		47,498,123

Greece—0.6%
Alpha Bank A.E.	19,896	626,734
Coca-Cola Hellenic Bottling Co. S.A.	5,100	213,614
COSMOTE Mobile Telecommunications S.A.	9,090	270,318
EFG Eurobank Ergasias S.A.	12,660	514,962
Hellenic Telecommunications Organization S.A.	15,910	433,260
National Bank of Greece S.A.	18,245	962,894
OPAP S.A.	11,820	452,028
Piraeus Bank S.A.	10,312	356,056
Public Power Corp.	8,410	204,697
Titan Cement Co. S.A.	3,060	164,223

		4,198,786

Hong Kong—1.3%
Bank of East Asia, Ltd.	79,200	460,185
BOC Hong Kong Holdings, Ltd.	173,500	420,156
Cathay Pacific Airways, Ltd.	68,000	171,299
Cheung Kong Holdings, Ltd.	73,000	923,268
CLP Holdings, Ltd.	87,100	637,094

Security Description	Shares	Value

Hong Kong—(Continued)
Hang Lung Properties, Ltd.	125,000	$348,087
Hang Seng Bank, Ltd. (a)	37,200	528,257
Henderson Land Development Co. (a)	40,000	232,422
Hong Kong & China Gas Co., Ltd. (a)	183,046	408,880
Hong Kong Exchanges & Clearing, Ltd.	56,000	544,017
HongKong Electric Holdings (a)	72,500	371,330
Hopewell Holdings, Ltd.	39,000	150,661
Hutchison Whampoa, Ltd. (a)	103,000	990,482
MTR Corp. (a)	84,000	210,913
New World Development Co., Ltd. (a)	136,000	308,128
PCCW, Ltd. (a)	249,340	149,545
Sino Land Co. (a)	80,000	172,434
Sun Hung Kai Properties, Ltd.	65,000	750,769
Swire Pacific, Ltd.	45,500	510,844
The Link (REIT)	115,641	277,766
The Wharf Holdings, Ltd.	59,000	216,937

		8,783,474

Ireland—0.8%
Allied Irish Banks, Plc.	43,155	1,277,769
Bank of Ireland	50,304	1,083,693
C & C Group, Plc.	20,000	303,394
CRH, Plc.	28,116	1,196,664
DCC, Plc.	5,274	184,832
Elan Corp., Plc.	25,659	331,943
Iaws Group A	6,723	155,512
Independent News & Media, Plc.	29,543	133,836
Kerry Group, Plc.	6,210	172,118
Kingspan Group	10,074	266,465

		5,106,226

Italy—3.6%
Alleanza Assicurazioni S.p.A. (a)	19,805	252,054
Assicuraziono Generali S.p.A. (a)	46,556	1,975,011
Autostrade S.p.A.	13,205	421,965
Banca Intesa S.p.A. (a)	345,202	2,614,771
Banca Intesa S.p.A.—RNC	44,617	332,847
Banca Monte dei Paschi di Siena S.p.A. (a)	59,270	370,306
Banca Popolare di Milano S.p.A. (a)	21,594	333,527
Banche Popolari Unite SCPA (a)	16,379	483,235
Banco Popolare di Verona e Novara Scrl (a)	18,247	565,217
Bulgari S.p.A.	7,846	112,999
Capitalia S.p.A. (a)	81,150	731,438
Enel S.p.A. (a)	207,157	2,210,416
Eni S.p.A.	126,263	4,083,474
FIAT S.p.A. (a)	29,034	732,103
Finmeccanica S.p.A. (a)	16,570	497,075
Fondiaria-Sai S.p.A.	3,566	163,276
Italcementi S.p.A.	3,756	112,213
Lottomatica S.p.A. (a) (d)	2,921	116,058
Luxottica Group S.p.A.	7,313	232,281
Mediaset S.p.A.	34,780	377,344
Mediobanca S.p.A. (a)	23,327	518,125
Mediolanum S.p.A. (a)	13,822	111,787
Pirelli & Co. S.p.A.	207,019	228,097
Seat Pagine Gialle S.p.A. (a)	174,380	107,215

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Snam Rete Gas S.p.A. (a)	58,787	$372,204
T.E.R.N.A (a)	52,360	193,937
Telecom Italia S.p.A. (a)	531,381	1,505,712
Telecom Italia S.p.A.—RNC (a)	279,541	689,221
UniCredito Italiano S.p.A.	373,890	3,549,781

		23,993,689

Japan—21.6%
Acom Co., Ltd. (a)	5,760	244,318
Advantest Corp. (a)	9,200	404,128
AEON Co., Ltd. (a)	31,600	625,375
Aiful Corp. (a)	3,750	115,226
Aisin Seiki Co., Ltd.	11,500	398,712
Ajinomoto Co., Inc. (a)	36,000	411,466
All Nippon Airways Co., Ltd.	32,000	125,135
Amada Co., Ltd.	21,000	237,527
Asahi Breweries, Ltd.	21,800	348,576
Asahi Glass Co., Ltd. (a)	47,000	654,924
Asahi Kasei Corp.	62,000	447,515
Astellas Pharma, Inc.	26,200	1,122,427
Bank of Kyoto (a)	12,000	137,341
Benesse Corp. (a)	3,900	144,884
Bridgestone Corp. (a)	30,000	599,215
Canon, Inc.	51,400	2,751,919
Casio Computer Co., Ltd. (a)	14,200	308,217
Central Japan Railway Co.	77	869,422
Chiyoda Corp. (a)	7,000	152,028
Chubu Electric Power Co., Inc. (a)	34,300	1,171,430
Chugai Pharmaceutical Co., Ltd. (a)	17,500	441,371
Citizen Watch Co., Ltd. (a)	21,100	196,721
Credit Saison Co., Ltd.	8,200	269,209
CSK Corp. (a)	4,000	166,318
Dai Nippon Printing Co., Ltd (a)	31,000	485,194
Daido Steel Co. (a)	17,000	109,076
Daiichi Sankyo (a)	34,700	1,065,227
Daikin Industries, Ltd.	13,100	452,641
Daimaru, Inc. (a)	11,000	142,038
Dainippon Ink & Chemicals, Inc.	41,000	161,705
Daito Trust Construction Co., Ltd. (a)	5,000	234,913
Daiwa House Industry Co., Ltd.	31,000	503,730
Daiwa Securities Group, Inc.	68,000	811,442
Denso Corp.	26,100	961,482
Dentsu, Inc. (a)	111	309,068
Dowa Holdings Co., Ltd.	16,000	161,864
East Japan Railway Co.	166	1,284,468
Eisai Co., Ltd. (a)	13,000	619,884
Electric Power Development Co., Ltd. (a)	9,500	473,483
Elpida Memory, Inc. (a)	4,900	189,225
Fanuc, Ltd.	9,100	839,047
Fast Retailing Co., Ltd.	3,500	271,013
Fuji Electric Holdings Co., Ltd.	41,000	188,642
Fuji Photo Film Co., Ltd.	24,000	979,014
Fujikura, Ltd.	22,000	153,944
Fujitsu, Ltd.	103,000	679,924
Hankyu Hanshin Holdings, Inc. (a)	60,000	360,057
Haseko Corp.	52,000	189,246

Security Description	Shares	Value

Japan—(Continued)
Hirose Electric Co., Ltd. (a)	1,700	$202,976
Hitachi Chemical Co., Ltd.	7,900	185,086
Hitachi Construction Machinary, Ltd. (a)	5,000	133,502
Hitachi, Ltd. (a)	168,000	1,293,449
Hokkaido Electric Power Co., Inc.	10,800	285,073
Hokugin Financial Group, Inc.	60,000	204,998
Honda Motor Co., Ltd.	75,200	2,618,816
Hoya Corp.	20,400	671,465
Ibiden Co.	7,700	395,701
Inpex Holdings, Inc.	39	335,611
Isetan Co., Ltd.	10,300	178,091
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	61,000	250,992
Itochu Corp. (a)	74,000	723,984
JAFCO Co., Ltd. (a)	2,100	115,714
Japan Real Estate Investment Corp. (REIT)	21	276,965
Japan Retail Fund Investment Corp. (REIT)	18	177,326
Japan Tobacco, Inc.	217	1,058,602
JFE Holding, Inc. (a)	27,200	1,604,901
JGC Corp.	10,000	162,655
JS Group Corp.	12,300	266,483
JSR Corp. (a)	8,400	192,053
JTEKT Corp. (a)	8,900	155,312
Kajima Corp. (a)	58,000	293,055
Kamigumi Co., Ltd.	21,000	180,158
Kaneka Corp. (a)	16,000	151,252
Kao Corp.	26,000	757,381
Kawasaki Heavy Industries, Ltd. (a)	68,000	284,852
Kawasaki Kisen Kaisha, Ltd. (a)	32,000	302,438
KDDI Corp.	121	959,822
Keihin Electric Express Railway Co., Ltd. (a)	20,000	153,617
Keio Electric Railway Co., Ltd. (a)	26,000	179,740
Keyence Corp. (a)	2,100	473,603
Kintetsu Corp. (a)	80,120	250,528
Kirin Brewery Co., Ltd. (a)	38,000	549,293
Kobe Steel, Ltd. (a)	136,000	546,149
KOMATSU, Ltd. (a)	47,300	981,849
Konami Corp.	6,500	173,247
Konica Minolta Holdings, Inc.	27,500	358,763
Kubota Corp.	59,000	509,194
Kuraray Co., Ltd.	19,000	203,675
Kurita Water Industries, Ltd.	5,500	133,252
Kyocera Corp.	8,800	822,618
Kyowa Hakko Kogyo Co., Ltd. (a)	16,000	146,774
Kyushu Electric Power Co., Inc.	20,200	572,490
Lawson, Inc. (a)	4,900	187,358
Leopalace21 Corp.	6,600	217,861
Makita Corp. (a)	7,300	271,178
Marubeni Corp.	79,000	477,975
Marui Co., Ltd. (a)	21,500	261,636
Matsushita Electric Industrial Co., Ltd.	95,000	1,906,772
Matsushita Electric Works, Ltd.	19,000	215,832
Mediceo Paltac Holdings Co., Ltd. (a)	9,000	170,894
Meiji Dairies Corp.	16,000	124,684
Millea Holdings, Inc. (c)	34,900	1,280,716
Mineba Co., Ltd.	20,000	122,824
Mitsubishi Chemical Holdings (a)	69,000	583,251
Mitsubishi Corp.	64,800	1,499,048

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mitsubishi Electric Corp.	96,000	$978,893
Mitsubishi Estate Co., Ltd.	57,000	1,865,058
Mitsubishi Gas & Chemical Co., Inc.	18,000	170,460
Mitsubishi Heavy Industries, Ltd.	160,000	1,023,126
Mitsubishi Materials Corp. (a)	52,000	245,540
Mitsubishi Rayon Co., Ltd.	35,000	231,032
Mitsubishi Securities	14,000	158,283
Mitsubishi UFJ Financial Group, Inc.	419	4,712,581
Mitsui & Co., Ltd. (a)	76,000	1,398,108
Mitsui Chemicals, Inc. (a)	41,000	356,912
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	32,000	134,971
Mitsui Fudosan Co., Ltd.	42,000	1,219,036
Mitsui Mining & Smelting Co., Ltd.	30,000	164,296
Mitsui OSK Lines, Ltd.	59,000	647,116
Mitsui Sumitomo Insurance Co., Ltd.	65,000	815,899
Mitsui Trust Holdings, Inc.	35,000	341,796
Mizuho Financial Group, Inc.	471	3,007,882
Murata Manufacturing Co., Ltd.	11,000	795,706
Namco Bandai Holdings, Inc.	9,800	151,932
NEC Corp.	113,000	600,509
NGK Insulators, Ltd. (a)	13,000	267,028
NGK Spark Plug Co., Ltd. (a)	8,000	148,186
Nidec Corp. (a)	5,300	339,129
Nikko Cordial Corp.	46,000	651,350
Nikon Corp. (a)	14,000	294,165
Nintendo Co., Ltd.	4,900	1,418,400
Nippon Building Fund, Inc. (REIT) (a)	29	479,548
Nippon Electronic, Inc.	16,500	285,985
Nippon Express Co., Ltd. (a)	38,000	238,128
Nippon Mining Holdings, Inc.	43,000	367,077
Nippon Oil Corp. (a)	71,000	571,420
Nippon Sheet Glass Co., Ltd.	26,000	134,902
Nippon Steel Corp. (a)	311,000	2,180,826
Nippon Telephone & Telegraph Corp.	257	1,354,461
Nippon Unipac Holding (a)	49	173,179
Nippon Yusen Kabushiki Kaisha (a)	59,000	472,637
Nissan Motor Co., Ltd. (a)	114,700	1,225,389
Nisshin Steel Co., Ltd. (a)	54,000	229,916
Nissin Food Products Co., Ltd. (a)	5,000	182,513
Nitto Denko Corp. (a)	7,800	364,694
Nomura Holdings, Inc. (a)	87,100	1,802,205
Nomura Real Estate Office Fund, Inc. (REIT)	14	177,172
Nomura Research Institute, Ltd.	7,500	218,988
NSK, Ltd. (a)	29,000	274,092
NTN Corp. (a)	20,000	172,615
NTT Data Corp. (a)	62	313,129
NTT DoCoMo, Inc. (a)	954	1,751,379
NTT Urban Development Corp. (a)	65	150,419
Obayashi Corp. (a)	40,000	255,788
Odakyu Electric Railway Co., Ltd. (a)	40,000	291,390
OJI Paper Co., Ltd. (a)	39,000	205,727
Olympus Corp.	12,000	406,765
Omron Corp.	10,600	284,177
Oriental Land Co., Ltd. (a)	2,600	154,598
ORIX Corp.	4,420	1,147,181
Osaka Gas Co., Ltd. (a)	105,000	404,327
Promise Co., Ltd. (a)	3,750	140,355

Security Description	Shares	Value

Japan—(Continued)
Rakuten, Inc. (a)	301	$143,535
Resona Holdings, Inc. (a)	252	672,003
Ricoh Co., Ltd.	32,000	713,878
Rohm Co., Ltd.	5,600	508,024
Sankyo Co., Ltd. (a)	2,800	122,251
Sanyo Electric Co., Ltd. (a)	70,000	118,971
Sapporo Hokuyo Holdings, Inc.	15	149,756
SBI E*Trade Securities Co., Ltd. (a)	99	125,446
SBI Holdings, Inc. (a)	537	202,863
Secom Co., Ltd.	10,500	484,369
Sega Sammy Holdings, Inc. (a)	8,600	200,024
Seiko Epson Corp. (a)	6,700	197,385
Sekisui Chemical Co., Ltd.	30,000	236,858
Sekisui House, Ltd.	30,000	465,343
Seven & I Holdings Co., Ltd. (a)	40,200	1,215,330
Sharp Corp.	48,000	921,282
Shimamura Co., Ltd.	1,200	131,859
Shimizu Corp. (a)	29,000	176,106
Shin-Etsu Chemical Co., Ltd.	19,300	1,169,022
Shinko Securities Co., Ltd. (a)	29,000	145,066
Shinsei Bank, Ltd. (a)	79,000	377,649
Shionogi & Co., Ltd.	15,000	269,817
Shiseido Co., Ltd. (a)	20,000	404,191
Showa Denko K.K. (a)	52,000	193,807
Showa Shell Sekiyu K.K.	9,900	120,890
SMC Corp.	2,600	347,558
Softbank Corp. (a)	37,600	955,711
Sojitz Corp. (a)	38,100	158,046
Sompo Japan Insurance, Inc.	41,000	509,387
Sony Corp.	49,800	2,510,795
Stanley Electric Co., Ltd.	9,200	185,277
Sumco Corp. (a)	4,600	189,134
Sumitomo Chemical Co., Ltd.	75,000	564,367
Sumitomo Corp.	53,000	939,797
Sumitomo Electric Industries, Ltd. (a)	35,700	538,257
Sumitomo Heavy Industries, Ltd.	36,000	354,029
Sumitomo Metal Industries, Ltd. (a)	208,000	1,060,661
Sumitomo Metal Mining Co., Ltd.	27,000	514,030
Sumitomo Mitsui Financial Group, Inc. (a)	321	2,906,508
Sumitomo Realty & Development Co., Ltd.	19,000	718,108
Sumitomo Titanium	1,200	132,741
Suzuken Co., Ltd.	3,500	123,420
T&D Holdings, Inc. (a)	11,500	787,648
Taiheiyo Cement Corp.	42,000	183,656
Taisei Corp. (a)	62,000	227,940
Taisho Pharmaceutical Co., Ltd. (a)	8,000	145,769
Taiyo Nippon Sanso Corp. (a)	14,000	125,396
Taiyo Yuden Co., Ltd. (a)	6,000	123,826
Takashimaya Co., Ltd. (a)	13,000	158,833
Takeda Pharmaceutical Co., Ltd.	44,300	2,887,125
Takefuji Corp. (a)	5,820	232,565
Tanabe Seiyaku Co. (a)	11,000	149,131
TDK Corp. (a)	7,100	616,126
Teijin, Ltd. (a)	52,000	292,799
Terumo Corp. (a)	8,100	313,529
The 77 Bank, Ltd.	16,000	103,642
The Bank of Fukuoka, Ltd. (a)	30,000	240,483

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
The Bank of Yokohama, Ltd.	65,000	$483,173
The Chiba Bank, Ltd.	37,000	323,213
The Furukawa Electric Co., Ltd. (a)	30,000	181,485
The Gunma Bank, Ltd.	21,000	147,542
The Japan Steel Works, Ltd. (a)	17,000	201,538
The Joyo Bank, Ltd.	32,000	198,125
The Kansai Electric Power Co., Inc. (a)	37,900	1,086,759
The Nishi-Nippon Bank, Ltd. (a)	39,000	171,569
The Shizuoka Bank, Ltd. (a)	27,000	285,543
The Sumitomo Trust & Banking Co., Ltd.	64,000	665,122
The Suruga Bank, Ltd. (a)	13,000	168,887
The Tokyo Electric Power, Ltd. (a)	59,800	2,032,514
THK Co., Ltd. (a)	6,000	140,029
Tobu Railway Co., Ltd. (a)	38,000	181,084
Toho Co., Ltd. (a)	8,000	156,074
Tohoku Electric Power Co., Inc. (a)	20,300	511,561
Tokuyama Corp. (a)	17,000	293,337
Tokyo Electron, Ltd. (a)	7,700	536,685
Tokyo Gas Co., Ltd. (a)	118,000	652,096
Tokyo Tatemono Co. (a)	15,000	223,083
Tokyu Corp. (a)	60,000	465,703
Tokyu Land Corp. (a)	23,000	258,874
TonenGeneral Sekiyu K.K. (a)	21,000	232,778
Toppan Printing Co., Ltd. (a)	33,000	343,451
Toray Industries, Inc. (a)	63,000	451,821
Toshiba Corp. (a)	143,000	946,713
Tosoh Corp.	27,000	138,615
Toto, Ltd. (a)	22,000	219,043
Toyo Seikan Kaisha, Ltd. (a)	8,000	160,102
Toyota Industries Corp.	9,800	460,046
Toyota Motor Corp.	140,200	8,961,194
Toyota Tsusho Corp. (a)	11,100	280,761
Trend Micro, Inc. (a)	7,000	190,566
Ube Industries, Ltd. (a)	71,000	224,449
Uni-Charm Corp.	2,400	150,964
UNY Co., Ltd.	10,000	137,506
Ushio, Inc. (a)	7,000	134,726
West Japan Railway Co.	98	449,265
Yahoo! Japan Corp. (a)	912	312,000
Yakult Honsha Co., Ltd. (a)	7,000	177,329
Yamada Denki Co., Ltd. (a)	4,070	377,705
Yamaha Corp. (a)	8,100	179,543
Yamaha Motor Co., Ltd.	10,200	282,715
Yamato Holdings Co., Ltd. (a)	17,000	273,525
Yokogawa Electric Corp.	11,400	174,113

		143,696,586

Netherlands—3.7%
ABN AMRO Holdings NV	86,714	3,720,696
Aegon NV	70,550	1,404,704
Akzo Nobel NV	12,776	966,780
ASML Holding NV (d)	24,617	607,405
Corio NV (REIT)	2,452	222,368
DSM NV (a)	8,274	369,125
Fugro NV	2,795	141,585
Hagemeyer NV (a)	22,992	109,240

Security Description	Shares	Value

Netherlands—(Continued)
Heineken NV	12,643	$659,735
ING Groep NV	90,850	3,829,399
James Hardie Industries NV (AUD) (a)	27,250	183,715
Koninklijke Ahold NV	79,507	929,096
Koninklijke KPN NV	92,728	1,441,849
Koninklijke Numico NV	8,481	435,019
Koninklijke Philips Electronics NV (a)	55,856	2,130,504
Mittal Steel Co. NV	37,746	1,993,751
Randstad Holding NV	1,866	144,423
Reed Elsevier NV	35,819	632,000
Rodamco Europe NV	2,482	344,296
SBM Offshore NV	7,684	275,599
TNT NV	20,513	941,415
Unilever NV	83,253	2,420,378
Vedior NV	6,643	147,211
Wereldhave NV (REIT) (a)	1,209	185,688
Wolters Kluwer NV	14,000	418,914

		24,654,895

New Zealand—0.2%
Fletcher Building, Ltd.	57,403	450,623
Telecom Corp. of New Zealand, Ltd. (a)	157,163	533,499

		984,122

Norway—0.9%
Acergy S.A.	9,600	203,577
Aker Kvaerner ASA	8,100	181,796
DnB NOR ASA	32,130	450,362
Norsk Hydro ASA (a)	37,000	1,211,851
Norske Skogindustrier ASA	9,200	156,048
Orkla ASA (a)	10,150	709,869
Pan Fish ASA (a)	146,000	169,896
Petroleum Geo-Services ASA	10,020	259,509
Prosafe ASA (a)	16,650	251,956
SeaDrill, Ltd.	11,400	184,957
Statoil ASA (a)	34,050	918,942
Storebrand ASA	11,400	181,217
Tandberg ASA	7,500	155,427
Telenor ASA	40,300	712,174
TGS Nopec Geophysical Co. ASA	6,600	150,594
Yara International ASA	10,000	273,427

		6,171,602

Portugal—0.3%
Banco BPI S.A. (a)	19,546	168,872
Banco Comercial Portugues S.A.	108,547	392,094
Banco Espirito Santo S.A. (a)	14,779	280,732
Brisa-Auto Estradas de Portugal S.A. (a)	19,503	255,223
Energias de Portugal S.A. (a)	103,978	556,170
Portugal Telecom, SGPS, S.A. (a)	41,274	550,298

		2,203,389

Singapore—1.0%
CapitaLand, Ltd. (a)	73,000	384,506
CapitaMall Trust	77,000	188,957

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
City Developments, Ltd.	36,000	$346,073
ComfortDelGro Corp., Ltd.	125,000	163,797
DBS Group Holdings, Inc.	59,978	845,128
Fraser & Neave, Ltd. (a)	72,000	240,088
Keppel Corp., Ltd.	34,000	425,373
Keppel Land, Ltd.	30,000	185,655
Overseas Chinese Bank	133,880	793,408
SembCorp Industries, Ltd.	70,000	235,088
Singapore Airlines, Ltd.	34,000	369,883
Singapore Exchange, Ltd.	54,000	232,850
Singapore Press Holdings, Ltd.	92,250	266,113
Singapore Technologies Engineering, Ltd.	106,000	230,270
Singapore Telecommunications, Ltd.	389,820	841,928
United Overseas Bank, Ltd.	60,392	835,102

		6,584,219

Spain—3.9%
Abertis Infraestructuras S.A. (a)	13,192	423,051
Acciona S.A.	1,601	346,388
Acerinox S.A. (a)	9,677	246,008
ACS, Actividades de Construccion & Servicios S.A. (a)	11,798	715,223
Altadis S.A.	12,473	792,737
Banco Bilbao Vizcaya Argentaria S.A.	172,770	4,228,319
Banco Popular Espanol S.A. (a)	43,005	885,135
Banco Santander Central Hispano S.A.	288,717	5,128,820
Cintra Conces, Plc. (a)	10,191	190,426
Corp Mapfre S.A. (a)	24,235	124,134
Endesa S.A. (a)	35,678	1,921,095
Fadesa Inmobiliar S.A. (a)	2,814	127,795
Fomento de Construcciones & Contratas S.A.	2,404	246,721
Gamesa Corporacion Tecnologica S.A. (a)	8,235	298,156
Gas Natural SDG S.A.	10,186	477,244
Grupo Ferrovial S.A. (a)	3,394	342,790
Iberdrola S.A. (a)	37,600	1,774,176
Inditex S.A.	10,488	651,011
Indra Sistemas S.A. (a)	7,404	186,255
Repsol YPF S.A.	42,166	1,412,257
Sacyr Vallehermoso S.A. (a)	4,621	258,634
Sociedad General de Aguas de Barcelona S.A.	1	35
Telefonica S.A.	216,866	4,773,143
Union Fenosa S.A.	6,590	354,839

		25,904,392

Sweden—2.5%
Alfa Laval AB	6,900	356,654
Assa Abloy AB (Series B) (a)	15,700	359,940
Atlas Copco AB (Series A)	16,100	533,362
Atlas Copco AB (Series B)	10,200	324,496
Boliden AB (d)	14,600	321,421
Castellum AB	9,700	139,896
Electrolux AB	13,400	338,881
Getinge AB (Class B)	9,500	215,647
Hennes & Mauritz AB (Series B)	22,550	1,294,430
Holmen AB (Series B)	2,500	102,619

Security Description	Shares	Value

Sweden—(Continued)
Husqvarna AB	13,400	$220,631
Kungsleden AB	8,200	146,955
Lundin Petroleum (a)	12,800	150,649
Modern Times Group AB	2,450	142,926
Nordea Bank AB (a)	103,762	1,651,864
Sandvik AB	54,350	963,928
Scania AB (Series B)	5,200	406,963
Securitas AB	16,800	255,628
Skandinaviska Enskilda Banken AB (a)	23,100	737,790
Skanska AB	19,700	437,908
SKF AB	22,600	468,786
Svenska Cellulosa AB (a)	9,100	485,955
Svenska Handelsbanken AB	27,600	817,831
Svenskt Stal AB (a)	9,000	277,444
Swedish Match AB	20,100	357,877
Tele2 AB (a)	18,100	296,045
Telefonaktiebolaget LM Ericsson (Class B) (a)	723,800	2,673,439
TeliaSonera AB	99,764	858,509
Trelleborg AB	4,000	103,723
Volvo AB (Series A) (a)	4,500	386,263
Volvo AB (Series B)	10,900	912,189
Wihlborgs Fastighe (a)	5,000	125,328

		16,865,977

Switzerland—6.2%
ABB, Ltd.	99,462	1,699,576
Adecco S.A. (a)	6,735	427,263
Ciba Specialty Chemicals AG	3,545	232,840
Clariant AG	12,901	220,787
Credit Suisse Group	55,907	4,000,513
Geberit AG	184	282,226
Givaudan AG	317	291,591
Holcim, Ltd.	9,794	978,188
Kuehne & Nagel International AG	2,545	208,476
Logitech International S.A.	8,395	232,485
Lonza Group AG (a)	1,509	144,191
Nestle S.A.	19,411	7,511,728
Nobel Biocare Holding AG	1,257	456,802
Novartis AG (a)	112,790	6,341,776
Phonak Holding AG	3,025	230,067
PSP Swiss Property	1,740	105,523
Rieter Holdings AG	231	114,388
Roche Holding AG	34,037	6,001,940
SGS S.A.	176	209,369
Sulzer AG	153	214,246
Swatch Group AG	3,574	190,436
Swatch Group AG (Class B)	1,638	431,815
Swiss Reinsurance Co. (a)	15,912	1,443,391
Swisscom AG	993	357,482
Syngenta AG	5,262	998,923
UBS AG	96,676	5,731,536
Unaxis Holdings AG (a)	324	196,157
Zurich Financial Services AG	7,046	2,028,491

		41,282,206

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—22.4%
3i Group, Plc.	21,222	$473,709
Aegis Group, Plc.	38,895	114,722
Aggreko Plc	12,815	127,234
AMEC, Plc.	19,748	204,902
Amvescap, Plc.	36,666	403,628
Anglo American, Plc.	68,818	3,622,446
ARM Holdings, Plc. (a)	54,960	144,726
Arriva, Plc.	7,903	115,649
AstraZeneca, Plc.	75,253	4,029,612
Aviva, Plc.	123,316	1,813,365
BAE Systems, Plc.	156,869	1,417,010
Balfour Beatty, Plc.	23,744	222,815
Barclays, Plc.	315,152	4,465,622
Barratt Developments, Plc.	11,202	243,263
BBA Avation, Plc.	20,617	113,251
Bellway, Plc.	4,518	141,180
BG Group, Plc.	166,180	2,381,987
BHP Billiton, Plc.	117,053	2,607,369
Biffa, Plc.	17,431	117,863
Boots Group, Plc.	37,720	760,224
Bovis Homes Group	5,148	116,511
BP, Plc.	941,131	10,136,984
British Airways, Plc.	32,384	309,352
British America Tobacco, Plc.	74,119	2,306,489
British Land Co., Plc. (REIT)	24,653	740,124
British Sky Broadcasting, Plc.	57,887	639,290
Brixton, Plc. (REIT)	11,049	110,415
BT Group, Plc.	397,923	2,375,256
Bunzl, Plc.	17,535	247,665
Burberry Group, Plc.	21,038	270,127
Cable & Wireless, Plc.	102,250	334,597
Cadbury Schweppes, Plc.	106,345	1,362,737
Capita Group, Plc.	31,881	427,424
Carnival, Plc.	9,240	443,600
Cattles, Plc.	20,378	163,957
Centrica, Plc.	176,581	1,340,606
Charter, Plc.	7,626	133,025
Close Brothers Group, Plc.	5,056	100,636
Cobham, Plc.	45,040	184,884
Compass Group, Plc.	100,636	671,921
Cookson Group, Plc.	8,787	107,278
Corus Group, Plc.	44,869	534,183
Daily Mail & General Trust, Plc.	18,743	297,712
De la Rue, Plc.	8,163	114,644
Diageo, Plc.	134,520	2,718,867
Dixons Group, Plc.	97,803	326,527
Electrocomponents, Plc.	16,808	95,630
EMAP, Plc.	13,982	206,770
EMI Group, Plc.	48,581	217,056
Enterprise Inns, Plc.	33,412	438,718
Experian Group, Ltd. (d)	48,259	554,595
Fiberweb, Plc.	6,417	26,704
First Choice Holidays	19,553	109,830
FirstGroup, Plc.	24,073	314,392
Friends Provident, Plc.	96,075	363,177
Gallaher Group	30,108	669,377
George Wimpey, Plc.	20,896	261,078

Security Description	Shares	Value

United Kingdom—(Continued)
GKN, Plc.	39,679	$296,184
GlaxoSmithKline, Plc.	280,449	7,707,563
Great Portland Estates PLC	8,123	123,766
Group for Securicor, Inc.	65,041	257,050
Hammerson, Plc. (REIT)	13,769	468,753
Hanson, Plc.	35,035	561,074
Hays, Plc.	70,144	215,996
HBOS, Plc.	183,973	3,785,030
Home Retail Group (d)	40,206	349,323
HSBC Holdings, Plc.	557,755	9,741,091
ICAP, Plc.	28,347	295,425
IMI, Plc.	19,184	218,738
Imperial Chemical Industries, Plc.	58,839	576,292
Imperial Tobacco Group, Plc.	32,827	1,468,263
Inchcape, Plc.	27,374	307,151
InterContinental Hotels Group, Plc.	16,116	397,751
International Power, Plc.	73,371	571,466
Intertek Group, Plc.	6,257	111,388
Invensys, Plc.	37,517	214,289
Investec, Plc.	15,340	198,377
Johnson Matthey, Plc.	11,394	352,733
Kelda Group, Plc.	19,060	351,159
Kesa Electricals, Plc.	27,443	182,928
Kingfisher, Plc.	119,296	652,213
Ladbrokes, Plc.	37,290	294,826
Land Securities Group, Plc. (REIT)	22,740	955,912
Legal & General Group, Plc.	329,784	1,030,422
Liberty International, Plc. (REIT)	13,045	319,665
Lloyds TSB Group, Plc.	277,668	3,054,598
LogicaCMG, Plc.	71,079	248,567
London Stock Exchange Group, Plc.	8,694	213,727
Man Group, Plc.	89,738	978,892
Marks & Spencer Group, Plc.	80,700	1,072,004
Meggitt, Plc.	22,314	130,855
Michael Page International, Plc.	15,380	161,761
Misys, Plc.	25,242	118,457
Mitchells & Butlers, Plc.	20,913	323,425
National Express Group, Plc.	5,547	137,583
National Grid, Plc.	131,885	2,067,836
Next, Plc.	10,683	471,997
Old Mutual, Plc.	266,329	858,947
Pearson, Plc.	37,340	637,823
Persimmon, Plc.	15,499	428,236
Provident Financial, Plc.	13,879	219,551
Prudential, Plc.	119,968	1,691,273
Punch Taverns, Plc.	14,968	367,002
Rank Group, Plc.	24,032	96,115
Reckitt Benckiser, Plc.	29,709	1,543,137
Reed Elsevier, Plc.	62,912	750,675
Rentokil Initial, Plc.	76,753	245,795
Resolution, Plc.	31,800	387,541
Reuters Group, Plc.	62,100	569,115
Rexam, Plc.	27,877	301,250
Rio Tinto, Plc.	49,835	2,830,837
Rolls-Royce Group, Plc.	89,424	868,106
Royal Bank of Scotland Group, Plc.	154,033	6,005,595
Royal Dutch Shell, Plc. (Class A)	179,252	5,934,999

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Royal Dutch Shell, Plc. (Class B)	133,616	$4,433,550
SABMiller, Plc.	44,998	985,549
Sage Group, Ltd.	61,607	312,500
Sainsbury Co.	74,182	800,063
Schroders, Plc.	4,373	109,123
Scottish & Newcastle, Plc.	35,871	423,717
Scottish & Southern Energy, Plc.	40,540	1,226,630
Scottish Power, Plc. (a)	75,651	1,187,914
Serco Group, Plc.	26,863	242,580
Severn Trent, Plc.	11,232	316,438
Signet Group, Plc.	90,531	222,048
Slough Estates, Plc. (REIT)	21,877	337,042
Smith & Nephew, Plc.	43,712	552,941
Smiths Group, Plc.	30,154	606,297
Stagecoach Group, Plc.	39,346	139,259
Standard Life, Plc.	110,415	685,631
Tate & Lyle, Plc.	26,178	295,650
Taylor Woodrow, Plc.	30,813	296,350
Tesco, Plc.	392,458	3,423,040
The Carphone Warehouse, Plc. (a)	18,370	100,032
TI Automotive, Ltd. (b) (c)	11,100	0
Tomkins, Plc.	43,005	225,242
Travis Perkins	4,822	190,565
Trinity Mirror, Plc.	11,804	123,476
Tullett Prebon, Plc.	9,755	92,559
Unilever, Plc.	60,807	1,828,556
United Business Media, Plc.	15,876	247,667
United Utilities, Plc.	40,354	598,800
Vodafone Group, Plc.	2,548,989	6,785,425
Whitbread, Plc.	10,990	407,439
William Hill, Plc.	16,542	206,766
Wolseley, Plc.	34,021	796,431
WPP Group, Plc.	58,263	881,310
Xstrata, Plc.	28,769	1,466,407
Yell Group, Plc.	35,479	415,262

		148,975,501

United States—3.2%
iShares MSCI EAFE Index Fund (a)	272,200	20,768,860
Synthes, Inc. (d)	2,734	336,324

		21,105,184

Total Common Stock (Identified Cost $422,148,907)		652,514,351

Preferred Stock—0.5%

Australia—0.1%
GPT Group (REIT)	94,845	377,630
Macquarie Infrastructure Group	143,435	443,376

		821,006

Germany—0.3%
Henkel KGAA (a)	2,804	413,259
Porsche AG	387	589,641
ProSiebensat.1 Media AG (d)	3,839	135,252

Security Description	Shares	Value

Germany—(Continued)
RWE AG	2,334	$230,777
Volkswagen AG	4,726	483,457

		1,852,386

Italy—0.0%
Unipol S.p.A.	44,653	162,739

Switzerland—0.1%
Schindler Holdings AG	3,504	212,043

United Kingdom—0.0%
Rolls-Royce Group, Plc.	5,293,900	10,643

Total Preferred Stock (Identified Cost $1,631,046)		3,058,817

Units—0.5%

Australia—0.2%
Centro Properties Group (REIT)	48,752	341,864
CFS Retail Trust (REIT)	100,244	178,995
Investa Property Group (REIT)	66,456	130,182
Macquarie Office Trust (REIT)	101,599	124,340
Stockland (REIT)	72,183	474,718

		1,250,099

Ireland—0.1%
Grafton Group, Plc.	15,414	230,361

Switzerland—0.2%
Compagnie Financière Richemont AG	25,408	1,416,116

United Kingdom—0.0%
Berkeley Group Holdings	4,020	124,614

Total Units (Identified Cost $1,602,598)		3,021,190

Rights—0.4%

Australia—0.0%
Suncorp-Metway, Ltd.	4,003	17,139

Belgium—0.4%
Fortis S.A.	56,452	2,575,262

Japan—0.0%
Dowa Mining Co., Ltd.	16,000	8,110

Sweden—0.0%
Fabege AB	5,000	3,835

United Kingdom—0.0%
Meggitt, Plc.	11,157	21,719

Total Rights (Identified Cost $1,391,792)		2,626,065

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Short Term Investments—0.2%

Security Description	Face Amount	Value

United States—0.2%
Federal Home Loan Bank 5.150%, 04/13/2007	$1,600,000	$1,597,254

Total Short Term Investments (Identified Cost $1,597,254)		1,597,254

Total Investments—99.7% (Identified Cost $428,371,597) (e)		662,817,677
Other assets less liabilities		2,292,271

Total Net Assets—100%		$665,109,948

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $139,855,397 and the collateral received consisted of cash in the amount of $146,698,612 and securities with a market value of $126,810.
(b)	Zero Valued Security.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	Non-Income Producing.
(e)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $428,371,597 and the composition of unrealized appreciation and depreciation of investment securities was $238,887,397 and $(4,441,317), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(VVPRStrip)—	The VVPR Strip is a coupon which, if presented along with the corresponding coupon of the share, allows the holder to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company. This strip is quoted seperately from the ordinary share and is freely negotiable.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—93.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
L-3 Communications Holdings, Inc.	169,500	$14,826,165

Automobiles—1.2%
Harley-Davidson, Inc. (a)	212,600	12,490,250

Beverages—1.7%
Constellation Brands, Inc. (b)	871,800	18,464,724

Capital Markets—1.9%
The Bear Stearns Co., Inc.	138,200	20,778,370

Communications Equipment—1.1%
Arris Group, Inc. (b)	808,200	11,379,456

Computers & Peripherals—1.2%
Lexmark International, Inc. (Class A) (b)	227,200	13,282,112

Construction & Engineering—1.5%
Chicago Bridge & Iron Co., NV	535,300	16,460,475

Electric Utilities—1.9%
DPL, Inc. (a)	375,900	11,686,731
Edison International	183,900	9,035,007

		20,721,738

Electronic Equipment & Instruments—1.4%
Avnet, Inc. (b)	409,400	14,795,716

Energy Equipment & Services—3.3%
Noble Corp.	180,700	14,217,476
Oceaneering International, Inc.	267,300	11,258,676
Oil States International, Inc. (b)	294,200	9,440,878

		34,917,030

Food Products—1.4%
Smithfield Foods, Inc. (b)	213,000	6,379,350
Tyson Foods, Inc. (Class A)	447,000	8,676,270

		15,055,620

Gas Utilities—0.7%
National Fuel Gas Co. (a)	163,400	7,068,684

Health Care Providers & Services—6.5%
Aetna, Inc.	372,600	16,316,154
CIGNA Corp.	125,100	17,846,766
Coventry Health Care, Inc. (b)	264,250	14,811,212
LifePoint Hospitals, Inc. (b)	212,400	8,117,928
Omnicare, Inc.	302,800	12,042,356

		69,134,416

Household Durables—10.4%
Centex Corp.	344,500	14,393,210
Hovnanian Enterprises, Inc. (Class A) (a) (b)	618,800	15,569,008
KB Home (a)	365,600	15,600,152
Lennar Corp. (Class A)	329,000	13,887,090

Security Description	Shares	Value

Household Durables—(Continued)
Meritage Homes Corp. (a) (b)	485,700	$15,600,684
NVR, Inc.	26,300	17,489,500
The Ryland Group, Inc. (a)	116,500	4,915,135
Whirlpool Corp. (a)	154,500	13,118,595

		110,573,374

Independent Power Producers & Energy Traders—5.6%
Constellation Energy Group	76,700	6,669,065
Mirant Corp. (b)	459,500	18,591,370
NRG Energy, Inc. (a) (b)	272,100	19,602,084
TXU Corp.	229,400	14,704,540

		59,567,059

Industrial Conglomerates—0.8%
Walter Industries, Inc. (a)	346,800	8,583,300

Insurance—1.2%
Fidelity National Financial, Inc.	519,300	12,468,393

IT Services—1.3%
Affiliated Computer Services, Inc. (b)	240,200	14,142,976

Machinery—4.9%
Eaton Corp.	132,000	11,029,920
Ingersoll-Rand Co., Ltd. (Class A)	11,400	494,418
Joy Global, Inc.	409,900	17,584,710
Terex Corp. (b)	322,000	23,106,720

		52,215,768

Metals & Mining—7.5%
Cleveland-Cliffs, Inc. (a)	284,800	18,230,048
Freeport-McMoRan Copper & Gold, Inc. (Class B)	335,200	22,186,888
Teck Cominco, Ltd. (Class B) (CAD)	234,000	16,286,400
United States Steel Corp.	234,700	23,275,199

		79,978,535

Oil, Gas & Consumable Fuels—12.0%
Arch Coal, Inc. (a)	389,800	11,962,962
Canadian Natural Resources, Ltd.	280,600	15,486,314
Denbury Resources, Inc. (b)	488,800	14,561,352
Frontline, Ltd. (a)	198,000	7,029,000
Peabody Energy Corp.	223,100	8,977,544
Quicksilver Resources, Inc. (a) (b)	227,250	9,037,733
Ship Finance International, Ltd. (a)	360,814	9,897,136
Southwestern Energy Co. (b)	284,300	11,650,614
Sunoco, Inc.	110,900	7,811,796
Talisman Energy, Inc.	625,215	10,978,775
The Williams Cos., Inc.	351,000	9,989,460
XTO Energy, Inc.	184,708	10,123,845

		127,506,531

Personal Products—1.5%
NBTY, Inc. (b)	298,200	15,816,528

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—2.7%
Endo Pharmaceuticals Holdings, Inc. (b)	378,800	$11,136,720
Shire, Plc. (ADR)	285,600	17,678,640

		28,815,360

Real Estate Investment Trusts—6.2%
Annaly Capital Management, Inc.	695,900	10,772,532
Colonial Properties Trust	239,900	10,956,233
Developers Diversified Realty Corp.	180,500	11,353,450
First Industrial Realty Trust, Inc. (a)	251,800	11,406,540
iStar Financial, Inc.	349,300	16,357,719
Ventas, Inc.	127,300	5,363,149

		66,209,623

Semiconductors & Semiconductor Equipment—0.9%
International Rectifier Corp. (b)	238,400	9,109,264

Software—3.6%
Activision, Inc. (b)	695,200	13,167,088
Check Point Software Technologies, Ltd. (b)	478,106	10,652,202
Take-Two Interactive Software, Inc. (a)	711,000	14,319,540

		38,138,830

Specialty Retail—5.2%
Advance Auto Parts, Inc.	341,350	13,159,043
Aeropostale, Inc. (b)	349,600	14,064,408
Circuit City Stores, Inc.	607,600	11,258,828
Hot Topic, Inc. (a) (b)	489,900	5,437,890
TJX Cos., Inc.	438,000	11,808,480

		55,728,649

Thrifts & Mortgage Finance—3.2%
Hudson City Bancorp, Inc.	831,600	11,376,288
IndyMac Bancorp, Inc. (a)	484,000	15,512,200
The PMI Group, Inc.	170,900	7,728,098

		34,616,586

Trading Companies & Distributors—1.3%
United Rentals, Inc. (b)	519,700	14,291,750

Total Common Stock (Identified Cost $862,258,199)		997,137,282

Preferred Stock—1.8%

Aerospace & Defense—1.8%
Empresa Brasileira de Aeronautica S.A. (ADR)	405,400	18,591,644

Total Preferred Stock (Identified Cost $15,532,249)		18,591,644

Short Term Investments—4.8%
Security Description	Face Amount	Value

Repurchase Agreement—4.8%
State Street Corp. Repurchase Agreement dated 03/30/07 at 1.700% to be repurchased at $51,480,292 on 04/02/07, collateralized by $39,475,000 U.S. Treasury Bond 8.125% due 08/15/21 with a value of $53,018,438.	$51,473,000	$51,473,000

Total Short Term Investments (Identified Cost $51,473,000)		51,473,000

Total Investments—100.1% (Identified Cost $929,263,448) (c)		1,067,201,926
Liabilities in excess of other assets		(1,223,176)

Total Net Assets—100%		$1,065,978,750

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $180,713,001 and the collateral received consisted of cash in the amount of $187,055,184.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $929,263,448 and the composition of unrealized appreciation and depreciation of investment securities was $185,324,009 and $(47,385,531), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—96.4% of Total Net Assets

Security Description	Shares	Value

Bermuda—0.3%
Everest Re Group, Ltd.	26,730	$2,570,624

Canada—1.7%
Husky Energy, Inc.	152,900	10,697,297
Manulife Financial Corp.	141,160	4,860,831

		15,558,128

Cayman Islands—2.5%
3SBio, Inc. (ADR) (a) (b)	17,800	196,156
ACE, Ltd.	97,670	5,573,050
GlobalSantaFe Corp.	41,440	2,556,019
Transocean, Inc. (b)	127,970	10,455,149
XL Capital, Ltd. (Class A)	64,810	4,534,108

		23,314,482

Denmark—0.3%
Novo Nordisk A/S (a)	35,100	3,199,874

Finland—0.7%
Fortum Oyj (a)	203,780	5,967,186
Neste Oil Oyj (a)	23,120	799,399

		6,766,585

France—6.6%
European Aeronautic Defense & Space Co. (a)	302,657	9,421,018
LVMH Moet Hennessy Louis Vuitton S.A.	115,561	12,850,175
NicOx S.A. (a) (b)	51,275	1,359,052
Sanofi-Aventis (a)	155,102	13,521,357
Société Générale (a)	49,279	8,542,183
Technip S.A.	146,900	10,733,846
Total S.A. (a)	69,758	4,879,948

		61,307,579

Germany—5.0%
Allianz AG	57,520	11,797,582
Bayerische Motoren Werke AG (a)	154,235	9,097,338
SAP AG	221,760	9,908,264
Siemens AG	151,368	16,212,442

		47,015,626

Hong Kong—0.3%
Hutchison Whampoa, Ltd.	345,000	3,317,824

India—2.8%
Dish TV India, Ltd. (b) (c) (d)	597,115	0
Hindustan Lever, Ltd.	993,900	4,710,408
ICICI Bank, Ltd. (ADR) (a)	58,630	2,154,652
Infosys Technologies, Ltd.	219,426	10,225,711
Wire & Wireless India, Ltd. (b)	519,230	1,055,341
Zee News, Ltd.	469,488	419,282
Zee Telefilms, Ltd. (d)	1,038,460	7,110,667

		25,676,061

Italy—0.5%
Bulgari S.p.A. (a)	324,600	4,696,886

Security Description	Shares	Value

Japan—11.3%
Canon, Inc.	66,800	$3,591,939
Chugai Pharmaceutical Co., Ltd. (a)	160,600	4,068,094
Credit Saison Co., Ltd. (a)	170,400	5,618,557
Fanuc, Ltd.	26,400	2,444,719
Hoya Corp. (a)	207,700	6,866,088
KDDI Corp.	1,331	10,603,842
Keyence Corp. (a)	20,200	4,575,374
Kyocera Corp.	50,500	4,741,185
Murata Manufacturing Co., Ltd.	125,900	9,146,728
Nidec Corp. (a)	34,800	2,236,394
Nintendo Co., Ltd.	17,400	5,058,618
Resona Holdings, Inc. (a)	1,293	3,462,974
Secom Co., Ltd.	92,000	4,262,402
Sega Sammy Holdings, Inc. (a)	127,400	2,976,001
Seven & I Holdings Co., Ltd. (a)	105,291	3,196,977
Shionogi & Co., Ltd.	243,000	4,390,001
Sony Corp.	250,728	12,695,932
Square Enix Co., Ltd. (a)	135,700	3,490,271
Sumitomo Mitsui Financial Group, Inc.	282	2,564,458
Toyota Motor Corp. (a)	141,200	9,064,262

		105,054,816

Mexico—2.4%
Fomento Economico Mexicano S.A. de C.V.	605,620	6,688,905
Grupo Modelo S.A. de C.V. (a)	836,610	4,279,238
Grupo Televisa S.A. (ADR)	375,970	11,203,906

		22,172,049

Netherlands—1.2%
Koninklijke Philips Electronics NV (a)	289,448	11,092,197

Norway—0.6%
Tandberg ASA (a)	269,270	5,603,834

Panama—1.2%
Carnival Corp.	242,370	11,357,458

Singapore—0.2%
Singapore Press Holdings, Ltd.	759,000	2,190,856

South Korea—1.9%
Hyundai Heavy Industries Co., Ltd.	22,466	4,483,408
Samsung Electronics Co., Ltd.	9,472	5,661,230
SK Telecom Co., Ltd. (ADR)	331,940	7,774,035

		17,918,673

Spain—1.1%
Inditex S.A.	162,890	10,158,389

Sweden—6.4%
Hennes & Mauritz AB (Series B)	335,110	19,321,996
Investor AB (a)	233,100	5,555,576
Telefonaktiebolaget LM Ericsson (Class B) (a)	9,364,480	34,743,039

		59,620,611

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—3.5%
Credit Suisse Group (a)	189,249	$13,633,585
Novartis AG (a)	84,772	4,798,657
Roche Holding AG	65,458	11,620,640
Syngenta AG	11,842	2,263,254

		32,316,136

Taiwan—1.5%
BenQ Corp. (b)	2,913,000	1,161,326
MediaTek, Inc.	645,100	7,374,231
Taiwan Semiconductor Manufacturing Co., Ltd.	2,809,686	5,753,045

		14,288,602

United Kingdom—12.9%
BP, Plc. (ADR)	107,550	6,963,863
Burberry Group, Plc.	327,403	4,219,065
Cadbury Schweppes, Plc.	909,301	11,694,241
Diageo, Plc.	267,398	5,424,111
Experian Group, Ltd. (b)	163,048	1,880,539
HSBC Holdings, Plc.	503,292	8,743,075
Pearson, Plc.	264,412	4,532,900
Prudential, Plc.	605,072	8,561,005
Reckitt Benckiser, Plc.	297,278	15,497,032
Royal Bank of Scotland Group, Plc.	391,072	15,302,709
RT Group, Plc. (c) (d) (e)	282,264	0
Smith & Nephew, Plc.	470,168	5,968,986
Tesco, Plc.	963,038	8,430,075
Vodafone Group, Plc.	6,507,491	17,385,692
WPP Group, Plc.	338,845	5,144,061

		119,747,354

United States—31.5%
3M Co.	113,270	8,657,226
Adobe Systems, Inc. (b)	288,470	12,029,199
Advanced Micro Devices, Inc. (a) (b)	581,610	7,595,827
Affymetrix, Inc. (a)	81,440	2,448,901
Altera Corp. (b)	292,230	5,841,678
Amgen, Inc. (b)	63,340	3,539,439
AtheroGenics, Inc. (a) (b)	180,400	506,924
Automatic Data Processing, Inc.	219,010	10,600,084
Avon Products, Inc.	26,560	989,626
Berkshire Hathaway, Inc. (Class B) (b)	1,530	5,569,200
Boeing Co.	70,460	6,264,599
Boston Scientific Corp. (b)	359,981	5,234,124
Chevron Corp.	87,070	6,439,697
Cisco Systems, Inc. (b)	155,210	3,962,511
Coach, Inc. (b)	90,380	4,523,519
Colgate-Palmolive Co.	92,800	6,198,112
Corning, Inc. (b)	428,010	9,732,947
Cree, Inc. (a) (b)	201,140	3,310,764
eBay, Inc. (b)	448,730	14,875,399
Emerson Electric Co.	210,400	9,066,136
Genentech, Inc. (b)	46,940	3,854,713
Getty Images, Inc. (a) (b)	57,700	2,805,951
Gilead Sciences, Inc. (b)	107,180	8,199,270
InterMune, Inc. (a) (b)	66,000	1,627,560

Security Description	Shares	Value

United States—(Continued)
International Game Technology	129,470	$5,227,999
International Rectifier Corp. (b)	88,810	3,393,430
Intuit, Inc. (b)	299,220	8,186,659
Johnson & Johnson	35,450	2,136,217
JPMorgan Chase & Co.	95,640	4,627,063
Juniper Networks, Inc. (b)	526,600	10,363,488
Linear Technology Corp.	120,710	3,813,229
Lockheed Martin Corp.	56,380	5,469,988
Maxim Integrated Products, Inc.	235,990	6,938,106
McDonald’s Corp.	135,900	6,122,295
Medtronic, Inc.	64,560	3,167,314
Microsoft Corp.	563,160	15,695,269
Morgan Stanley	125,070	9,850,513
Nektar Therapeutics (a)	68,770	898,136
Northern Trust Corp.	146,760	8,826,146
Northrop Grumman Corp.	62,830	4,663,243
Nuvelo, Inc. (a) (b)	48,790	179,547
Raytheon Co.	103,750	5,442,725
Regeneron Pharmaceuticals, Inc.	43,890	948,902
Scientific Games Corp. (a) (b)	31,000	1,017,730
Sirius Satellite Radio, Inc. (a)	2,280,960	7,299,072
The Walt Disney Co.	264,260	9,098,472
Theravance, Inc. (b)	68,380	2,017,210
Tiffany & Co.	190,000	8,641,200
Wal-Mart Stores, Inc.	182,610	8,573,539
Xilinx, Inc.	195,190	5,022,239
Yahoo!, Inc. (b)	62,800	1,965,012

		293,458,149

Total Common Stock (Identified Cost $805,525,629)		898,402,793

Preferred Stock—2.5%

Brazil—1.0%
Empresa Brasileira de Aeronautica S.A. (ADR)	202,210	9,273,351

Germany—0.8%
Porsche AG	4,834	7,399,762

Mexico—0.7%
Companhia de Bebidas das Americas (ADR)	118,350	6,504,516

Total Preferred Stock (Identified Cost $16,154,362)		23,177,629

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Short Term Investments—0.6%

Security Description	Face Amount	Value

United States—0.6%
State Street Corp. Repurchase Agreement dated 03/30/07 at 1.700% to be repurchased at $5,504,780 on 04/02/07, collateralized by $4,140,000 U.S. Treasury Bond 8.000% due 11/15/21 with a value of $5,614,875.	$5,504,000	$5,504,000

Total Short Term Investments (Identified Cost $5,504,000)		5,504,000

Total Investments—99.5% (Identified Cost $827,183,991) (f)		927,084,422
Other assets less liabilities		4,237,625

Total Net Assets—100%		$931,322,047

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $173,294,938 and the collateral received consisted of cash in the amount of $182,295,277.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $827,183,991 and the composition of unrealized appreciation and depreciation of investment securities was $129,898,931 and $(29,998,500), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—95.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
AAR Corp. (a)	14,050	$387,218
Argon, Inc. (a) (b)	4,467	118,197
BE Aerospace, Inc. (a)	29,460	933,882
Ceradyne, Inc. (a) (b)	9,837	538,477
Cubic Corp. (a)	5,113	110,645
Curtiss Wright Corp. (a)	17,509	674,797
DynCorp. International, Inc. (a)	9,367	141,348
EDO Corp. (a)	7,694	201,583
Esterline Technologies Corp. (a)	9,672	397,229
GenCorp, Inc. (a)	25,314	350,346
HEICO Corp. (Class A)	371	11,631
HEICO Corp. (Class B) (a)	8,239	300,641
Herley Industries, Inc. (a) (b)	5,598	87,441
Hexcel Corp. (a)	35,959	713,786
Innovative Solutions & Support (a)	4,883	123,637
K&F Industries Holdings, Inc. (a)	6,476	174,399
Ladish, Inc. (a)	4,826	181,651
Moog, Inc. (a)	13,549	564,316
MTC Technologies, Inc. (a) (b)	3,316	69,735
Orbital Sciences Corp. (b)	23,667	443,520
Taser International, Inc. (a)	29,353	235,705
Teledyne Technologies, Inc. (a) (b)	13,049	488,554
Triumph Group, Inc. (a)	5,638	312,007
United Industrial Corp. (a)	4,197	231,674

		7,792,419

Air Freight & Logistics—0.4%
ABX Air, Inc.	19,408	132,945
Atlas Air Worldwide Holdings, Inc. (a)	8,052	424,582
Dynamex, Inc. (a)	4,083	103,872
EGL, Inc. (a)	12,786	506,709
Forward Air Corp. (a)	11,946	392,784
Hub Group, Inc. (Class A)	16,414	475,842
Pacer International, Inc.	14,280	384,703

		2,421,437

Airlines—0.5%
AirTran Holdings, Inc. (a) (b)	38,937	399,883
Alaska Air Group, Inc. (a) (b)	15,091	574,967
ExpressJet Holdings, Inc. (a)	25,759	150,433
Frontier Airlines Holdings, Inc. (a)	12,420	74,644
JetBlue Airways Corp. (a) (b)	65,150	749,876
Mesa Air Group, Inc. (a)	14,947	112,551
Republic Airways Holdings, Inc. (a) (b)	15,110	346,926
SkyWest, Inc.	25,021	671,313

		3,080,593

Auto Components—0.9%
Aftermarket Technology Corp. (a)	7,198	174,767
American Axle & Manufacturing Holdings, Inc. (a)	20,325	555,889
ArvinMeritor, Inc. (a)	26,037	475,175
Bandag, Inc. (a)	4,766	241,589
Cooper Tire & Rubber Co.	23,462	429,120
Drew Industries, Inc. (a) (b)	6,424	184,240
Fuel System Solutions, Inc. (a)	4,429	82,025

Security Description	Shares	Value

Auto Components–(Continued)
GenTek, Inc. (a)	3,403	$115,906
Lear Corp. (b)	25,693	938,051
LKQ Corp. (a) (b)	18,825	411,515
Modine Manufacturing Co.	13,136	300,814
Noble International, Ltd.	4,558	76,483
Sauer-Danfoss, Inc. (a)	5,215	156,972
Superior Industries International, Inc. (a)	7,938	165,349
Tenneco, Inc. (a)	18,606	473,709
Visteon Corp. (a)	48,883	417,461

		5,199,065

Automobiles—0.1%
Fleetwood Enterprises, Inc. (a)	23,099	182,713
Monaco Coach Corp. (a) (b)	9,051	144,182
Winnebago Industries, Inc. (a)	13,361	449,331

		776,226

Beverages—0.1%
Boston Beer, Inc. (a) (b)	4,833	161,180
Coca-Cola Bottling Co.	2,141	121,245
Jones Soda Co. (a)	8,799	177,916
MGP Ingredients, Inc. (a)	3,407	69,401

		529,742

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc. (a) (b)	14,092	609,338
Alkermes, Inc. (b)	36,994	571,187
Alnylam Pharmaceuticals, Inc. (a)	14,201	255,618
Applera Corp.—Celera Genomics	30,527	433,483
Arena Pharmaceuticals, Inc.	23,352	253,603
Ariad Pharmaceuticals, Inc. (a)	21,812	97,936
Array Biopharma, Inc. (a)	20,217	256,756
BioCryst Pharmaceuticals, Inc. (a)	8,872	74,259
BioMarin Pharmaceutical, Inc. (b)	37,651	649,856
Cell Genesys, Inc. (a)	23,892	100,346
Cepheid, Inc. (a)	20,040	238,075
Combinatorx, Inc. (a)	10,434	72,934
Cubist Pharmaceuticals, Inc. (a) (b)	23,209	512,223
CV Therapeutics, Inc. (a)	23,446	184,520
Cytokinetics, Inc. (a)	10,111	70,373
deCODE genetics, Inc. (a) (b)	23,851	87,056
Dendreon Corp. (a)	42,450	548,879
Digene Corp. (a) (b)	7,484	317,396
Encysive Pharmaceuticals, Inc. (a) (b)	24,646	66,791
Enzon Pharmaceuticals, Inc. (a)	15,476	126,129
Genomic Health, Inc. (a)	5,015	86,960
Geron Corp. (a)	22,774	159,418
GTx, Inc. (a)	5,105	104,142
Human Genome Sciences, Inc. (a) (b)	52,877	561,554
Idenix Pharmaceuticals, Inc. (a) (b)	9,534	69,598
Incyte Corp. (a) (b)	38,316	252,502
Indevus Pharmaceuticals, Inc. (a)	19,151	135,398
InterMune, Inc. (a) (b)	10,030	247,340
ISIS Pharmaceuticals, Inc. (a)	26,008	241,094
Keryx Biopharmaceuticals, Inc. (a) (b)	15,693	165,090

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Lexicon Genetics, Inc. (a)	38,516	$139,813
MannKind Corp. (a) (b)	12,340	176,462
Martek Biosciences Corp. (b)	12,359	254,843
Maxygen, Inc. (a)	11,376	126,842
Medarex, Inc. (a) (b)	46,835	606,045
Momenta Pharmaceuticals, Inc. (a)	8,618	111,689
Monogram Biosciences, Inc. (a)	54,508	105,746
Myriad Genetics, Inc. (b)	16,125	555,668
Nabi Biopharmaceuticals (a) (b)	19,772	104,989
Neurocrine Biosciences, Inc. (a) (b)	12,908	161,350
Novavax, Inc. (a)	23,794	61,627
Onyx Pharmaceuticals, Inc. (a) (b)	17,987	446,797
OSI Pharmaceuticals, Inc.	21,306	703,098
Palatin Technologies, Inc.	1	2
Panacos Pharmaceuticals, Inc. (a) (b)	19,898	92,128
Peregrine Pharmaceuticals, Inc. (a)	68,383	67,015
Pharmion Corp. (a) (b)	10,775	283,275
Progenics Pharmaceuticals, Inc. (a)	8,091	191,595
Regeneron Pharmaceuticals, Inc. (a)	19,526	422,152
Rigel Pharmaceuticals, Inc. (a) (b)	9,576	103,995
Sangamo Biosciences, Inc. (a)	12,222	83,110
Savient Pharmaceuticals, Inc. (a)	20,981	252,192
Senomyx, Inc. (a) (b)	10,540	130,485
Tanox, Inc. (a)	11,633	218,235
Telik, Inc. (a) (b)	19,117	103,805
Trimeris, Inc. (a) (b)	7,171	49,337
United Therapeutics Corp. (b)	8,930	480,255
Zymogenetics, Inc. (a)	17,274	268,783

		13,851,187

Building Products—0.5%
AAON, Inc. (a)	3,329	86,987
American Woodmark Corp. (a)	5,518	202,842
Ameron International Corp. (a)	3,679	242,299
Apogee Enterprises, Inc. (a)	10,965	219,739
Builders Firstsource, Inc. (a)	5,203	83,612
Goodman Global, Inc. (a)	8,577	151,127
Griffon Corp. (a) (b)	11,786	291,703
Insteel Industries, Inc.	4,954	83,178
NCI Building Systems, Inc. (a)	8,030	383,352
PW Eagle, Inc.	3,763	124,329
Simpson Manufacturing Co. , Inc. (a)	15,613	481,505
Trex Co., Inc. (a) (b)	4,101	88,294
Universal Forest Products, Inc.	6,524	323,264

		2,762,231

Capital Markets—1.2%
Apollo Investment Corp. (a)	39,553	846,434
Ares Capital Corp.	19,621	356,514
Calamos Asset Management, Inc. (a)	10,356	231,146
Capital Southwest Corp. (a)	913	140,301
Cohen & Steers, Inc. (a)	6,223	268,087
Gamco Investors, Inc. (a)	2,073	89,823
GFI Group, Inc. (a) (b)	5,276	358,610
Gladstone Capital Corp. (a)	3,939	93,275
Greenhill & Co., Inc. (a)	7,020	430,958

Security Description	Shares	Value

Capital Markets—(Continued)
Harris & Harris Group, Inc. (a) (b)	7,641	$98,722
KBW, Inc.	2,746	95,451
Knight Capital Group, Inc. (a)	39,069	618,853
LaBranche & Co., Inc. (a) (b)	24,814	202,482
MarketAxess Holdings, Inc. (a)	14,371	240,570
MCG Capital Corp. (a)	20,824	390,658
MVC Capital, Inc.	6,310	98,751
optionsXpress Holdings, Inc. (a)	7,020	165,251
Penson Worldwide, Inc. (a) (b)	3,027	91,385
Piper Jaffray Co.	7,865	487,158
Stifel Financial Corp. (a)	4,207	186,370
SWS Group, Inc. (a)	10,733	266,286
Technology Investment Capital Corp. (a)	8,657	146,390
TradeStation Group, Inc. (a)	8,870	111,673
Waddell & Reed Financial, Inc. (Class A)	34,312	800,156

		6,815,304

Chemicals—1.8%
A. Schulman, Inc. (a)	10,504	247,474
American Vanguard Corp. (a)	9,543	163,090
Arch Chemicals, Inc. (a)	9,126	284,914
Balchem Corp. (a)	5,883	104,011
Calgon Carbon Corp. (a)	15,460	128,473
CF Industries Holdings, Inc.	20,718	798,679
Ferro Corp. (a)	18,331	396,133
Georgia Gulf Corp. (a)	15,335	248,580
H.B. Fuller Co.	21,714	592,141
Hercules, Inc. (b)	42,983	839,888
Innospec, Inc.	5,648	325,551
Koppers Holdings, Inc.	3,848	98,740
MacDermid, Inc. (a)	11,951	416,731
Minerals Technologies, Inc.	7,437	462,284
NewMarket Corp.	7,322	297,786
Olin Corp.	29,007	491,378
OM Group, Inc.	11,273	503,678
Omnova Solutions, Inc. (a)	16,244	88,692
Pioneer Companies, Inc. (a)	4,217	116,558
PolyOne Corp.	31,965	194,986
Rockwood Holdings, Inc.	13,680	378,662
Sensient Technologies Corp.	17,198	443,364
Spartech Corp. (a)	13,147	385,733
Stepan Co.	2,448	64,260
Symyx Technologies, Inc. (b)	11,655	206,527
Terra Industries, Inc. (a)	38,940	681,450
Tronox, Inc.	13,666	191,051
W.R. Grace & Co. (a) (c)	27,108	716,193
Zoltek Companies, Inc. (a)	5,861	204,725

		10,071,732

Commercial Banks—6.3%
1st Source Corp.	4,396	115,043
Alabama National Bancorp (a)	6,996	495,387
Amcore Financial, Inc. (a)	8,213	260,763
Americanwest Bancorp (a)	3,389	72,999
Ameris Bancorp (a)	5,673	138,875
Arrow Financial Corp. (a)	3,623	81,155

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Bancfirst Corp. (a)	3,574	$165,655
Banctrust Financial Group, Inc. (a)	3,598	76,134
Bank of Granite Corp. (a)	6,602	118,308
Bank of the Ozarks, Inc. (a)	4,816	138,316
BankFinancial Corp. (a)	7,767	126,369
Banner Corp. (a)	4,200	174,510
Boston Private Financial Holdings, Inc. (a)	14,052	392,332
Cadence Financial Corp. (a)	3,516	70,320
Camden National Corp. (a)	3,268	141,831
Capital City Bank Group, Inc. (a)	5,262	175,225
Capital Corp. of the West (a)	3,036	80,606
Capitol Bancorp, Ltd. (a)	5,117	188,561
Cardinal Financial Corp. (a)	7,941	79,251
Cascade Bancorp. (a)	12,229	317,220
Cathay General Bancorp (a) (b)	19,205	652,586
Centennial Bank Holdings, Inc. (a)	20,017	173,147
Center Financial Corp. (a)	4,207	83,172
Central Pacific Financial Corp.	12,519	457,820
Chemical Financial Corp. (a)	10,606	315,953
Chittenden Corp. (a)	18,563	560,417
Citizens Banking Corp. (a)	28,806	638,341
City Holdings Co.	6,400	258,880
Cobiz, Inc. (a)	5,100	101,541
Columbia BanCorp	3,598	86,388
Columbia Banking Systems, Inc. (a)	6,690	225,654
Community Bancorp N.V. (a) (b)	4,761	146,401
Community Bank Systems, Inc. (a)	10,287	215,204
Community Bank, Inc. (a)	8,852	211,297
Community Trust Bancorp, Inc.	6,608	239,408
CVB Financial Corp. (a)	24,951	296,917
Enterprise Financial Services Corp. (a)	3,091	86,548
F.N.B. Corp. (a)	21,958	369,992
F.N.B. Corp. (Virginia) (a)	2,623	93,982
Farmers Capital Bank Corp. (a)	2,435	71,540
First Bancorp (a)	4,498	96,167
First Bancorp (Puerto Rico)	30,808	408,514
First Charter Corp. (a)	12,810	275,415
First Commonwealth Financial Corp. (a)	30,381	356,977
First Community Bancorp, Inc. (a)	9,368	529,667
First Community Bancshares, Inc. (a)	3,168	123,552
First Financial Bancorp (a)	11,494	173,674
First Financial Bankshares, Inc. (a)	8,879	371,320
First Financial Corp. (a)	4,482	138,718
First Indiana Corp. (a)	5,860	128,041
First Merchants Corp.	7,299	173,132
First Midwest Bancorp, Inc. (a)	19,066	700,676
First Regional Bancorp (a)	2,784	82,685
First Republic Bank	10,586	568,468
First South BanCorp, Inc. (a)	2,989	91,732
First State Bancorp	7,686	173,319
FirstMerit Corp. (a)	29,940	632,033
Frontier Financial Corp. (a)	16,397	409,105
GB&T Bancshares, Inc. (a)	6,632	120,238
Glacier Bancorp, Inc. (a)	21,439	515,394
Great Southern Bancorp, Inc. (a)	5,384	157,644
Greater Bay Bancorp (a)	20,614	554,310
Greene County Bancshares, Inc.	2,999	101,696

Security Description	Shares	Value

Commercial Banks—(Continued)
Hancock Holding Co. (a)	10,964	$482,197
Hanmi Financial Corp. (a)	17,463	332,845
Harleysville National Corp. (a)	9,807	174,761
Heartland Financial USA, Inc. (a)	5,150	137,763
Heritage Commerce Corp.	4,076	103,897
Horizon Financial Corp. (a)	4,444	98,124
IBERIABANK Corp. (a)	4,181	232,714
Independent Bank Corp. (a)	7,931	161,554
Independent Bank Corp. (Massachusetts)	6,872	226,364
Integra Bank Corp. (a)	6,044	134,721
International Bancshares Corp. (a)	18,098	536,968
Investors Bancorp, Inc.	22,246	321,232
Irwin Financial Corp. (a)	9,478	176,670
Lakeland Bancorp, Inc. (a)	8,374	113,468
Lakeland Financial Corp. (a)	4,806	109,096
Macatawa Bank Corp. (a)	5,289	97,318
Mainsource Financial Group, Inc. (a)	6,778	115,090
MB Financial, Inc. (a)	11,531	415,231
MBT Financial Corp. (a)	5,287	68,255
Mercantile Bankcorp (a)	2,457	79,803
Mid-State Bancshares (a)	8,118	297,849
Midwest Banc Holdings, Inc. (a)	6,195	109,713
Nara Bancorp, Inc. (a)	9,629	168,604
National Penn Bancshares, Inc. (a)	17,348	327,877
NBT Bancorp, Inc. (a)	13,418	314,384
Old National Bancorp (a)	27,546	500,786
Old Second Bancorp, Inc. (a)	4,900	134,260
Omega Financial Corp. (a)	5,833	166,299
Oriental Financial Group, Inc.	6,400	75,392
Pacific Capital Bancorp (a)	18,358	589,659
Park National Corp. (a)	4,468	422,137
People’s Bancorp, Inc.	3,541	93,518
Pinnacle Financial Partners, Inc. (a) (b)	5,384	164,266
Placer Sierra Bancshares	4,266	115,438
Preferred Bank (Los Angeles, CA) (a)	2,332	91,438
Premierwest Bancorp (a)	5,242	70,819
PrivateBancorp, Inc. (a)	6,351	232,193
Prosperity Bancshares, Inc. (a)	14,330	497,824
Provident Bankshares Corp. (a)	12,031	395,339
Renasant Corp. (a)	7,356	181,546
S&T Bancorp, Inc. (a)	11,117	367,306
S.Y. Bancorp, Inc. (a)	4,911	122,087
Sandy Spring Bancorp, Inc. (a)	5,744	198,972
SCBT Financial Corp. (a)	3,493	126,669
Seacoast Banking Corp. (a)	6,358	144,136
Security Bank Corp. (a)	5,076	102,231
Shore Bancshares, Inc.	3,063	81,016
Signature Bank (b)	12,494	406,555
Simmons First National Corp. (a)	4,677	140,637
Smithtown Bancorp, Inc. (a)	3,146	81,796
Southside Bancshares, Inc. (a)	3,632	83,209
Southwest Bancorp, Inc. (Oklahoma)	6,952	178,597
Sterling Bancorp	8,328	150,737
Sterling Bancshares, Inc.	26,838	300,049
Sterling Financial Corp. (Pennsylvania) (a)	10,781	239,338
Sterling Financial Corp. (Washington) (a)	18,140	565,783
Suffolk Bancorp (a)	3,640	117,499

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Sun Bancorp, Inc. (New Jersey) (a)	4,900	$91,091
Superior Bancorp (a)	9,764	105,451
Susquehanna Bancshares, Inc. (a)	19,900	461,481
SVB Financial Group (a) (b)	13,819	671,465
Taylor Capital Group, Inc.	2,299	80,465
Texas Capital Bancshares, Inc. (a)	8,026	164,533
The Bancorp, Inc. (a)	3,585	93,210
Tompkins Trustco, Inc. (a)	3,247	135,919
TriCo Bancshares	4,816	113,995
Trustmark Corp. (a)	19,731	553,257
UCBH Holdings, Inc. (a)	37,620	700,484
UMB Financial Corp.	13,441	507,532
Umpqua Holdings Corp. (a)	20,951	560,858
Union Bankshares Corp. (a)	4,652	120,673
United Bankshares, Inc.	15,521	543,701
United Community Bank, Inc. (a)	12,914	423,450
Univest Corp. (a)	3,709	91,872
USB Holding, Inc. (a)	3,609	81,888
ViewPoint Financial Group	4,697	81,493
Vineyard National Bancorp (a)	3,656	84,234
Virginia Commerce Bancorp, Inc. (a) (b)	7,130	154,365
Virginia Financial Group, Inc. (a)	3,871	100,375
Washington Trust Bancorp, Inc. (a)	4,321	115,846
WesBanco, Inc. (a)	7,824	241,527
West Bancorp, Inc. (a)	5,850	88,277
West Coast Bancorp	5,829	186,353
WestAmerica Bancorp (a)	11,650	561,181
Western Alliance BanCorp (a)	4,611	143,125
Wilshire Bancorp, Inc. (a)	4,762	78,097
Wintrust Financial Corp. (a)	10,403	464,078
Yardville National Bancorp (a)	3,368	122,292

		35,973,122

Commercial Services & Supplies—4.0%
ABM Industries, Inc.	18,295	482,805
Acco Brands Corp. (a)	18,198	438,390
Administaff, Inc.	9,228	324,826
Ambassadors Intenational, Inc. (a)	2,669	123,148
American Ecology Corp. (a)	6,843	131,454
American Reprographics Co. (a) (b)	10,218	314,612
Bowne & Co., Inc. (a)	13,220	207,951
Brady Corp. (a)	17,083	532,990
Casella Waste Systems, Inc. (a)	6,512	63,557
CBIZ, Inc. (a)	20,992	149,043
CDI Corp. (a)	4,048	117,068
Central Parking Corp. (a)	4,084	90,583
Cenveo, Inc.	20,294	493,144
Clean Harbors, Inc. (a)	6,693	302,657
Coinstar, Inc. (a)	10,718	335,473
COMSYS IT Partners, Inc. (a)	6,067	120,733
Consolidated Graphics, Inc.	4,965	367,658
Cornell Companies, Inc. (a)	4,592	92,850
CoStar Group, Inc. (a)	6,563	293,235
CRA International, Inc. (a) (b)	3,858	201,310
Deluxe Corp.	20,453	685,789
Diamond Management Technology, Inc.	9,770	114,211

Security Description	Shares	Value

Commercial Services & Supplies—4.0%
Ennis Business Forms, Inc.	9,955	$266,396
Exponent, Inc. (a)	8,272	165,026
First Consulting Group, Inc.	8,193	74,556
FTI Consulting, Inc.	14,750	495,452
G&K Services, Inc.	8,006	290,458
Global Cash Access, Inc. (a) (b)	11,612	193,804
Healthcare Services Group, Inc. (a)	12,165	348,527
Heidrick & Struggles International, Inc. (a) (b)	7,652	370,739
Herman Miller, Inc.	25,006	837,451
Hudson Highland Group, Inc. (a) (b)	8,850	137,972
Huron Consulting Group, Inc. (a) (b)	7,590	461,776
IHS, Inc.	9,137	375,622
IKON Office Solutions, Inc.	42,007	603,641
John H. Harland Co. (a)	10,982	562,608
Kelly Services, Inc. (Class A)	9,229	297,174
Kenexa Corp. (b)	7,482	232,915
Kforce, Inc.	11,332	156,042
Knoll, Inc.	11,328	269,946
Korn/Ferry International (a) (b)	17,793	408,171
Labor Ready, Inc.	19,496	370,229
Layne Christensen Co. (a)	4,133	150,524
LECG Corp. (a) (b)	8,724	126,324
M & F Worldwide Corp. (a)	4,226	201,200
McGrath Rentcorp (a)	8,769	277,714
Mine Safety Appliances Co. (a)	11,943	502,323
Mobile Mini, Inc. (a) (b)	15,090	404,110
Navigant Consulting, Inc. (a) (b)	16,584	327,700
On Assignment, Inc. (a) (b)	13,204	163,862
PeopleSupport, Inc. (a) (b)	8,942	102,386
PHH Corp. (a)	21,542	658,324
Pike Electric Corp. (a)	5,415	97,903
Resources Connection, Inc. (b)	19,490	623,485
Rollins, Inc. (a)	10,521	242,088
SAIC, Inc. (a)	32,463	562,259
Schawk, Inc. (a)	6,595	119,435
School Specialty, Inc. (a)	8,915	321,921
SIRVA, Inc. (a)	13,111	46,806
Spherion Corp.	23,740	209,387
Synagro Technologies, Inc.	23,225	132,383
Team, Inc. (a)	2,495	95,184
TeleTech Holdings, Inc.	12,520	459,359
Tetra Technologies, Inc.	21,894	417,300
The Advisory Board Co. (a) (b)	7,821	395,899
The Geo Group, Inc. (a)	6,966	315,699
The Standard Register Co.	6,295	79,632
United Stationers, Inc.	12,076	723,594
Viad Corp.	9,211	355,545
Volt Information Sciences, Inc. (a)	4,776	125,083
Waste Connections, Inc. (b)	25,344	758,799
Waste Industries USA, Inc. (a)	2,839	77,987
Waste Services, Inc. (a)	14,230	141,446
Watson Wyatt & Co. Holdings (b)	15,864	771,784

		22,889,437

Communications Equipment—2.6%
3Com Corp. (b)	146,629	573,319

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Acme Packet, Inc. (a)	5,080	$75,082
Adtran, Inc.	26,383	642,426
Anaren, Inc. (a) (b)	8,998	158,455
Andrew Corp. (a) (b)	61,080	646,837
Arris Group, Inc. (a) (b)	41,605	585,798
Avanex Corp. (a)	59,807	107,055
Avocent Corp. (a) (b)	20,598	555,528
Bel Fuse, Inc. (Class B) (a)	3,876	150,040
Black Box Corp.	7,875	287,753
Blue Coat Systems, Inc. (a) (b)	5,759	211,528
C-COR, Inc. (a) (b)	16,582	229,827
CommScope, Inc. (a) (b)	22,076	947,060
Comtech Group, Inc. (a)	6,862	119,948
Comtech Telecommunications Corp. (a) (b)	9,455	366,192
Digi International, Inc.	12,182	154,711
Ditech Networks, Inc. (a)	9,747	79,146
Dycom Industries, Inc. (a) (b)	17,175	447,580
EMS Technologies, Inc.	5,492	105,831
Extreme Networks, Inc. (a)	41,400	175,122
Finisar Corp. (a)	94,179	329,626
Foundry Networks, Inc. (b)	54,402	738,235
Harmonic, Inc.	33,020	324,256
Harris Stratex Networks, Inc. (a)	8,545	163,979
Inter-Tel, Inc. (a)	7,313	172,879
Interdigital Commerce Corp.	19,385	613,923
Ixia (b)	14,919	138,747
Loral Space & Communications, Inc.	4,175	212,424
MasTec, Inc. (a) (b)	17,117	188,458
MRV Communications, Inc. (a)	57,850	205,368
Netgear, Inc. (a)	13,969	398,536
Oplink Communications, Inc. (a) (b)	5,294	95,133
Packeteer, Inc. (b)	16,170	200,831
Plantronics, Inc. (a)	16,838	397,714
Polycom, Inc. (b)	32,780	1,092,557
Powerwave Technologies, Inc. (a) (b)	47,097	267,982
SafeNet, Inc. (b)	10,246	289,962
Sirenza Microdevices, Inc. (a) (b)	11,428	98,509
Sonus Networks, Inc. (a) (b)	95,132	767,715
Sycamore Networks, Inc.	74,282	277,815
Symmetricom, Inc. (a)	18,002	149,417
Tekelec, Inc. (a) (b)	24,572	366,369
UTStarcom, Inc. (a) (b)	49,808	412,908
ViaSat, Inc. (b)	8,138	268,310

		14,790,891

Computers & Peripherals—1.2%
Adaptec, Inc. (a)	38,048	147,246
Avid Technology, Inc. (a) (b)	16,132	562,684
Brocade Communications Systems, Inc. (a) (b)	152,215	1,449,087
Concurrent Computer Corp.	1	2
Electronics for Imaging, Inc. (b)	21,767	510,436
Emulex Corp. (b)	32,738	598,778
Gateway, Inc. (a) (b)	118,553	259,631
Hutchinson Technology, Inc. (a) (b)	10,438	243,727
Hypercom Corp. (a)	16,588	98,864
Imation Corp.	13,961	563,745

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Intermec, Inc. (a) (b)	19,076	$426,158
Komag, Inc. (a)	11,986	392,302
Neoware, Inc.	7,010	70,591
Novatel Wireless, Inc. (a) (b)	9,676	155,203
Palm, Inc. (a)	37,095	672,532
Quantum Corp. (a)	75,985	205,160
Rackable Systems, Inc. (a) (b)	11,789	200,059
Stratasys, Inc. (a)	3,679	157,167
Synaptics, Inc. (a)	9,134	233,648

		6,947,020

Construction & Engineering—0.6%
Comfort Systems USA, Inc. (a)	15,823	189,560
EMCOR Group, Inc.	11,790	695,374
Granite Construction, Inc. (a)	12,945	715,341
Infrasource Services, Inc. (b)	9,285	283,471
Insituform Technologies, Inc. (a) (b)	11,469	238,440
Integrated Electrical Services, Inc.	5,516	136,411
Perini Corp. (a)	9,089	335,020
Washington Group International, Inc. (b)	11,279	749,151

		3,342,768

Construction Materials—0.2%
Headwaters, Inc. (a) (b)	15,089	329,694
Texas Industries, Inc. (a)	9,436	712,701
U.S. Concrete, Inc. (a)	11,824	92,464

		1,134,859

Consumer Finance—0.5%
Advance America Cash Advance Centers, Inc. (a)	28,600	440,154
Advanta Corp. (Class B) (a)	7,251	317,884
ASTA Funding, Inc. (a)	4,149	179,154
Cash America International, Inc.	11,727	480,807
CompuCredit Corp. (a)	7,564	236,148
Credit Acceptance Corp. (a)	3,520	95,709
Dollar Financial Corp. (a) (b)	4,535	114,736
EzCorp., Inc.	12,747	187,763
First Cash Financial Services (b)	9,754	217,319
World Acceptance Corp. (a)	7,851	313,647

		2,583,321

Containers & Packaging—0.5%
AEP Industries, Inc.	2,605	112,015
AptarGroup, Inc. (a)	13,179	882,070
Caraustar Industries, Inc. (a)	11,215	70,430
Chesapeake Corp. (a)	6,265	94,602
Graphic Packaging Corp. (a)	27,357	129,672
Greif Brothers Corp. (a)	6,355	706,104
Myers Industries, Inc.	12,848	240,001
Rock Tennessee Co.	12,801	424,993
Silgan Holdings, Inc.	8,988	459,377

		3,119,264

Distributors—0.1%
Audiovox Corp. (a)	6,184	91,090
Building Materials Holdings Corp. (a)	10,850	196,494

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Distributors—(Continued)
Core-Mark Holding Co., Inc. (a) (b)	3,709	$132,337
Keystone Automotive Industries, Inc. (a)	6,290	211,973
Source Interlink Cos., Inc. (a)	10,894	73,099

		704,993

Diversified Consumer Services—1.1%
Bright Horizons Family Solutions, Inc. (b)	11,198	422,725
Coinmach Service Corp.	9,959	105,665
Corinthian Colleges, Inc. (a) (b)	32,130	441,787
DeVry, Inc. (a) (b)	23,328	684,677
Home Solutions of America, Inc. (a)	24,834	117,962
INVESTools, Inc.	16,036	222,900
Jackson Hewitt Tax Service, Inc.	14,174	456,119
Matthews International Corp. (a)	13,430	546,601
PrePaid Legal Services, Inc. (a)	3,127	156,694
Regis Corp.	17,868	721,331
Sotheby’s Holdings, Inc. (Class A) (a)	24,701	1,098,700
Stewart Enterprises, Inc.	46,475	374,589
Strayer Education, Inc. (a)	5,906	738,250
Universal Technical Institute, Inc. (a) (b)	7,927	182,955
Vertrue, Inc. (a) (b)	2,518	121,141

		6,392,096

Diversified Financial Services—0.3%
Asset Acceptence Capital Corp.	5,980	92,511
Compass Diversified Trust (a)	4,571	76,656
Financial Federal Corp. (a)	9,727	256,015
Gladstone Investment Corp. (a)	5,312	78,989
Home Bancshares, Inc. (a)	4,259	93,911
International Securities Exchange, Inc.	14,269	696,327
Marlin Business Services Corp. (a)	4,312	94,346
Pico Holdings, Inc. (a)	3,874	165,458
Portfolio Recovery Associates, Inc. (a)	6,738	300,852
Resource America, Inc.	5,263	124,365

		1,979,430

Diversified Telecommunication Services—1.0%
Alaska Communication Systems, Inc. (a)	14,481	213,595
Cbeyond, Inc. (a) (b)	5,845	171,434
Cincinnati Bell, Inc. (a) (b)	95,654	449,574
Cogent Communications Group, Inc. (b)	10,355	244,689
Consolidated Communications Holdings, Inc. (a)	8,134	161,785
Covad Communications Group, Inc. (a)	101,601	129,033
CT Communications, Inc. (a)	6,641	160,048
Echelon Corp. (a)	9,320	98,233
Eschelon Telecom, Inc.	3,646	105,369
Fairpoint Communications, Inc.	12,430	238,780
General Communication, Inc.	21,470	300,580
Globalstar, Inc. (a)	7,220	76,532
Golden Telecom, Inc.	8,265	457,716
IDT Corp. (Class B) (a)	18,747	212,778
Iowa Telecommunications Services, Inc. (a)	10,852	217,040
North Pittsburgh Systems, Inc. (a)	5,925	128,987
NTELOS Holdings Corp. (a) (b)	5,556	106,786
PAETEC Holding Corp.	20,028	209,893

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Premiere Global Services, Inc. (a)	24,398	$273,746
Shenandoah Telecommunications Co. (a)	3,196	150,500
SureWest Communications (a)	6,370	158,422
Time Warner Telecom, Inc. (Class A) (a)	54,615	1,134,354

		5,399,874

Electric Utilities—1.1%
Allete, Inc. (a)	10,273	478,927
Cleco Corp. (a)	21,807	563,275
Duquesne Light Holdings, Inc. (a)	35,200	696,608
El Paso Electric Co. (a)	19,864	523,416
Empire District Electric Co.	10,347	256,606
IDACORP, Inc. (a)	15,650	529,596
ITC Holdings Corp. (a)	7,898	341,904
MGE Energy, Inc. (a)	7,993	283,432
Otter Tail Corp. (a)	11,441	391,740
Portland General Electric Co. (a)	11,854	346,137
UIL Holdings Corp.	9,498	329,581
Unisource Energy Corp.	12,712	477,336
Westar Energy, Inc.	32,895	905,270

		6,123,828

Electrical Equipment—1.8%
A.O. Smith Corp.	8,811	336,756
Acuity Brands, Inc. (a)	17,174	934,953
American Superconductor Corp. (a)	12,644	170,315
Baldor Electric Co. (a)	16,962	640,146
Belden CDT, Inc. (a)	17,263	925,124
Encore Wire Corp. (a)	7,971	201,826
Energy Conversion Devices, Inc. (a)	14,976	523,261
EnerSys (a)	20,450	351,331
Evergreen Solar, Inc. (a)	23,835	232,391
First Solar, Inc. (a)	7,931	412,491
Franklin Electric, Inc. (a)	9,342	434,403
FuelCell Energy, Inc. (a)	18,512	145,504
General Cable Corp.	18,869	1,008,171
GrafTech International, Ltd. (a)	43,434	394,381
Houston Wire & Cable Co. (a)	3,457	96,865
II-VI, Inc. (a) (b)	10,417	352,615
LSI Industries, Inc. (a)	10,440	174,766
Medis Technologies, Ltd. (a)	7,243	122,479
Plug Power, Inc. (a)	25,654	81,067
Powell Industries, Inc.	2,987	95,584
Power-One, Inc. (a)	31,210	178,521
Regal Beloit Corp.	11,903	552,061
Superior Essex, Inc. (a)	6,952	241,026
The Genlyte Group, Inc.	10,099	712,484
The Lamson & Sessions Co. (a)	4,907	136,366
Vicor Corp. (a)	6,862	68,757
Woodward Governor Co.	12,339	507,997

		10,031,641

Electronic Equipment & Instruments—2.4%
Acacia Research Corp. (a)	9,889	156,444
Aeroflex, Inc. (a) (b)	29,678	390,266

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Agilysys, Inc. (a)	13,825	$310,648
Anixter International, Inc. (a) (b)	12,928	852,472
Benchmark Electronics, Inc.	26,485	547,180
Brightpoint, Inc. (a)	17,395	198,999
CalAmp Corp. (a)	5,076	43,806
Checkpoint Systems, Inc.	17,584	416,037
Cogent, Inc. (a) (b)	15,177	204,131
Cognex Corp. (a)	17,247	373,742
Coherent, Inc. (b)	12,643	401,289
Color Kinetics, Inc. (a) (b)	4,601	89,397
CTS Corp. (a)	16,239	224,423
Daktronics, Inc. (a)	15,325	420,518
Digital Theater Systems, Inc. (a) (b)	8,380	203,047
Electro Scientific Industries, Inc. (a) (b)	10,869	209,120
Excel Technology, Inc. (b)	3,926	107,298
FLIR Systems, Inc. (b)	25,970	926,350
Gerber Scientific, Inc. (a)	8,160	86,578
Global Imaging Systems, Inc.	21,772	424,554
Insight Enterprises, Inc. (b)	20,275	364,544
Itron, Inc. (a) (b)	9,817	638,498
Kemet Corp. (a) (b)	30,579	233,929
L-1 Identity Solutions, Inc. (a)	25,088	414,203
Littelfuse, Inc. (a) (b)	8,585	348,551
LoJack Corp. (a)	9,721	184,505
Maxwell Technologies, Inc. (a)	4,938	61,824
Measurement Specialties, Inc. (a)	6,776	152,867
Mercury Computer Systems, Inc. (a) (b)	7,510	104,164
Methode Electronics, Inc.	14,807	218,699
MTS Systems Corp.	7,526	292,310
Newport Corp. (b)	17,366	284,281
OSI Systems, Inc. (a)	6,662	176,143
OYO Geospace Corp. (a)	1,414	100,281
Park Electrochemical Corp. (a)	8,044	218,153
Paxar Corp. (a)	15,711	450,906
Photon Dynamics, Inc. (a)	6,846	86,328
Plexus Corp. (b)	16,083	275,823
RadiSys Corp. (a)	9,234	150,884
Rofin-Sinar Technologies, Inc. (b)	6,333	374,787
Rogers Corp. (a)	7,337	325,396
ScanSource, Inc. (a) (b)	10,344	277,633
Sunpower Corp. (a)	4,959	225,634
SYNNEX Corp.	4,600	97,704
Technitrol, Inc. (a)	17,607	461,127
TTM Technologies, Inc. (a) (b)	16,606	158,421
Universal Display Corp. (a)	8,227	124,145
X-Rite, Inc. (a)	10,481	135,729
Zygo Corp.	6,353	101,712

		13,625,480

Energy Equipment & Services—1.9%
Allis-Chalmers Energy, Inc. (a) (b)	10,896	171,612
Atwood Oceanics, Inc. (a) (b)	10,918	640,778
Basic Energy Services, Inc. (a) (b)	7,133	166,199
Bristow Group, Inc. (a)	9,352	340,880
Bronco Drilling Co., Inc. (a) (b)	5,700	94,449
CARBO Ceramics, Inc. (a)	8,246	383,851

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Complete Production Services, Inc.	8,993	$179,051
Dawson Geophysical Co. (a)	2,720	134,722
Dril-Quip, Inc. (b)	8,472	366,668
Grey Wolf, Inc. (a) (b)	72,584	486,313
Gulf Islands Fabrication, Inc. (a)	4,166	111,399
Gulfmark Offshore, Inc. (a)	6,358	277,527
Hanover Compressor Co. (a) (b)	41,289	918,680
Hercules Offshore, Inc. (a) (b)	6,970	183,032
Hornbeck Offshore Services, Inc. (a) (b)	10,445	299,249
Hydril Co. (b)	6,872	661,361
Input/Output, Inc. (a) (b)	29,280	403,478
Lone Star Technologies, Inc. (b)	11,363	750,299
Lufkin Industries, Inc.	5,378	302,136
Matrix Service Co.	11,982	242,396
Metretek Technologies, Inc. (a)	6,582	87,804
NATCO Group, Inc. (a)	5,054	172,443
Newpark Resources, Inc. (a)	32,711	230,613
Oil States International, Inc. (a) (b)	19,159	614,812
Parker Drilling Co.	39,857	374,257
PHI, Inc. (a)	4,788	129,563
Pioneer Drilling Co. (a) (b)	14,250	180,833
RPC, Inc. (a)	15,587	259,679
Superior Well Services, Inc. (a)	7,179	164,040
Trico Marine Services, Inc. (a)	4,163	155,113
Universal Compression Holdings, Inc. (a) (b)	11,360	768,845
W-H Energy Services, Inc. (b)	10,795	504,558

		10,756,640

Food & Staples Retailing—1.0%
Casey’s General Stores, Inc.	18,712	467,987
Central European Distribution Corp. (a)	13,138	382,447
Great Atlantic & Pacific Tea Co., Inc. (a)	8,703	288,765
Ingles Markets, Inc. (a)	4,474	182,718
Longs Drug Stores Corp. (a)	12,720	656,861
Nash Finch Co. (a)	6,075	209,344
Pathmark Stores, Inc. (a)	22,620	289,536
Performance Food Group Co. (a) (b)	13,901	429,124
Ruddick Corp. (a)	16,372	492,470
Smart & Final, Inc. (a)	5,192	113,030
Spartan Stores, Inc.	7,601	203,707
The Andersons, Inc. (a)	6,600	293,040
The Pantry, Inc. (a)	9,337	422,219
The Topps Co., Inc.	11,918	115,843
United Natural Foods, Inc. (a) (b)	17,061	522,749
Weis Markets, Inc. (a)	3,248	145,186
Wild Oats Markets, Inc. (a)	10,328	187,970

		5,402,996

Food Products—1.1%
Chiquita Brands International, Inc. (a)	15,323	214,829
Darling International, Inc.	29,085	189,053
Delta & Pine Land Co.	13,252	545,982
Diamond Foods, Inc. (a)	6,188	103,030
Flowers Foods, Inc. (a)	21,508	648,896
Green Mountain Coffee Roasters, Inc. (a)	1,926	121,434
Hain Celestial Group, Inc. (a) (b)	13,248	398,367

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Imperial Sugar Co. (a)	4,412	$147,934
J & J Snack Foods Corp. (a)	5,158	203,689
Lancaster Colony Corp. (a)	10,240	452,506
Lance, Inc. (a)	12,721	257,473
Peet’s Coffee & Tea, Inc. (a) (b)	5,683	156,964
Pilgrim’s Pride Corp. (a)	15,763	523,174
Premium Standard Farms, Inc. (a)	5,476	115,215
Ralcorp Holdings, Inc. (a) (b)	10,155	652,967
Reddy Ice Holdings, Inc. (a)	6,316	190,617
Sanderson Farms, Inc. (a)	6,025	223,287
Seaboard Corp.	140	316,400
Tootsie Roll Industries, Inc. (a)	15,071	451,677
Treehouse Foods, Inc. (b)	12,225	372,496

		6,285,990

Gas Utilities—0.8%
Cascade Natural Gas Corp. (a)	4,390	115,677
Energysouth, Inc. (a)	2,472	103,651
Laclede Group, Inc. (a)	7,405	230,147
New Jersey Resources Corp. (a)	10,604	530,730
Nicor, Inc. (a)	17,094	827,691
Northwest Natural Gas Co. (a)	10,847	495,382
Piedmont Natural Gas Co. (a)	29,407	775,757
South Jersey Industries, Inc.	12,005	456,790
Southwest Gas Corp.	15,634	607,694
WGL Holdings, Inc. (a)	18,125	579,638

		4,723,157

Health Care Equipment & Supplies—3.0%
Abaxis, Inc. (a)	6,884	167,763
ABIOMED, Inc. (a)	7,543	103,037
Adeza Biomedical Corp.	5,802	138,552
Align Technology, Inc. (a)	20,358	322,878
American Medical Systems Holdings, Inc. (a) (b)	26,077	552,050
Analogic Corp. (a)	5,910	371,621
Angiodynamics, Inc. (a)	7,910	133,600
Arrow International, Inc.	9,939	319,638
ArthroCare Corp. (a) (b)	11,364	409,559
Aspect Medical Systems, Inc. (a) (b)	5,497	85,698
Biosite, Inc. (a)	5,946	499,286
Candela Corp.	9,102	103,945
Conceptus, Inc. (a)	8,798	175,960
Conmed Corp. (a)	10,292	300,835
Cyberonics, Inc. (a)	10,645	199,913
Datascope Corp. (a)	6,246	226,043
DJ Orthopedics, Inc. (a)	9,247	350,461
ev3, Inc. (a) (b)	5,272	103,858
Foxhollow Technologies, Inc. (a) (b)	10,059	210,133
Greatbatch, Inc. (a) (b)	9,835	250,792
Haemonetics Corp.	11,241	525,517
HealthTronics, Inc. (a) (b)	11,300	60,907
Hologic, Inc. (b)	20,111	1,159,198
I Flow Corp. (a)	12,765	188,156
ICU Medical, Inc. (b)	6,350	248,920
Immucor, Inc. (b)	25,524	751,171
Integra LifeSciences Holdings (a) (b)	7,005	319,288

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
IntraLase Corp. (a)	8,195	$204,711
Invacare Corp.	11,989	209,088
Inverness Medical Innovations, Inc. (a) (b)	12,516	547,950
Iris International, Inc.	7,387	103,049
Kensey Nash Corp. (a)	5,896	179,828
Kyphon, Inc. (a) (b)	17,174	775,234
Lifecell Corp. (a)	12,585	314,247
Medical Action Industries, Inc. (a)	5,388	128,773
Mentor Corp. (a)	14,130	649,980
Meridian Bioscience, Inc.	7,708	213,974
Merit Medical Systems, Inc. (a) (b)	11,890	149,219
Natus Medical, Inc. (a)	7,179	127,571
NuVasive, Inc. (a) (b)	12,015	285,356
OraSure Technologies, Inc. (a) (b)	22,879	168,161
Palomar Medical Technologies, Inc. (a) (b)	7,164	286,202
PolyMedica Corp. (a)	9,490	401,712
Quidel Corp.	11,820	141,840
Sirona Dental Systems, Inc. (a) (b)	6,289	216,719
SonoSite, Inc. (a) (b)	6,353	179,536
Spectranetics Corp. (a) (b)	11,727	125,479
Stereotaxis, Inc. (a) (b)	13,948	165,981
STERIS Corp.	26,296	698,422
SurModics, Inc. (a)	6,054	217,944
Symmetry Medical, Inc. (a) (b)	12,723	207,767
ThermoGenesis Corp. (a)	21,400	77,896
Thoratec Corp. (a) (b)	22,194	463,855
Viasys Healthcare, Inc. (a) (b)	13,117	445,847
Vital Signs, Inc.	2,652	137,851
West Pharmaceutical Services, Inc. (a)	12,012	557,717
Wright Medical Group, Inc. (a) (b)	15,094	336,445
Zoll Medical Corp. (a)	7,086	188,842

		17,185,975

Health Care Providers & Services—2.3%
Air Methods Corp. (a)	4,119	98,938
Amedisys, Inc. (b)	9,690	314,247
AMERIGROUP Corp.	19,792	601,677
AMN Healthcare Services, Inc. (a) (b)	14,243	322,177
AmSurg Corp. (a) (b)	13,229	323,978
Apria Healthcare Group, Inc. (b)	16,827	542,671
BIO-Reference Laboratories, Inc. (a)	3,984	101,194
Capital Senior Living Corp. (a)	8,511	98,813
Centene Corp. (b)	15,935	334,476
Chemed Corp.	11,099	543,407
Corvel Corp. (a)	3,024	91,476
Cross Country Healthcare, Inc. (a)	14,337	261,364
Five Star Quality Care, Inc. (a)	12,026	123,627
Genesis HealthCare Corp.	7,852	495,540
Gentiva Health Services, Inc. (a) (b)	12,173	245,529
HealthExtras, Inc. (a) (b)	12,236	352,152
Healthspring, Inc. (b)	6,344	149,401
Healthways, Inc.	13,696	640,288
Horizon Health Corp. (b)	5,842	114,211
Hythiam, Inc. (a)	10,642	72,366
inVentiv Health, Inc. (b)	11,095	424,828
Kindred Healthcare, Inc. (b)	11,830	387,787

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Landauer, Inc. (a)	3,870	$195,358
LCA-Vision, Inc. (a)	8,091	333,268
LHC Group, Inc. (a)	4,496	145,805
Magellan Health Services, Inc.	15,371	645,582
Matria Healthcare, Inc. (a) (b)	7,881	207,743
MedCath Corp. (a)	3,584	97,843
Molina Healthcare, Inc. (a) (b)	4,534	138,695
National Healthcare Corp. (a)	2,378	121,230
Odyssey Healthcare, Inc. (a)	16,586	217,774
Option Care, Inc. (a)	9,739	129,529
Owens & Minor, Inc. (a)	15,073	553,631
Providence Service Corp. (a)	5,925	140,541
PSS World Medical, Inc. (a)	27,293	576,974
Psychiatric Solutions, Inc. (b)	20,322	819,180
Radiation Therapy Services, Inc. (a) (b)	5,996	183,717
RehabCare Group, Inc. (a) (b)	6,845	108,630
Res-Care, Inc. (a)	9,560	167,300
Sun Healthcare Group, Inc. (a)	12,586	155,437
Sunrise Assisted Living, Inc.	17,652	697,607
Symbion, Inc. (a) (b)	9,447	185,256
United Surgical Partners International, Inc. (b)	18,540	571,217

		13,032,464

Health Care Technology—0.4%
Allscripts Heathcare Solutions, Inc. (a) (b)	19,182	514,270
Computer Programs & Systems, Inc. (a)	3,571	95,774
Dendrite International, Inc. (a)	13,945	218,379
Eclipsys Corp. (a)	19,849	382,490
Emageon, Inc. (a) (b)	10,301	113,311
Omnicell, Inc. (a)	10,254	214,514
Phase Forward, Inc. (a)	12,878	169,088
The TriZetto Group, Inc. (a) (b)	18,106	362,301
Vital Images, Inc. (b)	6,547	217,753

		2,287,880

Hotels, Restaurants & Leisure—3.1%
AFC Enterprises, Inc. (a)	12,354	247,698
Ambassadors Group, Inc. (a)	7,264	241,455
Ameristar Casinos, Inc.	11,035	354,334
Applebee’s International, Inc.	28,423	704,322
Bally Technologies, Inc. (a)	21,239	500,816
BJ’s Restaurants, Inc. (a) (b)	5,028	106,242
Bluegreen Corp. (a)	9,075	102,457
Bob Evans Farms, Inc. (a)	14,804	547,008
Buffalo Wild Wings, Inc. (a)	3,743	238,429
California Pizza Kitchen, Inc. (a)	7,481	246,050
CBRL Group, Inc.	12,270	568,101
CEC Entertainment, Inc. (a) (b)	12,863	534,329
Century Casinos, Inc. (a)	7,674	63,311
Chipotle Mexican Grill, Inc. (Class A) (a)	10,026	575,492
Churchill Downs, Inc. (a)	3,742	169,849
CKE Restaurants, Inc. (a)	26,742	504,354
Cosi, Inc. (a)	12,510	69,806
Denny’s Corp.	43,480	213,052
Domino’s Pizza, Inc.	15,700	509,779
Gaylord Entertainment Co.	15,806	835,663

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Great Wolf Resorts, Inc. (a) (b)	9,455	$125,090
IHOP Corp. (a)	7,076	415,007
Isle of Capri Casinos, Inc. (a)	5,448	139,578
Jack in the Box, Inc. (a)	13,159	909,682
Krispy Kreme Doughnuts, Inc. (a) (b)	25,045	255,209
Landry’s Restaurants, Inc. (a)	5,380	159,248
Life Time Fitness, Inc. (a)	11,751	604,119
Lodgian, Inc. (a)	8,228	109,926
Luby’s, Inc.	8,119	79,323
Marcus Corp. (a)	7,423	172,659
McCormick & Schmick’s Seafood Restaurants, Inc. (a) (b)	4,456	119,465
Monarch Casino & Resort, Inc. (a)	3,955	102,830
Morgans Hotel Group Co. (a)	6,796	142,784
Morton’s Restaurant Group, Inc. (a) (b)	3,659	65,094
MTR Gaming Group, Inc. (a)	8,530	111,572
Multimedia Games, Inc. (a)	10,372	123,427
O’Charleys, Inc.	10,491	202,371
P.F. Chang’s China Bistro, Inc. (a) (b)	10,525	440,787
Papa John’s International, Inc. (a)	8,708	256,015
Pinnacle Entertainment, Inc.	17,603	511,719
Progressive Gaming International Corp. (a)	14,302	64,359
RARE Hospitality International, Inc. (a) (b)	13,630	410,127
Red Robin Gourmet Burgers, Inc. (a) (b)	5,773	224,108
Riviera Holdings Corp. (a)	4,133	115,517
Ruby Tuesday, Inc. (a)	22,732	650,135
Ruth’s Chris Steak House, Inc.	6,362	129,530
Shuffle Master, Inc. (a) (b)	13,355	243,729
Six Flags, Inc. (a)	34,784	209,052
Sonic Corp. (b)	26,938	600,179
Speedway Motorsports, Inc. (a)	5,630	218,162
Texas Roadhouse, Inc. (a)	18,181	259,079
The Steak N Shake Co. (a) (b)	10,123	169,763
Triarc Cos., Inc. (a)	25,121	431,830
Trump Entertainment Resorts, Inc. (a) (b)	10,833	195,752
Vail Resorts, Inc. (a)	12,110	657,936
WMS Industries, Inc. (a) (b)	10,313	404,682

		17,362,392

Household Durables—1.1%
Amereican Greetings Corp. (Class A) (a)	21,298	494,327
Avatar Holding, Inc. (a)	2,006	143,309
Blyth, Inc.	11,858	250,322
Brookfield Homes Corp. (a)	5,206	167,113
California Coastal Communities, Inc. (a)	4,178	84,772
Cavco Industries Inc. (a)	2,236	78,148
Champion Enterprises, Inc. (a)	33,997	299,174
CSS Industries, Inc. (a)	2,560	95,949
Ethan Allen Interiors, Inc. (a)	12,836	453,624
Furniture Brands International, Inc. (a)	16,624	262,327
Hooker Furniture Corp.	2,603	52,190
Hovnanian Enterprises, Inc. (Class A) (a) (b)	19,039	479,021
Interface, Inc.	18,255	291,897
iRobot Corp. (a) (b)	4,131	53,992
Kimball International, Inc. (Class B) (a)	11,036	212,774
La-Z-Boy, Inc. (a)	21,297	263,657

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Levitt Corp. (Class A) (a) (b)	6,540	$60,887
Lifetime Brands, Inc. (a)	4,560	95,258
M/I Schottenstein Homes, Inc. (a)	4,052	107,581
Meritage Homes Corp. (a) (b)	9,321	299,391
National Presto Industries, Inc. (a)	1,747	107,685
Sealy Corp. (a)	7,574	132,394
Skyline Corp.	2,168	73,148
Stanley Furniture, Inc. (a)	5,050	105,040
Technical Olympic USA, Inc. (a)	7,912	31,569
Tempur-Pedic International, Inc. (a) (b)	20,868	542,359
Tupperware Corp. (a)	24,190	603,057
Universal Electronics, Inc. (a)	7,533	209,869
WCI Communities, Inc. (a) (b)	13,224	282,200

		6,333,034

Household Products—0.1%
Central Garden and Pet Co.	28,543	419,582
Spectrum Brands, Inc. (a) (b)	13,179	83,423
WD-40 Co.	6,572	208,398

		711,403

Independent Power Producers & Energy Traders—0.1%
Black Hills Corp. (a)	12,583	462,677
Ormat Technologies, Inc. (a)	4,572	191,841

		654,518

Industrial Conglomerates—0.2%
Raven Industries, Inc. (a)	6,403	179,604
Sequa Corp. (Class A) (a) (b)	2,518	301,581
Standex International Corp. (a)	4,272	121,795
Tredegar Industries, Inc. (a)	14,828	337,930

		940,910

Insurance—2.5%
21st Century Insurance Group (a)	12,548	266,018
Alfa Corp. (a)	11,623	214,793
American Equity Investment Life (a)	22,900	300,677
American Physicians Capital, Inc. (a)	3,988	159,839
Amtrust Financial Services, Inc. (a)	10,294	108,705
Argonaut Group, Inc. (a)	13,082	423,333
Baldwin & Lyons, Inc. (Class B) (a)	2,976	75,739
Bristol West Holdings, Inc. (a)	4,982	110,451
Citizens, Inc. (b)	1	7
CNA Surety Corp. (a)	5,525	116,577
Commerce Group, Inc. (a)	20,591	618,554
Delphi Financial Group, Inc.	15,699	631,571
Donega Group, Inc.	3,956	67,173
EMC Insurance Group, Inc. (a)	1,176	30,341
Employers Holdings, Inc.	21,517	430,770
FBL Financial Group, Inc.	5,878	230,006
First Mercury Financial Corp. (a) (b)	4,459	91,632
FPIC Insurance Group, Inc. (a)	3,519	157,194
Harleysville Group, Inc.	6,240	202,738
Hilb, Rogal & Hamilton Co.	13,834	678,558
Horace Mann Educators Corp. (a)	17,451	358,618

Security Description	Shares	Value

Insurance—(Continued)
Infinity Property & Casualty Corp.	8,320	$389,875
James River Group, Inc.	3,364	105,327
Landamerica Financial Group, Inc. (a)	7,517	555,581
Meadowbrook Insurance Group, Inc. (a)	9,144	100,493
Midland Co. (a)	4,564	193,605
National Financial Partners Corp. (a)	14,281	669,922
National Interstate Corp. (a)	5,577	143,664
National Western Life Insurance Co. (a)	1,028	251,654
NYMAGIC, Inc. (a)	2,282	93,220
Odyssey Re Holdings Corp.	5,963	234,406
Ohio Casualty Corp. (b)	24,569	735,842
Phoenix Cos., Inc. (a)	42,865	594,966
PMA Capital Corp. (a)	10,782	101,243
Presidential Life Corp. (a)	10,128	199,724
ProAssurance Corp. (a) (b)	13,153	672,776
RLI Corp. (a)	8,244	452,843
Safety Insurance Group, Inc. (a)	6,433	258,092
SCPIE Holdings, Inc. (a)	3,692	83,808
SeaBright Insurance Holdings, Inc. (a)	5,807	106,849
Selective Insurance Group, Inc.	22,762	579,520
State Auto Financial Corp. (a)	6,342	203,768
Stewart Information Services Corp.	7,556	315,765
The Navigators Group, Inc. (b)	5,403	271,068
Tower Group, Inc.	5,814	187,327
U.S.I. Holdings Corp.	19,428	327,362
United Fire & Casualty Co. (a)	9,306	326,920
Universal American Financial Corp. (a) (b)	13,376	259,227
Zenith National Insurance Corp.	14,160	669,343

		14,357,484

Internet & Catalog Retail—0.4%
Blue Nile, Inc. (a) (b)	4,860	197,608
drugstore.com, Inc. (a) (b)	30,298	78,169
FTD Group, Inc. (b)	5,040	83,311
Gaiam, Inc. (a)	6,150	96,801
GSI Commerce, Inc. (a) (b)	14,377	324,776
Netflix, Inc. (a)	19,184	444,877
PetMed Express, Inc. (a)	7,103	84,170
Priceline.com, Inc. (b)	8,672	461,871
Stamps.com, Inc.	6,134	88,146
Systemax, Inc. (a)	3,928	73,571
ValueVision Media, Inc. (a)	14,608	180,555

		2,113,855

Internet Software & Services—2.2%
24/7 Real Media, Inc. (a)	17,468	140,268
aQuantive, Inc. (b)	28,500	795,435
Ariba, Inc. (a) (b)	33,519	315,079
Art Technology Group, Inc. (a)	39,952	92,689
Audible, Inc.	3,677	38,204
Bankrate, Inc. (a)	5,074	178,808
Cass Information Systems, Inc. (a)	2,349	79,302
CMG Information Services, Inc. (a)	172,668	366,056
CNET Networks, Inc. (a) (b)	59,772	520,614
Cybersource Corp. (a) (b)	9,466	118,420
DealerTrack Holdings, Inc.	3,948	121,283

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Digital River, Inc. (a) (b)	14,707	$812,562
DivX, Inc. (a)	3,617	72,485
EarthLink, Inc. (b)	50,363	370,168
eCollege.com, Inc. (a)	8,414	151,031
Equinix, Inc. (a)	10,772	922,406
InfoSpace, Inc. (b)	12,446	319,489
Internap Network Services Corp. (a)	11,389	179,377
Internet Capital Group, Inc. (a)	19,050	203,835
Interwoven, Inc. (b)	14,801	250,137
iPass, Inc. (a)	19,820	99,695
j2 Global Communications, Inc. (a) (b)	18,330	508,108
Marchex, Inc. (a) (b)	7,963	121,993
Netratings, Inc. (a)	5,684	118,227
NIC, Inc. (a) (b)	15,619	83,718
Omniture, Inc. (a)	5,637	102,762
Online Resources Corp. (a) (b)	8,289	95,075
Openwave Systems, Inc. (a) (b)	35,869	292,332
Perficient, Inc. (a)	6,708	132,684
RealNetworks, Inc. (a)	42,900	336,765
S1 Corp. (a)	35,278	211,668
SAVVIS, Inc.	13,328	638,145
Sohu.com, Inc. (a)	11,133	238,580
SonicWall, Inc.	22,444	187,632
Terremark Worldwide, Inc. (a)	14,618	117,821
The Knot, Inc. (a)	8,255	177,730
United Online, Inc.	26,035	365,271
ValueClick, Inc. (a) (b)	36,303	948,597
Vignette Corp.	11,577	214,985
WebEx Communications, Inc.	15,957	907,315
webMethods, Inc. (a)	23,896	171,812
Websense, Inc. (a) (b)	17,000	390,830
WebSideStory, Inc. (a) (b)	7,010	90,779

		12,600,172

IT Services—1.7%
BearingPoint, Inc. (a) (b)	71,884	550,631
CACI International, Inc. (Class A) (b)	11,521	539,874
Ciber, Inc. (a)	16,935	133,278
Covansys Corp.	13,379	330,194
CSG Systems International, Inc. (a) (b)	19,780	494,896
eFunds Corp. (a)	18,310	488,145
Euronet Worldwide, Inc. (a)	13,666	367,069
Forrester Research, Inc. (a) (b)	5,604	158,929
Gartner, Inc. (Class A) (a) (b)	21,483	514,518
Gevity HR, Inc. (a)	9,435	186,247
Heartland Payment Systems, Inc. (a)	4,945	116,900
Infocrossing, Inc. (a)	6,387	94,975
InfoUSA, Inc. (a)	15,934	153,285
Integral Systems, Inc.	3,532	85,368
Keane, Inc. (a) (b)	18,071	245,404
Lightbridge, Inc. (b)	9,854	173,135
Lionbridge Technologies, Inc. (a)	29,217	148,715
Mantech International Corp.	6,265	209,314
MAXIMUS, Inc.	9,468	326,457
MPS Group, Inc. (a) (b)	41,226	583,348
Ness Technologies, Inc. (a)	10,051	128,452

Security Description	Shares	Value

IT Services—(Continued)
Perot Systems Corp. (Class A) (a) (b)	34,459	$615,782
RightNow Technologies, Inc. (a) (b)	6,673	109,304
Safeguard Scientifics, Inc. (a)	43,746	129,488
Sapient Corp. (a) (b)	31,743	217,757
SI International, Inc. (a) (b)	5,807	166,719
SRA International, Inc. (a) (b)	15,869	386,569
Sykes Enterprises, Inc. (a)	10,098	184,187
Syntel, Inc. (a)	3,285	113,825
TALX Corp. (a)	12,285	407,002
The BISYS Group, Inc. (b)	46,770	535,984
TNS, Inc. (b)	8,428	135,606
Tyler Technologies, Inc. (a)	13,466	171,018
Wright Express Corp. (b)	16,151	489,860

		9,692,235

Leisure Equipment & Products—0.6%
Arctic Cat, Inc. (a)	5,294	103,180
Callaway Golf Co. (a)	31,582	497,732
JAKKS Pacific, Inc.	9,514	227,385
K2, Inc. (b)	19,908	240,688
Leapfrog Enterprises, Inc.	11,354	121,488
MarineMax, Inc. (a) (b)	6,019	139,520
Marvel Entertainment, Inc. (a) (b)	18,951	525,890
Nautilus Group, Inc. (a)	12,924	199,417
Oakley, Inc. (a)	11,535	232,315
Polaris Industries, Inc. (a)	15,593	748,152
RC2 Corp. (a) (b)	9,082	366,822
Smith & Wesson Holding Corp. (a) (b)	10,386	135,953
Steinway Musical Instructions (a)	2,774	89,517

		3,628,059

Life Sciences Tools & Services—1.2%
Advanced Magnetics, Inc. (a)	4,233	255,123
Affymetrix, Inc. (a)	25,944	780,136
Albany Molecular Research, Inc. (a)	8,652	85,222
Bio-Rad Laboratories, Inc.	7,044	491,953
Bruker Biosciences Corp. (a)	14,526	152,814
Cambrex Corp.	9,629	236,874
Dionex Corp. (a) (b)	8,112	552,508
Diversa Corp. (a)	12,014	93,829
Enzo Biochem, Inc. (a)	10,914	164,583
eResearch Technology, Inc. (a)	16,605	130,515
Exelixis, Inc. (a) (b)	34,864	346,548
Illumina, Inc.	21,261	622,947
Kendle International, Inc. (a)	4,547	161,510
Luminex Corp. (a)	11,692	160,414
Nektar Therapeutics	35,453	463,016
Parexel International Corp. (a) (b)	11,174	401,929
Pharmanet Development Group, Inc. (a)	6,279	163,254
PRA International (a)	6,738	145,271
Varian, Inc. (b)	12,492	727,784
Ventana Medical Systems, Inc. (a) (b)	12,230	512,437

		6,648,667

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—2.3%
3D Systems Corp. (a)	7,763	$170,087
Accuride Corp. (a)	8,161	119,151
Actuant Corp. (a)	11,139	565,973
Albany International Corp. (Class A) (a)	9,539	342,832
American Railcar Industries, Inc.	3,251	96,912
American Science & Engineering, Inc. (a) (b)	3,147	165,753
AMPCO Pittsburgh Corp. (a)	2,533	73,178
Astec Industries, Inc. (a)	6,009	241,862
ASV, Inc. (a)	7,026	107,217
Badger Meter, Inc. (a)	6,502	172,628
Barnes Group, Inc. (a)	16,562	381,092
Blount International, Inc. (a)	13,097	163,058
Briggs & Stratton Corp. (a)	18,672	576,031
Bucyrus International, Inc. (a)	12,944	666,616
Cascade Corp. (a)	5,366	321,316
Chart Industries, Inc. (a)	5,291	96,085
Circor International, Inc.	6,251	223,161
CLARCOR, Inc. (a)	19,623	624,011
Columbus McKinnon Corp./NY (a)	6,349	142,154
Commercial Vehicle Group, Inc. (b)	7,464	153,758
Dynamic Materials Corp. (a)	4,172	136,508
Enpro Industries, Inc.	7,893	284,543
ESCO Technologies, Inc. (a) (b)	10,579	474,151
Federal Signal Corp. (a)	17,277	268,139
Freightcar America, Inc.	4,560	219,655
Gehl Co. (a)	3,366	85,429
Gorman-Rupp Co. (a)	5,218	167,133
Kadant, Inc. (a) (b)	4,243	107,602
Kaydon Corp.	10,850	461,776
LB Foster Co. (a)	3,917	80,729
Lindsay Manufacturing Co. (a)	3,885	123,504
Miller Industries, Inc.	3,810	83,096
Mueller Industries, Inc.	14,414	433,861
Mueller Water Products, Inc. (a)	40,903	564,870
NACCO Industries, Inc. (a)	2,067	284,026
Nordson Corp. (a)	11,477	533,221
RBC Bearings, Inc. (a) (b)	7,150	239,025
Robbins & Myers, Inc. (a)	4,740	176,755
Tecumseh Products Co. (Class A) (a)	5,738	57,782
Tennant Co.	6,600	207,834
The Greenbrier Cos., Inc. (a)	4,736	126,451
The Middleby Corp. (a)	2,882	379,963
Titan International, Inc.	8,355	211,632
Turbochef Technologies, Inc. (a)	5,286	80,453
Valmont Industries, Inc. (a)	7,686	444,481
Wabash National Corp. (a)	11,061	170,561
Wabtec Corp. (a)	18,751	646,722
Watts Industries, Inc. (a)	10,823	411,599

		12,864,376

Marine—0.2%
American Commercial Lines, Inc. (a) (b)	23,298	732,722
Horizon Lines, Inc.	5,211	171,025

		903,747

Security Description	Shares	Value

Media—1.9%
Arbitron, Inc. (a)	11,686	$548,658
Belo Corp. (Class A)	35,035	654,103
Carmike Cinemas, Inc. (a)	4,069	94,401
Catalina Marketing Corp.	19,348	611,010
Charter Communications, Inc. (a) (b)	159,038	443,716
Citadel Broadcasting Corp. (a)	14,362	136,583
CKX, Inc. (a)	17,825	197,857
Courier Corp. (a)	3,534	138,073
Cox Radio, Inc. (Class A) (a) (b)	15,827	216,038
Cumulus Media, Inc. (a)	18,571	174,196
Emmis Communications Corp. (Class A) (a) (b)	10,202	86,105
Entercom Communications Corp. (a)	11,650	328,297
Entravision Communications Corp. (Class A) (a) (b)	25,008	233,575
Fisher Communications, Inc. (a)	2,630	127,818
GateHouse Media, Inc. (a)	6,249	126,855
Gemstar-TV Guide International, Inc. (b)	95,330	399,433
Gray Television, Inc.	14,290	148,902
Harris Interactive, Inc. (a)	17,526	105,682
Interactive Data Corp. (b)	15,441	382,165
Journal Communications, Inc. (a)	15,562	204,018
Journal Register Co. (a) (b)	13,471	80,287
Lee Enterprises, Inc. (a)	18,233	547,902
LIN TV Corp. (a)	10,499	166,934
Live Nation, Inc. (b)	25,166	555,162
LodgeNet Entertainment Corp.	8,015	246,221
Martha Stewart Living Omnimedia, Inc. (a)	11,267	191,652
Media General, Inc.(Class A) (a)	8,060	307,569
Mediacom Communications Corp.	21,028	171,168
Morningstar, Inc. (a)	4,893	252,674
National CineMedia, Inc.	15,930	425,331
Playboy Enterprises, Inc. (Class B) (a)	8,100	83,349
Primedia, Inc. (a) (b)	72,114	191,823
Radio One, Inc. (Class D) (b)	27,058	174,795
RCN Corp. (a)	12,625	322,569
Scholastic Corp. (b)	12,825	398,857
Sinclair Broadcast Group, Inc. (a)	17,941	277,188
Sun Times Media Croup, Inc. (a)	26,346	130,676
TiVo, Inc. (a)	40,385	256,445
Valassis Communications, Inc. (a) (b)	17,716	304,538
Westwood One, Inc. (b)	24,836	170,623
World Wrestling Entertainment, Inc. (a)	7,379	120,278

		10,733,526

Metals & Mining—1.7%
A.M. Castle & Co.	3,723	109,307
AK Steel Holding Corp. (a)	42,809	1,001,303
AMCOL International Corp. (a)	7,582	224,806
Brush Engineered Material, Inc.	8,208	397,842
Century Aluminum Co. (a)	9,357	438,656
Chaparral Steel Co.	17,620	1,024,956
Cleveland-Cliffs, Inc. (a)	15,633	1,000,668
Coeur D’Alene Mines Corp. (a)	101,968	419,089
Compass Minerals International, Inc. (a)	13,396	447,426
Gibraltar Industries, Inc.	8,366	189,239
Hecla Mining Co. (a)	42,384	383,999
Metal Management, Inc.	10,929	504,920

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
NN, Inc.	6,650	$83,059
Olympic Steel, Inc.	3,304	102,391
Quanex Corp. (a)	14,609	618,691
Royal Gold, Inc. (a)	7,873	236,977
RTI International Metals, Inc. (a)	8,553	778,409
Ryerson Tull, Inc. (a)	10,255	406,303
Schnitzer Steel Industries, Inc. (a)	8,335	334,817
Steel Technologies, Inc.	4,516	133,583
Stillwater Mining Co. (a)	19,580	248,470
Wheeling Pittsburgh Corp. (a)	4,222	100,019
Worthington Industries, Inc. (a)	28,026	576,775

		9,761,705

Multi-Utilities—0.5%
Aquila, Inc. (b)	143,395	599,391
Avista Corp.	19,790	479,512
CH Energy Group, Inc. (a)	6,452	314,148
NorthWestern Corp.	13,494	478,092
PNM Resources, Inc. (a)	28,335	915,221

		2,786,364

Multiline Retail—0.4%
99 Cents Only Stores (a) (b)	18,220	268,381
Big Lots, Inc. (a) (b)	42,718	1,336,219
Fred’s, Inc. (a)	13,765	202,345
Retail Ventures, Inc. (a) (b)	6,966	146,634
The Bon-Ton Stores, Inc. (a)	2,507	140,994
Tuesday Morning Corp. (a)	11,348	168,404

		2,262,977

Mutual Funds—4.3%
iShares Russell 2000 Index Fund (a)	306,700	24,385,717

Oil, Gas & Consumable Fuels—2.7%
Alon USA Energy, Inc.	4,234	153,271
Alpha Natural Resources, Inc. (a) (b)	23,372	365,304
Arena Resources, Inc. (a) (b)	5,583	279,820
Atlas America, Inc. (a)	7,192	406,276
ATP Oil & Gas Corp. (a) (b)	8,527	320,615
Aurora Oil & Gas Corp.	23,839	62,220
Aventine Renewable Energy Holdings, Inc. (a)	10,499	191,292
Berry Petroleum Co. (a)	13,849	424,610
Bill Barrett Corp. (a) (b)	12,648	409,922
Bois d’Arc Energy, Inc. (b)	6,095	80,637
Brigham Exploration Co. (a)	16,082	100,030
Callon Petroleum Co. (a)	7,197	97,663
Carrizo Oil & Gas, Inc. (a)	9,375	327,750
Comstock Resources, Inc. (b)	16,806	460,148
Crosstex Energy, Inc. (a)	13,602	391,058
Delta Petroleum Corp. (a)	20,955	481,127
Edge Petroleum Corp.	5,435	68,046
Encore Aquisition Co. (a)	21,101	510,433
Energy Partners, Ltd. (a) (b)	16,120	292,578
Evergreen Energy, Inc. (a)	32,927	216,330
EXCO Resources, Inc. (b)	21,566	357,564

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Giant Industries, Inc.	5,933	$448,831
GMX Resources, Inc. (a)	3,074	94,464
Goodrich Petroleum Corp. (a) (b)	5,675	190,850
Harvest Natural Resources, Inc. (a)	12,513	121,877
Houston Exploration Co. (a)	11,062	596,795
International Coal Group, Inc. (a) (b)	53,864	282,786
Mariner Energy, Inc. (a) (b)	28,474	544,708
Markwest Hydrocarbon, Inc.	2,352	145,824
McMoran Exploration Co. (a)	8,378	114,862
Meridian Resource Corp. (a)	28,080	67,673
NGP Capital Resources Co. (a)	4,928	77,912
Pacific Ethanol, Inc. (a)	9,702	165,225
Parallel Petroleum Corp. (a) (b)	14,228	326,533
Penn Virginia Corp. (a)	6,863	503,744
PetroHawk Energy Corp. (a) (b)	55,346	728,907
Petroleum Development Corp. (a) (b)	5,238	280,600
PetroQuest Energy, Inc. (a)	18,914	221,105
Rentech, Inc. (a)	47,664	149,665
Rosetta Resources, Inc. (a)	21,024	431,833
Stone Energy Corp. (a) (b)	11,031	327,510
Swift Energy Co. (b)	11,603	484,657
The Exploration Co. of Delaware, Inc. (a)	10,407	112,916
Toreador Resources Corp. (a)	6,866	124,618
Transmeridian Exploration, Inc. (a)	30,517	87,279
USEC, Inc. (a)	35,932	583,895
Vaalco Energy, Inc. (a)	21,520	111,474
Venoco, Inc. (a)	5,286	94,408
VeraSun Energy Corp. (a) (b)	6,345	126,075
Warren Resources, Inc. (a)	19,239	250,684
Western Refining, Inc. (a)	10,498	409,632
Whiting Petroleum Corp.	15,262	601,475
World Fuel Services Corp. (a)	10,220	472,777

		15,278,288

Paper & Forest Products—0.3%
Bowater, Inc. (a)	21,110	502,840
Buckeye Technologies, Inc.	17,903	232,381
Deltic Timber Corp. (a)	3,743	179,514
Glatfelter (a)	16,984	253,232
Mercer International, Inc. (a)	8,467	101,265
Neenah Paper, Inc. (a)	6,922	275,080
Schweitzer-Mauduit International, Inc. (a)	5,245	130,338
Wausau-Mosinee Paper Corp. (a)	17,526	251,674

		1,926,324

Personal Products—0.5%
American Oriental Bioengineering, Inc. (a)	16,408	154,071
Chattem, Inc. (a)	7,156	421,775
Elizabeth Arden, Inc.	8,835	192,780
Mannatech, Inc. (a)	6,153	98,817
NBTY, Inc. (a) (b)	22,126	1,173,563
NU Skin Enterprises, Inc. (a)	21,921	362,135
Playtex Products, Inc. (a)	19,687	267,153
Prestige Brands Holdings, Inc.	15,805	187,289
Revlon, Inc. (a)	77,450	82,871
USANA Health Sciences, Inc. (a)	3,582	167,888

		3,108,342

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—1.4%
Adams Respiratory Therapeutics, Inc. (a) (b)	12,008	$403,829
Adolor Corp. (a) (b)	15,450	135,188
Akorn, Inc. (a)	17,912	120,906
Alpharma, Inc.	17,738	427,131
AtheroGenics, Inc. (a) (b)	14,644	41,150
Auxilium Pharmaceuticals, Inc.	13,206	193,864
Bentley Pharmaceuticals, Inc.	1	8
Bradley Pharmaceuticals, Inc. (a) (b)	5,496	105,468
Cypress Biosciences, Inc.	12,109	92,028
Durect Corp., Inc. (a)	23,046	95,871
K-V Pharmaceutical Co. (Class A) (a)	16,621	411,037
Medicis Pharmaceutical Corp. (Class A) (a)	21,135	651,381
MGI Pharma, Inc.	29,890	671,628
Nastech Pharmaceutical, Inc. (a)	11,251	121,398
New River Pharmaceuticals, Inc.	5,901	375,481
Noven Pharmaceuticals, Inc. (a) (b)	11,212	260,118
Pain Therapeutics, Inc. (a)	11,632	91,195
Par Pharmaceutical Companies, Inc. (b)	12,917	324,475
Penwest Pharmaceuticals Co. (a) (b)	9,561	96,375
Perrigo Co.	31,333	553,341
Pozen, Inc. (a)	9,302	137,205
Salix Pharmaceuticals, Ltd. (a) (b)	17,032	214,603
Santarus, Inc. (a) (b)	18,070	127,213
Sciele Pharma, Inc. (a)	11,808	279,613
Supergen, Inc. (a)	18,643	109,994
The Medicines Co. (a) (b)	20,070	503,356
Valeant Pharmaceuticals International, Inc.	34,709	600,119
ViroPharma, Inc. (b)	28,940	415,289
Xenoport, Inc. (a)	7,697	214,438

		7,773,702

Real Estate Investment Trusts—6.8%
Acadia Realty Trust (a)	12,391	323,033
Agree Realty Corp. (a)	2,629	89,754
Alexander’s, Inc. (a)	870	358,179
Alexandria Real Estate Equities, Inc. (a)	11,216	1,125,750
American Campus Communities, Inc. (a)	8,277	250,710
American Financial Realty Trust (a)	50,086	504,867
American Home Mortgage Investment Corp. (a)	17,346	468,169
Anthracite Capital, Inc.	25,336	304,032
Anworth Mortgage Asset Corp.	18,814	183,813
Arbor Realty Trust, Inc.	4,285	130,435
Ashford Hospitality Trust, Inc. (a)	26,601	317,616
BioMed Realty Trust, Inc.	25,531	671,465
Capital Lease Funding, Inc. (a)	11,797	126,346
Capital Trust, Inc. (a)	4,803	218,873
Cedar Shopping Centers, Inc.	19,125	309,825
Corporate Office Properties Trust	13,590	620,791
Cousins Properties, Inc. (a)	15,203	499,571
Crescent Real Estate Equities Co.	29,810	597,989
Crystal River Capital, Inc. (a)	3,034	81,433
DCT Industrial Realty Trust, Inc.	63,857	755,428
Deerfield Triarc Capital Corp.	22,457	336,630
Diamondrock Hospitality Co. (a)	33,609	638,571
Digital Realty Trust, Inc. (a)	9,202	367,160
EastGroup Properties, Inc. (a)	9,162	467,537

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Education Realty Trust, Inc. (a)	9,565	$141,371
Entertainment Properties Trust	10,621	639,915
Equity Inns, Inc. (a)	23,668	387,682
Equity Lifestyle Properties, Inc. (a)	8,164	440,938
Equity One, Inc. (a)	15,989	423,708
Extra Space Storage, Inc.	24,308	460,394
FelCor Lodging Trust, Inc. (a)	24,108	626,085
First Industrial Realty Trust, Inc. (a)	17,770	804,981
First Potomac Realty Trust (a)	10,755	307,270
Franklin Street Properties Corp. (a)	24,086	461,969
Friedman Billings Ramsey Group, Inc. (a)	53,500	295,320
Getty Realty Corp. (a)	6,406	184,108
Glimcher Realty Trust (a)	14,252	385,089
GMH Communities Trust (a)	13,528	135,145
Gramercy Capital Corp.	7,178	220,221
Healthcare Realty Trust, Inc. (a)	17,857	666,066
Hersha Hospitality Trust (a)	10,176	119,873
Highland Hospitality Corp.	25,755	458,439
Highwoods Properties, Inc.	20,491	809,190
Home Properties of New York, Inc.	13,982	738,389
IMPAC Mortage Holdings, Inc. (a)	26,297	131,485
Inland Real Estate Corp. (a)	27,310	500,865
Innkeepers USA Trust (a)	19,210	312,739
Investors Real Estate Trust	17,823	188,746
JER Investors Trust, Inc. (a)	9,090	172,892
Kite Realty Group Trust (a)	9,572	190,961
KKR Financial Holdings, LLC	32,411	889,034
LaSalle Hotel Properties (a)	15,070	698,645
Lexington Corporate Properties Trust (a)	27,028	571,102
Longview Fibre Co.	26,602	655,207
LTC Properties, Inc. (a)	10,133	262,546
Luminent Mortgage Capital, Inc.	20,303	181,509
Maguire Properties, Inc.	14,617	519,781
Medical Properties Trust, Inc. (a)	14,072	206,718
MFA Mortgage Investment, Inc.	29,829	229,683
Mid-America Apartment Communities, Inc.	8,756	492,613
National Health Investors, Inc.	8,588	269,148
National Retail Properties, Inc. (a)	23,333	564,425
Nationwide Health Properties, Inc. (a)	33,094	1,034,518
Newcastle Investment Corp.	18,642	516,943
NorthStar Realty Finance Corp. (a)	22,240	338,270
Novastar Financial, Inc. (a)	13,244	66,220
Omega Healthcare Investors, Inc.	23,613	404,963
Parkway Properties, Inc. (a)	5,770	301,483
Pennsylvania Real Estate Investment Trust	14,477	641,765
Post Properties, Inc. (a)	16,254	743,295
Potlatch Corp. (a)	14,896	681,939
PS Business Parks, Inc. (a)	6,192	436,660
RAIT Investment Trust	23,998	670,504
Ramco-Gershenson Property Trust (a)	7,335	261,933
Realty Income Corp.	38,499	1,085,672
Redwood Trust, Inc.	7,551	394,011
Republic Property Trust (a)	9,495	109,098
Saul Centers, Inc.	4,969	282,736
Senior Housing Properties Trust (a)	28,100	671,590
Sovran Self Storage, Inc.	7,604	421,338
Spirit Finance Corp.	44,918	669,278

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Strategic Hotel Capital, Inc. (a)	28,067	$641,892
Sun Communities, Inc.	8,453	262,212
Sunstone Hotel Investors, Inc.	21,843	595,440
Tanger Factory Outlet Centers, Inc. (a)	12,305	496,999
U-Store-It Trust (a)	19,626	394,875
Universal Health Realty Income Trust, Inc. (a)	5,436	194,337
Urstadt Biddle Properties, Inc. (a)	6,696	130,974
Washington Real Estate Investment Trust (a)	17,384	650,509
Winston Hotels, Inc. (a)	10,720	161,122
Winthrop Realty Trust	15,122	99,956

		38,852,761

Real Estate Management & Development—0.1%
Affordable Residential Communities, Inc. (a)	16,319	197,950
Consolidated Tomoka Land Co. (a)	2,042	154,069
Move, Inc.	45,332	251,139
Tejon Ranch Co. (a)	3,818	180,591

		783,749

Road & Rail—0.8%
Amerco, Inc. (a)	4,098	286,819
Arkansas Best Corp. (a)	9,670	343,768
Celadon Group, Inc. (a)	7,990	133,433
Dollar Thrifty Automotive Group, Inc. (b)	10,065	513,717
Florida East Coast Industries, Inc. (a)	14,279	895,150
Genesee & Wyoming, Inc. (a) (b)	13,674	363,865
Heartland Express, Inc.	23,716	376,610
Knight Transportation, Inc. (a)	22,991	409,700
Marten Transport, Ltd. (a) (b)	4,728	75,081
Old Dominion Freight Line, Inc. (a) (b)	12,185	351,050
Saia, Inc.	4,969	118,014
Werner Enterprises, Inc. (a)	21,633	393,072

		4,260,279

Semiconductors & Semiconductor Equipment—3.4%
Actel Corp. (a) (b)	8,453	139,644
Advanced Analogic Technologies, Inc. (a)	14,970	98,503
Advanced Energy Industries, Inc. (b)	15,733	331,022
AMIS Holdings, Inc. (b)	20,710	226,774
Amkor Technology, Inc. (a)	42,227	526,993
Anadigics, Inc. (a)	16,990	200,822
Applied Micro Circuits Corp. (b)	110,201	402,234
Asyst Technologies, Inc.	16,323	114,751
Atheros Communications, Inc. (a) (b)	21,043	503,559
ATMI, Inc. (b)	14,262	435,989
Axcelis Technologies, Inc. (a) (b)	34,912	266,728
Brooks Automation, Inc. (a) (b)	30,659	525,802
Cabot Microelectronics Corp. (a) (b)	9,215	308,795
Cirrus Logic, Inc. (a)	34,721	265,963
Cohu, Inc. (a)	10,360	194,768
Conexant Systems, Inc.	190,977	315,112
Credence Systems Corp. (a) (b)	48,191	159,512
Cymer, Inc. (a) (b)	14,915	619,718
Diodes, Inc. (b)	8,832	307,795
DSP Group, Inc. (b)	10,464	198,816

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Entegris, Inc. (a) (b)	51,314	$549,060
Exar Corp. (b)	14,200	188,008
FEI Co. (a)	10,535	379,892
FormFactor, Inc. (b)	18,584	831,634
Genesis Microchip, Inc. (a)	12,064	112,075
Hittite Microwave Corp. (b)	4,580	183,979
Intevac, Inc. (a)	9,399	247,852
IXYS Corp. (a)	14,480	148,130
Kopin Corp. (a)	22,880	77,334
Kulicke & Soffa Industries, Inc. (a)	20,533	189,930
Lattice Semiconductor Corp. (a) (b)	39,428	230,654
LTX Corp. (a) (b)	20,347	124,524
Mattson Technology, Inc. (b)	18,097	164,683
Micrel, Inc. (a) (b)	29,690	327,184
Microsemi Corp. (a)	29,006	603,615
Microtune, Inc. (a) (b)	16,160	66,579
Mindspeed Technologies, Inc. (a)	44,124	95,749
MIPS Technologies, Inc. (a)	21,911	195,665
MKS Instruments, Inc.	15,663	399,720
Monolithic Power Systems (a)	11,882	153,278
Netlogic Microsystems, Inc. (a) (b)	5,587	148,726
OmniVision Technologies, Inc. (a) (b)	18,388	238,308
ON Semiconductor Corp. (a) (b)	60,725	541,667
PDF Solutions, Inc. (a)	9,005	101,666
Pericom Semiconductor Corp. (a) (b)	9,807	95,912
Photronics, Inc. (b)	17,489	271,954
PLX Technology, Inc. (a)	8,321	81,047
RF Micro Devices, Inc. (a) (b)	76,843	478,732
Rudolph Technologies, Inc. (a) (b)	8,417	146,792
Semitool, Inc. (a)	7,998	103,974
Semtech Corp. (b)	27,415	369,554
Sigma Designs, Inc.	8,525	223,867
Silicon Image, Inc.	33,406	272,593
Silicon Storage Technology, Inc. (a) (b)	43,714	215,510
SiRF Technology Holdings, Inc. (a) (b)	19,986	554,811
Skyworks Solutions, Inc. (a) (b)	63,006	362,284
Standard Microsystems Corp. (a)	9,406	287,259
Supertex, Inc. (a)	4,216	140,013
Tessera Technologies, Inc. (a) (b)	17,329	688,654
Trident Microsystems, Inc. (a) (b)	21,580	432,895
TriQuint Semiconductor, Inc. (a) (b)	54,920	274,600
Ultratech Stepper, Inc. (a)	7,164	97,502
Varian Semiconductor Equipment Associates, Inc. (b)	21,755	1,161,282
Veeco Instruments, Inc.	10,317	201,182
Volterra Semiconductor Corp. (a) (b)	5,501	71,843
Zoran Corp. (b)	19,215	327,039

		19,302,511

Software—3.5%
Actuate Corp. (b)	20,735	108,237
Advent Software, Inc. (a) (b)	7,677	267,697
Agile Software Corp. (a) (b)	20,321	141,231
Altiris, Inc. (b)	9,946	327,323
Ansoft Corp. (a)	7,868	248,944
ANSYS, Inc. (b)	12,938	656,862

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
Aspen Technology, Inc. (a)	23,867	$310,271
Blackbaud, Inc.	17,770	433,943
Blackboard, Inc. (a) (b)	10,835	364,381
Borland Software Corp. (a) (b)	30,430	160,366
Bottomline Technologies, Inc. (a) (b)	7,733	84,290
Chordiant Software, Inc.	11,586	119,915
Commvault Systems, Inc. (a)	5,055	81,891
Concur Technologies, Inc. (a)	12,754	222,685
Epicor Software Corp. (a) (b)	24,585	341,977
EPIQ System, Inc. (a)	4,544	92,607
FalconStor Software, Inc.	19,785	206,160
Hyperion Solutions Corp. (b)	22,889	1,186,337
i2 Technologies, Inc. (a)	5,256	126,144
Informatica Corp. (a) (b)	32,918	442,089
Intervoice, Inc. (a) (b)	11,469	76,154
Jack Henry & Associates, Inc.	30,318	729,148
JDA Software Group, Inc. (a)	14,196	213,366
Kronos, Inc. (a)	12,690	678,915
Lawson Software, Inc. (a)	47,758	386,362
Macrovision Corp. (a) (b)	20,385	510,644
Magma Design Automation, Inc. (a)	13,555	162,118
Manhattan Associates, Inc. (a)	9,679	265,495
MapInfo Corp. (a) (b)	6,753	135,938
Mentor Graphics Corp. (a) (b)	29,457	481,327
MICROS Systems, Inc. (a) (b)	15,029	811,416
MicroStrategy, Inc. (Class A)	4,031	509,478
Midway Games, Inc. (a)	13,454	84,087
Net 1 UEPS Technologies, Inc. (a)	19,229	478,417
NetScout Systems, Inc. (a)	9,978	90,301
Nuance Communications, Inc. (a) (b)	48,636	744,617
Opnet Technologies Inc	2,493	33,680
Opsware, Inc. (a) (b)	34,177	247,783
Parametric Technology Corp. (a)	42,189	805,388
Progress Software Corp. (b)	16,919	527,873
Quality Systems, Inc. (a)	6,110	244,400
Quest Software, Inc. (b)	26,038	423,638
Radiant Systems, Inc. (a) (b)	7,742	100,878
Saflink Corp. (e)	1	0
Secure Computing Corp. (a)	26,328	202,726
Smith Micro Software, Inc. (a)	7,257	135,198
Sonic Solutions (a) (b)	9,991	140,873
SPSS, Inc.	6,730	242,953
Sybase, Inc. (b)	34,781	879,264
Take-Two Interactive Software, Inc. (a)	28,650	577,011
The Ultimate Software Group, Inc. (a) (b)	10,456	273,843
THQ, Inc. (b)	23,794	813,517
TIBCO Software, Inc. (b)	78,969	672,816
Transaction Systems Architects, Inc. (Class A) (a) (b)	14,522	470,368
VA Software Corp. (a) (b)	22,937	92,436
Vasco Data Security International, Inc. (a)	9,292	166,048
Wind River Systems, Inc. (a) (b)	30,818	306,331
Witness Systems, Inc. (b)	14,821	399,426

		20,037,583

Specialty Retail—3.3%
A.C. Moore Arts & Crafts, Inc. (a) (b)	5,378	114,767

Security Description	Shares	Value

Specialty Retail—(Continued)
Aaron Rents, Inc. (Class B)	17,697	$467,909
Aeropostale, Inc. (b)	20,475	823,709
Asbury Automotive Group, Inc. (a)	3,985	112,576
Bebe Stores, Inc. (a)	8,606	149,572
Big 5 Sporting Goods Corp. (a)	10,043	260,315
Blockbuster, Inc. (a)	79,005	508,792
Books-A-Million, Inc. (a)	5,343	76,084
Borders Group, Inc. (a)	23,777	485,526
Buckle, Inc. (a)	4,942	176,429
Build-A-Bear-Workshop, Inc. (a)	5,004	137,460
Cabelas, Inc.	14,185	351,930
Cache, Inc.	4,628	82,147
Casual Male Retail Group, Inc. (a)	13,593	160,805
Cato Corp. (a)	13,371	312,748
Charlotte Russe Holding, Inc. (b)	7,708	222,530
Charming Shoppes, Inc.	47,623	616,718
Christopher & Banks Corp. (a)	12,616	245,634
Citi Trends, Inc. (a) (b)	2,383	101,849
Conn’s, Inc. (a)	3,213	79,522
Cost Plus, Inc. (a) (b)	7,641	76,410
CSK Auto Corp. (a)	17,172	295,358
DSW, Inc. (Class A) (a)	5,706	240,850
Genesco, Inc. (a)	8,778	364,550
Group 1 Automotive, Inc. (a) (b)	9,813	390,263
Guess?, Inc. (a) (b)	16,406	664,279
Guitar Center, Inc. (a) (b)	11,358	512,473
Haverty Furniture Cos., Inc. (a)	10,024	140,336
Hibbett Sports, Inc.	13,482	385,450
Hot Topic, Inc. (a) (b)	18,608	206,549
J. Crew Group, Inc. (a) (b)	9,528	382,740
Jo-Ann Stores, Inc. (a)	11,266	306,998
JoS. A. Bank Clothiers, Inc. (a)	6,217	219,771
Lithia Motors, Inc. (a)	6,487	177,809
Midas, Inc. (a)	7,869	169,734
Monro Muffler Brake, Inc.	4,966	174,307
New York & Co., Inc. (a)	8,102	127,931
Pacific Sunwear of California, Inc. (b)	26,586	553,786
Payless Shoesource, Inc. (b)	25,466	845,471
Pep Boys-Manny Moe & Jack	23,531	449,207
Pier 1 Imports, Inc. (a)	36,762	254,025
Rent-A-Center, Inc. (a) (b)	25,922	725,298
Restoration Hardware, Inc. (a)	11,290	74,062
Select Comfort Corp. (a) (b)	20,980	373,444
Shoe Carnival, Inc.	3,189	106,194
Sonic Automotive, Inc. (a)	12,587	358,729
Stage Stores, Inc. (a)	15,821	368,788
Stein Mart, Inc. (a)	9,522	155,399
The Children’s Place Retail Stores, Inc. (b)	8,777	489,406
The Dress Barn, Inc. (a)	19,783	411,684
The Finish Line, Inc. (Class A)	18,875	237,825
The Gymboree Corp. (b)	12,453	498,992
The Men’s Wearhouse, Inc. (b)	17,923	843,277
The Talbots, Inc. (a)	10,466	247,207
Tween Brands, Inc. (a) (b)	12,243	437,320
West Marine, Inc. (a) (b)	5,454	99,317
Wet Seal, Inc.	30,909	202,454
Zale Corp. (a)	18,118	477,953

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Zumiez, Inc. (a) (b)	5,156	$206,859

		18,739,527

Textiles, Apparel & Luxury Goods—1.6%
Brown Shoe Co., Inc. (a)	11,368	477,456
Carter’s, Inc. (a) (b)	19,206	486,680
Cherokee, Inc. (a)	2,327	100,201
CROCS, Inc. (a) (b)	3,770	178,133
Deckers Outdoor Corp.	4,895	347,643
dELiA*s, Inc. (a)	8,421	77,305
Fossil, Inc. (a) (b)	15,664	414,626
Hartmarx Corp. (a)	12,120	89,688
Iconix Brand Group, Inc.	18,168	370,627
K-Swiss, Inc.	9,537	257,690
Kellwood Co. (a)	9,059	265,700
Kenneth Cole Productions, Inc. (a)	3,469	89,049
Maidenform Brands, Inc. (a) (b)	5,425	125,155
Movado Group, Inc. (a)	6,074	178,879
Oxford Industries, Inc.	5,594	276,567
Perry Ellis International, Inc. (a)	4,116	131,671
Phillips-Van Heusen Corp.	21,289	1,251,793
Quiksilver, Inc. (a) (b)	46,688	541,581
Skechers U.S.A., Inc. (a)	4,057	136,193
Steven Madden, Ltd.	8,532	249,134
Stride Rite Corp.	13,783	212,120
The Warnaco Group, Inc. (b)	17,294	491,150
Timberland Co. (Class A) (a)	18,364	478,015
True Religion Apparel, Inc. (a)	5,312	86,267
Under Armour, Inc. (a) (b)	8,706	446,618
UniFirst Corp.	4,693	180,070
Volcom, Inc. (a) (b)	4,755	163,382
Wolverine World Wide, Inc.	22,527	643,596
Xerium Technologies, Inc. (a)	7,825	62,757

		8,809,746

Thrifts & Mortgage Finance—1.8%
Accredited Home Lenders Holding Co. (a)	8,309	77,024
Anchor Bancorp Wisconsin, Inc. (a)	8,780	248,913
Bank Mutual Corp. (a)	27,096	308,082
BankAtlantic Bancorp, Inc. (Class A)	19,033	208,602
BankUnited Financial Corp. (a) (b)	11,462	243,109
Berkshire Hill Bancorp, Inc. (a)	2,974	100,075
Brookline Bancorp, Inc. (a)	26,849	340,177
Centerline Holding Co.	21,272	411,613
Citizens First BanCorp, Inc. (a)	3,084	70,254
City Bank (a)	6,000	192,660
Coastal Financial Corp. (a)	6,176	96,531
Columbia BanCorp (a)	5,761	358,968
Corus Bankshares, Inc. (a)	14,466	246,790
Dime Community Bancorp, Inc. (a)	10,912	144,366
Doral Financial Corp. (a)	39,298	64,449
Downey Financial Corp. (a)	8,151	526,066
Federal Agricultural Mortage Corp. (a)	4,977	135,374
First Busey Corp. (a)	4,770	102,221
First Financial Holdings, Inc. (a)	4,175	144,455
First Niagara Financial Group, Inc. (a)	41,854	582,189

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
First Place Financial Corp.	6,023	$129,193
FirstFed Financial Corp. (a) (b)	6,033	342,855
Flagstar Bancorp, Inc. (a)	14,886	177,888
Flushing Financial Corp. (a)	8,744	141,915
Franklin Bank Corp. (a) (b)	8,088	144,533
Fremont General Corp. (a)	27,019	187,242
ITLA Capital Corp. (a)	1,943	101,075
Kearny Financial Corp. (a)	7,535	108,353
KNBT Bancorp.	9,880	145,631
MAF Bancorp, Inc.	12,660	523,364
Net.Bank, Inc. (a)	21,809	48,198
NewAlliance Bancshares, Inc. (a)	42,733	692,702
Northwest Bancorp, Inc. (a)	6,125	165,926
Oceanfirst Financial Corp.	709	12,301
Ocwen Financial Corp. (a)	13,008	167,413
Partners Trust Financial Group, Inc. (a)	16,463	188,172
PFF Bancorp, Inc. (a)	10,595	321,346
Provident Bancorp, Inc. (a)	15,103	213,707
Provident Financial Services, Inc.	23,670	413,042
TierOne Corp. (a)	7,148	193,282
Triad Guaranty, Inc. (a) (b)	4,001	165,681
TrustCo Bank Corp. (a)	25,923	248,342
United Community Financial Corp. (a)	9,993	110,423
W Holding Co., Inc.	46,902	234,510
Willow Grove BanCorp, Inc. (a)	5,715	73,724
WSFS Financial Corp. (a)	2,138	137,858

		9,990,594

Tobacco—0.2%
Alliance One International, Inc.	37,455	345,710
Universal Corp. (a)	9,784	600,248
Vector Group, Ltd. (a)	15,608	292,026

		1,237,984

Trading Companies & Distributors—0.6%
Applied Industrial Technologies, Inc. (a)	17,575	431,290
Beacon Roofing Supply, Inc. (a) (b)	18,981	307,113
Electro Rent Corp. (b)	5,559	80,050
H&E Equipment Services, Inc. (a) (b)	4,241	91,181
Interline Brands, Inc. (a) (b)	9,367	205,325
Kaman Corp. (a)	9,209	214,662
NuCo2, Inc. (a) (b)	5,122	129,177
Rush Enterprises, Inc. (a)	6,903	132,607
Tal International Group, Inc. (a)	5,611	134,664
TransDigm Group, Inc. (a)	3,898	141,809
UAP Holdings Corp. (a) (b)	20,294	524,600
Watsco, Inc. (a)	10,891	556,203
Williams Scotsman International, Inc. (a) (b)	10,303	202,557

		3,151,238

Transportation Infrastructure—0.0%
Interpool, Inc. (a)	4,367	106,642

Water Utilities—0.2%
American State Water Co. (a)	6,801	250,753

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Water Utilities—(Continued)
California Water Service Group (a)	6,890	$264,025
SJW Corp.	6,807	275,547
Southwest Water Co. (a)	9,749	140,581

		930,906

Wireless Telecommunication Services—0.3%
Dobson Communications Corp. (a)	59,846	514,077
Fibertower Corp. (a)	40,993	212,754
Inphonic, Inc. (a)	9,187	100,138
iPCS, Inc. (b)	7,028	344,302
Syniverse Holdings, Inc. (a) (b)	11,208	118,132
USA Mobility, Inc. (a)	9,933	197,965

		1,487,368

Total Common Stock (Identified Cost $433,604,095)		542,531,747

Rights—0.0%

Thrifts & Mortgage Finance—0.0%
BankUnited Financial Corp. (d) (e)	4,713	0

Total Rights (Identified Cost $1,602)		0

Short Term Investments—4.6%
Security Description	Face Amount	Value

Discount Notes–4.6%
Federal Home Loan Bank 5.130%, 05/16/07	$21,875,000	$21,734,726
5.150%, 04/13/07	1,675,000	1,672,125
5.150%, 04/20/07	2,500,000	2,493,205

Total Short Term Investments (Identified Cost $25,900,056)		25,900,056

Total Investments—100.1% (Identified Cost $459,505,753)(f)		568,431,803
Liabilities in excess of other assets		(472,774)

Total Net Assets—100%		$567,959,029

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $154,423,015 and the collateral received consisted of cash in the amount of $158,216,231 and securities with a market value of $79,377.
(b)	Non-Income Producing.
(c)	Non-Income Producing; Issuer filed unter Chapter 11 of the Federal Bankruptcy Code.
(d)	Security was valued in good faith under procedures established by the Board of Directors.
(e)	Zero Valued Security.
(f)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $459,505,753 and the composition of unrealized appreciation and depreciation of investment securities was $134,923,001 and $(25,996,951), respectively.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2007	Net Unrealized Appreciation
Russell 2000 Index Futures	06/14/2007	61	$23,942,805	$24,644,000	$701,195

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—97.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
General Dynamics Corp.	38,700	$2,956,680

Air Freight & Logistics—0.7%
Expeditors International of Washington, Inc. (a)	111,700	4,615,444

Airlines—1.1%
Southwest Airlines Co.	524,400	7,708,680

Beverages—1.3%
InBev NV (EUR)	44,600	3,228,221
PepsiCo, Inc.	99,500	6,324,220

		9,552,441

Biotechnology—3.9%
Amgen, Inc. (b)	158,100	8,834,628
Celgene Corp. (b)	62,600	3,283,996
Genentech, Inc. (b)	101,400	8,326,968
Gilead Sciences, Inc. (b)	101,400	7,757,100

		28,202,692

Capital Markets—9.0%
E*TRADE Financial Corp. (b)	317,300	6,733,106
Franklin Resources, Inc.	66,300	8,011,029
Legg Mason, Inc.	51,600	4,861,236
Morgan Stanley	79,600	6,269,296
Northern Trust Corp.	80,700	4,853,298
State Street Corp.	137,600	8,909,600
The Charles Schwab Corp.	297,200	5,435,788
The Goldman Sachs Group, Inc.	24,400	5,041,772
UBS AG (CHF)	242,400	14,468,115

		64,583,240

Chemicals—0.6%
Monsanto Co.	74,400	4,089,024

Commercial Banks—2.7%
Anglo Irish Bank Corp., Plc. (EUR)	272,808	5,823,765
Erste Bank der oesterreichischen Sparkassen AG (EUR)	88,900	6,916,117
UniCredito Italiano S.p.A. (EUR)	674,400	6,432,944

		19,172,826

Communications Equipment—4.1%
Cisco Systems, Inc. (b)	364,700	9,310,791
Corning, Inc. (b)	212,100	4,823,154
Juniper Networks, Inc. (a) (b)	244,700	4,815,696
QUALCOMM, Inc.	118,100	5,038,146
Telefonaktiebolaget LM Ericsson (Class B) (SEK)	1,470,100	5,454,199

		29,441,986

Computers & Peripherals—1.5%
Apple, Inc. (b)	48,500	4,506,135
Dell, Inc. (b)	105,400	2,446,334
EMC Corp. (b)	261,600	3,623,160

		10,575,629

Security Description	Shares	Value

Consumer Finance—1.9%
American Express Co.	167,500	$9,447,000
SLM Corp.	100,000	4,090,000

		13,537,000

Diversified Financial Services—1.5%
Chicago Mercantile Exchange Holdings, Inc.	5,400	2,875,284
Citigroup, Inc.	156,515	8,035,480

		10,910,764

Electronic Equipment & Instruments—0.5%
Hon Hai Precision Industry Co., Ltd. (GDR)	263,000	3,514,786

Energy Equipment & Services—2.9%
Baker Hughes, Inc.	106,600	7,049,458
Schlumberger, Ltd.	197,800	13,667,980

		20,717,438

Food & Staples Retailing—4.5%
CVS/Caremark Corp.	441,390	15,069,054
Sysco Corp.	72,600	2,456,058
Wal-Mart de Mexico S.A. de C.V. (ADR)	59,800	2,559,482
Wal-Mart Stores, Inc.	139,000	6,526,050
Walgreen Co.	73,300	3,363,737
Whole Foods Market, Inc.	52,900	2,372,565

		32,346,946

Health Care Equipment & Supplies—2.5%
Medtronic, Inc.	187,200	9,184,032
St. Jude Medical, Inc. (b)	40,600	1,526,966
Stryker Corp. (a)	74,300	4,927,576
Zimmer Holdings, Inc. (b)	29,000	2,476,890

		18,115,464

Health Care Providers & Services—5.9%
Aetna, Inc.	115,200	5,044,608
Humana, Inc. (b)	43,100	2,500,662
Medco Health Solutions, Inc. (b)	123,300	8,942,949
UnitedHealth Group, Inc.	256,500	13,586,805
WellPoint, Inc. (b)	149,400	12,116,340

		42,191,364

Hotels, Restaurants & Leisure—2.0%
Carnival Corp.	35,100	1,644,786
International Game Technology	104,700	4,227,786
Marriott International, Inc. (Class A)	82,460	4,037,242
MGM MIRAGE (b)	27,600	1,918,752
Wynn Resorts, Ltd. (a) (b)	27,100	2,570,706

		14,399,272

Household Durables—1.3%
Harman International Industries, Inc.	48,900	4,698,312
Lennar Corp. (Class A)	109,700	4,630,437

		9,328,749

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—1.4%
Reckitt Benckiser, Plc. (GBP)	67,700	$3,529,185
The Procter & Gamble Co.	103,605	6,543,692

		10,072,877

Industrial Conglomerates—4.9%
General Electric Co.	809,400	28,620,384
Tyco International, Ltd.	215,000	6,783,250

		35,403,634

Insurance—2.7%
American International Group, Inc.	181,600	12,207,152
Prudential Financial, Inc.	82,100	7,410,346

		19,617,498

Internet & Catalog Retail—1.6%
Amazon.com, Inc. (a) (b)	199,600	7,942,084
Liberty Media Corp.—Interactive (Class A) (b)	159,653	3,802,934

		11,745,018

Internet Software & Services—3.4%
eBay, Inc. (b)	203,000	6,729,450
Google, Inc. (Class A) (b)	30,800	14,111,328
Yahoo!, Inc. (b)	120,400	3,767,316

		24,608,094

IT Services—3.0%
Accenture, Ltd. (Class A)	335,300	12,922,462
Automatic Data Processing, Inc.	175,600	8,499,040

		21,421,502

Machinery—2.2%
Danaher Corp.	151,100	10,796,095
Deere & Co.	24,000	2,607,360
Joy Global, Inc.	56,400	2,419,560

		15,823,015

Media—4.1%
Clear Channel Communications, Inc. (a)	111,600	3,910,464
EchoStar Communications Corp. (Class A) (b)	18,300	794,769
Grupo Televisa S.A. (ADR)	137,200	4,088,560
Liberty Media Corp.—Capital (Series A) (b)	54,290	6,003,931
Rogers Communications, Inc. (Class B)	286,000	9,369,360
Viacom, Inc. (Class B) (b)	133,500	5,488,185

		29,655,269

Metals & Mining—0.8%
BHP Billiton, Ltd. (AUD)	226,200	5,489,734

Multiline Retail—2.7%
Kohl’s Corp. (b)	124,400	9,530,284
Target Corp.	166,600	9,872,716

		19,403,000

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—3.2%
EOG Resources, Inc.	55,300	$3,945,102
Exxon Mobil Corp.	91,016	6,867,157
Murphy Oil Corp.	57,400	3,065,160
Total S.A. (EUR)	131,000	9,164,155

		23,041,574

Pharmaceuticals—3.6%
Eli Lilly & Co.	54,500	2,927,195
Novartis AG (CHF)	155,700	8,813,651
Roche Holding AG (CHF)	38,700	6,870,341
Sepracor, Inc. (b)	56,400	2,629,932
Wyeth	87,100	4,357,613

		25,598,732

Semiconductors & Semiconductor Equipment—4.5%
Analog Devices, Inc.	141,700	4,887,233
Applied Materials, Inc.	151,200	2,769,984
ASML Holding NV (b)	191,000	4,727,250
Intel Corp.	118,600	2,268,818
Marvell Technology Group, Ltd. (b)	394,900	6,638,269
Maxim Integrated Products, Inc.	172,900	5,083,260
Samsung Electronics Co., Ltd. (KRW)	1,935	1,156,512
Xilinx, Inc.	190,100	4,891,273

		32,422,599

Software—4.8%
Adobe Systems, Inc. (b)	102,400	4,270,080
Amdocs, Ltd. (b)	193,800	7,069,824
Autodesk, Inc.	123,100	4,628,560
Electronic Arts, Inc. (b)	37,800	1,903,608
Intuit, Inc. (a) (b)	93,700	2,563,632
Microsoft Corp.	488,100	13,603,347

		34,039,051

Specialty Retail—2.0%
Bed Bath & Beyond, Inc. (b)	69,500	2,791,815
Lowe’s Cos., Inc.	127,200	4,005,528
PetSmart, Inc.	150,500	4,960,480
The Home Depot, Inc.	62,450	2,294,413

		14,052,236

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (b)	37,500	1,876,875
Nike, Inc. (Class B)	17,300	1,838,298

		3,715,173

Thrifts & Mortgage Finance—0.8%
Countrywide Financial Corp.	163,400	5,496,776

Trading Companies & Distributors—0.3%
Fastenal Co. (a)	63,000	2,208,150

Wireless Telecommunication Services—2.9%
American Tower Corp. (Class A) (b)	123,800	4,822,010
América Movil S.A. de C.V. (ADR)	195,300	9,333,387

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—(Continued)
Crown Castle International Corp. (b)	210,800	$6,773,004

		20,928,401

Total Common Stock (Identified Cost $624,403,874)		700,702,758

Short Term Investments—2.4%
Security Description	Shares	Value

Mutual Funds—2.4%
T. Rowe Price Reserve Investment Fund (c)	16,840,606	$16,840,606

Total Short Term Investments (Identified Cost $16,840,606)		16,840,606

Total Investments—100.1% (Identified Cost $641,244,480) (d)		717,543,364
Liabilities in excess of other assets		(517,150)

Total Net Assets—100%		$717,026,214

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $24,110,323 and the collateral received consisted of cash in the amount of $16,691,392 and securities with a market value of $8,052,363.
(b)	Non-Income Producing.
(c)	Affiliated Issuer. See below.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $641,244,480 and the composition of unrealized appreciation and depreciation of investment securities was $88,647,867 and $(12,348,983), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(KRW)—	South Korean Won
(SEK)—	Swedish Krona

Affliliated Issuer
Security Description	Number of shares held at 12/31/2006	Shares purchased since 12/31/2006	Shares sold since 12/31/2006	Number of shares held at 03/31/2007	Realized Gain/Loss on shares sold	Income for period ended 03/31/2007
T. Rowe Price Reserve Investment Fund	27,238,060	36,352,528	(46,749,982)	16,840,606	$0	$276,659

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—98.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.3%
Armor Holdings, Inc. (a)	40,900	$2,753,797
Ceradyne, Inc. (a) (b)	53,900	2,950,486
DRS Technologies, Inc.	20,179	1,052,738
MTC Technologies, Inc. (a)	55,300	1,162,959
Teledyne Technologies, Inc. (a)	33,300	1,246,752
United Industrial Corp. (b)	14,500	800,400

		9,967,132

Air Freight & Logistics—1.1%
Hub Group, Inc. (Class A)	13,900	402,961
Pacer International, Inc.	20,600	554,964
UTi Worldwide, Inc.	143,400	3,524,772

		4,482,697

Airlines—0.6%
SkyWest, Inc.	93,300	2,503,239

Auto Components—0.4%
Gentex Corp. (b)	114,200	1,855,750

Automobiles—0.4%
Thor Industries, Inc. (b)	41,200	1,622,868

Beverages—0.3%
Boston Beer, Inc. (a) (b)	32,000	1,067,200

Biotechnology—3.5%
Alexion Pharmaceuticals, Inc. (a) (b)	22,800	985,872
Alkermes, Inc. (a)	60,100	927,944
BioMarin Pharmaceutical, Inc. (a) (b)	73,700	1,272,062
Cephalon, Inc. (a) (b)	8,973	638,967
Cubist Pharmaceuticals, Inc. (a) (b)	23,100	509,817
deCODE genetics, Inc. (a) (b)	57,600	210,240
Digene Corp. (a)	44,100	1,870,281
Human Genome Sciences, Inc. (a) (b)	38,400	407,808
Incyte Corp. (a) (b)	61,500	405,285
InterMune, Inc. (a) (b)	8,000	197,280
Martek Biosciences Corp. (a)	12,000	247,440
Medarex, Inc. (a) (b)	31,300	405,022
Myriad Genetics, Inc. (a) (b)	15,000	516,900
Neurocrine Biosciences, Inc. (a) (b)	11,400	142,500
Onyx Pharmaceuticals, Inc. (a) (b)	32,100	797,364
OSI Pharmaceuticals, Inc. (b)	26,300	867,900
Panacos Pharmaceuticals, Inc. (a) (b)	68,030	314,979
PDL BioPharma, Inc. (a) (b)	96,700	2,098,390
Regeneron Pharmaceuticals, Inc.	11,600	250,792
Senomyx, Inc. (a) (b)	68,800	851,744
Theravance, Inc. (a)	20,500	604,750
United Therapeutics Corp. (a)	7,000	376,460

		14,899,797

Building Products—0.1%
Simpson Manufacturing Co. , Inc. (b)	14,900	459,516

Capital Markets—2.3%
Affiliated Managers Group, Inc. (a) (b)	40,649	4,404,319
Cohen & Steers, Inc. (b)	16,700	719,436

Security Description	Shares	Value

Capital Markets—(Continued)
GFI Group, Inc. (a) (b)	7,100	$482,587
Greenhill & Co., Inc. (b)	38,500	2,363,515
Knight Capital Group, Inc.	31,500	498,960
optionsXpress Holdings, Inc.	28,100	661,474
Penson Worldwide, Inc. (a)	18,200	549,458

		9,679,749

Chemicals—1.1%
Hercules, Inc. (a)	52,600	1,027,804
Nalco Holding Co.	75,300	1,799,670
Symyx Technologies, Inc. (a)	41,500	735,380
The Scotts Miracle-Gro Co.	23,200	1,021,496

		4,584,350

Commercial Banks—1.4%
Boston Private Financial Holdings, Inc. (b)	33,200	926,944
East West Bancorp, Inc.	45,400	1,669,358
Pinnacle Financial Partners, Inc. (a) (b)	27,200	829,872
SVB Financial Group (a) (b)	15,300	743,427
UCBH Holdings, Inc. (b)	84,900	1,580,838

		5,750,439

Commercial Services & Supplies—7.0%
Administaff, Inc.	21,000	739,200
ChoicePoint, Inc. (a)	49,333	1,846,534
CRA International, Inc. (a)	19,300	1,007,074
Global Cash Access, Inc. (a)	45,100	752,719
Heidrick & Struggles International, Inc. (a)	17,900	867,255
IHS, Inc.	20,900	859,199
Kenexa Corp. (a)	95,700	2,979,141
Korn/Ferry International (a)	30,300	695,082
Navigant Consulting, Inc. (a)	64,300	1,270,568
Resources Connection, Inc. (a)	96,400	3,083,836
Stericycle, Inc. (a) (b)	38,000	3,097,000
Taleo Corp. (a) (b)	92,000	1,525,360
The Advisory Board Co. (a)	90,745	4,593,512
The Corporate Executive Board Co.	61,000	4,633,560
Waste Connections, Inc. (a)	65,700	1,967,058

		29,917,098

Communications Equipment—1.9%
Adtran, Inc.	51,000	1,241,850
Avocent Corp. (a)	22,525	607,499
F5 Networks, Inc. (a)	42,500	2,833,900
Inter-Tel, Inc.	41,300	976,332
Plantronics, Inc. (b)	30,400	718,048
Polycom, Inc. (a)	48,993	1,632,937

		8,010,566

Computers & Peripherals—0.5%
Avid Technology, Inc. (a) (b)	48,320	1,685,402
Intermec, Inc. (a) (b)	16,300	364,142

		2,049,544

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.8%
Foster Wheeler, Ltd.	39,800	$2,323,922
Infrasource Services, Inc. (a)	20,800	635,024
Insituform Technologies, Inc. (a) (b)	29,000	602,910

		3,561,856

Construction Materials—0.4%
Eagle Materials, Inc. (b)	28,500	1,271,955
Florida Rock Industries, Inc.	8,200	551,778

		1,823,733

Containers & Packaging—0.5%
Crown Holdings, Inc.	82,300	2,013,058

Diversified Consumer Services—2.7%
Bright Horizons Family Solutions, Inc. (a)	51,500	1,944,125
DeVry, Inc. (a)	36,200	1,062,470
ITT Educational Services, Inc. (a)	55,500	4,522,695
Jackson Hewitt Tax Service, Inc. (b)	70,200	2,259,036
Matthews International Corp.	26,700	1,086,690
Steiner Leisure, Ltd. (a)	15,000	674,700

		11,549,716

Diversified Financial Services—0.9%
IntercontinentalExchange, Inc. (a)	20,900	2,554,189
International Securities Exchange, Inc. (b)	24,600	1,200,480

		3,754,669

Diversified Telecommunication Services—0.7%
Cbeyond, Inc. (a)	19,600	574,868
NeuStar, Inc. (Class A) (a) (b)	31,300	890,172
Time Warner Telecom, Inc. (Class A)	71,600	1,487,132

		2,952,172

Electrical Equipment—1.6%
AMETEK, Inc.	59,300	2,048,222
General Cable Corp.	28,600	1,528,098
II-VI, Inc. (a)	51,200	1,733,120
The Genlyte Group, Inc.	14,400	1,015,920
Thomas & Betts Corp. (a)	7,700	375,914

		6,701,274

Electronic Equipment & Instruments—3.2%
Aeroflex, Inc. (a)	149,672	1,968,187
Color Kinetics, Inc. (a) (b)	49,800	967,614
CyberOptics Corp. (a)	123,237	1,719,156
FLIR Systems, Inc. (a) (b)	84,900	3,028,383
Itron, Inc. (a) (b)	27,700	1,801,608
Mettler-Toledo International, Inc. (a)	19,600	1,755,572
Orbotech, Ltd. (a)	37,700	830,531
TTM Technologies, Inc. (a)	152,200	1,451,988

		13,523,039

Energy Equipment & Services—5.0%
Acergy S.A. (ADR) (a)	30,700	653,603
Atwood Oceanics, Inc. (a)	17,500	1,027,075

Security Description	Shares	Value

Energy Equipment & Services—(Continued)
Core Laboratories NV (a)	24,000	$2,011,920
FMC Technologies, Inc. (a)	31,400	2,190,464
Global Industries, Inc. (a)	74,400	1,360,776
Helmerich & Payne, Inc.	57,400	1,741,516
Hydril Co. (a)	10,500	1,010,520
Input/Output, Inc. (a) (b)	79,200	1,091,376
Lone Star Technologies, Inc. (a)	12,000	792,360
Oil States International, Inc. (a)	80,300	2,576,827
SEACOR Holdings, Inc. (a) (b)	10,600	1,043,040
TETRA Technologies, Inc. (a)	84,900	2,097,879
Todco (Class A) (a)	38,700	1,560,771
Unit Corp. (a)	18,900	956,151
W-H Energy Services, Inc. (a)	25,100	1,173,174

		21,287,452

Food & Staples Retailing—0.7%
The Pantry, Inc. (b)	25,000	1,130,500
United Natural Foods, Inc. (a) (b)	62,400	1,911,936

		3,042,436

Food Products—0.4%
SunOpta, Inc. (a) (b)	149,200	1,775,480

Health Care Equipment & Supplies—6.7%
American Medical Systems Holdings, Inc. (a) (b)	65,100	1,378,167
Cytyc Corp. (a)	71,000	2,428,910
Dentsply International, Inc.	37,300	1,221,575
Edwards Lifesciences Corp. (a)	36,100	1,830,270
Gen-Probe, Inc. (a)	48,300	2,273,964
Hologic, Inc. (a)	47,400	2,732,136
ICU Medical, Inc. (a)	25,600	1,003,520
IDEXX Laboratories, Inc. (a)	15,500	1,358,265
Immucor, Inc. (a)	71,650	2,108,660
Integra LifeSciences Holdings (a) (b)	10,000	455,800
Kyphon, Inc. (a)	53,100	2,396,934
Mentor Corp. (b)	19,100	878,600
Meridian Bioscience, Inc.	55,300	1,535,128
ResMed, Inc.	36,600	1,843,542
Respironics, Inc. (a)	59,400	2,494,206
Stereotaxis, Inc. (a) (b)	19,100	227,290
STERIS Corp.	35,100	932,256
Thoratec Corp. (a) (b)	57,100	1,193,390

		28,292,613

Health Care Providers & Services—4.0%
Amedisys, Inc. (a)	22,533	730,745
Centene Corp. (a)	43,700	917,263
Community Health Systems, Inc. (a)	29,300	1,032,825
Coventry Health Care, Inc. (a)	35,775	2,005,189
Gentiva Health Services, Inc. (a)	42,000	847,140
Healthspring, Inc. (a)	23,100	544,005
Healthways, Inc.	19,200	897,600
Henry Schein, Inc. (a)	12,400	684,232
inVentiv Health, Inc. (a)	22,600	865,354
LCA-Vision, Inc. (b)	9,200	378,948
LifePoint Hospitals, Inc. (a)	24,800	947,856

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Pediatrix Medical Group, Inc.	21,700	$1,238,202
PSS World Medical, Inc.	41,800	883,652
Psychiatric Solutions, Inc. (a)	35,000	1,410,850
Symbion, Inc. (a) (b)	63,700	1,249,157
Triad Hospitals, Inc. (a)	18,100	945,725
United Surgical Partners International, Inc. (a)	39,000	1,201,590

		16,780,333

Health Care Technology—0.7%
Cerner Corp. (a) (b)	30,700	1,671,615
Computer Programs & Systems, Inc. (b)	55,700	1,493,874

		3,165,489

Hotels, Restaurants & Leisure—3.4%
Applebee’s International, Inc.	33,500	830,130
BJ’s Restaurants, Inc. (a) (b)	66,700	1,409,371
CEC Entertainment, Inc. (a)	16,450	683,333
Choice Hotels International, Inc.	18,500	655,455
International Speedway Corp. (Class A)	6,200	320,540
Orient-Express Hotels, Ltd. (Class A)	22,600	1,351,932
P.F. Chang’s China Bistro, Inc. (a) (b)	23,300	975,804
RARE Hospitality International, Inc. (a)	74,675	2,246,971
Shuffle Master, Inc. (a) (b)	8,150	148,737
Sonic Corp. (a)	79,362	1,768,185
Station Casinos, Inc.	13,300	1,151,381
The Cheesecake Factory, Inc. (a) (b)	29,749	792,811
WMS Industries, Inc. (a) (b)	52,600	2,064,024

		14,398,674

Household Durables—0.8%
iRobot Corp. (a) (b)	43,400	567,238
Jarden Corp.	44,700	1,712,010
M.D.C. Holdings, Inc. (b)	22,283	1,071,144

		3,350,392

Household Products—0.4%
Church & Dwight Co., Inc.	35,000	1,762,250

Insurance—1.3%
HCC Insurance Holdings, Inc.	44,100	1,358,280
Max Re Capital, Ltd.	30,600	779,688
Philadelphia Consolidated Holding Corp. (a)	32,300	1,420,877
StanCorp Financial Group, Inc.	43,300	2,129,061

		5,687,906

Internet & Catalog Retail—1.6%
Blue Nile, Inc. (a) (b)	32,300	1,313,318
Coldwater Creek, Inc. (a) (b)	115,900	2,350,452
drugstore.com, Inc. (a) (b)	82,303	212,342
Nutri/System, Inc. (a) (b)	21,100	1,105,851
Priceline.com, Inc. (a)	30,800	1,640,408

		6,622,371

Security Description	Shares	Value

Internet Software & Services—2.2%
aQuantive, Inc. (a)	23,200	$647,512
CNET Networks, Inc. (a) (b)	164,800	1,435,408
Cybersource Corp. (a) (b)	118,400	1,481,184
Digital River, Inc. (a) (b)	26,600	1,469,650
SINA Corp. (a)	14,200	477,262
ValueClick, Inc. (a)	55,300	1,444,989
Websense, Inc. (a)	81,800	1,880,582
WebSideStory, Inc. (a) (b)	44,800	580,160

		9,416,747

IT Services—2.9%
CACI International, Inc. (Class A) (a)	35,500	1,663,530
Forrester Research, Inc. (a)	7,100	201,356
Global Payments, Inc.	43,720	1,489,103
Heartland Payment Systems, Inc. (b)	7,900	186,756
Inforte Corp. (a)	168,277	583,921
MoneyGram International, Inc.	63,400	1,759,984
NCI, Inc. (Class A) (a)	124,400	1,834,900
Perot Systems Corp. (Class A) (a)	74,100	1,324,167
RightNow Technologies, Inc. (a) (b)	89,900	1,472,562
SRA International, Inc. (a) (b)	75,100	1,829,436

		12,345,715

Leisure Equipment & Products—0.9%
MarineMax, Inc. (a) (b)	46,000	1,066,280
Marvel Entertainment, Inc. (a) (b)	35,800	993,450
Pool Corp. (b)	49,125	1,758,675

		3,818,405

Life Sciences Tools & Services—1.8%
Charles River Laboratories International, Inc. (a)	15,200	703,152
Dionex Corp. (a)	7,000	476,770
Exelixis, Inc. (a)	48,200	479,108
Illumina, Inc.	28,900	846,770
Invitrogen Corp. (a)	29,700	1,890,405
Techne Corp. (a)	27,900	1,593,090
Varian, Inc. (a)	21,600	1,258,416
Ventana Medical Systems, Inc. (a) (b)	10,800	452,520

		7,700,231

Machinery—3.4%
Actuant Corp. (b)	67,100	3,409,351
Bucyrus International, Inc.	8,400	432,600
Gardner Denver, Inc.	22,700	791,095
Graco, Inc.	30,700	1,202,212
Kaydon Corp. (b)	39,900	1,698,144
Kennametal, Inc.	13,100	885,691
The Manitowoc Co., Inc.	36,700	2,331,551
The Middleby Corp.	5,000	659,200
The Toro Co.	41,200	2,111,088
Wabtec Corp.	30,200	1,041,598

		14,562,530

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—0.2%
Horizon Lines, Inc.	27,200	$892,704

Media—0.2%
Getty Images, Inc. (a) (b)	15,400	748,902

Metals & Mining—0.8%
Cleveland-Cliffs, Inc. (b)	15,700	1,004,957
Steel Dynamics, Inc.	58,000	2,505,600

		3,510,557

Multiline Retail—0.1%
Fred’s, Inc. (b)	25,850	379,995

Oil, Gas & Consumable Fuels—4.1%
Bill Barrett Corp. (a) (b)	32,200	1,043,602
Cabot Oil & Gas Corp.	33,500	2,255,220
Comstock Resources, Inc. (a)	64,600	1,768,748
Denbury Resources, Inc. (a)	65,300	1,945,287
Foundation Coal Holdings, Inc.	27,100	930,614
Frontier Oil Corp.	47,300	1,543,872
Helix Energy Solutions Group, Inc. (a) (b)	59,400	2,215,026
Mariner Energy, Inc. (a)	57,836	1,106,403
Penn Virginia Corp.	14,300	1,049,620
Plains Exploration & Prodcution Co. (a)	22,000	993,080
Range Resources Corp.	74,500	2,488,300

		17,339,772

Pharmaceuticals—2.2%
Medicis Pharmaceutical Corp. (Class A) (b)	75,000	2,311,500
MGI Pharma, Inc.	17,900	402,213
Noven Pharmaceuticals, Inc. (a) (b)	95,800	2,222,560
Salix Pharmaceuticals, Ltd. (a) (b)	23,860	300,636
Sciele Pharma, Inc. (b)	19,900	471,232
The Medicines Co. (a) (b)	76,000	1,906,080
Valeant Pharmaceuticals International, Inc.	62,400	1,078,896
ViroPharma, Inc. (a)	27,500	394,625
Xenoport, Inc. (b)	15,700	437,402

		9,525,144

Real Estate Investment Trusts—0.1%
Essex Property Trust, Inc.	2,900	375,492
PS Business Parks, Inc.	3,300	232,716

		608,208

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	14,300	1,491,204

Road & Rail—0.7%
Dollar Thrifty Automotive Group, Inc. (a)	14,800	755,392
Landstar System, Inc.	25,200	1,155,168
Old Dominion Freight Line, Inc. (a)	31,750	914,718

		2,825,278

Semiconductors & Semiconductor Equipment—5.5%
Advanced Energy Industries, Inc. (a)	95,000	1,998,800
ATMI, Inc. (a)	39,600	1,210,572

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Cohu, Inc. (b)	44,000	$827,200
Cymer, Inc. (a)	55,800	2,318,490
Entegris, Inc. (a)	120,400	1,288,280
Exar Corp. (a)	45,700	605,068
Integrated Device Technology, Inc. (a)	112,650	1,737,063
Intersil Corp. (Class A)	84,864	2,248,047
Micrel, Inc. (a)	82,300	906,946
ON Semiconductor Corp. (a) (b)	374,300	3,338,756
Pericom Semiconductor Corp. (a)	32,400	316,872
PMC-Sierra, Inc. (a) (b)	60,400	423,404
Semtech Corp. (a)	83,700	1,128,276
Spansion, Inc. (Class A) (a) (b)	52,900	644,851
Standard Microsystems Corp.	14,400	439,776
Varian Semiconductor Equipment Associates, Inc. (a)	67,000	3,576,460
Virage Logic Corp. (a) (b)	72,700	528,529

		23,537,390

Software—6.2%
Activision, Inc. (a)	92,377	1,749,620
Actuate Corp. (a)	161,700	844,074
ANSYS, Inc. (a)	29,200	1,482,484
Epicor Software Corp. (a)	56,700	788,697
FactSet Research Systems, Inc.	35,500	2,231,175
Fair Isaac Corp.	49,019	1,896,055
Hyperion Solutions Corp. (a)	54,812	2,840,906
Informatica Corp. (a)	211,200	2,836,416
Jack Henry & Associates, Inc.	40,200	966,810
Macrovision Corp. (a)	54,800	1,372,740
MICROS Systems, Inc. (a)	21,300	1,149,987
MicroStrategy, Inc. (Class A)	7,400	935,286
Parametric Technology Corp.	30,800	587,972
Quest Software, Inc. (a)	53,900	876,953
Red Hat, Inc. (a) (b)	43,000	985,990
Sonic Solutions (a) (b)	49,000	690,900
Synopsys, Inc. (a)	30,200	792,146
THQ, Inc. (a)	48,600	1,661,634
TIBCO Software, Inc. (a)	83,400	710,568
Wind River Systems, Inc. (a)	54,600	542,724
Witness Systems, Inc. (a)	7,200	194,040

		26,137,177

Specialty Retail—5.8%
A.C. Moore Arts & Crafts, Inc. (a) (b)	87,850	1,874,719
Aeropostale, Inc. (a)	23,600	949,428
Charlotte Russe Holding, Inc. (a)	41,000	1,183,670
Christopher & Banks Corp. (b)	56,350	1,097,135
Citi Trends, Inc. (a) (b)	35,500	1,517,270
DSW, Inc. (Class A) (b)	9,900	417,879
GameStop Corp. (Class A) (a)	25,800	840,306
Hibbett Sports, Inc.	64,950	1,856,920
O’Reilly Automotive, Inc. (a)	105,200	3,482,120
Pacific Sunwear of California, Inc. (a)	19,455	405,248
Ross Stores, Inc.	28,100	966,640
The Dress Barn, Inc.	31,500	655,515
The Gymboree Corp. (a)	71,700	2,873,019
Tractor Supply Co. (a) (b)	41,900	2,157,850

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Tween Brands, Inc. (a)	21,200	$757,264
Williams-Sonoma, Inc. (b)	25,800	914,868
Zumiez, Inc. (a) (b)	67,100	2,692,052

		24,641,903

Textiles, Apparel & Luxury Goods—0.5%
Fossil, Inc. (a) (b)	29,149	771,574
Quiksilver, Inc. (a) (b)	76,700	889,720
Timberland Co. (Class A)	14,800	385,244

		2,046,538

Trading Companies & Distributors—0.4%
Beacon Roofing Supply, Inc. (a) (b)	33,300	538,794
MSC Industrial Direct Co., Inc. (Class A)	28,600	1,335,048

		1,873,842

Wireless Telecommunication Services—1.7%
Leap Wireless International, Inc. (a)	40,700	2,685,386
NII Holdings, Inc. (a) (b)	12,200	904,996
SBA Communications Corp. (a)	107,200	3,167,760
Syniverse Holdings, Inc. (a)	37,000	389,980

		7,148,122

Total Common Stock (Identified Cost $341,474,624)		419,445,222

Short Term Investments—1.2%
Security Description	Shares	Value

Mutual Funds—1.2%
T. Rowe Price Reserve Investment Fund (c)	4,922,072	$4,922,072

Total Short Term Investments (Identified Cost $4,922,072)		4,922,072

Total Investments—100.0% (Identified Cost $346,396,696) (d)		424,367,294
Other assets less liabilities		211,255

Total Net Assets—100%		$424,578,549

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $95,170,193 and the collateral received consisted of cash in the amount of $97,108,271.
(c)	Affiliated Issuer. See below.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $346,396,696 and the composition of unrealized appreciation and depreciation of investment securities was $89,433,049 and $(11,462,451), respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Affliliated Issuer
Security Description	Number of shares held at 12/31/2006	Shares purchased since 12/31/2006	Shares sold since 12/31/2006	Number of shares held at 03/31/2007	Realized Gain/Loss on shares sold	Income for period ended 03/31/2007
T. Rowe Price Reserve Investment Fund	7,589,435	28,085,584	(30,752,947)	4,922,072	$0	$101,109

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—93.5% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—1.9%
Alliant Techsystems, Inc. 6.750%, 04/01/16	$190,000	$190,475
DRS Technologies, Inc. 6.625%, 02/01/16 (a)	90,000	90,900
7.625%, 02/01/18 (a)	400,000	416,000
L-3 Communications Corp. 6.375%, 10/15/15	950,000	941,687
TransDigm, Inc. (144A) 7.750%, 07/15/14	175,000	180,688

		1,819,750

Airlines—0.4%
Continental Airlines, Inc. 7.339%, 04/19/14	150,000	149,808
8.750%, 12/01/11 (a)	260,000	254,800

		404,608

Auto Components—1.3%
Keystone Automotive Operations, Inc. 9.750%, 11/01/13 (a)	335,000	325,788
TRW Automotive, Inc. (144A) 7.250%, 03/15/17	50,000	49,000
Visteon Corp. 7.000%, 03/10/14 (a)	50,000	43,750
8.250%, 08/01/10 (a)	805,000	821,100

		1,239,638

Automobiles—4.0%
Ford Motor Co. 7.450%, 07/16/31 (a)	1,630,000	1,261,213
8.875%, 01/15/22	230,000	207,000
8.900%, 01/15/32	540,000	472,500
General Motors Corp. 7.200%, 01/15/11 (a)	240,000	228,000
8.250%, 07/15/23	175,000	157,500
8.375%, 07/15/33 (a)	1,775,000	1,593,062

		3,919,275

Building Products—2.2%
Associated Materials, Inc. 0/11.250%, 03/01/14 (b)	20,000	14,050
9.750%, 04/15/12 (a)	530,000	551,200
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (b)	580,000	522,000
9.000%, 11/01/11	130,000	133,900
Nortek, Inc. 8.500%, 09/01/14	345,000	335,512
NTK Holdings, Inc. 0/10.750%, 03/01/14 (a) (b)	775,000	561,875

		2,118,537

Security Description	Face Amount	Value

Capital Markets—0.3%
E*TRADE Financial Corp. 7.375%, 09/15/13	$255,000	$266,475
7.875%, 12/01/15 (a)	60,000	64,725

		331,200

Chemicals—1.4%
Chemtura Corp. 6.875%, 06/01/16 (a)	65,000	62,887
Georgia Gulf Corp. (144A) 9.500%, 10/15/14 (a)	490,000	470,400
Huntsman International, LLC (144A) 7.875%, 11/13/14	145,000	149,894
Lyondell Chemical Co. 8.000%, 09/15/14	130,000	136,175
8.250%, 09/15/16	105,000	112,350
10.500%, 06/01/13	205,000	224,475
Momentive Performance Materials, Inc. (144A) 9.750%, 12/01/14	35,000	36,050
Rockwood Specialties Group, Inc. 7.625%, 11/15/14 (EUR)	50,000	69,712
Westlake Chemicals Corp. 6.625%, 01/15/16	110,000	107,250

		1,369,193

Commercial Banks—0.8%
ATF Capital BV (144A) 9.250%, 02/21/14 (a)	100,000	97,625
JPMorgan Chase Bank/London (144A) Zero Coupon, 11/08/07	528,000	500,681
TuranAlem Finance BV (144A) 8.250%, 01/22/37	160,000	160,800

		759,106

Commercial Services & Supplies—3.1%
Aleris International, Inc. (144A) 10.000%, 12/15/16	25,000	26,125
Allied Waste North America, Inc. 6.125%, 02/15/14 (a)	225,000	218,812
9.250%, 09/01/12	83,000	87,565
ARAMARK Corp. (144A) 8.500%, 02/01/15	240,000	249,600
8.860%, 02/01/15 (c)	60,000	61,650
Ashtead Holdings, Plc. (144A) 8.625%, 08/01/15	75,000	78,375
9.000%, 08/15/16	202,000	215,130
DynCorp International 9.500%, 02/15/13	420,000	447,300
H&E Equipment Services, Inc. 8.375%, 07/15/16 (a) (c)	275,000	292,187
Interface, Inc. 10.375%, 02/01/10	130,000	143,325
Penhall International Corp. (144A) 12.000%, 08/01/14	510,000	550,800
Rental Services Corp. (144A) 9.500%, 12/01/14	275,000	292,875

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Services & Supplies—(Continued)
Service Corp. International 7.625%, 10/01/18 (a)	$115,000	$121,613
7.875%, 02/01/13	60,000	62,100
Service Corp. International (144A) 7.500%, 04/01/27	155,000	155,000

		3,002,457

Communications Equipment—1.5%
Intelsat Bermuda, Ltd. (144A) 9.250%, 06/15/16	395,000	437,462
11.250%, 06/15/16	705,000	800,175
Intelsat Corp. 9.000%, 08/15/14	175,000	189,438

		1,427,075

Computers & Peripherals—0.4%
Activant Solutions, Inc. 9.500%, 05/01/16	355,000	349,675

Containers & Packaging—2.7%
Graham Packaging Co., Inc. 9.875%, 10/15/14 (a)	465,000	474,300
Graphic Packaging International Corp.
9.500%, 08/15/13 (a)	485,000	515,919
Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	300,000	309,750
8.875%, 02/15/09	505,000	515,100
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	180,000	190,800
Smurfit-Stone Container Enterprises, Inc. (144A) 8.000%, 03/15/17	655,000	640,262

		2,646,131

Diversified Consumer Services—0.7%
Education Management, LLC 8.750%, 06/01/14	230,000	242,075
10.250%, 06/01/16 (a)	395,000	428,575

		670,650

Diversified Financial Services—8.7%
AAC Group Holding Corp. 0/10.250%, 10/01/12 (a) (b)	50,000	44,875
Allied Security Escrow Corp. 11.375%, 07/15/11	240,000	244,800
Basell AF SCA (144A) 8.375%, 08/15/15 (a)	335,000	349,237
CCM Merger, Inc. (144A) 8.000%, 08/01/13	275,000	276,375
El Paso Performance-Linked Trust (144A) 7.750%, 07/15/11	50,000	53,188
EPL Finance Corp. 11.750%, 11/15/13	155,000	170,500
Ford Motor Credit Co. 7.000%, 10/01/13	15,000	13,944

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
8.000%, 12/15/16	$230,000	$221,316
8.105%, 01/13/12 (c)	110,000	107,528
Ford Motor Credit Co. (144A) 10.605%, 06/15/11 (c)	676,000	726,869
GMAC, LLC 6.875%, 08/28/12	450,000	448,187
8.000%, 11/01/31	1,745,000	1,870,891
GrafTech Finance, Inc. 10.250%, 02/15/12	104,000	109,200
Hawker Beechcraft Aquisition Co., LLC (144A) 8.500%, 04/01/15	130,000	135,037
8.875%, 04/01/15	200,000	206,750
9.750%, 04/01/17 (a)	240,000	250,800
Inmarsat Finance, Plc. 0/10.375%, 11/15/12 (b)	100,000	94,500
Level 3 Financing, Inc. (144A) 8.750%, 02/15/17	120,000	120,900
9.149%, 02/15/15 (c)	330,000	332,475
9.250%, 11/01/14	115,000	118,163
Milacron Escrow Corp. 11.500%, 05/15/11 (a)	250,000	242,500
Montell Finance Co. BV (144A) 8.100%, 03/15/27	285,000	285,000
NXP Funding, LLC (144A) 7.875%, 10/15/14	225,000	232,312
9.500%, 10/15/15	80,000	82,600
PGS Solutions, Inc. (144A) 9.625%, 02/15/15	205,000	206,667
Rainbow National Services, LLC (144A) 8.750%, 09/01/12	100,000	106,375
10.375%, 09/01/14	130,000	145,437
Smurfit Kappa Funding, Plc. 7.750%, 04/01/15 (a)	585,000	596,700
Snoqualmie Entertainment Authority (144A) 9.125%, 02/01/15	75,000	77,344
9.150%, 02/01/14 (c)	100,000	101,750
UGS Capital Corp. II (144A) 10.348%, 06/01/11 (c)	357,156	363,406
Virgin Media Finance, Plc. 9.125%, 08/15/16	210,000	221,550

		8,557,176

Diversified Telecommunication Services—4.7%
Cincinnati Bell Telephone Co. 6.300%, 12/01/28	45,000	41,175
Cincinnati Bell, Inc. 7.000%, 02/15/15	605,000	600,462
Citizens Communications Co. 6.250%, 01/15/13	500,000	496,250
Citizens Communications Co. (144A) 7.875%, 01/15/27	100,000	102,250
Hawaiian Telcom Communications, Inc. 12.500%, 05/01/15 (a)	455,000	498,225
Nordic Telephone Co. Holdings ApS (144A) 8.875%, 05/01/16	270,000	288,900

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Telecommunication Services—(Continued)
Qwest Communications International, Inc. 7.500%, 02/15/14	$95,000	$97,850
Qwest Communications International, Inc. (Series B) 7.500%, 02/15/14	390,000	401,700
Qwest Corp. 6.875%, 09/15/33 (a)	785,000	757,525
7.500%, 10/01/14	30,000	31,650
True Move Co., Ltd. (144A) 10.750%, 12/16/13	690,000	702,075
Windstream Corp. 8.625%, 08/01/16	540,000	590,625

		4,608,687

Electric Utilities—2.7%
Edison Mission Energy 7.500%, 06/15/13	60,000	61,950
7.750%, 06/15/16	320,000	333,600
Ipalco Enterprises, Inc. 8.625%, 11/14/11	730,000	787,488
Midwest Generation, LLC 8.560%, 01/02/16	242,092	264,788
Orion Power Holdings, Inc. 12.000%, 05/01/10	230,000	265,650
Williams Cos., Inc. 7.125%, 09/01/11	850,000	890,375

		2,603,851

Electrical Equipment—0.1%
Belden CDT, Inc. (144A) 7.000%, 03/15/17	110,000	112,202

Energy Equipment & Services—3.8%
Colorado Interstate Gas Co. 6.800%, 11/15/15	710,000	755,073
Compagnie Generale de Geophysique-Veritas 7.500%, 05/15/15	105,000	108,150
Complete Production Services, Inc. (144A) 8.000%, 12/15/16	335,000	343,375
Geokinetics, Inc. (144A) 11.855%, 12/15/12 (c)	170,000	175,100
Northwest Pipeline Corp. 7.000%, 06/15/16	60,000	64,275
SemGroup, L.P. (144A) 8.750%, 11/15/15	530,000	537,950
SESI, LLC 6.875%, 06/01/14	20,000	19,850
Sonat, Inc. 6.625%, 02/01/08	275,000	276,375
7.625%, 07/15/11 (a)	675,000	724,781
Transcontinental Gas Pipeline Corp. 8.875%, 07/15/12	635,000	722,313

		3,727,242

Security Description	Face Amount	Value

Food & Staples Retailing—0.5%
Delhaize America, Inc. 9.000%, 04/15/31	$425,000	$510,646

Food Products—1.1%
Alliance One International, Inc. 11.000%, 05/15/12	90,000	99,000
Alliance One International, Inc. (144A) 8.500%, 05/15/12	170,000	171,375
Dole Food Co., Inc. 7.250%, 06/15/10	155,000	148,025
8.875%, 03/15/11 (a)	279,000	275,512
Nutro Products, Inc. (144A) 9.400%, 10/15/13 (c)	120,000	123,600
10.750%, 04/15/14	220,000	237,600

		1,055,112

Foreign Government—1.5%
Brazilian Government International Bond 8.000%, 01/15/18	130,000	146,835
11.000%, 08/17/40 (a)	260,000	350,740
Russian Federation 5.000%, 03/31/30 (c)	850,000	964,665

		1,462,240

Gas Utilities—0.0%
Southern Natural Gas Co. 8.000%, 03/01/32	20,000	23,757

Health Care Equipment & Supplies—0.1%
Advanced Medical Optics, Inc. (144A) 7.500%, 05/01/17	120,000	120,900

Health Care Providers & Services—5.0%
Ameripath Intermediate Holdings, Inc. (144A) 10.650%, 02/15/14 (c)	140,000	140,000
DaVita, Inc. 7.250%, 03/15/15	640,000	647,200
Eye Care Centers of America, Inc. 10.750%, 02/15/15	65,000	71,988
HCA, Inc. 6.300%, 10/01/12	125,000	116,875
6.500%, 02/15/16 (a)	800,000	681,000
7.500%, 11/15/95	275,000	219,342
HCA, Inc. (144A) 9.250%, 11/15/16	290,000	312,838
9.625%, 11/15/16	255,000	275,400
IASIS Healthcare, LLC 8.750%, 06/15/14	200,000	207,000
Tenet Healthcare Corp. 6.875%, 11/15/31	800,000	632,000
7.375%, 02/01/13 (a)	275,000	255,406
9.875%, 07/01/14 (a)	25,000	25,250
Triad Hospitals, Inc. 7.000%, 11/15/13	550,000	574,062

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Health Care Providers & Services—(Continued)
U.S. Oncology Holdings, Inc. (144A) 9.797%, 03/15/12 (c)	$105,000	$106,050
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	620,000	627,750

		4,892,161

Hotels, Restaurants & Leisure—4.9%
Boyd Gaming Corp. 6.750%, 04/15/14	725,000	723,187
Buffets, Inc. 12.500%, 11/01/14	310,000	322,400
Carrols Corp. 9.000%, 01/15/13	550,000	561,000
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (a)	380,000	413,250
Isle of Capri Casinos, Inc. 7.000%, 03/01/14	550,000	539,000
Las Vegas Sands Corp. 6.375%, 02/15/15	550,000	525,250
MGM Mirage 7.625%, 01/15/17	435,000	440,438
8.375%, 02/01/11 (a)	270,000	284,175
8.500%, 09/15/10	10,000	10,688
Mohegan Tribal Gaming Authority 7.125%, 08/15/14	175,000	177,625
River Rock Entertainment Authority 9.750%, 11/01/11	45,000	47,925
Sbarro, Inc. (144A) 10.375%, 02/01/15	240,000	249,600
Station Casinos, Inc. 6.500%, 02/01/14	175,000	161,000
6.625%, 03/15/18	25,000	22,250
7.750%, 08/15/16	285,000	292,481

		4,770,269

Household Durables—2.1%
Beazer Homes USA, Inc. 8.125%, 06/15/16 (a)	70,000	65,800
Hovnanian Enterprises, Inc. 6.375%, 12/15/14	900,000	787,500
Jarden Corp. 7.500%, 05/01/17	345,000	348,450
Sealy Mattress Co. 8.250%, 06/15/14	475,000	499,937
Simmons Bedding Co.
0/10.000%, 12/15/14 (b)	175,000	143,938
7.875%, 01/15/14 (a)	225,000	230,625

		2,076,250

Household Products—0.0%
American Greetings Corp. 7.375%, 06/01/16	40,000	41,250

Security Description	Face Amount	Value

Independent Power Producers & Energy Traders—2.0%
Mirant North America, LLC 7.375%, 12/31/13	$560,000	$574,000
NRG Energy, Inc. 7.250%, 02/01/14	200,000	205,000
7.375%, 02/01/16	810,000	832,275
7.375%, 01/15/17	255,000	261,694
TXU Corp. 6.500%, 11/15/24	100,000	84,282
6.550%, 11/15/34 (a)	20,000	16,748

		1,973,999

Insurance—0.6%
Crum & Forster Holdings Corp. 10.375%, 06/15/13 (a)	560,000	604,800

Internet & Catalog Retail—0.3%
FTD, Inc. 7.750%, 02/15/14	300,000	302,250

IT Services—0.8%
SunGard Data Systems, Inc. 10.250%, 08/15/15 (a)	715,000	780,244

Leisure Equipment & Products—0.6%
Pinnacle Entertainment, Inc. 8.750%, 10/01/13	550,000	584,375

Machinery—0.3%
BGF Industries, Inc. 10.250%, 01/15/09	275,000	277,431

Media—11.5%
Affinion Group, Inc. 10.125%, 10/15/13	480,000	523,200
11.500%, 10/15/15	110,000	121,000
AM/FM, Inc. 8.000%, 11/01/08	200,000	207,224
AMC Entertainment, Inc. 11.000%, 02/01/16	455,000	518,131
CCH I Holdings, LLC 11.000%, 10/01/15 (a)	556,000	576,850
11.750%, 05/15/14 (a) (c)	825,000	789,937
CCH II Holdings, LLC 10.250%, 09/15/10	285,000	300,675
10.250%, 10/01/13 (a)	351,000	383,467
CCO Holdings, LLC 9.480%, 12/15/10 (c)	300,000	306,000
Charter Communications Holdings, LLC 9.920%, 04/01/11 (a) (c)	130,000	129,513
10.250%, 01/15/10	45,000	45,281
11.750%, 05/15/11 (c)	130,000	130,813
12.125%, 01/15/12 (c)	130,000	131,300
Charter Communications Operating, LLC (144A) 8.375%, 04/30/14	550,000	572,687

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
CMP Susquehanna Corp. (144A) 9.875%, 05/15/14	$325,000	$333,125
CSC Holdings, Inc. 7.625%, 04/01/11	1,010,000	1,035,250
Dex Media, Inc. 8.000%, 11/15/13	625,000	654,687
EchoStar DBS Corp. 6.625%, 10/01/14	1,175,000	1,182,344
7.125%, 02/01/16	90,000	92,925
Idearc, Inc. (144A) 8.000%, 11/15/16	285,000	293,194
ION Media Networks, Inc. (144A) 11.610%, 01/15/13 (c)	85,000	88,613
LIN Television Corp. 6.500%, 05/15/13	275,000	269,156
Lodgenet Entertainment Corp. 9.500%, 06/15/13	205,000	224,021
NTL Cable, Plc. 8.750%, 04/15/14 (EUR)	175,000	252,184
Primedia, Inc. 8.875%, 05/15/11	550,000	565,125
Quebecor Media, Inc. 7.750%, 03/15/16	135,000	138,713
R.H. Donnelley Corp. 6.875%, 01/15/13	500,000	486,250
Rogers Cable, Inc. 6.750%, 03/15/15	10,000	10,350
Univision Communications, Inc. (144A) 9.750%, 03/15/15 (a)	270,000	268,988
WMG Aquisition Corp. 7.375%, 04/15/14 (a)	370,000	352,425
XM Satellite Radio, Inc. 9.750%, 05/01/14 (a)	175,000	176,531
9.860%, 05/01/13 (a) (c)	125,000	123,750

		11,283,709

Metals & Mining—4.2%
Chaparral Steel Co. 10.000%, 07/15/13	10,000	11,150
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/17	1,480,000	1,600,250
International Coal Group, Inc. 10.250%, 07/15/14	345,000	346,725
Metals USA Holdings Corp. (144A) 11.365%, 01/15/12 (c)	345,000	338,100
Metals USA, Inc. 11.125%, 12/01/15	520,000	577,200
Mueller Group, Inc. 0/14.750%, 04/15/14 (b)	554,000	504,140
10.000%, 05/01/12	30,000	32,400
Novelis, Inc. 7.250%, 02/15/15	250,000	264,375
PNA Intermediate Holding Corp. (144A) 12.360%, 02/15/13 (c)	100,000	102,500

Security Description	Face Amount	Value

Metals & Mining—(Continued)
Tube City IMS Corp. (144A) 9.750%, 02/01/15	$330,000	$343,200

		4,120,040

Multi-Utilities—1.1%
AES China Generating Co., Ltd. 8.250%, 06/26/10	500,000	501,900
Calpine Generating Co., LLC 9.070%, 04/01/09 (c) (d)	375,000	382,500
The AES Corp. 8.875%, 02/15/11	50,000	53,750
The AES Corp. (144A) 9.000%, 05/15/15	110,000	117,563

		1,055,713

Multiline Retail—0.6%
The Neiman Marcus Group, Inc. 9.000%, 10/15/15	185,000	202,575
10.375%, 10/15/15 (a)	385,000	429,275

		631,850

Office Electronics—0.6%
Xerox Corp. 6.400%, 03/15/16	550,000	565,689

Oil, Gas & Consumable Fuels—4.8%
Belden & Blake Corp. 8.750%, 07/15/12	480,000	490,800
Chesapeake Energy Corp. 6.250%, 01/15/18	805,000	794,937
6.500%, 08/15/17	300,000	296,250
El Paso Corp. 6.700%, 02/15/27	62,930	58,554
Encore Acquisition Co. 6.000%, 07/15/15	70,000	62,300
Enterprise Products Operating, L.P. 8.375%, 08/01/66 (c)	220,000	240,743
Exco Resources, Inc. 7.250%, 01/15/11	525,000	526,313
Gulfmark Offshore, Inc. 7.750%, 07/15/14 (c)	130,000	131,950
Mariner Energy, Inc. 7.500%, 04/15/13	210,000	206,325
OPTI Canada, Inc. (144A) 8.250%, 12/15/14	195,000	202,800
PetroHawk Energy Corp. 9.125%, 07/15/13	235,000	250,275
Pogo Producing Co. 7.875%, 05/01/13	90,000	90,675
8.250%, 04/15/11	325,000	330,688
Pride International, Inc. 7.375%, 07/15/14	125,000	128,125
Stone Energy Corp. 8.250%, 12/15/11	335,000	333,744

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Whiting Peteroleum Corp. 7.250%, 05/01/12	$575,000	$564,937

		4,709,416

Paper & Forest Products—1.7%
Appleton Papers, Inc. 9.750%, 06/15/14 (a)	540,000	557,550
NewPage Corp. 10.000%, 05/01/12 (a)	220,000	240,625
11.610%, 05/01/12 (c)	345,000	377,344
12.000%, 05/01/13 (a)	100,000	108,500
Verso Paper Holdings, LLC (144A) 11.375%, 08/01/16	385,000	403,287

		1,687,306

Pharmaceuticals—0.4%
Leiner Health Products, Inc. 11.000%, 06/01/12 (a)	445,000	442,775

Real Estate Investment Trusts—0.8%
Host Marriott, L.P. 6.375%, 03/15/15	300,000	297,750
7.000%, 08/15/12	100,000	101,875
Ventas Realty, L.P. 6.500%, 06/01/16	110,000	112,613
6.750%, 04/01/17	205,000	212,175
7.125%, 06/01/15	50,000	52,375

		776,788

Real Estate Management & Development—0.4%
Ashton Woods USA, LLC 9.500%, 10/01/15	230,000	219,075
Forest City Enterprises, Inc. 7.625%, 06/01/15	15,000	15,263
Kimball Hill, Inc. 10.500%, 12/15/12	155,000	148,800

		383,138

Road & Rail—2.0%
American Railcar Industries, Inc. (144A) 7.500%, 03/01/14	130,000	133,575
Hertz Corp. 10.500%, 01/01/16 (a)	1,005,000	1,145,700
Kansas City Southern de Mexico S.A. de C.V. 9.375%, 05/01/12	420,000	451,500
12.500%, 06/15/12	20,000	21,440
Kansas City Southern de Mexico S.A. de C.V. (144A)
7.625%, 12/01/13	80,000	80,900
Kansas City Southern Railway 7.500%, 06/15/09	110,000	112,475
OMI Corp. 7.625%, 12/01/13	50,000	50,750

		1,996,340

Security Description	Face Amount	Value

Semiconductors & Semiconductor Equipment—0.4%
Freescale Semiconductor, Inc. (144A) 8.875%, 12/15/14 (a)	$345,000	$345,431

Software—0.2%
UGS Corp. 10.000%, 06/01/12	200,000	218,750

Specialty Retail—1.3%
Autonation, Inc. 7.000%, 04/15/14 (a)	40,000	40,400
7.360%, 04/15/13 (c)	185,000	186,850
Blockbuster, Inc. 9.000%, 09/01/12 (a)	305,000	308,050
Linens ‘n Things, Inc. 10.985%, 01/15/14 (a) (c)	200,000	186,000
Suburban Propane Partners, L.P. 6.875%, 12/15/13 (a)	515,000	507,275

		1,228,575

Textiles, Apparel & Luxury Goods—0.7%
Levi Strauss & Co. 8.875%, 04/01/16	40,000	42,800
9.750%, 01/15/15 (a)	575,000	631,063

		673,863

Wireless Telecommunication Services—1.9%
Rogers Wireless, Inc. 7.250%, 12/15/12 (a)	475,000	507,656
Rural Cellular Corp.
8.250%, 03/15/12 (a)	1,100,000	1,149,500
9.875%, 02/01/10	165,000	174,075

		1,831,231

Yankee—0.4%
Shaw Communications, Inc. 7.250%, 04/06/11 (a)	375,000	395,625

Total Fixed Income (Identified Cost $88,866,131)		91,488,376

Common Stock—0.8%
Security Description	Shares	Value

Media—0.1%
Cebridge Connections Holding Co. (e) (f)	7,460	67,140

Multi-Utilities—0.6%
NorthWestern Corp. (a)	17,382	615,844

Wireless Telecommunication Services—0.1%
iPCS, Inc. (f)	957	46,884

Total Common Stock (Identified Cost $782,437)		729,868

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Western Asset Management High Yield Bond Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Preferred Stock—0.4%

Security Description	Shares	Value

Auto Components—0.0%
HLI Operating Co., Inc.	40	$1,001

Media—0.3%
ION Media Networks, Inc.	35	273,942

Oil, Gas & Consumable Fuels—0.1%
Chesapeake Energy Corp. (a)	565	146,900

Total Preferred Stock (Identified Cost $402,066)		421,843

Fixed Income-Convertible—0.1%
Security Description	Face Amount	Value

Automobiles—0.1%
Ford Motor Co. 4.250%, 12/15/36	$90,000	99,225

Total Fixed Income-Convertible (Identified Cost $90,000)		99,225

Warrants—0.0%
Security Description	Shares	Value

Electronic Equipment & Instruments—0.0%
Viasystems Group, Inc. (e) (f) (g)	9,411	0

Total Warrants (Identified Cost $142,521)		0

Short Term Investments—3.7%
Security Description	Face Amount	Value

Repurchase Agreement—3.7%
State Street Repurchase Agreement dated 03/30/07 at 2.500% to be repurchased at $3,630,756 on 04/02/07, collateralized by $3,775,000 U.S. Treasury Note 3.875% due 09/15/10 with a value of $3,704,283.	$3,630,000	3,630,000

Total Short Term Investments (Identified Cost $3,630,000)		3,630,000

Total Investments—98.5% (Identified Cost $93,913,155) (h)		96,369,312
Other assets less liabilities		1,461,951

Total Net Assets—100%		$97,831,263

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $21,546,777 and the collateral received consisted of cash in the amount of $22,034,419.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(c)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(f)	Non-Income Producing.
(g)	Zero Valued Security.
(h)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $93,913,155 and the composition of unrealized appreciation and depreciation of investment securities was $3,458,799 and $(1,002,642), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, the market value of 144A securities was $17,137,255, which is 17.5% of total net assets.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—108.8% of Total Net Assets

Security Description	Face Amount	Value

Aerospace & Defense—0.1%
DRS Technologies, Inc. 6.875%, 11/01/13 (a)	$375,000	$378,750
7.625%, 02/01/18	55,000	57,200
L-3 Communications Corp. 6.375%, 10/15/15	250,000	247,813
7.625%, 06/15/12	400,000	412,000

		1,095,763

Airlines—0.0%
Continental Airlines, Inc. 6.541%, 09/15/08	13,183	13,183

Asset Backed—10.6%
ACE Securities Corp. 5.450%, 02/25/31 (b)	3,979,726	3,977,518
Amortizing Residential Collateral Trust 6.520%, 08/25/32 (b)	142,640	143,532
Argent Securities, Inc. 5.380%, 05/25/36 (b)	2,137,617	2,137,257
Asset Backed Securities Corp. 8.170%, 04/15/33 (b)	160,584	160,766
Bear Stearns Asset Backed Securities Trust 5.690%, 01/25/34 (b)	101,022	101,248
6.000%, 10/25/36	6,758,634	6,827,437
6.500%, 10/25/36	6,734,475	6,874,620
Countrywide Asset Backed Certificates 6.570%, 06/25/34 (b)	850,000	857,865
Countrywide Home Equity Loan Trust 5.460%, 12/25/31 (b)	4,400,227	4,399,489
First Franklin Mortgage Loan Asset Backed Certificates
5.720%, 12/25/32 (b)	172,462	172,670
GMAC Mortgage Corp. Loan Trust 5.530%, 11/25/36 (b)	11,400,000	11,387,826
Green Tree Financial Corp. 7.070%, 01/15/29	505,974	522,548
GSAMP Trust 5.410%, 07/05/36 (b)	2,783,371	2,783,472
GSAMP Trust (144A) 5.430%, 05/25/36 (b)	5,444,885	5,439,985
GSRPM Mortgage Loan Trust (144A) 5.620%, 03/25/35 (b)	3,491,227	3,491,331
Indymac Seconds Asset Backed Trust 5.450%, 06/25/36 (b)	3,976,453	3,975,802
Long Beach Mortgage Loan Trust 5.030%, 01/21/31 (b)	63,471	63,484
Merrill Lynch Mortgage Investors NIM Trust (144A)
5.000%, 09/25/35	8,437	8,375
Mid-State Trust 7.340%, 07/01/35	609,094	649,941
Morgan Stanley IXIS Real Estate Capital Trust 5.350%, 07/25/36 (b)	3,388,200	3,388,192
Morgan Stanley Mortgage Loan Trust 5.470%, 03/25/36 (b)	3,244,894	3,245,372

Security Description	Face Amount	Value

Asset Backed—(Continued)
RAAC Series (144A) 5.570%, 08/25/35 (b)	$4,187,861	$4,183,190
Residential Asset Mortgage Products, Inc. 5.790%, 05/25/34 (b)	28,940	28,944
SACO I Trust 5.450%, 06/25/36 (b)	3,786,357	3,784,673
Sail Net Interest Margin Notes (144A) 5.500%, 03/27/34	35,690	10,200
7.750%, 04/27/33	783	323
SLM Student Loan Trust 5.350%, 07/25/17 (b)	5,800,000	5,800,630
5.360%, 04/25/18 (b)	4,423,988	4,423,944
Structured Asset Securities Corp. (144A) 5.430%, 02/25/36 (b)	3,991,580	3,990,954
Varick Structured Asset Fund, Ltd. (144A) 6.740%, 11/01/35 (c) (d) (e)	1,162,773	0

		82,831,588

Automobiles—0.6%
DaimlerChrysler North America Holdings Corp. 4.050%, 06/04/08	2,053,000	2,022,189
Ford Motor Co. 6.625%, 10/01/28	135,000	97,537
7.450%, 07/16/31 (a)	2,045,000	1,582,319
8.900%, 01/15/32	105,000	91,875
General Motors Corp. 8.250%, 07/15/23 (a)	685,000	616,500
8.375%, 07/15/33 (a)	35,000	31,412

		4,441,832

Building Products—0.0%
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (g)	225,000	202,500

Capital Markets—1.5%
Credit Suisse USA, Inc. 5.500%, 08/16/11	510,000	517,617
JPMorgan Chase & Co. 5.125%, 09/15/14	4,170,000	4,104,710
6.625%, 03/15/12	70,000	74,207
Lehman Brothers Holdings, Inc. 4.500%, 07/26/10	3,050,000	2,988,384
Morgan Stanley 3.625%, 04/01/08	365,000	359,185
5.625%, 01/09/12	1,290,000	1,306,949
5.810%, 10/18/16 (b)	490,000	490,790
The Bear Stearns Cos., Inc. 5.550%, 01/22/17	1,130,000	1,108,323
The Goldman Sachs Group, L.P. 4.500%, 06/15/10	1,110,000	1,091,219

		12,041,384

Chemicals—0.1%
Borden Chemicals & Plastics, L.P. 9.500%, 05/01/49 (d) (e)	140,000	2,100

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Chemicals—(Continued)
Equistar Chemicals, L.P. 10.625%, 05/01/11	$225,000	$237,375
Georgia Gulf Corp. (144A) 9.500%, 10/15/14 (a)	100,000	96,000
Key Plastics, LLC (144A) 10.250%, 03/15/17	250,000	250
Lyondell Chemical Co. 11.125%, 07/15/12	175,000	187,250
Millennium America, Inc. 9.250%, 06/15/08	200,000	207,500

		730,475

Commercial Banks—2.4%
Capital One Bank 5.750%, 09/15/10	50,000	50,688
Glitnir Banki Hf (144A) 6.330%, 07/28/11	720,000	747,118
6.693%, 06/15/16 (b)	1,400,000	1,467,617
HSBC Finance Corp. 4.625%, 01/15/08	2,700,000	2,686,449
ICICI Bank, Ltd. 6.375%, 04/30/22 (b)	458,000	455,247
ICICI Bank, Ltd. (144A) 6.375%, 04/30/22 (b)	844,000	836,238
Kaupthing Bank Hf (144A) 5.750%, 10/04/11 (a)	350,000	352,906
6.050%, 04/12/11 (b)	2,040,000	2,058,032
7.125%, 05/19/16	450,000	486,777
Landsbanki Islands Hf (144A) 6.100%, 08/25/11	2,000,000	2,052,464
Santander Issuances S.A. Unipersonal (144A) 5.805%, 06/20/16 (b)	1,180,000	1,198,164
TuranAlem Finance BV (144A) 8.250%, 01/22/37	1,870,000	1,879,350
Wachovia Corp. 5.250%, 08/01/14	3,110,000	3,073,737
Wells Fargo & Co. 5.300%, 08/26/11	1,580,000	1,592,318

		18,937,105

Commercial Mortgage-Backed Securities—19.3%
American Home Mortgage Investment Trust 5.294%, 06/25/45 (b)	4,891,691	4,895,502
Banc of America Funding Corp. 5.490%, 05/20/36 (b)	2,332,095	2,331,306
Banc of America Mortgage Securities, Inc. 4.804%, 09/25/35 (b)	5,182,151	5,134,554
Citigroup Mortgage Loan Trust, Inc. 5.680%, 12/25/35 (b)	7,595,718	7,701,211
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	528,714
Commercial Mortgage Pass-Through Certificates (144A)
5.447%, 07/16/34	694,048	699,493

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Countrywide Alternative Loan Trust 5.520%, 05/25/36 (b)	$4,073,663	$4,070,319
5.520%, 07/25/36 (b)	5,231,109	5,218,163
Credit Suisse Mortgage Capital Certificates 5.555%, 02/15/39 (b)	3,000,000	3,043,042
Crusade Global Trust 5.540%, 09/18/34 (b)	789,971	791,983
First Union National Bank Commercial Mortgage 0.529%, 05/17/32 (b) (h)	11,030,756	241,279
Greenpoint Mortgage Funding Trust 5.400%, 03/25/37 (b)	7,426,079	7,425,856
GSMPS Mortgage Loan Trust (144A) 5.670%, 01/25/35 (b)	2,046,003	2,053,491
GSR Mortgage Loan Trust 4.564%, 10/25/35 (b)	1,626,291	1,614,338
5.188%, 01/25/36 (b)	4,812,338	4,783,806
Harborview Mortgage Loan Trust 5.570%, 01/19/36 (b)	3,720,996	3,727,816
Impac Secured Assets CMN Owner Trust 5.640%, 03/25/36 (b)	3,994,329	4,007,308
Indymac Index Mortgage Loan Trust 5.266%, 03/25/35 (b)	3,619,065	3,633,361
5.680%, 01/25/35 (b)	3,932,070	3,944,042
JPMorgan Chase Commercial Mortgage Securities Corp.
5.814%, 06/12/43	4,700,000	4,848,952
Luminent Mortgage Trust 5.510%, 05/25/46 (b)	4,511,245	4,506,540
Mastr Seasoned Securities Trust 6.183%, 10/25/32 (b)	1,565,127	1,590,341
Merit Securities Corp. (144A) 6.820%, 09/28/32 (b)	1,238,605	1,086,381
Merrill Lynch Mortgage Trust 5.660%, 05/12/39 (b)	1,890,000	1,940,800
Morgan Stanley Mortgage Loan Trust 5.446%, 06/26/36 (b)	4,479,975	4,478,004
Novastar Mortgage-Backed Notes 5.510%, 06/25/36 (b)	4,273,519	4,276,120
Prime Mortgage Trust (144A) 6.000%, 05/25/35	1,747,060	1,769,527
6.000%, 11/25/36	6,155,888	6,167,953
Prime Mortgage Trust (Class 1) (144A) 5.500%, 05/25/35	3,750,554	3,749,879
Prime Mortgage Trust (Class 2) (144A) 5.500%, 05/25/35	8,560,604	8,530,728
Structured Adjustable Rate Mortgage Loan Trust 5.197%, 01/25/35 (b)	2,500,812	2,494,632
Structured Asset Mortgage Investments, Inc. 7.290%, 08/25/35 (b)	558,872	561,579
Thornburg Mortgage Securities Trust 5.550%, 12/25/35 (b)	2,277,626	2,276,037
WaMu Mortgage Pass-Through Certificates 5.258%, 12/25/45	4,355,888	4,368,316
5.358%, 08/25/36	8,014,267	7,988,228
5.525%, 09/25/36	3,500,000	3,510,220
5.590%, 12/25/45 (b)	2,908,307	2,916,867

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
WaMu Mortgage Pass-Through Certificates 5.610%, 07/25/45 (b)	$108,618	$108,772
5.610%, 10/25/45 (b)	3,160,387	3,164,907
5.962%, 09/25/36 (b)	2,205,892	2,234,095
Wells Fargo Mortgage Backed Securities Trust 4.542%, 02/25/35 (b)	6,282,249	6,196,542
5.240%, 05/25/36 (b)	1,704,334	1,694,196
Zuni Mortgage Loan Trust 5.450%, 06/25/36 (b)	4,347,795	4,343,387

		150,648,587

Commercial Services & Supplies—0.4%
Allied Waste North America, Inc. 6.375%, 04/15/11	100,000	99,750
7.250%, 03/15/15	275,000	280,500
7.875%, 04/15/13	75,000	77,813
9.250%, 09/01/12	200,000	211,000
Corrections Corp. of America 6.250%, 03/15/13	150,000	150,000
6.750%, 01/31/14	275,000	279,812
Interface, Inc. 10.375%, 02/01/10	150,000	165,375
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (d)	250,000	250
Service Corp. International 7.625%, 10/01/18	125,000	132,188
Service Corp. International (144A) 7.500%, 04/01/27	330,000	330,000
Waste Management, Inc. 6.375%, 11/15/12	1,290,000	1,353,936

		3,080,624

Communications Equipment—0.0%
Intelsat Corp. 9.000%, 08/15/14	81,000	87,682
Intelsat Corp. (144A) 9.000%, 06/15/16	155,000	170,694

		258,376

Containers & Packaging—0.1%
Graphic Packaging International Corp. 9.500%, 08/15/13 (a)	300,000	319,125
Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	225,000	232,313
8.250%, 05/15/13	50,000	52,125
Owens-Illinois, Inc. 7.350%, 05/15/08	275,000	276,375
Plastipak Holdings, Inc. (144A) 8.500%, 12/15/15	200,000	212,000
Radnor Holdings Corp. 11.000%, 03/15/10 (d)	175,000	656

		1,092,594

Security Description	Face Amount	Value

Diversified Financial Services—6.0%
AGFC Capital Trust I (144A) 6.000%, 01/15/67 (b)	$815,000	$816,105
Aiful Corp. (144A) 5.000%, 08/10/10	800,000	788,119
Airplane Pass Through Trust 10.875%, 03/15/19 (c) (d) (e)	246,925	0
Alamosa Delaware, Inc. 11.000%, 07/31/10	153,000	163,523
Anadarko Finance Co. 7.500%, 05/01/31	1,230,000	1,357,737
Bank of America Corp. (144A) 5.420%, 03/15/17	2,000,000	1,979,234
Basell AF SCA (144A) 8.375%, 08/15/15	230,000	239,775
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14	243,000	276,029
ChevronTexaco Capital Co. 3.500%, 09/17/07	820,000	813,911
Chukchansi Economic Development Authority (144A)
8.000%, 11/15/13	100,000	103,375
Citigroup, Inc. 4.125%, 02/22/10	2,790,000	2,729,889
Deutsche Telekom International Finance BV 5.750%, 03/23/16 (a)	820,000	819,981
El Paso Performance-Linked Trust (144A) 7.750%, 07/15/11	1,940,000	2,063,675
Ford Motor Credit Co. 7.375%, 10/28/09	5,150,000	5,140,534
7.875%, 06/15/10	1,975,000	1,982,345
Ford Motor Credit Co. (144A) 10.605%, 06/15/11 (a) (b)	904,000	972,026
General Electric Capital Corp. 4.125%, 09/01/09	2,770,000	2,717,785
GMAC, LLC 4.375%, 12/10/07 (a)	370,000	365,335
5.125%, 05/09/08	260,000	256,965
5.625%, 05/15/09	1,410,000	1,384,417
5.850%, 01/14/09	370,000	365,238
6.125%, 08/28/07 (a)	5,450,000	5,446,757
6.750%, 12/01/14	670,000	658,672
6.875%, 09/15/11	1,325,000	1,326,284
7.250%, 03/02/11	40,000	40,221
8.000%, 11/01/31	80,000	85,772
HSBC Finance Capital Trust IX 5.911%, 11/30/35 (b)	50,000	49,632
ILFC E-Capital Trust II (144A) 6.250%, 12/21/65 (a) (b)	330,000	337,745
Inergy Finance Corp. 6.875%, 12/15/14	400,000	394,000
International Lease Finance Corp. 5.875%, 05/01/13	50,000	51,642
KAC Aquisition Co. (144A) Zero Coupon, 04/26/26 (e)	3,316	3
Level 3 Financing, Inc. (144A) 8.750%, 02/15/17	295,000	297,212

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
NXP Funding, LLC (144A) 9.500%, 10/15/15 (a)	$205,000	$211,663
Petrobras International Finance Co. 6.125%, 10/06/16	1,190,000	1,213,800
R.H. Donnelley Finance Corp. (144A) 10.875%, 12/15/12	225,000	243,000
Rainbow National Services, LLC (144A) 10.375%, 09/01/14	175,000	195,781
Residential Capital, LLC 6.000%, 02/22/11	2,010,000	1,982,702
Shinsei Finance Cayman, Ltd. (144A) 6.418%, 01/29/49 (b)	1,100,000	1,111,097
Smurfit Kappa Funding, Plc. 9.625%, 10/01/12	92,000	97,750
Sprint Capital Corp. 8.375%, 03/15/12	1,725,000	1,924,633
8.750%, 03/15/32	630,000	743,097
SunTrust Capital VIII 6.100%, 12/15/36 (b)	650,000	608,879
Telecom Italia Capital S.A. 5.250%, 10/01/15	2,100,000	1,995,712
TNK-BP Finance S.A. (144A) 6.625%, 03/20/17	670,000	664,975
7.500%, 07/18/16	1,080,000	1,139,400
Wells Fargo Capital X 5.950%, 12/15/36	320,000	308,290

		46,464,717

Diversified Telecommunication Services—0.4%
Citizens Communications Co. (144A) 7.125%, 03/15/19	165,000	163,350
Embarq Corp. 7.995%, 06/01/36	80,000	82,609
Qwest Communications International, Inc. 7.500%, 02/15/14	93,000	95,790
Qwest Communications International, Inc. (Series B)
7.500%, 02/15/14	303,000	312,090
Qwest Corp. 8.875%, 03/15/12	275,000	303,875
Royal KPN NV 8.000%, 10/01/10	990,000	1,073,891
Telefonos de Mexico S.A. de CV 8.750%, 01/31/16 (MXN)	2,000,000	187,231
Verizon Florida, Inc. 6.125%, 01/15/13	70,000	71,856
Verizon New York, Inc. 6.875%, 04/01/12	190,000	200,515
Windstream Corp. 8.625%, 08/01/16	280,000	306,250

		2,797,457

Electric Utilities—0.9%
Dominion Resources, Inc. 5.700%, 09/17/12 (a)	1,350,000	1,379,148

Security Description	Face Amount	Value

Electric Utilities—(Continued)
Exelon Corp. 5.625%, 06/15/35	$1,470,000	$1,344,968
FirstEnergy Corp. 6.450%, 11/15/11	770,000	807,084
7.375%, 11/15/31	1,680,000	1,908,591
Williams Cos., Inc. 7.125%, 09/01/11	50,000	52,375
7.500%, 01/15/31 (a)	320,000	339,200
7.625%, 07/15/19	125,000	135,937
7.750%, 06/15/31 (a)	420,000	449,400
7.875%, 09/01/21	125,000	137,500
8.750%, 03/15/32	325,000	374,562

		6,928,765

Energy Equipment & Services—0.3%
Compagnie Generale de Geophysique-Veritas 7.500%, 05/15/15	115,000	118,450
7.750%, 05/15/17	195,000	203,287
Kinder Morgan Energy Partners, L.P. 6.000%, 02/01/17	180,000	181,978
6.300%, 02/01/09	200,000	203,523
6.750%, 03/15/11	870,000	914,079
SemGroup, L.P. (144A) 8.750%, 11/15/15	75,000	76,125
Universal Compression, Inc. 7.250%, 05/15/10	275,000	278,781

		1,976,223

Federal Agencies—44.6%
Federal Home Loan Bank 4.750%, 12/16/16	1,470,000	1,439,843
5.000%, 12/21/15	3,660,000	3,657,383
5.100%, 09/19/08	700,000	701,771
5.400%, 01/02/09	1,420,000	1,419,604
5.500%, 07/15/36	3,700,000	3,824,298
Federal Home Loan Mortgage Corp. 5.367%, 02/01/36 (b)	2,926,914	2,934,238
11.565%, 06/15/21 (b) (h)	94	101
Federal National Mortgage Association 5.000%, TBA	55,900,000	54,247,934
5.000%, TBA	73,100,000	70,610,068
5.135%, 10/01/35 (b)	1,544,479	1,549,244
5.400%, 04/13/09	330,000	330,003
5.500%, TBA	53,200,000	52,999,825
5.550%, 02/16/17	3,580,000	3,593,597
6.000%, 10/01/36	16,817,372	16,942,377
6.000%, TBA	800,000	813,000
6.500%, 03/01/26	24,437	25,116
6.500%, TBA	24,040,000	24,520,800
6.625%, 09/15/09	930,000	967,650
7.000%, 05/01/26	3,685	3,833
7.500%, 12/01/29	7,019	7,328
7.500%, 06/01/30	12,459	13,008
7.500%, 08/01/30	1,207	1,260

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal National Mortgage Association 7.500%, 11/01/30	$52,882	$55,347
7.500%, 02/01/31	4,230	4,428
8.000%, 08/01/27	4,802	5,087
8.000%, 01/01/31	322,614	342,407
8.500%, 08/01/19	133,849	142,606
10.400%, 04/25/19	5,236	5,597
Government National Mortgage Association 5.500%, TBA	16,800,000	16,705,500
6.000%, TBA	88,800,000	89,937,706

		347,800,959

Food & Staples Retailing—0.0%
Safeway, Inc. 7.250%, 02/01/31 (a)	50,000	53,120

Food Products—0.1%
Dole Food Co., Inc. 7.250%, 06/15/10	285,000	272,175
8.750%, 07/15/13 (a)	125,000	120,313
8.875%, 03/15/11 (a)	150,000	148,125

		540,613

Foreign Government—1.2%
Brazilian Government International Bond 8.750%, 02/04/25	1,450,000	1,863,250
8.875%, 10/14/19 (a)	485,000	612,555
Colombia Government International Bond 10.000%, 01/23/12	225,000	264,938
10.750%, 01/15/13 (a)	425,000	527,000
Mexico Government International Bond 5.625%, 01/15/17	1,260,000	1,270,080
5.875%, 01/15/14 (a)	760,000	782,800
6.750%, 09/27/34	851,000	928,015
10.375%, 02/17/09	238,000	260,015
Panama Government International Bond 6.700%, 01/26/36 (a)	45,000	46,710
9.375%, 04/01/29	18,000	23,985
Region of Lombardy Italy 5.804%, 10/25/32	925,000	949,044
Russian Federation 7.500%, 03/31/30 (b)	500,000	567,450
11.000%, 07/24/18	950,000	1,373,985

		9,469,827

Gas Utilities—0.1%
El Paso Natural Gas Co. 8.375%, 06/15/32	590,000	726,907
Southern Natural Gas Co. (144A) 5.900%, 04/01/17	180,000	179,999

		906,906

Government Agency—1.1%
European Investment Bank 4.625%, 03/21/12	870,000	861,477

Security Description	Face Amount	Value

Government Agency—(Continued)
Tennessee Valley Authority 5.980%, 04/01/36	$2,320,000	$2,526,455
Virginia Housing Development Authority 6.000%, 06/25/34	5,182,267	5,182,319

		8,570,251

Health Care Providers & Services—0.7%
Ameripath, Inc. 10.500%, 04/01/13	275,000	294,250
DaVita, Inc. (144A) 6.625%, 03/15/13	405,000	405,000
Genesis Healthcare Corp.
8.000%, 10/15/13	400,000	425,000
HCA, Inc. 6.250%, 02/15/13 (a)	500,000	454,375
6.300%, 10/01/12	43,000	40,205
6.375%, 01/15/15	275,000	234,781
6.500%, 02/15/16 (a)	494,000	420,517
HCA, Inc. (144A) 9.125%, 11/15/14	90,000	96,188
9.250%, 11/15/16	690,000	744,337
9.625%, 11/15/16	132,000	142,560
IASIS Healthcare, LLC 8.750%, 06/15/14	350,000	362,250
Psychiatric Solutions, Inc. 10.625%, 06/15/13 (a)	133,000	145,635
Tenet Healthcare Corp. 6.875%, 11/15/31	125,000	98,750
7.375%, 02/01/13 (a)	325,000	301,844
9.250%, 02/01/15	111,000	109,890
9.875%, 07/01/14	3,000	3,030
Triad Hospitals, Inc. 7.000%, 11/15/13	350,000	365,313
Vanguard Health Holdings Co. I, LLC 0/11.250%, 10/01/15 (g)	210,000	170,625
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	580,000	587,250

		5,401,800

Hotels, Restaurants & Leisure—0.4%
Boyd Gaming Corp. 6.750%, 04/15/14	100,000	99,750
Caesars Entertainment, Inc. 8.125%, 05/15/11 (a)	50,000	52,937
Carrols Corp. 9.000%, 01/15/13	205,000	209,100
Inn of the Mountain Gods Resort & Casino 12.000%, 11/15/10 (a)	110,000	119,625
Isle of Capri Casinos, Inc. 7.000%, 03/01/14	325,000	318,500
Las Vegas Sands Corp. 6.375%, 02/15/15	225,000	214,875
MGM Mirage 6.750%, 09/01/12	320,000	318,000
7.625%, 01/15/17	280,000	283,500

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—(Continued)
Mohegan Tribal Gaming Authority 6.875%, 02/15/15 (a)	$150,000	$149,625
7.125%, 08/15/14	125,000	126,875
Penn National Gaming, Inc. 6.875%, 12/01/11	100,000	100,000
Station Casinos, Inc. 6.500%, 02/01/14	125,000	115,000
7.750%, 08/15/16 (a)	500,000	513,125
Turning Stone Casino Resort Enterprise (144A) 9.125%, 12/15/10	275,000	279,125

		2,900,037

Household Durables—0.1%
Sealy Mattress Co. 8.250%, 06/15/14	225,000	236,813
Simmons Bedding Co. 7.875%, 01/15/14 (a)	175,000	179,375

		416,188

Independent Power Producers & Energy Traders—0.3%
Duke Energy Corp. 4.200%, 10/01/08	50,000	49,243
5.625%, 11/30/12	450,000	460,582
NRG Energy, Inc. 7.250%, 02/01/14	155,000	158,875
7.375%, 02/01/16	715,000	734,662
TXU Corp. 5.550%, 11/15/14	420,000	371,985
6.500%, 11/15/24	60,000	50,569
6.550%, 11/15/34 (a)	740,000	619,675

		2,445,591

Industrial Conglomerates—0.8%
Corporacion Andina de Fomento 6.875%, 03/15/12 (a)	2,900,000	3,087,438
Tyco International Group S.A. 6.000%, 11/15/13	2,660,000	2,796,171

		5,883,609

Insurance—0.2%
American International Group, Inc. 6.250%, 03/15/37	760,000	739,723
The Travelers Cos., Inc. 6.250%, 03/15/37 (b)	970,000	957,969

		1,697,692

IT Services—0.2%
Electronic Data Systems Corp. 7.125%, 10/15/09	1,270,000	1,324,327
SunGard Data Systems, Inc. 9.125%, 08/15/13	280,000	300,300

		1,624,627

Security Description	Face Amount	Value

Leisure Equipment & Products—0.1%
Herbst Gaming, Inc. 8.125%, 06/01/12	$225,000	$227,250
Pinnacle Entertainment, Inc. 8.750%, 10/01/13	375,000	398,438
Seneca Gaming Corp. 7.250%, 05/01/12	225,000	226,406

		852,094

Media—1.8%
Advanstar Communications, Inc. 10.750%, 08/15/10	200,000	216,500
AMC Entertainment, Inc. 11.000%, 02/01/16	85,000	96,794
CCH I Holdings, LLC 11.000%, 10/01/15	984,000	1,020,900
Charter Communications Operating, LLC (144A) 8.375%, 04/30/14	250,000	260,312
Clear Channel Communications, Inc. 6.250%, 03/15/11	1,130,000	1,124,543
Comcast Cable Communications Holdings, Inc. 8.375%, 03/15/13	50,000	57,178
Comcast Cable Communications, Inc. 8.875%, 05/01/17	600,000	733,571
Comcast Corp. 5.875%, 02/15/18	170,000	170,460
6.500%, 01/15/15	1,890,000	1,993,459
CSC Holdings, Inc. 8.125%, 08/15/09	200,000	207,000
CSC Holdings, Inc. (144A) 6.750%, 04/15/12	350,000	347,375
Dex Media West, LLC 9.875%, 08/15/13	267,000	291,364
Dex Media, Inc. 0/9.000%, 11/15/13 (a) (g)	295,000	274,719
DirecTV Holdings, LLC 8.375%, 03/15/13	162,000	170,707
EchoStar DBS Corp. 6.625%, 10/01/14	845,000	850,281
Idearc, Inc. (144A) 8.000%, 11/15/16	135,000	138,881
Interep National Radio Sales, Inc. 10.000%, 07/01/08	150,000	128,250
Lamar Media Corp. 6.625%, 08/15/15	455,000	443,625
Liberty Media, LLC 7.875%, 07/15/09	2,540,000	2,664,714
R.H. Donnelley Corp. 6.875%, 01/15/13	225,000	218,813
8.875%, 01/15/16	225,000	239,062
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	510,000	619,894
Time Warner, Inc. 6.875%, 05/01/12	1,270,000	1,353,335
7.625%, 04/15/31	50,000	56,191
7.700%, 05/01/32	120,000	136,049

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
Videotron Ltee 6.375%, 12/15/15	$250,000	$245,625

		14,059,602

Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc. 8.375%, 04/01/17	630,000	681,187
Mueller Group, Inc. 0/14.750%, 04/15/14 (g)	244,000	222,040
10.000%, 05/01/12	16,000	17,280
Steel Dynamics, Inc. (144A) 6.750%, 04/01/15	315,000	315,394
Vale Overseas, Ltd. 6.875%, 11/21/36	1,665,000	1,719,424
8.250%, 01/17/34	60,000	71,915

		3,027,240

Multi-Utilities—0.3%
Calpine Generating Co., LLC 14.370%, 04/01/11 (d)	200,000	212,000
Dynegy Holdings, Inc. 7.125%, 05/15/18	115,000	110,400
Pacific Gas & Electric Co. 5.800%, 03/01/37	430,000	414,560
6.050%, 03/01/34	770,000	771,884
The AES Corp. 7.750%, 03/01/14	35,000	36,750
8.875%, 02/15/11	150,000	161,250
9.375%, 09/15/10	403,000	438,263
9.500%, 06/01/09	100,000	106,500

		2,251,607

Multiline Retail—0.0%
The Neiman Marcus Group, Inc. 10.375%, 10/15/15 (a)	155,000	172,825

Office Electronics—0.0%
Xerox Corp. 6.400%, 03/15/16	360,000	370,269

Oil, Gas & Consumable Fuels—2.3%
Anadarko Petroleum Corp. 5.950%, 09/15/16	270,000	270,569
6.450%, 09/15/36	1,140,000	1,128,084
Chesapeake Energy Corp. 6.250%, 01/15/18	25,000	24,688
6.375%, 06/15/15	425,000	422,875
6.500%, 08/15/17	450,000	444,375
ConocoPhillips Holding Co. 6.950%, 04/15/29	1,960,000	2,222,383
Dresser-Rand Group, Inc. 7.375%, 11/01/14	394,000	401,880

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
El Paso Corp. 7.375%, 12/15/12 (a)	$50,000	$53,500
7.750%, 01/15/32 (a)	179,000	197,795
7.800%, 08/01/31	45,000	49,725
7.875%, 06/15/12 (a)	575,000	625,312
Exco Resources, Inc. 7.250%, 01/15/11	465,000	466,163
Gaz Capital for Gazprom (144A) 6.212%, 11/22/16	1,880,000	1,880,940
6.510%, 03/07/22	1,220,000	1,238,300
8.625%, 04/28/34	800,000	1,028,800
Hess Corp. 7.300%, 08/15/31	1,060,000	1,168,426
7.875%, 10/01/29	140,000	161,491
Kerr-McGee Corp. 6.950%, 07/01/24	500,000	526,788
7.875%, 09/15/31	2,490,000	2,896,119
OPTI Canada, Inc. (144A) 8.250%, 12/15/14	160,000	166,400
Peabody Energy Corp. 6.875%, 03/15/13	120,000	122,100
Pemex Project Funding Master Trust 5.750%, 12/15/15	300,000	300,600
6.625%, 06/15/35	150,000	154,500
Pogo Producing Co. 6.875%, 10/01/17 (a)	200,000	195,000
Quicksilver Resources, Inc. 7.125%, 04/01/16	250,000	246,250
Stone Energy Corp. 8.250%, 12/15/11	425,000	423,406
Swift Energy Co. 7.625%, 07/15/11	350,000	358,750
Valero Energy Corp. 4.750%, 06/15/13	50,000	47,867
Whiting Peteroleum Corp. 7.000%, 02/01/14	205,000	199,875
7.250%, 05/01/12	50,000	49,125
XTO Energy, Inc. 7.500%, 04/15/12	390,000	426,906

		17,898,992

Paper & Forest Products—0.1%
Appleton Papers, Inc. 9.750%, 06/15/14	150,000	154,875
Weyerhaeuser Co. 6.750%, 03/15/12	680,000	714,289

		869,164

Pharmaceuticals—0.2%
Wyeth 5.500%, 03/15/13	50,000	50,427
5.950%, 04/01/37	1,190,000	1,171,972

		1,222,399

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Real Estate Investment Trusts—0.1%
Boston Properties, L.P. 6.250%, 01/15/13	$65,000	$68,232
Host Marriott, L.P. 6.375%, 03/15/15	350,000	347,375
7.125%, 11/01/13	25,000	25,562
iStar Financial, Inc. 5.150%, 03/01/12	50,000	49,048

		490,217

Road & Rail—0.0%
Hertz Corp. 8.875%, 01/01/14	85,000	91,588

Specialty Retail—0.0%
NEBCO Evans Holdings Co. 12.375%, 07/15/07 (c) (d )(e)	350,000	0
The Limited, Inc. 6.950%, 03/01/33	60,000	59,852

		59,852

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co. 9.750%, 01/15/15 (a)	250,000	274,375
Oxford Industries, Inc. 8.875%, 06/01/11	120,000	124,200

		398,575

Thrifts & Mortgage Finance—0.1%
Countrywide Financial Corp. 5.460%, 06/18/08 (b)	570,000	569,378
5.501%, 01/05/09 (b)	460,000	459,193
Countrywide Home Loans, Inc. 4.000%, 03/22/11	75,000	71,096

		1,099,667

Tobacco—0.3%
Altria Group, Inc. 7.000%, 11/04/13	1,840,000	1,998,205

Trading Companies & Distributors—0.0%
The Holt Group, Inc. 9.750%, 01/15/49 (c) (d) (e)	200,000	0

U.S. Treasury—10.0%
U.S. Treasury Bonds 4.500%, 02/15/36 (a)	500,000	471,406
4.750%, 02/15/37	70,000	68,906
5.500%, 08/15/28	500,000	537,774
6.125%, 11/15/27	200,000	230,906
8.875%, 08/15/17 (a)	340,000	454,644
U.S. Treasury Inflation Indexed Bonds (TII) 2.000%, 01/15/26 (a)	1,437,692	1,366,370
2.375%, 01/15/27 (a)	7,957,993	8,023,583

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes (TII) 0.875%, 04/15/10 (a)	$1,431,468	$1,384,107
2.000%, 01/15/16 (a)	7,586,122	7,469,068
2.375%, 04/15/11 (a)	12,765,392	12,931,444
2.500%, 07/15/16 (a)	11,704,528	12,010,402
U.S. Treasury Notes 3.500%, 02/15/10 (a)	6,930,000	6,736,986
4.000%, 04/15/10 (a)	12,500,000	12,308,600
4.000%, 02/15/14 (a)	205,000	197,761
4.250%, 11/15/14 (a)	240,000	234,300
4.250%, 08/15/15 (a)	500,000	486,621
4.500%, 03/31/09	6,560,000	6,549,753
4.500%, 11/15/15 (a)	970,000	960,111
4.500%, 02/15/16 (a)	1,120,000	1,108,625
4.625%, 10/31/11 (a)	130,000	130,427
4.625%, 11/15/16 (a)	210,000	209,385
4.750%, 03/31/11 (a)	3,010,000	3,032,810
4.875%, 02/15/17 (a)	20,000	19,959
5.125%, 05/15/16 (a)	1,100,000	1,137,339

		78,061,287

Wireless Telecommunication Services—0.3%
American Tower Corp. 7.500%, 05/01/12	150,000	155,625
Cingular Wireless Services, Inc. 8.750%, 03/01/31	50,000	64,497
iPCS, Inc. 11.500%, 05/01/12	225,000	247,500
Nextel Communications, Inc. 6.875%, 10/31/13	1,295,000	1,326,677
7.375%, 08/01/15	800,000	827,439
Sprint Nextel Corp. 6.000%, 12/01/16	40,000	39,365

		2,661,103

Yankee—0.2%
Methanex Corp. 8.750%, 08/15/12	225,000	249,750
Morgan Stanley Bank AG for OAO Gazprom 9.625%, 03/01/13	170,000	201,042
Rogers Cable, Inc. 8.750%, 05/01/32	375,000	463,125
Smurfit Capital Funding, Plc. 7.500%, 11/20/25	275,000	280,500
Tyco International Group S.A. 6.125%, 11/01/08	50,000	50,673

		1,245,090

Total Fixed Income (Identified Cost $846,412,965)		848,082,169

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Preferred Stock—0.1%

Security Description	Shares	Value

Diversified Financial Services—0.1%
Resona Preferred Global Securities Cayman, Ltd. (144A)	770,000	$813,325
TCR Holdings (Class B) (e) (i)	840	1
TCR Holdings (Class C) (c) (e) (i)	462	0
TCR Holdings (Class D) (e) (i)	1,219	1
TCR Holdings (Class E) (e) (i)	2,521	3

Total Preferred Stock (Identified Cost $796,426)		813,330

Fixed Income-Convertible—0.1%
Security Description	Face Amount	Value

Automobiles—0.1%
Ford Motor Co. 4.250%, 12/15/36	$300,000	330,750

Total Fixed Income—Convertible (Identified Cost $300,000)		330,750

Common Stock—0.0%
Security Description	Shares	Value

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (i)	2,424	12,120

Commercial Services & Supplies—0.0%
Continental AFA Dispensing Co. (e) (j)	8,621	47,416

Diversified Financial Services—0.0%
ContiFinancial Corp. (Liquidating Unit Trust) (j)	234,072	73

Food Products—0.0%
Imperial Sugar Co. (a)	172	5,767

Household Products—0.0%
Home Interiors & Gifts, Inc. (Restricted Shares) (e) (i)	674,618	6,746

Total Common Stock (Identified Cost $607,973)		72,122

Escrow Shares—0.0%

Food Products—0.0%
Vlasic Foods, Inc. (Escrow Receipt) (c) (e) (k)	105,922	0

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (c) (e) (i)	250,000	0

Total Escrow Shares (Identified Cost $0)		0

Warrants—0.0%
Security Description	Shares	Value

Foreign Government—0.0%
Republic of Venezuela (e) (i)	3,750	$136,875

Household Durables—0.0%
Winsloew Furniture, Inc. (144A) (e) (i)	200	1

Textiles, Apparel & Luxury Goods—0.0%
Pillowtex Corp. (c) (e) (i)	1,701	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (c) (e) (i)	125	0

Total Warrants (Identified Cost $43,682)		136,876

Options Purchased—0.0%

Call Options—0.0%
EURIBOR Futures Call @ 95.875 (EUR)	517,500	25,954

Total Options Purchased (Identified Cost $74,997)		25,954

Short Term Investments—31.1%
Security Description	Face Amount	Value

Discount Notes—0.3%
Federal National Mortgage Association 5.100%, 06/25/07	$2,500,000	2,469,896

Repurchase Agreement—30.8%
Merrill Lynch Repurchase Agreement dated 03/30/07 at 5.250% to be repurchased at $239,704,825 on 04/02/07, collateralized by $147,485,000 Federal National Mortgage Association 5.330% due 01/29/10 with a value of $149,328,563; and by $92,745,000 Federal Home Loan Bank 5.250% due 10/14/11 with a value of $95,063,625.	239,600,000	239,600,000

Total Short Term Investments (Identified Cost $242,069,896)		242,069,896

Total Investments—140.1% (Identified Cost $1,090,305,939) (l)		1,091,531,097
Liabilities in excess of other assets		(312,290,260)

Total Net Assets—100%		$779,240,837

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-151

Metropolitan Series Fund, Inc.

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

(a)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $89,972,306 and the collateral received consisted of cash in the amount of $91,973,837.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(c)	Zero Valued Security.
(d)	Non-Income Producing; Defaulted Bond.
(e)	Security was valued in good faith under procedures established by the Board of Directors.
(g)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(h)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(i)	Non-Income Producing.
(j)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(k)	Escrow Receipt is a certificate which guarantees that the securities underlying an option contract are on deposit and will be delivered in the event that the option is exercised.
(l)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,090,305,939 and the composition of unrealized appreciation and depreciation of investment securities was $6,933,734 and $(5,708,576), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, the market value of 144A securities was $72,509,017, which is 9.3% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(EUR)—	Euro
(MXN)—	Mexican Peso

Forward Contracts
Forward Currency Contracts	Delivery Date	Local Currency Amount	Aggregate Face Value	Valuation as of 03/31/2007	Unrealized Appreciation
Japanese Yen (bought)	05/09/2007	725,562,000	$6,046,350	$6,205,219	$158,869

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2007	Unrealized Appreciation/ Depreciation
Germany Government Bonds 10 Year Futures	06/07/2007	257	$39,906,683	$39,499,384	$(407,299)
LIBOR Futures	09/19/2007	557	129,420,646	129,090,513	(330,133)
Eurodollar Futures	09/17/2007	172	40,822,560	40,817,750	(4,810)
U.S. Treasury Bond Futures	06/30/2007	81	9,105,311	9,011,250	(94,061)
U.S. Treasury Notes 2 Year Futures	06/29/2007	279	56,986,942	57,164,485	177,543
U.S. Treasury Notes 5 Year Futures	06/29/2007	845	89,171,616	89,398,359	226,743

Futures Contracts Short
U.S. Treasury Notes 10 Year Futures	06/20/2007	(2)	(217,771)	(216,250)	1,521
U.S. Treasury Notes 10 Year Futures	06/20/2007	(395)	(42,576,533)	(42,709,375)	(132,842)

Net Unrealized Depreciation					$(563,338)

Options Written
Options Written-Calls	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2007	Unrealized Appreciation/ Depreciation
U.S. Treasury Bond Futures 114 Call	05/25/2007	(125)	$(26,719)	$(35,156)	$(8,437)
U.S. Treasury Bond Futures 116 Call	05/25/2007	(135)	(31,809)	(12,656)	19,153

Options Written-Puts
U.S. Treasury Bond Futures 108 Put	05/25/2007	(260)	(44,981)	(48,750)	(3,769)

Net Unrealized Appreciation					$6,947

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-152

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—102.1% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—7.5%
ACE Securities Corp. 5.450%, 02/25/31 (a)	$6,998,828	$6,994,945
Bayview Financial Aquisition Trust 5.710%, 08/28/44 (a)	101,029	101,106
Bear Stearns Asset Backed Securities, Inc. 5.430%, 10/25/36 (a)	2,815,498	2,814,554
Compucredit Aquired Portfolio Voltage Master Trust (144A)
5.490%, 09/15/18 (a)	5,952,190	5,961,594
Countrywide Home Equity Loan Trust 5.460%, 12/25/31 (a)	7,814,196	7,812,885
5.690%, 12/15/28 (a)	965,690	967,295
GMAC Mortgage Loan Trust 5.390%, 07/25/36 (a)	800,000	799,127
5.530%, 11/25/36 (a)	10,300,000	10,289,001
GSAMP Trust 5.410%, 07/05/36 (a)	4,415,003	4,415,163
GSR Mortgage Loan Trust 5.590%, 11/25/30 (a)	2,000,000	2,000,221
Indymac Seconds Asset Backed Trust 5.450%, 06/25/36 (a)	7,045,995	7,044,843
Morgan Stanley IXIS Real Estate Capital Trust 5.350%, 07/25/36 (a)	6,016,976	6,016,962
Morgan Stanley Mortgage Loan Trust 5.440%, 10/25/36 (a)	5,768,006	5,768,386
5.470%, 03/25/36 (a)	5,706,538	5,707,378
SACO I Trust 5.450%, 06/25/36 (a)	6,709,159	6,706,175
5.470%, 04/25/36 (a)	1,708,347	1,708,200
5.570%, 05/25/35 (a)	453,069	453,292
5.580%, 06/25/36 (a)	103,017	103,042
SLM Student Loan Trust 5.350%, 07/25/17 (a)	10,300,000	10,301,119
5.370%, 10/25/17 (a)	2,000,000	2,000,765
Structured Asset Securities Corp. (144A) 5.430%, 02/25/36 (a)	6,331,471	6,330,479

		94,296,532

Commercial Mortgage-Backed Securities—12.1%
American Home Mortgage Assets 5.510%, 11/25/36 (a)	10,922,780	10,945,224
Banc of America Funding Corp. 5.791%, 10/25/36 (a)	493,700	492,812
Banc of America Mortgage Securities 5.017%, 07/25/35	575,123	571,240
Bear Stearns Mortgage Funding Trust 5.480%, 12/25/36 (a)	797,067	797,252
Countrywide Alternative Loan Trust 5.520%, 07/25/36 (a)	9,682,962	9,658,999
Countrywide Alternative Loan Trust (Class 2) 5.520%, 07/25/36 (a)	8,851,670	8,875,277
Countrywide Alternative Loan Trust (Class 4) 5.550%, 07/20/35 (a)	2,835,214	2,837,162
CS First Boston Mortgage Securities Corp. 4.889%, 11/15/37 (a)	2,680,000	2,595,543
GE Capital Commercial Mortgage Corp. 5.334%, 11/10/45 (a)	3,000,000	3,031,169

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
GMAC Mortgage Corp. Loan Trust 5.009%, 11/19/35 (a)	$2,851,523	$2,851,042
Impac Secured Assets CMN Owner Trust 5.640%, 03/25/36 (a)	7,024,509	7,047,336
JPMorgan Chase Commercial Mortgage Securities Corp.
4.951%, 01/12/37 (a)	4,950,000	4,817,520
4.999%, 10/15/42 (a)	1,250,000	1,218,521
5.429%, 12/12/43	9,530,000	9,554,211
LB-UBS Commercial Mortgage Trust 4.858%, 12/15/39 (a)	5,500,000	5,325,962
Luminent Mortgage Trust 5.510%, 05/25/46 (a)	7,933,569	7,925,295
Master Adjustable Rate Mortgages Trust 5.783%, 12/25/46 (a)	12,282,071	12,310,565
Morgan Stanley ABS Capital I 5.580%, 03/25/35 (a)	1,947,118	1,947,424
Morgan Stanley Mortgage Loan Trust 5.390%, 06/25/36 (a)	6,675,871	6,672,451
5.446%, 06/26/36 (a)	7,905,839	7,902,360
Novastar Mortgage-Backed Notes 5.510%, 06/25/36 (a)	7,515,500	7,520,073
Provident Funding Mortgage Loan Trust 4.381%, 10/25/35 (a)	1,079,006	1,078,458
Residential Accredit Loans, Inc. 5.410%, 10/25/46 (a)	10,747,696	10,750,115
Residential Funding Mortgage Securities I, Inc. 4.750%, 12/25/18	4,552,148	4,419,853
Thornburg Mortgage Securities Trust 5.430%, 06/25/36 (a)	5,047,943	5,039,058
5.490%, 01/25/36 (a)	92,584	92,471
5.570%, 07/25/45 (a)	7,416,329	7,416,497
WaMu Mortgage Pass-Through Certificates 5.590%, 12/25/45 (a)	6,376,010	6,394,202
Zuni Mortgage Loan Trust 5.450%, 08/25/36 (a)	599,696	599,088

		150,687,180

Federal Agencies—58.7%
Federal Home Loan Bank 5.250%, 12/11/20	12,000,000	12,051,276
Federal Home Loan Mortgage Corp. 4.000%, 05/01/19	171,262	161,846
4.500%, 04/15/32	182,747	169,283
4.500%, 04/01/33	2,116,689	1,995,531
4.500%, 04/01/35	1,731,126	1,628,007
5.000%, 08/01/19	2,629,547	2,597,244
5.000%, 10/01/35	9,339,071	9,034,851
5.500%, 01/15/23 (b)	1,351,846	32,190
5.500%, 07/01/35	2,472,162	2,448,752
5.899%, 01/01/37 (a)	2,499,900	2,528,145
6.000%, 10/01/10	235	237
6.000%, 10/01/28	95,465	96,878
6.000%, 11/01/28	113,958	115,751
6.500%, 08/01/13	20,075	20,505
6.500%, 03/01/26	2,110	2,168
6.500%, 07/01/26	43,022	44,208
7.000%, 07/01/11	8,067	8,275

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-153

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
Federal Home Loan Mortgage Corp. 7.500%, 05/01/32	$281,787	$293,989
8.000%, 12/01/19	13,138	13,637
8.000%, 07/01/20	36,164	37,640
8.000%, 09/01/30	25,033	26,350
8.250%, 04/01/17	375	396
8.500%, 06/15/21	197,201	196,818
9.000%, 10/01/17	6,755	6,903
Federal National Mortgage Association 3.681%, 02/17/09 (a)	2,000,000	1,965,980
4.000%, 08/01/19	105,146	99,389
4.000%, 08/01/20	1,263,883	1,193,877
4.000%, 05/01/33	916,183	837,594
4.500%, 05/01/19	1,346,873	1,305,698
4.500%, 09/01/19	3,048,646	2,955,445
4.500%, 03/01/20	526,185	509,445
4.500%, 04/01/20	20,933	20,267
4.875%, 01/11/08	12,300,000	12,273,949
5.000%, 10/01/20	2,404,868	2,372,477
5.000%, 08/01/35	8,056,050	7,791,223
5.000%, TBA	221,700,000	214,548,455
5.000%, TBA	2,000,000	1,931,876
5.500%, 09/01/24	3,814,770	3,801,844
5.500%, 04/01/35	3,910,537	3,873,627
5.500%, 09/01/35	12,115,851	12,001,493
5.500%, 12/01/35	939,166	930,302
5.500%, TBA	157,200,000	156,257,528
5.949%, 01/25/43 (a)	1,191,927	1,228,306
6.000%, 04/01/35	8,945,551	9,045,883
6.000%, TBA	152,910,000	154,021,804
6.500%, 06/01/08	3,605	3,682
6.500%, 12/01/10	3,094	3,145
6.500%, 04/01/13	62,498	63,922
6.500%, 07/01/13	36,447	37,277
6.500%, 06/01/17	625,657	640,946
6.500%, 03/01/26	6,370	6,547
6.500%, 12/01/27	56,852	58,454
6.500%, 04/01/29	289,825	298,808
6.500%, 05/01/32	595,862	607,878
6.500%, 07/01/32	3,032,164	3,146,704
6.527%, 05/25/30 (a)	305,688	306,374
7.000%, 12/01/14	33,798	34,860
7.000%, 07/01/15	5,659	5,833
7.000%, 11/01/23	5,528	5,743
7.000%, 02/01/28	22,716	23,645
7.000%, 10/01/28	132,423	137,996
7.000%, 11/01/28	9,841	10,255
7.000%, 02/01/29	39,335	40,976
7.000%, 01/01/30	13,594	14,168
7.000%, 01/01/34	822,889	853,963
7.500%, 02/01/16	96,141	99,083
7.500%, 11/01/29	85,682	89,815
7.500%, 11/01/30	39,661	41,510
7.500%, 01/01/31	17,621	18,442
8.000%, 05/01/28	11,266	11,948
8.000%, 07/01/30	1,823	1,926

Security Description	Face Amount	Value

Federal Agencies—(Continued)
8.000%, 08/01/30	$21,546	$22,758
8.000%, 10/01/30	14,995	15,838
8.000%, 02/01/31	362,427	384,553
8.000%, 08/01/31	5,022	5,306
8.000%, 07/01/32	1,394	1,473
11.500%, 09/01/19	703	772
12.000%, 10/01/15	41,571	47,032
12.000%, 01/15/16	2,290	2,578
12.500%, 09/20/15	3,996	4,428
12.500%, 01/15/16	31,590	34,986
Government National Mortgage Association 5.500%, 09/15/34	2,524,668	2,513,428
5.500%, 06/15/35	817,608	813,614
5.500%, 12/15/35	5,549,271	5,522,165
5.500%, TBA	16,910,000	16,814,881
6.000%, TBA	76,100,000	77,074,993
6.500%, 08/15/34	823,365	845,025
7.500%, 01/15/29	16,539	17,274
7.500%, 09/15/29	15,915	16,623
7.500%, 02/15/30	21,977	22,905
7.500%, 04/15/30	31,036	32,346
7.500%, 05/15/30	13,734	14,340
7.500%, 09/15/30	27,834	29,009
8.500%, 05/15/18	26,245	28,155
8.500%, 06/15/25	152,370	164,617
9.000%, 08/15/08	1,851	1,885
9.000%, 09/15/08	2,084	2,122
9.000%, 10/15/08	19,151	19,500
9.000%, 12/15/08	8,225	8,374
9.000%, 01/15/09	13,924	14,348
9.000%, 02/15/09	1,798	1,852
9.000%, 03/15/09	7,750	7,985
9.000%, 04/15/09	16,244	16,710
9.000%, 05/15/09	7,357	7,580
9.000%, 09/15/09	8,188	8,436
9.000%, 12/15/16	17,868	19,141

		733,578,274

Government Agency—1.4%
Financing Corp. (FICO) Strips Zero Coupon, 06/27/11	13,949,000	11,461,531
National Archives Facility Trust 8.500%, 09/01/19	5,114,434	6,117,118

		17,578,649

U.S. Treasury—22.4%
U.S. Treasury Bond Strips Zero Coupon, 11/15/09	7,500,000	6,672,202
U.S. Treasury Bonds 7.125%, 02/15/23 (c)	19,300,000	23,960,641
8.750%, 08/15/20 (c)	6,600,000	9,102,331
U.S. Treasury Inflation Indexed Bonds (TII)
2.000%, 01/15/26 (c)	26,051,802	24,759,398
2.375%, 01/15/27 (c)	9,674,029	9,753,763

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-154

Metropolitan Series Fund, Inc.

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes (TII)
2.375%, 04/15/11 (c)	$17,853,196	$18,085,430
2.500%, 07/15/16 (c)	10,993,037	11,280,318
U.S. Treasury Notes 4.000%, 04/15/10 (c)	112,360,000	110,639,544
4.125%, 05/15/15 (c)	30,000	28,973
4.625%, 11/15/16 (c)	5,330,000	5,314,383
5.000%, 07/31/08 (c)	45,300,000	45,420,317
6.000%, 08/15/09	14,790,000	15,251,611

		280,268,911

Total Fixed Income (Identified Cost $1,277,895,972)		1,276,409,546

Short Term Investments—47.6%

Discount Notes—0.1%
Federal National Mortgage Association
5.100%, 06/25/07	670,000	661,946

Repurchase Agreement—26.8%
Deutsche Bank Repurchase Agreement dated 03/30/07 at 5.300% to be repurchased at $334,747,782 on 04/02/07, collateralized by $17,910,000 Federal National Mortgage Association 5.550% due 03/29/10 with a value of $17,896,920; and by $322,000,000 Federal Home Loan Bank 5.125% due 02/26/08 with a value of $323,395,226.	334,600,000	334,600,000

Security Description	Face Amount	Value

U.S. Treasury—20.7%
U.S. Treasury Bills 4.985%, 04/19/07 (c)	$259,650,000	$259,002,823

Total Short Term Investments (Identified Cost $594,264,769)		594,264,769

Total Investments—149.7% (Identified Cost $1,872,160,741) (d)		1,870,674,315
Liabilities in excess of other assets		(621,165,582)

Total Net Assets—100%		$1,249,508,733

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2007.
(b)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(c)	A portion or all of the security was held on loan. As of March 31, 2007, the market value of securities loaned was $156,576,922 and the collateral received consisted of cash in the amount of $158,997,635 and securities with a market value of $902,723.
(d)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $1,872,160,741 and the composition of unrealized appreciation and depreciation of investment securities was $3,423,483 and $(4,909,909), respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, the market value of 144A securities was $12,292,073, which is 1.0% of total net assets.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 03/31/2007	Unrealized Appreciation/ Depreciation
Eurodollar Futures	09/17/2007	1,355	$321,188,025	$321,558,438	$370,413
U.S. Treasury Bonds Futures	06/30/2007	59	6,678,272	6,563,750	(114,522)
U.S. Treasury Notes 2 Year Futures	06/29/2007	153	31,250,734	31,348,266	97,532

Futures Contracts Short
U.S. Treasury Notes 5 Year Futures	06/29/2007	(403)	(42,475,907)	(42,636,141)	(160,234)
U.S. Treasury Notes 10 Year Futures	06/20/2007	(35)	(3,809,356)	(3,784,375)	24,981

Net Unrealized Appreciation					$218,170

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-155

Metropolitan Series Fund, Inc.

Zenith Equity Portfolio

Schedule of Investments as of March 31, 2007 (Unaudited)

Mutual Funds—100.0%

Security Description	Shares	Value

Investment Companies—100.0%
Metropolitan Series Fund, Inc.—Capital Guardian U.S. Equity Portfolio, (Class A)	22,714,452	$302,102,207
Metropolitan Series Fund, Inc.—FI Value Leaders Portfolio, (Class A)	1,441,138	309,527,599
Metropolitan Series Fund, Inc.—Jennison Growth Portfolio, (Class A)	23,707,411	304,166,089
Total Mutual Funds (Identified Cost $684,657,672)		915,795,895

Total Investments 100.0% (Identified Cost $684,657,672) (a)		915,795,895
Other assets less liabilities		(90,370)

Total Net Assets 100%		$915,705,525

(a)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $684,657,672 and the unrealized appreciation of investment securities was $231,138,223.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-156

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Name:	Elizabeth M. Forget
Title:	President
Date:	May 23, 2007

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 23, 2007

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.